UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2012

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 28 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Commodities Return Strategy Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments as a cash management strategy, to seek to enhance returns, for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,093.82	$ 2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$ 2.21

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Growth Stock Portfolio	1

Growth Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (94.3%)	Shares	Value $ (000’s)

	Consumer Discretionary (14.9%)
*	Amazon.com, Inc.	22,750	5,195
	Coach, Inc.	78,900	4,614
	Comcast Corp. - Class A	274,300	8,769
*	Delphi Automotive PLC	135,000	3,443
*	Dollar General Corp.	80,200	4,362
	The Home Depot, Inc.	78,100	4,139
	Las Vegas Sands Corp.	142,200	6,184
	Limited Brands, Inc.	97,000	4,125
	Macy’s, Inc.	104,900	3,603
	Marriott International, Inc. - Class A	130,700	5,123
	NIKE, Inc. - Class B	31,600	2,774
*	O’Reilly Automotive, Inc.	16,400	1,374
*	Priceline.com, Inc.	13,700	9,104
	Starbucks Corp.	215,200	11,475
	VF Corp.	9,100	1,214
	Viacom, Inc. - Class B	106,100	4,989

	Total		80,487

	Consumer Staples (8.9%)
	Church & Dwight Co., Inc.	71,000	3,938
	Costco Wholesale Corp.	59,900	5,691
	CVS Caremark Corp.	84,529	3,950
	The Estee Lauder Cos., Inc. - Class A	94,200	5,098
	Mead Johnson Nutrition Co.	97,800	7,874
*	Monster Beverage Corp.	54,200	3,859
	PepsiCo, Inc.	105,100	7,426
	Philip Morris International, Inc.	97,200	8,482
	Whole Foods Market, Inc.	15,900	1,516

	Total		47,834

	Energy (7.8%)
	Anadarko Petroleum Corp.	114,700	7,593
*	Concho Resources, Inc.	45,700	3,890
	National-Oilwell Varco, Inc.	76,900	4,955
*	Oasis Petroleum, Inc.	113,000	2,732
	Occidental Petroleum Corp.	110,500	9,478
	Schlumberger, Ltd.	154,000	9,996
*	Weatherford International, Ltd.	273,600	3,456

	Total		42,100

	Financials (6.4%)
	American Express Co.	147,400	8,580
	American Tower Corp.	182,400	12,752
	Invesco, Ltd.	70,900	1,602
	JPMorgan Chase & Co.	164,600	5,881
	Wells Fargo & Co.	173,000	5,785

	Total		34,600

	Common Stocks (94.3%)	Shares	Value $ (000’s)

	Health Care (11.0%)
*	Alexion Pharmaceuticals, Inc.	64,000	6,355
	Allergan, Inc.	133,600	12,367
	Bristol-Myers Squibb Co.	204,900	7,366
*	Celgene Corp.	77,200	4,953
*	Cerner Corp.	46,100	3,811
*	Express Scripts Holding Co.	130,100	7,264
*	Gilead Sciences, Inc.	104,000	5,333
*	Intuitive Surgical, Inc.	14,000	7,753
	UnitedHealth Group, Inc.	46,300	2,709
*	Vertex Pharmaceuticals, Inc.	23,200	1,297

	Total		59,208

	Industrials (9.3%)
	The Boeing Co.	86,525	6,429
	Caterpillar, Inc.	61,600	5,230
	Cummins, Inc.	50,600	4,904
	Danaher Corp.	155,150	8,080
	Dover Corp.	40,400	2,166
	FedEx Corp.	51,550	4,722
	Honeywell International, Inc.	110,400	6,165
	Precision Castparts Corp.	36,700	6,037
	Union Pacific Corp.	52,500	6,264

	Total		49,997

	Information Technology (31.2%)
*	Apple, Inc.	80,100	46,778
	Avago Technologies, Ltd.	105,900	3,802
*	Baidu, Inc., ADR	28,200	3,242
	Broadcom Corp. - Class A	194,850	6,586
*	Citrix Systems, Inc.	65,700	5,515
*	Cognizant Technology Solutions Corp. - Class A	83,900	5,034
*	EMC Corp.	410,900	10,531
*	F5 Networks, Inc.	25,200	2,509
*	Facebook, Inc. - Class A	29,100	906
*	Freescale Semiconductor Holdings I, Ltd.	102,135	1,047
*	Google, Inc. - Class A	29,842	17,311
	International Business Machines Corp.	51,100	9,994
*	Juniper Networks, Inc.	188,200	3,070
	MasterCard, Inc. - Class A	25,800	11,097
	Microsoft Corp.	243,300	7,443
	Oracle Corp.	297,900	8,848
	Qualcomm, Inc.	215,300	11,988
*	Salesforce.com, Inc.	13,600	1,880
*	SanDisk Corp.	29,800	1,087
*	VeriFone Systems, Inc.	58,000	1,919
	Visa, Inc. - Class A	26,800	3,313
*	VMware, Inc. - Class A	50,400	4,588

	Total		168,488

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Materials (4.8%)
	CF Industries Holdings, Inc.	20,200	3,913
	Cliffs Natural Resources, Inc.	49,300	2,430
	Hudbay Minerals, Inc.	257,800	1,988
	Monsanto Co.	121,781	10,081
	Praxair, Inc.	68,300	7,426

	Total		25,838

	Total Common Stocks
	(Cost: $425,037)		508,552

	Short-Term Investments (4.5%)

	Electric Utilities (0.9%)
	Emerson Electric Co., 0.13%, 8/16/12	5,000,000	4,999

	Total		4,999

	Federal Government & Agencies (0.2%)
	Federal Home Loan Bank, 0.11%, 7/20/12	1,000,000	1,000

	Total		1,000

	Finance Services (1.9%)
	Alpine Securitization Corp., 0.17%, 7/6/12	5,000,000	5,000
	Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

	Total		10,000

	Information Technology (0.9%)
(b)	Google, Inc., 0.09%, 7/17/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.6%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	3,500,000	3,500

	Total		3,500

	Total Short-Term Investments
	(Cost: $24,499)		24,499

	Total Investments (98.8%)
	(Cost: $449,536)(a)		533,051

	Other Assets, Less
	Liabilities (1.2%)		6,206

	Net Assets (100.0%)		539,257

The Accompanying Notes are an Integral Part of the Financial Statements.

2	Growth Stock Portfolio

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $449,536 and the net unrealized appreciation of investments based on that cost was $83,515 which is comprised of $100,263 aggregate gross unrealized appreciation and $16,748 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $9,703)	147	9/12	$267

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$508,552	$-	$-
Short-Term Investments	-	24,499	-
Other Financial Instruments^ Futures	267	-	-
Total	$508,819	$24,499	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio	3

Focused Appreciation Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest in derivative instruments for hedging purposes, to earn income or to seek to enhance returns. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,135.74	$ 3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$ 3.67

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4	Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (91.0%)	Shares	Value $ (000’s)

	Consumer Discretionary (20.7%)
*	Amazon.com, Inc.	33,260	7,595
	Compagnie Financiere Richemont SA, ADR	1,371,845	7,422
	Ford Motor Co.	572,665	5,492
	Limited Brands, Inc.	343,120	14,593
	Marriott International, Inc. - Class A	241,215	9,455
*	MGM Resorts International	524,519	5,854
	News Corp. - Class A	831,965	18,544
	NIKE, Inc. - Class B	53,255	4,675

	Total		73,630

	Financials (1.4%)
	Prudential PLC, ADR	214,072	4,966

	Total		4,966

	Health Care (14.8%)
*	Celgene Corp.	325,420	20,879
*	Express Scripts Holding Co.	422,978	23,615
*	Intuitive Surgical, Inc.	4,505	2,495
*	Vertex Pharmaceuticals, Inc.	100,857	5,640

	Total		52,629

	Common Stocks (91.0%)	Shares	Value $ (000’s)

	Industrials (15.5%)
	C.H. Robinson Worldwide, Inc.	104,365	6,109
*	FANUC Corp., ADR	557,345	15,271
	Iron Mountain, Inc.	194,385	6,407
	Precision Castparts Corp.	86,565	14,239
	United Parcel Service, Inc. - Class B	169,220	13,328

	Total		55,354

	Information Technology (32.3%)
	Amphenol Corp. - Class A	77,670	4,266
*	Apple, Inc.	68,254	39,860
*	eBay, Inc.	565,716	23,766
*	EMC Corp.	510,295	13,079
*	Facebook, Inc. - Class A	66,400	2,066
	MasterCard, Inc. - Class A	8,565	3,684
	Microsoft Corp.	400,805	12,260
	Oracle Corp.	446,220	13,253
	TE Connectivity, Ltd.	82,680	2,638

	Total		114,872

	Materials (2.8%)
*	Ivanhoe Mines, Ltd.	933,027	9,032
*	Ivanhoe Mines, Ltd. - Rights	933,027	860

	Total		9,892

	Common Stocks (91.0%)	Shares	Value $ (000’s)

	Telecommunication Services (3.5%)
*	Crown Castle International Corp.	212,085	12,441

	Total		12,441

	Total Common Stocks
	(Cost: $248,761)		323,784

	Total Investments (91.0%)
	(Cost: $248,761)(a)		323,784

	Other Assets, Less
	Liabilities (9.0%)		31,872

	Net Assets (100.0%)		355,656

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $248,761 and the net unrealized appreciation of investments based on that cost was $75,023 which is comprised of $88,372 aggregate gross unrealized appreciation and $13,349 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$323,784	$-	$-
Total	$323,784	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio	5

Large Cap Core Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments as a cash management strategy, to generate income or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,069.25	$ 2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$ 2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6	Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (94.5%)	Shares	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Coach, Inc.	31,025	1,814
	Comcast Corp. - Class A	221,400	7,078
*	Delphi Automotive PLC	75,200	1,918
*	Dollar General Corp.	46,350	2,521
	The Home Depot, Inc.	78,300	4,149
	Las Vegas Sands Corp.	65,600	2,853
	Macy’s, Inc.	71,550	2,458
	Marriott International, Inc. - Class A	79,450	3,115
	News Corp. - Class A	246,650	5,498
	Starbucks Corp.	73,700	3,930
	Target Corp.	39,600	2,304
	VF Corp.	6,500	867
	Viacom, Inc. - Class B	77,400	3,639

	Total		42,144

	Consumer Staples (10.8%)
	Beam, Inc.	61,700	3,856
	Church & Dwight Co., Inc.	57,650	3,198
	Costco Wholesale Corp.	27,100	2,574
	CVS Caremark Corp.	99,222	4,637
	The Estee Lauder Cos., Inc. - Class A	37,700	2,040
	Mead Johnson Nutrition Co.	51,150	4,118
*	Monster Beverage Corp.	19,600	1,395
	PepsiCo, Inc.	90,600	6,402
	Philip Morris International, Inc.	97,650	8,521
	The Procter & Gamble Co.	82,600	5,059

	Total		41,800

	Energy (12.1%)
	Anadarko Petroleum Corp.	86,025	5,695
	Chevron Corp.	64,800	6,836
	Exxon Mobil Corp.	181,249	15,509
	National-Oilwell Varco, Inc.	35,500	2,288
	Occidental Petroleum Corp.	58,900	5,052
	Schlumberger, Ltd.	87,300	5,667
*	Weatherford International, Ltd.	305,550	3,859
*	Whiting Petroleum Corp.	56,600	2,327

	Total		47,233

	Financials (13.4%)
	American Express Co.	101,050	5,882
	American Tower Corp.	136,400	9,536
	Citigroup, Inc.	170,330	4,669
	The Goldman Sachs Group, Inc.	22,150	2,123
	Invesco, Ltd.	158,750	3,588
	JPMorgan Chase & Co.	201,046	7,183

	Common Stocks (94.5%)	Shares	Value $ (000’s)

	Financials continued
	KeyCorp	149,750	1,159
	MetLife, Inc.	106,250	3,278
	PNC Financial Services Group, Inc.	58,180	3,555
	The Travelers Cos., Inc.	27,150	1,733
	Wells Fargo & Co.	278,250	9,305

	Total		52,011

	Health Care (12.1%)
*	Alexion Pharmaceuticals, Inc.	15,800	1,569
	Allergan, Inc.	50,500	4,675
	Bristol-Myers Squibb Co.	283,150	10,179
*	Celgene Corp.	25,895	1,661
*	Cerner Corp.	25,150	2,079
*	Express Scripts Holding Co.	66,750	3,727
*	Gilead Sciences, Inc.	49,800	2,554
*	Intuitive Surgical, Inc.	7,300	4,043
	Pfizer, Inc.	556,050	12,789
	UnitedHealth Group, Inc.	66,250	3,875

	Total		47,151

	Industrials (10.2%)
	The Boeing Co.	65,250	4,848
	Caterpillar, Inc.	47,775	4,057
	Cummins, Inc.	34,400	3,334
	Danaher Corp.	84,059	4,378
	Dover Corp.	30,900	1,656
	FedEx Corp.	57,200	5,240
	General Electric Co.	323,825	6,748
	Honeywell International, Inc.	32,675	1,825
	Precision Castparts Corp.	11,950	1,966
	Union Pacific Corp.	28,950	3,454
	United Technologies Corp.	30,150	2,277

	Total		39,783

	Information Technology (18.1%)
*	Apple, Inc.	31,600	18,454
	Avago Technologies, Ltd.	56,100	2,014
	Broadcom Corp. - Class A	106,650	3,605
*	Cognizant Technology Solutions Corp. - Class A	31,400	1,884
*	EMC Corp.	159,100	4,078
*	Freescale Semiconductor Holdings I, Ltd.	82,100	841
*	Google, Inc. - Class A	12,450	7,222
	International Business Machines Corp.	48,950	9,574
*	Juniper Networks, Inc.	99,200	1,618
	MasterCard, Inc. - Class A	9,350	4,021
	Microsoft Corp.	288,450	8,824
	Oracle Corp.	163,400	4,853

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Qualcomm, Inc.	62,500	3,480

	Total		70,468

	Materials (3.3%)
	Celanese Corp.	46,600	1,613
	Cliffs Natural Resources, Inc.	52,775	2,601
	Hudbay Minerals, Inc.	152,000	1,172
	Monsanto Co.	35,400	2,931
	Praxair, Inc.	40,100	4,360

	Total		12,677

	Telecommunication Services (1.1%)
	Vodafone Group PLC, ADR	147,900	4,168

	Total		4,168

	Utilities (2.6%)
	American Electric Power Co., Inc.	73,250	2,923
	American Water Works Co., Inc.	204,550	7,012

	Total		9,935

	Total Common Stocks
	(Cost: $324,013)		367,370

	Short-Term Investments (5.2%)

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.11%, 7/20/12	2,000,000	2,000

	Total		2,000

	Finance Services (2.5%)
	Alpine Securitization Corp., 0.22%, 7/26/12	5,000,000	4,999
	Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

	Total		9,999

	Information Technology (1.3%)
	Google, Inc., 0.09%, 7/17/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.9%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	3,400,000	3,400

	Total		3,400

	Total Short-Term Investments
	(Cost: $20,399)		20,399

	Total Investments (99.7%)
	(Cost: $344,412)(a)		387,769

	Other Assets, Less
	Liabilities (0.3%)		1,101

	Net Assets (100.0%)		388,870

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio	7

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $344,412 and the net unrealized appreciation of investments based on that cost was $43,357 which is comprised of $57,286 aggregate gross unrealized appreciation and $13,929 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $4,488)	68	9/12	$124

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$367,370	$-	$-
Short-Term Investments	-	20,399	-
Other Financial Instruments^ Futures	124	-	-
Total	$367,494	$20,399	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

8	Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,058.12	$ 4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$ 4.17

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Cap Blend Portfolio	9

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (96.8%)	Shares	Value $ (000’s)

	Consumer Discretionary (15.6%)
*	Amazon.com, Inc.	800	183
	Carnival Corp.	42,300	1,450
	CBS Corp. - Class B	3,500	115
	Coach, Inc.	2,900	170
	Comcast Corp. - Class A	68,300	2,183
	Darden Restaurants, Inc.	3,800	192
*	DreamWorks Animation SKG, Inc. - Class A	22,400	427
	Gannett Co., Inc.	64,000	943
	The Home Depot, Inc.	26,300	1,394
	Lowe’s Cos., Inc.	13,000	370
*	Lululemon Athletica, Inc.	4,000	238
*	Michael Kors Holdings, Ltd.	2,600	109
	NIKE, Inc. - Class B	2,500	219
*	NVR, Inc.	650	552
	Scripps Networks Interactive - Class A	10,900	620
	Signet Jewelers, Ltd.	15,700	691
	Target Corp.	1,700	99
	Tiffany & Co.	11,700	619
	Time Warner Cable, Inc.	7,543	619
	Viacom, Inc. - Class B	1,800	85

	Total		11,278

	Consumer Staples (4.2%)
	Costco Wholesale Corp.	1,400	133
	Kraft Foods, Inc. - Class A	8,700	336
	Lorillard, Inc.	5,700	752
	PepsiCo, Inc.	4,300	304
	Philip Morris International, Inc.	17,200	1,501

	Total		3,026

	Energy (13.9%)
	Anadarko Petroleum Corp.	4,600	305
	Baker Hughes, Inc.	5,200	214
	Cenovus Energy, Inc.	25,300	805
	Chevron Corp.	6,300	665
*	Cobalt International Energy, Inc.	20,400	479
*	Dril-Quip, Inc.	4,600	302
	Encana Corp.	19,700	410
	Ensco PLC - Class A	12,400	582
	Halliburton Co.	50,700	1,439
	Noble Energy, Inc.	12,500	1,060
	Royal Dutch Shell PLC - Class A, ADR	16,300	1,099
	Royal Dutch Shell PLC - Class B, ADR	1,700	119
	Schlumberger, Ltd.	22,200	1,441
	TransCanada Corp.	14,700	616
*	Weatherford International, Ltd.	39,600	500

	Total		10,036

	Common Stocks (96.8%)	Shares	Value $ (000’s)

	Financials (15.1%)
	ACE, Ltd.	11,100	823
	Aflac, Inc.	13,000	554
	The Allstate Corp.	30,500	1,070
	American Tower Corp.	24,300	1,699
	Aon PLC	9,700	454
	BB&T Corp.	21,100	651
*	Berkshire Hathaway, Inc. - Class A	1	125
*	Berkshire Hathaway, Inc. - Class B	4,100	342
	BlackRock, Inc.	3,200	543
	The Charles Schwab Corp.	25,300	327
	The Goldman Sachs Group, Inc.	13,500	1,294
	JPMorgan Chase & Co.	15,900	568
	Marsh & McLennan Cos., Inc.	24,800	799
	NYSE Euronext	3,800	97
	The Progressive Corp.	21,400	446
	Ventas, Inc.	5,100	322
	Wells Fargo & Co.	13,900	465
	Weyerhaeuser Co.	17,600	393

	Total		10,972

	Health Care (12.6%)
	Allergan, Inc.	4,900	454
*	AMERIGROUP Corp.	14,700	969
*	Boston Scientific Corp.	79,100	448
	Bristol-Myers Squibb Co.	35,500	1,276
*	Centene Corp.	7,000	211
*	Cerner Corp.	8,100	670
*	Express Scripts Holding Co.	17,200	960
*	Gilead Sciences, Inc.	45,100	2,313
*	Mettler-Toledo International, Inc.	800	125
*	Seattle Genetics, Inc.	33,200	843
	Shire PLC, ADR	9,600	829

	Total		9,098

	Industrials (9.1%)
	The Boeing Co.	3,400	253
	Caterpillar, Inc.	5,600	475
	Danaher Corp.	11,600	604
	Eaton Corp.	22,100	876
	Emerson Electric Co.	4,200	196
	General Electric Co.	25,400	529
	Iron Mountain, Inc.	28,800	949
*	Jacobs Engineering Group, Inc.	8,900	337
*	Nielsen Holdings N.V.	7,200	189
	Norfolk Southern Corp.	8,600	617
*	Polypore International, Inc.	13,000	525
	Republic Services, Inc.	28,800	762
	Stanley Black & Decker, Inc.	1,500	97
	United Technologies Corp.	2,900	219

	Total		6,628

	Common Stocks (96.8%)	Shares	Value $ (000’s)

	Information Technology (19.7%)
	Accenture PLC - Class A	14,000	841
*	Apple, Inc.	3,430	2,003
	Broadcom Corp. - Class A	39,100	1,322
*	Equinix, Inc.	1,850	325
*	Facebook, Inc. - Class A	20,500	638
*	First Solar, Inc.	1,600	24
*	Flextronics International, Ltd.	75,700	469
*	Freescale Semiconductor Holdings I, Ltd.	9,000	92
*	Google, Inc. - Class A	2,820	1,636
	Hewlett-Packard Co.	8,600	173
	International Business Machines Corp.	1,900	372
	Jabil Circuit, Inc.	24,600	500
	Jack Henry & Associates, Inc.	18,100	625
*	Juniper Networks, Inc.	38,400	626
	KLA-Tencor Corp.	5,700	281
	Microsoft Corp.	19,800	606
*	ON Semiconductor Corp.	25,500	181
	Oracle Corp.	32,800	974
	Qualcomm, Inc.	12,500	696
	TE Connectivity, Ltd.	7,200	230
*	Vantiv, Inc. - Class A	26,800	624
	Visa, Inc. - Class A	8,100	1,001

	Total		14,239

	Materials (5.9%)
	Air Products and Chemicals, Inc.	8,100	654
	Allegheny Technologies, Inc.	29,200	931
	Barrick Gold Corp.	11,600	436
	Cliffs Natural Resources, Inc.	6,000	296
	The Dow Chemical Co.	6,500	205
	Freeport-McMoRan Copper & Gold, Inc.	3,600	123
	LyondellBasell Industries NV - Class A	16,000	644
	Monsanto Co.	9,200	761
	Nucor Corp.	6,100	231

	Total		4,281

	Telecommunication Services (0.3%)
	CenturyLink, Inc.	5,000	198

	Total		198

	Utilities (0.4%)
	PG&E Corp.	7,100	321

	Total		321

	Total Common Stocks
	(Cost: $62,855)		70,077

The Accompanying Notes are an Integral Part of the Financial Statements.

10	Large Cap Blend Portfolio

Large Cap Blend Portfolio

Short-Term Investments (0.9%)	Shares	Value $ (000’s)

Other Holdings (0.9%)
JPMorgan U.S. Government Money Market Fund	324,923	325
JPMorgan U.S. Treasury Plus Money Market Fund	324,923	325

Total Short-Term Investments
(Cost: $650)		650

Total Investments (97.7%)
(Cost: $63,505)(a)		70,727

Other Assets, Less
Liabilities (2.3%)		1,676

Net Assets (100.0%)		72,403

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $63,505 and the net unrealized appreciation of investments based on that cost was $7,222 which is comprised of $10,798 aggregate gross unrealized appreciation and $3,576 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$70,077	$-	$-
Short-Term Investments	650	-	-
Total	$70,727	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio	11

Index 500 Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments such as futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,093.66	$ 1.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$ 1.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12	Index 500 Stock Portfolio

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Abercrombie & Fitch Co. - Class A	11,100	379
*	Amazon.com, Inc.	48,600	11,098
*	Apollo Group, Inc. - Class A	14,500	525
*	AutoNation, Inc.	5,629	199
*	AutoZone, Inc.	3,625	1,331
*	Bed Bath & Beyond, Inc.	31,300	1,934
	Best Buy Co., Inc.	37,375	783
*	Big Lots, Inc.	8,600	351
*	BorgWarner, Inc.	15,400	1,010
	Cablevision Systems Corp. - Class A	28,900	384
*	CarMax, Inc.	30,800	799
	Carnival Corp.	61,109	2,094
	CBS Corp. - Class B	87,324	2,862
*	Chipotle Mexican Grill, Inc.	4,300	1,634
	Coach, Inc.	38,700	2,263
	Comcast Corp. - Class A	363,405	11,618
	D.R. Horton, Inc.	37,800	695
	Darden Restaurants, Inc.	17,350	878
	DeVry, Inc.	7,900	245
*	DIRECTV - Class A	88,300	4,311
*	Discovery Communications, Inc. - Class A	34,400	1,858
*	Dollar Tree, Inc.	31,200	1,678
	Expedia, Inc.	12,150	584
	Family Dollar Stores, Inc.	15,700	1,044
	Ford Motor Co.	514,365	4,933
*	Fossil, Inc.	7,000	536
	GameStop Corp. - Class A	17,600	323
	Gannett Co., Inc.	31,650	466
	The Gap, Inc.	44,775	1,225
	Genuine Parts Co.	21,000	1,265
*	The Goodyear Tire & Rubber Co.	33,000	390
	H&R Block, Inc.	39,500	631
	Harley-Davidson, Inc.	31,200	1,427
	Harman International Industries, Inc.	9,500	376
	Hasbro, Inc.	15,725	533
	The Home Depot, Inc.	206,300	10,932
	International Game Technology	39,800	627
	The Interpublic Group of Cos., Inc.	59,700	648
	J.C. Penney Co., Inc.	19,750	460
	Johnson Controls, Inc.	91,700	2,541
	Kohl’s Corp.	32,367	1,472
	Leggett & Platt, Inc.	18,933	400
	Lennar Corp. - Class A	21,900	677
	Limited Brands, Inc.	32,587	1,386
	Lowe’s Cos., Inc.	158,600	4,511
	Macy’s, Inc.	55,646	1,911

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	35,656	1,398
	Mattel, Inc.	45,888	1,489
	McDonald’s Corp.	136,978	12,127
	The McGraw-Hill Cos., Inc.	37,720	1,697
*	NetFlix, Inc.	7,500	513
	Newell Rubbermaid, Inc.	39,092	709
	News Corp. - Class A	284,000	6,330
	NIKE, Inc. - Class B	49,400	4,336
	Nordstrom, Inc.	21,634	1,075
	Omnicom Group, Inc.	36,700	1,784
*	O’Reilly Automotive, Inc.	17,000	1,424
*	Priceline.com, Inc.	6,700	4,452
*	PulteGroup, Inc.	45,435	486
	Ralph Lauren Corp.	8,700	1,218
	Ross Stores, Inc.	30,400	1,899
	Scripps Networks Interactive - Class A	12,500	711
*	Sears Holdings Corp.	5,180	309
	Staples, Inc.	92,850	1,212
	Starbucks Corp.	102,200	5,449
	Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,411
	Target Corp.	89,157	5,188
	Tiffany & Co.	17,067	904
	Time Warner Cable, Inc.	42,092	3,456
	Time Warner, Inc.	129,333	4,979
	The TJX Cos., Inc.	99,900	4,289
*	TripAdvisor, Inc.	12,850	574
*	Urban Outfitters, Inc.	15,000	414
	VF Corp.	11,657	1,556
	Viacom, Inc. - Class B	71,124	3,344
	The Walt Disney Co.	240,857	11,682
	The Washington Post Co. - Class B	600	224
	Whirlpool Corp.	10,444	639
	Wyndham Worldwide Corp.	19,686	1,038
	Wynn Resorts, Ltd.	10,700	1,110
	Yum! Brands, Inc.	62,060	3,998

	Total		181,651

	Consumer Staples (11.2%)
	Altria Group, Inc.	274,222	9,474
	Archer-Daniels-Midland Co.	88,803	2,621
	Avon Products, Inc.	58,100	942
	Beam, Inc.	21,267	1,329
	Brown-Forman Corp. - Class B	13,422	1,300
	Campbell Soup Co.	23,822	795
	The Clorox Co.	17,550	1,272
	The Coca-Cola Co.	304,075	23,776
	Coca-Cola Enterprises, Inc.	40,400	1,133
	Colgate-Palmolive Co.	64,322	6,696

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Consumer Staples continued
	ConAgra Foods, Inc.	55,967	1,451
*	Constellation Brands, Inc. - Class A	21,900	593
	Costco Wholesale Corp.	58,264	5,535
	CVS Caremark Corp.	172,761	8,073
*(f)	DE Master Blenders 1753 NV (EUR)	79,935	901
*	Dean Foods Co.	24,900	424
	Dr. Pepper Snapple Group, Inc.	28,600	1,251
	The Estee Lauder Cos., Inc. - Class A	30,400	1,645
	General Mills, Inc.	87,234	3,362
	H.J. Heinz Co.	43,117	2,345
	The Hershey Co.	20,500	1,477
	The Hillshire Brands Co.	15,987	463
	Hormel Foods Corp.	18,500	563
	The J.M. Smucker Co.	15,300	1,155
	Kellogg Co.	33,257	1,641
	Kimberly-Clark Corp.	52,856	4,428
	Kraft Foods, Inc. - Class A	238,996	9,230
	The Kroger Co.	75,605	1,753
	Lorillard, Inc.	17,546	2,315
	McCormick & Co., Inc.	17,900	1,086
	Mead Johnson Nutrition Co.	27,431	2,208
	Molson Coors Brewing Co. - Class B	21,200	882
	PepsiCo, Inc.	210,825	14,897
	Philip Morris International, Inc.	229,922	20,063
	The Procter & Gamble Co.	369,264	22,617
	Reynolds American, Inc.	44,700	2,006
	Safeway, Inc.	32,400	588
	Sysco Corp.	78,925	2,353
	Tyson Foods, Inc. - Class A	38,900	733
	Walgreen Co.	116,246	3,439
	Wal-Mart Stores, Inc.	232,600	16,217
	Whole Foods Market, Inc.	22,000	2,097

	Total		187,129

	Energy (10.7%)
*	Alpha Natural Resources, Inc.	29,655	258
	Anadarko Petroleum Corp.	67,324	4,457
	Apache Corp.	52,646	4,627
	Baker Hughes, Inc.	59,064	2,428
	Cabot Oil & Gas Corp.	28,300	1,115

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	13

Index 500 Stock Portfolio

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Energy continued
*	Cameron International Corp.	33,200	1,418
	Chesapeake Energy Corp.	89,300	1,661
	Chevron Corp.	265,914	28,054
	ConocoPhillips	170,438	9,524
	CONSOL Energy, Inc.	30,600	925
*	Denbury Resources, Inc.	52,600	795
	Devon Energy Corp.	54,500	3,160
	Diamond Offshore Drilling, Inc.	9,400	556
	EOG Resources, Inc.	36,320	3,273
	EQT Corp.	20,200	1,083
	Exxon Mobil Corp.	630,201	53,926
*	FMC Technologies, Inc.	32,200	1,263
	Halliburton Co.	124,438	3,533
	Helmerich & Payne, Inc.	14,500	631
	Hess Corp.	41,000	1,781
	Kinder Morgan, Inc.	68,017	2,192
*	Kinder Morgan, Inc. - Warrants	66,733	144
	Marathon Oil Corp.	94,966	2,428
	Marathon Petroleum Corp.	45,933	2,063
	Murphy Oil Corp.	26,200	1,318
*	Nabors Industries, Ltd.	39,000	562
	National-Oilwell Varco, Inc.	57,400	3,699
*	Newfield Exploration Co.	18,200	533
	Noble Corp.	34,000	1,106
	Noble Energy, Inc.	24,000	2,036
	Occidental Petroleum Corp.	109,340	9,378
	Peabody Energy Corp.	36,700	900
*	Phillips 66	84,319	2,803
	Pioneer Natural Resources Co.	16,600	1,464
	QEP Resources, Inc.	24,000	719
	Range Resources Corp.	21,900	1,355
*	Rowan Cos., Inc.	16,650	538
*	Rowan Cos., PLC - Class A	100	3
	Schlumberger, Ltd.	179,784	11,670
*	Southwestern Energy Co.	46,900	1,498
	Spectra Energy Corp.	87,936	2,555
	Sunoco, Inc.	14,300	679
*	Tesoro Corp.	18,900	472
	Valero Energy Corp.	74,500	1,799
	The Williams Companies, Inc.	84,300	2,430
*	WPX Energy, Inc.	26,800	434

	Total		179,246

	Financials (14.1%)
	ACE, Ltd.	45,600	3,380
	Aflac, Inc.	63,050	2,685
	The Allstate Corp.	66,228	2,324
	American Express Co.	134,975	7,857
*	American International Group, Inc.	86,191	2,766
	American Tower Corp.	53,200	3,719
	Ameriprise Financial, Inc.	29,455	1,539

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Financials continued
	Aon PLC	44,000	2,058
	Apartment Investment & Management Co. - Class A	17,856	483
	Assurant, Inc.	11,600	404
	AvalonBay Communities, Inc.	12,873	1,821
	Bank of America Corp.	1,452,496	11,881
	The Bank of New York Mellon Corp.	160,763	3,529
	BB&T Corp.	94,100	2,903
*	Berkshire Hathaway, Inc. - Class B	237,066	19,755
	BlackRock, Inc.	17,300	2,938
	Boston Properties, Inc.	20,200	2,189
	Capital One Financial Corp.	78,229	4,276
*	CBRE Group, Inc.	44,200	723
	The Charles Schwab Corp.	145,811	1,885
	The Chubb Corp.	36,400	2,651
	Cincinnati Financial Corp.	21,875	833
	Citigroup, Inc.	395,164	10,831
	CME Group, Inc.	9,000	2,413
	Comerica, Inc.	26,550	815
	Discover Financial Services	71,456	2,471
*	E*TRADE Financial Corp.	34,260	275
	Equity Residential	40,500	2,526
	Federated Investors, Inc. - Class B	12,500	273
	Fifth Third Bancorp	124,034	1,662
	First Horizon National Corp.	34,066	295
	Franklin Resources, Inc.	19,150	2,125
*	Genworth Financial, Inc. - Class A	66,200	375
	The Goldman Sachs Group, Inc.	66,300	6,356
	The Hartford Financial Services Group, Inc.	59,450	1,048
	HCP, Inc.	56,500	2,495
	Health Care REIT, Inc.	28,800	1,679
	Host Hotels & Resorts, Inc.	96,794	1,531
	Hudson City Bancorp, Inc.	71,200	454
	Huntington Bancshares, Inc.	116,542	746
*	IntercontinentalExchange, Inc.	9,800	1,333
	Invesco, Ltd.	60,400	1,365
	JPMorgan Chase & Co.	513,029	18,331
	KeyCorp	128,475	994
	Kimco Realty Corp.	54,800	1,043
	Legg Mason, Inc.	16,900	446
	Leucadia National Corp.	26,700	568
	Lincoln National Corp.	38,430	840
	Loews Corp.	41,221	1,686
	M&T Bank Corp.	17,100	1,412
	Marsh & McLennan Cos., Inc.	73,580	2,372

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Financials continued
	MetLife, Inc.	143,074	4,414
	Moody’s Corp.	26,650	974
	Morgan Stanley	205,213	2,994
	The NASDAQ OMX Group, Inc.	16,500	374
	Northern Trust Corp.	32,550	1,498
	NYSE Euronext	34,200	875
	People’s United Financial, Inc.	48,000	557
	Plum Creek Timber Co., Inc.	21,800	865
	PNC Financial Services Group, Inc.	71,289	4,356
	Principal Financial Group, Inc.	40,500	1,062
	The Progressive Corp.	82,200	1,712
	Prologis, Inc.	62,097	2,064
	Prudential Financial, Inc.	63,200	3,061
	Public Storage	19,200	2,773
	Regions Financial Corp.	190,390	1,285
	Simon Property Group, Inc.	40,836	6,357
	SLM Corp.	65,742	1,033
	State Street Corp.	65,800	2,937
	SunTrust Banks, Inc.	72,533	1,757
	T. Rowe Price Group, Inc.	34,400	2,166
	Torchmark Corp.	13,275	671
	The Travelers Cos., Inc.	52,410	3,346
	U.S. Bancorp	255,321	8,211
	Unum Group	38,531	737
	Ventas, Inc.	39,000	2,462
	Vornado Realty Trust	24,974	2,097
	Wells Fargo & Co.	716,231	23,951
	XL Group PLC	42,000	884
	Zions Bancorporation	24,800	482

	Total		237,314

	Health Care (11.9%)
	Abbott Laboratories	212,050	13,671
	Aetna, Inc.	46,808	1,815
	Agilent Technologies, Inc.	46,837	1,838
*	Alexion Pharmaceuticals, Inc.	25,900	2,572
	Allergan, Inc.	41,434	3,835
	AmerisourceBergen Corp.	33,800	1,330
	Amgen, Inc.	104,843	7,658
	Baxter International, Inc.	74,200	3,944
	Becton, Dickinson and Co.	27,350	2,044
*	Biogen Idec, Inc.	32,290	4,662
*	Boston Scientific Corp.	192,622	1,092
	Bristol-Myers Squibb Co.	227,613	8,183
	C.R. Bard, Inc.	11,300	1,214
	Cardinal Health, Inc.	46,625	1,958
*	CareFusion Corp.	29,912	768
*	Celgene Corp.	59,400	3,811
*	Cerner Corp.	19,800	1,637
	CIGNA Corp.	38,887	1,711
	Coventry Health Care, Inc.	19,300	613
	Covidien PLC	65,000	3,477
*	DaVita, Inc.	12,700	1,247

The Accompanying Notes are an Integral Part of the Financial Statements.

14	Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Health Care continued
	DENTSPLY International, Inc.	19,100	722
*	Edwards Lifesciences Corp.	15,400	1,591
	Eli Lilly and Co.	137,606	5,905
*	Express Scripts Holding Co.	108,541	6,060
*	Forest Laboratories, Inc.	35,766	1,251
*	Gilead Sciences, Inc.	102,100	5,236
*	Hospira, Inc.	22,265	779
	Humana, Inc.	22,000	1,704
*	Intuitive Surgical, Inc.	5,400	2,990
	Johnson & Johnson	370,137	25,006
*	Laboratory Corp. of America Holdings	13,000	1,204
*	Life Technologies Corp.	24,080	1,083
	McKesson Corp.	31,705	2,972
	Medtronic, Inc.	140,200	5,430
	Merck & Co., Inc.	409,983	17,117
*	Mylan, Inc.	57,800	1,235
	Patterson Cos., Inc.	11,800	407
	PerkinElmer, Inc.	15,300	395
	Perrigo Co.	12,600	1,486
	Pfizer, Inc.	1,009,292	23,214
	Quest Diagnostics, Inc.	21,400	1,282
	St. Jude Medical, Inc.	42,300	1,688
	Stryker Corp.	43,600	2,402
*	Tenet Healthcare Corp.	55,350	290
	Thermo Fisher Scientific, Inc.	49,500	2,569
	UnitedHealth Group, Inc.	139,844	8,181
*	Varian Medical Systems, Inc.	15,000	912
*	Waters Corp.	12,000	954
*	Watson Pharmaceuticals, Inc.	17,200	1,273
	WellPoint, Inc.	44,600	2,845
	Zimmer Holdings, Inc.	23,737	1,528

	Total		198,791

	Industrials (10.3%)
	3M Co.	93,476	8,375
	Avery Dennison Corp.	13,950	381
	The Boeing Co.	100,976	7,502
	C.H. Robinson Worldwide, Inc.	21,900	1,282
	Caterpillar, Inc.	87,876	7,461
	Cintas Corp.	14,833	573
	Cooper Industries PLC	21,400	1,459
	CSX Corp.	140,100	3,133
	Cummins, Inc.	25,900	2,510
	Danaher Corp.	77,500	4,036
	Deere & Co.	53,620	4,336
	Dover Corp.	24,767	1,328
	The Dun & Bradstreet Corp.	6,500	463
	Eaton Corp.	45,500	1,803
	Emerson Electric Co.	98,900	4,607
	Equifax, Inc.	16,200	755

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Industrials continued
	Expeditors International of Washington, Inc.	28,600	1,108
	Fastenal Co.	39,800	1,604
	FedEx Corp.	42,520	3,895
	Flowserve Corp.	7,400	849
	Fluor Corp.	22,800	1,125
	General Dynamics Corp.	48,600	3,206
	General Electric Co.	1,428,006	29,760
	Goodrich Corp.	17,000	2,157
	Honeywell International, Inc.	105,050	5,866
	Illinois Tool Works, Inc.	64,300	3,401
	Ingersoll-Rand PLC	40,300	1,700
	Iron Mountain, Inc.	23,100	761
*	Jacobs Engineering Group, Inc.	17,400	659
	Joy Global, Inc.	14,300	811
	L-3 Communications Holdings, Inc.	13,100	969
	Lockheed Martin Corp.	35,908	3,127
	Masco Corp.	48,100	667
	Norfolk Southern Corp.	43,857	3,148
	Northrop Grumman Corp.	33,920	2,164
	PACCAR, Inc.	48,115	1,886
	Pall Corp.	15,650	858
	Parker Hannifin Corp.	20,312	1,561
	Pitney Bowes, Inc.	26,937	403
	Precision Castparts Corp.	19,600	3,224
*	Quanta Services, Inc.	28,700	691
	R.R. Donnelley & Sons Co.	24,134	284
	Raytheon Co.	44,900	2,541
	Republic Services, Inc.	42,407	1,122
	Robert Half International, Inc.	19,240	550
	Rockwell Automation, Inc.	19,250	1,272
	Rockwell Collins, Inc.	19,550	965
	Roper Industries, Inc.	13,100	1,291
	Ryder System, Inc.	6,900	248
	Snap-on, Inc.	7,817	487
	Southwest Airlines Co.	103,467	954
	Stanley Black & Decker, Inc.	23,042	1,483
*	Stericycle, Inc.	11,500	1,054
	Textron, Inc.	37,700	938
	Tyco International, Ltd.	62,400	3,298
	Union Pacific Corp.	64,220	7,662
	United Parcel Service, Inc. - Class B	129,300	10,184
	United Technologies Corp.	122,834	9,278
	W.W. Grainger, Inc.	8,200	1,568
	Waste Management, Inc.	62,385	2,084
	Xylem, Inc.	24,900	627

	Total		173,494

	Information Technology (19.5%)
	Accenture PLC - Class A	86,900	5,222
*	Adobe Systems, Inc.	66,850	2,164
*	Advanced Micro Devices, Inc.	79,200	454

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Information Technology continued
*	Akamai Technologies, Inc.	24,200	768
	Altera Corp.	43,511	1,472
	Amphenol Corp. - Class A	21,800	1,197
	Analog Devices, Inc.	40,157	1,513
*	Apple, Inc.	126,000	73,584
	Applied Materials, Inc.	172,700	1,979
*	Autodesk, Inc.	30,968	1,084
	Automatic Data Processing, Inc.	65,950	3,671
*	BMC Software, Inc.	21,760	929
	Broadcom Corp. - Class A	66,800	2,258
	CA, Inc.	47,692	1,292
	Cisco Systems, Inc.	722,000	12,397
*	Citrix Systems, Inc.	25,120	2,109
*	Cognizant Technology Solutions Corp. - Class A	41,000	2,460
	Computer Sciences Corp.	20,950	520
	Corning, Inc.	204,500	2,644
*	Dell, Inc.	200,333	2,508
*	eBay, Inc.	154,900	6,507
*	Electronic Arts, Inc.	42,800	529
*	EMC Corp.	282,974	7,253
*	F5 Networks, Inc.	10,700	1,065
	Fidelity National Information Services, Inc.	32,200	1,097
*	First Solar, Inc.	7,900	119
*	Fiserv, Inc.	18,425	1,331
	FLIR Systems, Inc.	20,800	406
*	Google, Inc. - Class A	34,300	19,896
	Harris Corp.	15,300	640
	Hewlett-Packard Co.	266,526	5,360
	Intel Corp.	678,063	18,070
	International Business Machines Corp.	155,439	30,401
	Intuit, Inc.	39,600	2,350
	Jabil Circuit, Inc.	24,467	497
*	JDS Uniphase Corp.	31,050	342
*	Juniper Networks, Inc.	71,400	1,164
	KLA-Tencor Corp.	22,500	1,108
*	Lam Research Corp.	27,187	1,026
	Lexmark International, Inc. - Class A	9,600	255
	Linear Technology Corp.	31,050	973
*	LSI Corp.	76,500	487
	MasterCard, Inc. - Class A	14,300	6,151
	Microchip Technology, Inc.	26,100	863
*	Micron Technology, Inc.	133,250	841
	Microsoft Corp.	1,007,692	30,825
	Molex, Inc.	18,550	444
	Motorola Solutions, Inc.	39,353	1,893
*	NetApp, Inc.	48,900	1,556
*	NVIDIA Corp.	83,450	1,153
	Oracle Corp.	523,025	15,534
	Paychex, Inc.	43,535	1,367
	Qualcomm, Inc.	231,034	12,864
*	Red Hat, Inc.	26,000	1,468
	SAIC, Inc.	37,300	452
*	Salesforce.com, Inc.	18,600	2,572

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	15

Index 500 Stock Portfolio

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Information Technology continued
*	SanDisk Corp.	32,800	1,197
*	Symantec Corp.	97,154	1,419
	TE Connectivity, Ltd.	57,600	1,838
*	Teradata Corp.	22,700	1,635
*	Teradyne, Inc.	25,150	354
	Texas Instruments, Inc.	154,200	4,424
	Total System Services, Inc.	21,678	519
*	VeriSign, Inc.	21,300	928
	Visa, Inc. - Class A	67,100	8,296
*	Western Digital Corp.	31,500	960
	Western Union Co.	82,632	1,391
	Xerox Corp.	181,670	1,430
	Xilinx, Inc.	35,600	1,195
*	Yahoo!, Inc.	164,300	2,601

	Total		327,271

	Materials (3.5%)
	Air Products and Chemicals, Inc.	28,467	2,298
	Airgas, Inc.	9,300	781
	Alcoa, Inc.	143,807	1,258
	Allegheny Technologies, Inc.	14,417	460
	Ball Corp.	21,064	865
	Bemis Co., Inc.	13,900	436
	CF Industries Holdings, Inc.	8,800	1,705
	Cliffs Natural Resources, Inc.	19,200	946
	The Dow Chemical Co.	161,109	5,075
	E.I. du Pont de Nemours and Co.	126,328	6,388
	Eastman Chemical Co.	18,550	934
	Ecolab, Inc.	39,400	2,700
	FMC Corp.	18,500	989
	Freeport-McMoRan Copper & Gold, Inc.	127,876	4,357
	International Flavors & Fragrances, Inc.	10,900	597
	International Paper Co.	58,866	1,702
	MeadWestvaco Corp.	23,179	666
	Monsanto Co.	71,906	5,952
	The Mosaic Co.	40,100	2,196
	Newmont Mining Corp.	66,780	3,239
	Nucor Corp.	42,732	1,620
*	Owens-Illinois, Inc.	22,200	426
	PPG Industries, Inc.	20,567	2,183
	Praxair, Inc.	40,300	4,382
	Sealed Air Corp.	26,142	404
	The Sherwin-Williams Co.	11,513	1,524
	Sigma-Aldrich Corp.	16,300	1,205
	Titanium Metals Corp.	11,100	125
	United States Steel Corp.	19,450	401
	Vulcan Materials Co.	17,400	691
	Weyerhaeuser Co.	72,353	1,618

	Total		58,123

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Telecommunication Services (3.2%)
	AT&T, Inc.	790,175	28,178
	CenturyLink, Inc.	83,733	3,307
*	Crown Castle International Corp.	34,800	2,041
	Frontier Communications Corp.	134,297	514
*	MetroPCS Communications, Inc.	39,600	239
*	Sprint Nextel Corp.	404,202	1,318
	Verizon Communications, Inc.	382,942	17,018
	Windstream Corp.	79,092	764

	Total		53,379

	Utilities (3.7%)
*	The AES Corp.	86,800	1,114
	AGL Resources, Inc.	15,754	610
	Ameren Corp.	32,667	1,096
	American Electric Power Co., Inc.	65,240	2,603
	CenterPoint Energy, Inc.	57,562	1,190
	CMS Energy Corp.	35,100	825
	Consolidated Edison, Inc.	39,450	2,453
	Dominion Resources, Inc.	77,076	4,162
	DTE Energy Co.	22,950	1,362
	Duke Energy Corp.	180,273	4,157
	Edison International	43,920	2,029
	Entergy Corp.	23,909	1,623
	Exelon Corp.	114,913	4,323
	FirstEnergy Corp.	56,406	2,775
	Integrys Energy Group, Inc.	10,532	599
	NextEra Energy, Inc.	56,214	3,868
	NiSource, Inc.	38,273	947
	Northeast Utilities	42,300	1,642
*	NRG Energy, Inc.	30,700	533
	ONEOK, Inc.	28,000	1,185
	Pepco Holdings, Inc.	30,700	601
	PG&E Corp.	56,925	2,577
	Pinnacle West Capital Corp.	14,800	766
	PPL Corp.	78,168	2,174
	Progress Energy, Inc.	39,892	2,400
	Public Service Enterprise Group, Inc.	68,172	2,215
	SCANA Corp.	15,700	751
	Sempra Energy	32,302	2,225
	Southern Co.	117,100	5,422
	TECO Energy, Inc.	29,100	525
	Wisconsin Energy Corp.	31,100	1,231
	Xcel Energy, Inc.	65,620	1,864

	Total		61,847

	Total Common Stocks
	(Cost: $1,279,075)		1,658,245

	Short-Term Investments (0.9%)	$ Par	Value $ (000’s)

	Federal Government & Agencies (0.1%)
	Federal Home Loan Bank, 0.00%, 8/24/12	2,000,000	1,999

	Total		1,999

	Finance Services (0.3%)
	Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.3%)
(b)	Devon Energy Corp., 0.30%, 7/5/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.2%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	2,500,000	2,500

	Total		2,500

	Total Short-Term Investments
	(Cost: $14,499)		14,499

	Total Investments (99.8%)
	(Cost: $1,293,574)(a)		1,672,744

	Other Assets, Less
	Liabilities (0.2%)		2,525

	Net Assets (100.0%)		1,675,269

The Accompanying Notes are an Integral Part of the Financial Statements.

16	Index 500 Stock Portfolio

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,293,574 and the net unrealized appreciation of investments based on that cost was $379,170 which is comprised of $582,968 aggregate gross unrealized appreciation and $203,798 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $14,522)	220	9/12	$399

(f)	Foreign Stock – Netherlands

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,657,344	$-	$-
Foreign Common Stocks	901	-	-
Short-Term Investments	-	14,499	-
Other Financial Instruments^ Futures	399	-	-
Total	$1,658,644	$14,499	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	17

Large Company Value Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,081.74	$ 4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$ 3.92

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

18	Large Company Value Portfolio

Large Company Value Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Consumer Discretionary (9.3%)
	Carnival Corp.	8,640	296
	CBS Corp. - Class B	12,160	399
	Comcast Corp. - Class A	36,830	1,177
	Ford Motor Co.	98,710	947
	Kohl’s Corp.	10,350	471
	Lowe’s Cos., Inc.	18,280	520
	Macy’s, Inc.	11,560	397
	Staples, Inc.	39,730	518
	Target Corp.	19,990	1,163
	Time Warner Cable, Inc.	4,820	396
	Time Warner, Inc.	27,700	1,066

	Total		7,350

	Consumer Staples (7.7%)
	Altria Group, Inc.	12,900	446
	CVS Caremark Corp.	18,100	846
	Kraft Foods, Inc. - Class A	12,970	501
	The Kroger Co.	27,960	648
	PepsiCo, Inc.	10,220	722
	The Procter & Gamble Co.	36,480	2,234
	Wal-Mart Stores, Inc.	9,920	692

	Total		6,089

	Energy (17.6%)
	Apache Corp.	9,770	859
	Baker Hughes, Inc.	17,640	725
	Chevron Corp.	30,460	3,213
	Exxon Mobil Corp.	66,070	5,654
	National-Oilwell Varco, Inc.	6,880	443
	Occidental Petroleum Corp.	8,610	738
*	Phillips 66	2,680	89
	Schlumberger, Ltd.	8,220	534
	Total SA, ADR	17,210	774
*	Ultra Petroleum Corp.	17,260	398
	Valero Energy Corp.	20,070	485

	Total		13,912

	Financials (23.4%)
	The Allstate Corp.	21,240	745
*	American International Group, Inc.	7,000	225
	Ameriprise Financial, Inc.	14,450	755
	Bank of America Corp.	71,420	584
	The Bank of New York Mellon Corp.	25,220	554
*	Berkshire Hathaway, Inc. - Class B	13,050	1,087
	BlackRock, Inc.	3,340	567
	The Chubb Corp.	4,490	327
	Citigroup, Inc.	46,170	1,265
	The Goldman Sachs Group, Inc.	8,430	808
	JPMorgan Chase & Co.	65,860	2,353
	Loews Corp.	15,710	643
	MetLife, Inc.	32,340	998

	Common Stocks (98.9%)	Shares	Value $ (000’s)

	Financials continued
	Morgan Stanley	15,190	222
	PNC Financial Services Group, Inc.	18,080	1,105
	Principal Financial Group, Inc.	18,230	478
	Prudential Financial, Inc.	14,600	707
	Torchmark Corp.	3,620	183
	The Travelers Cos., Inc.	13,690	874
	U.S. Bancorp	38,140	1,227
	Wells Fargo & Co.	81,880	2,738

	Total		18,445

	Health Care (13.5%)
	Abbott Laboratories	7,650	493
	Aetna, Inc.	11,790	457
	Amgen, Inc.	5,430	397
*	Gilead Sciences, Inc.	4,520	232
	Johnson & Johnson	32,510	2,196
	Medtronic, Inc.	29,270	1,134
	Merck & Co., Inc.	48,920	2,042
	Pfizer, Inc.	115,710	2,661
	Quest Diagnostics, Inc.	6,270	376
	WellPoint, Inc.	10,240	653

	Total		10,641

	Industrials (8.4%)
	Avery Dennison Corp.	8,950	245
	Dover Corp.	7,590	407
	General Electric Co.	157,580	3,284
	Honeywell International, Inc.	3,460	193
	Ingersoll-Rand PLC	7,180	303
	Northrop Grumman Corp.	4,940	315
	PACCAR, Inc.	10,010	392
	Raytheon Co.	8,850	501
	Southwest Airlines Co.	52,250	482
	Tyco International, Ltd.	8,670	458

	Total		6,580

	Information Technology (8.3%)
*	Adobe Systems, Inc.	9,750	316
	Applied Materials, Inc.	52,980	607
	Cisco Systems, Inc.	101,620	1,745
*	Fiserv, Inc.	3,980	287
	Hewlett-Packard Co.	39,200	788
	Intel Corp.	33,200	885
	Marvell Technology Group, Ltd.	33,120	374
	Microsoft Corp.	21,970	672
	Oracle Corp.	28,410	844

	Total		6,518

	Materials (2.9%)
	E.I. du Pont de Nemours and Co.	10,660	539
	Freeport-McMoRan Copper & Gold, Inc.	20,420	696

Common Stocks (98.9%)	Shares	Value $ (000’s)

Materials continued
International Paper Co.	15,620	451
Nucor Corp.	15,930	604

Total		2,290

Telecommunication Services (3.7%)
AT&T, Inc.	63,000	2,247
CenturyLink, Inc.	13,750	543
Verizon Communications, Inc.	3,340	148

Total		2,938

Utilities (4.1%)
American Electric Power Co., Inc.	12,130	484
Exelon Corp.	9,370	353
NV Energy, Inc.	18,850	331
PG&E Corp.	13,680	619
Pinnacle West Capital Corp.	10,300	533
PPL Corp.	15,890	442
Xcel Energy, Inc.	17,650	501

Total		3,263

Total Common Stocks
(Cost: $72,815)		78,026

Total Investments (98.9%)
(Cost: $72,815)(a)		78,026

Other Assets, Less
Liabilities (1.1%)		874

Net Assets (100.0%)		78,900

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio	19

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $72,815 and the net unrealized appreciation of investments based on that cost was $5,211 which is comprised of $8,127 aggregate gross unrealized appreciation and $2,916 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	EUR	24	7/12	$-	$-	$- (m)
Sell	UBS AG	EUR	549	7/12	-	(9)	(9)

					$-	$(9)	$(9)

EUR — Euro

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$78,026	$-	$-
Other Financial Instruments^
Forward Currency Contracts	-	- (m)	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(9)	-
Total	$78,026	$(9)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

20	Large Company Value Portfolio

Domestic Equity Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,050.40	$ 2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$ 2.87

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Domestic Equity Portfolio	21

Domestic Equity Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (95.1%)	Shares	Value $ (000’s)

	Consumer Discretionary (16.5%)
	Carnival Corp.	370,600	12,700
	Comcast Corp. - Class A	379,700	12,139
	Darden Restaurants, Inc.	112,800	5,711
*	DreamWorks Animation SKG, Inc. - Class A	171,200	3,263
	Gannett Co., Inc.	212,600	3,132
	The Home Depot, Inc.	52,700	2,792
	Leggett & Platt, Inc.	223,700	4,727
*	PulteGroup, Inc.	56,800	608
	Signet Jewelers, Ltd.	97,200	4,278
	Target Corp.	87,000	5,062
	Time Warner Cable, Inc.	28,900	2,373
	Time Warner, Inc.	16,233	625
	Viacom, Inc. - Class B	104,300	4,904
	Whirlpool Corp.	23,100	1,413

	Total		63,727

	Consumer Staples (6.3%)
	Altria Group, Inc.	177,100	6,119
	Lorillard, Inc.	57,900	7,640
	Philip Morris International, Inc.	121,700	10,619

	Total		24,378

	Energy (10.3%)
	Chevron Corp.	106,546	11,241
	Encana Corp.	439,900	9,163
	Ensco PLC - Class A	130,100	6,111
	Halliburton Co.	88,700	2,518
	Royal Dutch Shell PLC - Class A, ADR	113,900	7,680
	Royal Dutch Shell PLC - Class B, ADR	27,528	1,925
*	Weatherford International, Ltd.	95,600	1,207

	Total		39,845

	Financials (16.4%)
	ACE, Ltd.	108,700	8,058
	Aflac, Inc.	93,100	3,965
	The Allstate Corp.	72,900	2,558
	Arthur J. Gallagher & Co.	179,900	6,309
	BB&T Corp.	241,100	7,438
	BlackRock, Inc.	30,500	5,179
	The Goldman Sachs Group, Inc.	84,530	8,103
	HSBC Holdings PLC, ADR	46,900	2,070
	Huntington Bancshares, Inc.	56,700	363
	Invesco, Ltd.	109,200	2,468
	JPMorgan Chase & Co.	176,900	6,321
	Ventas, Inc.	20,500	1,294
	Wells Fargo & Co.	120,400	4,026
	Weyerhaeuser Co.	237,100	5,302

	Total		63,454

	Common Stocks (95.1%)	Shares	Value $ (000’s)

	Health Care (9.2%)
*	AMERIGROUP Corp.	93,400	6,156
*	Boston Scientific Corp.	945,400	5,361
	Bristol-Myers Squibb Co.	489,300	17,590
*	Centene Corp.	118,800	3,583
	Pfizer, Inc.	117,700	2,707

	Total		35,397

	Industrials (15.4%)
	3M Co.	37,100	3,324
	The Boeing Co.	33,000	2,452
	Caterpillar, Inc.	43,100	3,660
	Eaton Corp.	287,650	11,399
	Emerson Electric Co.	93,100	4,337
	FirstGroup PLC	47,600	167
	General Electric Co.	347,500	7,242
	Norfolk Southern Corp.	35,400	2,541
	Pitney Bowes, Inc.	16,800	251
	Republic Services, Inc.	262,200	6,938
	Stanley Black & Decker, Inc.	195,200	12,563
	United Technologies Corp.	62,400	4,713

	Total		59,587

	Information Technology (9.0%)
*	First Solar, Inc.	83,400	1,256
	Hewlett-Packard Co.	256,600	5,160
	Jabil Circuit, Inc.	459,700	9,346
*	Juniper Networks, Inc.	74,000	1,207
	KLA-Tencor Corp.	152,600	7,516
	Microsoft Corp.	237,900	7,277
	TE Connectivity, Ltd.	92,300	2,945

	Total		34,707

	Materials (7.1%)
	Air Products and Chemicals, Inc.	74,100	5,982
	Allegheny Technologies, Inc.	124,000	3,954
	Cliffs Natural Resources, Inc.	44,300	2,184
	The Dow Chemical Co.	85,700	2,700
	Freeport-McMoRan Copper & Gold, Inc.	7,800	266
	LyondellBasell Industries NV - Class A	125,800	5,066
	Nucor Corp.	177,600	6,731
	Vulcan Materials Co.	9,400	373

	Total		27,256

	Telecommunication Services (2.3%)
	AT&T, Inc.	208,600	7,439
	CenturyLink, Inc.	37,600	1,485

	Total		8,924

Common Stocks (95.1%)	Shares	Value $ (000’s)

Utilities (2.6%)
Edison International	54,900	2,536
National Grid PLC, ADR	107,900	5,718
PG&E Corp.	39,100	1,770

Total		10,024

Total Common Stocks
(Cost: $327,037)		367,299

Short-Term Investments (4.9%)

Other Holdings (4.9%)
JPMorgan U.S. Government Money Market Fund	9,400,474	9,400
JPMorgan U.S. Treasury Plus Money Market Fund	9,400,474	9,401

Total Short-Term Investments
(Cost: $18,801)		18,801

Total Investments (100.0%)
(Cost: $345,838)(a)		386,100

Other Assets, Less
Liabilities (0.0%)		(110)

Net Assets (100.0%)		385,990

The Accompanying Notes are an Integral Part of the Financial Statements.

22	Domestic Equity Portfolio

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $345,838 and the net unrealized appreciation of investments based on that cost was $40,262 which is comprised of $58,080 aggregate gross unrealized appreciation and $17,818 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$367,299	$-	$-
Short-Term Investments	18,801	-	-
Total	$386,100	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio	23

Equity Income Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,082.55	$ 3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$ 3.37

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

24	Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (94.8%)	Shares	Value $ (000’s)

	Consumer Discretionary (11.5%)
	Cablevision Systems Corp. - Class A	95,000	1,263
	Carnival Corp.	55,100	1,888
	Comcast Corp. - Class A	72,200	2,308
*	General Motors Co.	36,500	720
	Genuine Parts Co.	30,300	1,826
	Harley-Davidson, Inc.	23,200	1,061
	Hasbro, Inc.	36,100	1,223
	Kohl’s Corp.	66,300	3,016
	Macy’s, Inc.	57,600	1,979
*	Madison Square Garden, Inc. - Class A	32,550	1,219
	Marriott International, Inc. - Class A	43,227	1,694
	Mattel, Inc.	105,500	3,422
	The McGraw-Hill Cos., Inc.	66,900	3,010
*	The New York Times Co. - Class A	117,600	917
	Staples, Inc.	169,100	2,207
	Tiffany & Co.	3,800	201
	Time Warner, Inc.	134,000	5,159
	The Walt Disney Co.	93,800	4,549
	Whirlpool Corp.	55,200	3,376
	WPP PLC, ADR	5,400	329

	Total		41,367

	Consumer Staples (7.3%)
	Archer-Daniels-Midland Co.	94,000	2,775
	Avon Products, Inc.	138,900	2,252
	Campbell Soup Co.	96,300	3,214
	The Clorox Co.	50,900	3,688
	ConAgra Foods, Inc.	83,900	2,175
	Kellogg Co.	15,600	770
	Kimberly-Clark Corp.	49,900	4,180
	McCormick & Co., Inc.	28,300	1,716
	Molson Coors Brewing Co. - Class B	31,500	1,311
	PepsiCo, Inc.	46,300	3,272
	The Procter & Gamble Co.	15,700	962

	Total		26,315

	Energy (12.9%)
	Anadarko Petroleum Corp.	49,200	3,257
	BP PLC, ADR	53,800	2,181
	Chevron Corp.	91,900	9,695
	ConocoPhillips	26,100	1,458
	CONSOL Energy, Inc.	81,200	2,456
	Diamond Offshore Drilling, Inc.	44,900	2,655
	Exxon Mobil Corp.	95,000	8,129
	Hess Corp.	18,800	817
	Murphy Oil Corp.	72,300	3,636
	Petroleo Brasileiro SA, ADR	46,700	877
	Royal Dutch Shell PLC - Class A, ADR	91,200	6,150

Common Stocks (94.8%)	Shares	Value $ (000’s)

Energy continued
Schlumberger, Ltd.	50,700	3,291
Spectra Energy Corp.	52,550	1,527
Valero Energy Corp.	15,000	362

Total		46,491

Financials (19.8%)
The Allstate Corp.	122,500	4,298
American Express Co.	114,200	6,648
Bank of America Corp.	426,123	3,486
The Bank of New York Mellon Corp.	89,500	1,964
Capital One Financial Corp.	46,100	2,520
The Chubb Corp.	23,000	1,675
JPMorgan Chase & Co.	225,888	8,071
Legg Mason, Inc.	94,000	2,479
Lincoln National Corp.	74,876	1,638
Loews Corp.	31,300	1,280
Marsh & McLennan Cos., Inc.	119,700	3,858
Morgan Stanley	62,700	915
Northern Trust Corp.	69,600	3,203
NYSE Euronext	53,300	1,363
Och-Ziff Capital Management Group - Class A	58,400	443
PNC Financial Services Group, Inc.	51,600	3,153
Regions Financial Corp.	180,500	1,218
SLM Corp.	164,900	2,591
Sun Life Financial, Inc.	59,300	1,290
SunTrust Banks, Inc.	113,800	2,757
U.S. Bancorp	192,400	6,188
Wells Fargo & Co.	209,300	6,999
Weyerhaeuser Co.	106,935	2,391
XL Group PLC	51,600	1,086

Total		71,514

Health Care (7.2%)
Amgen, Inc.	39,700	2,900
Bristol-Myers Squibb Co.	92,300	3,318
Johnson & Johnson	72,800	4,918
Merck & Co., Inc.	102,500	4,279
Pfizer, Inc.	192,526	4,428
Quest Diagnostics, Inc.	34,000	2,037
Thermo Fisher Scientific, Inc.	77,900	4,044

Total		25,924

Industrials (13.5%)
3M Co.	57,400	5,143
Avery Dennison Corp.	41,000	1,121
The Boeing Co.	42,300	3,143
Cooper Industries PLC	54,800	3,736
Emerson Electric Co.	75,300	3,507
General Electric Co.	496,400	10,345
Honeywell International, Inc.	69,300	3,870
Illinois Tool Works, Inc.	78,400	4,147
Ingersoll-Rand PLC	49,500	2,088

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio	25

Equity Income Portfolio

	Common Stocks (94.8%)	Shares	Value $ (000’s)

	Industrials continued
	ITT Corp.	27,700	487
	Lockheed Martin Corp.	20,200	1,759
	Masco Corp.	120,200	1,667
*	United Continental Holdings, Inc.	77,300	1,881
	United Parcel Service, Inc. - Class B	47,500	3,741
*	USG Corp.	48,500	924
	Xylem, Inc.	39,800	1,002

	Total		48,561

	Information Technology (6.9%)
	Analog Devices, Inc.	66,100	2,490
	Applied Materials, Inc.	175,500	2,011
	Cisco Systems, Inc.	155,100	2,663
	Computer Sciences Corp.	91,700	2,276
	Corning, Inc.	127,600	1,650
*	Dell, Inc.	94,300	1,181
*	First Solar, Inc.	21,900	330
	Harris Corp.	83,200	3,482
	Hewlett-Packard Co.	85,700	1,723
	Microsoft Corp.	171,100	5,234
	Nokia Corp. OYJ, ADR	217,400	450
	Texas Instruments, Inc.	43,500	1,248

	Total		24,738

	Materials (5.3%)
	E.I. du Pont de Nemours and Co.	36,900	1,866
	International Flavors & Fragrances, Inc.	26,000	1,425
	International Paper Co.	138,300	3,998
	MeadWestvaco Corp.	63,600	1,829
	Monsanto Co.	46,700	3,866
	Nucor Corp.	87,900	3,331
	Vulcan Materials Co.	67,500	2,680

	Total		18,995

	Telecommunication Services (3.6%)
	AT&T, Inc.	204,735	7,301
	CenturyLink, Inc.	53,890	2,128
	Verizon Communications, Inc.	78,400	3,484

	Total		12,913

	Utilities (6.8%)
	Duke Energy Corp.	99,800	2,301
	Entergy Corp.	59,000	4,005
	Exelon Corp.	93,700	3,525
	FirstEnergy Corp.	35,600	1,751
	NiSource, Inc.	157,200	3,891
	Pinnacle West Capital Corp.	37,800	1,956
	PPL Corp.	25,800	717
	Progress Energy, Inc.	51,600	3,105
	TECO Energy, Inc.	36,300	656
	Xcel Energy, Inc.	91,900	2,611

	Total		24,518

	Total Common Stocks (Cost: $323,624)		341,336

	Foreign Common Stocks (0.9%)	Country	Shares	Value $ (000’s)

	Consumer Discretionary (0.2%)
(l)	WPP PLC	United Kingdom	57,461	698

	Total			698

	Telecommunication Services (0.7%)
*(l)	Telefonica SA	Spain	78,874	1,041
*(l)	Telefonica SA - Rights	Spain	1,851	24
(l)	Vodafone Group PLC	United Kingdom	492,427	1,384

	Total			2,449

	Total Foreign Common Stocks (Cost: $3,260)			3,147

	Preferred Stocks (0.4%)

	Consumer Discretionary (0.4%)
	General Motors Co., Series B, 4.75%, 12/1/13		40,200	1,335

	Total Preferred Stocks (Cost: $2,008)			1,335

	Short-Term Investments (3.9%)

	Other Holdings (3.9%)
	T. Rowe Price Reserve Investment Fund		14,078,148	14,078

	Total Short-Term Investments			14,078

	(Cost: $14,078)

	Total Investments (100.0%)
	(Cost: $342,970)(a)			359,896

	Other Assets, Less
	Liabilities (0.0%)			57

	Net Assets (100.0%)			359,953

The Accompanying Notes are an Integral Part of the Financial Statements.

26	Equity Income Portfolio

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $342,970 and the net unrealized appreciation of investments based on that cost was $16,926 which is comprised of $47,527 aggregate gross unrealized appreciation and $30,601 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $3,147 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$341,336	$-	$-
Foreign Common Stocks	-	3,147	-
Preferred Stocks	1,335	-	-
Short-Term Investments	14,078	-	-
Total	$356,749	$3,147	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio	27

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes, as a cash management strategy or to earn income. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,063.42	$ 2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$ 2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

28	Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (92.2%)	Shares	Value $ (000’s)

	Consumer Discretionary (15.9%)
*	Bed Bath & Beyond, Inc.	163,823	10,124
*	BorgWarner, Inc.	176,900	11,603
	Chico’s FAS, Inc.	910,900	13,518
*	Dollar Tree, Inc.	219,200	11,793
*	LKQ Corp.	209,000	6,980
	Macy’s, Inc.	319,600	10,978
	Marriott International, Inc. - Class A	185,100	7,256
	The McGraw-Hill Cos., Inc.	253,200	11,394
*	O’Reilly Automotive, Inc.	162,060	13,576
*	Penn National Gaming, Inc.	320,000	14,269
	Polaris Industries, Inc.	172,800	12,352
	Ross Stores, Inc.	117,300	7,328

	Total		131,171

	Consumer Staples (6.6%)
	Beam, Inc.	282,800	17,672
	Church & Dwight Co., Inc.	240,400	13,335
	McCormick & Co., Inc.	180,500	10,947
	Mead Johnson Nutrition Co.	156,700	12,616

	Total		54,570

	Energy (6.4%)
*	Cameron International Corp.	246,900	10,545
*	Concho Resources, Inc.	94,900	8,078
	Core Laboratories N.V.	38,900	4,509
*	Denbury Resources, Inc.	476,300	7,197
*	FMC Technologies, Inc.	111,200	4,362
*	Oasis Petroleum, Inc.	292,300	7,068
	SM Energy Co.	99,500	4,886
*	Weatherford International, Ltd.	486,100	6,139

	Total		52,784

	Financials (4.6%)
*	CBRE Group, Inc.	573,500	9,383
*	IntercontinentalExchange, Inc.	64,883	8,823
	Lazard, Ltd. - Class A	253,600	6,591
	Raymond James Financial, Inc.	392,300	13,432

	Total		38,229

	Health Care (11.6%)
	AmerisourceBergen Corp.	291,200	11,459
*	Cerner Corp.	198,500	16,408
*	DaVita, Inc.	150,650	14,795
*	Express Scripts Holding Co.	232,600	12,986
*	IDEXX Laboratories, Inc.	119,312	11,470
*	Intuitive Surgical, Inc.	13,733	7,605

	Common Stocks (92.2%)	Shares	Value $ (000’s)

	Health Care continued
*	Mettler-Toledo International, Inc.	51,000	7,948
*	SXC Health Solutions Corp.	102,400	10,159
*	Vertex Pharmaceuticals, Inc.	61,900	3,462

	Total		96,292

	Industrials (17.5%)
*	BE Aerospace, Inc.	327,300	14,290
*	Clean Harbors, Inc.	133,600	7,538
	Corrections Corp. of America	377,400	11,114
	Cummins, Inc.	108,700	10,534
	Dover Corp.	136,000	7,291
	Expeditors International of Washington, Inc.	194,460	7,535
	Graco, Inc.	177,400	8,175
	Kansas City Southern	201,100	13,988
	Knight Transportation, Inc.	468,900	7,498
	MSC Industrial Direct Co., Inc. - Class A	83,900	5,500
*	Owens Corning, Inc.	361,700	10,323
	Robert Half International, Inc.	447,400	12,782
	Roper Industries, Inc.	144,300	14,225
*	WESCO International, Inc.	234,460	13,493

	Total		144,286

	Information Technology (21.9%)
*	Alliance Data Systems Corp.	120,000	16,200
	Altera Corp.	121,900	4,125
	Amphenol Corp. - Class A	163,300	8,969
*	Autodesk, Inc.	507,200	17,747
	Avago Technologies, Ltd.	308,300	11,068
*	Citrix Systems, Inc.	186,700	15,672
*	Cognizant Technology Solutions Corp. - Class A	177,400	10,644
*	F5 Networks, Inc.	83,600	8,323
*	Fortinet, Inc.	299,700	6,959
*	Freescale Semiconductor Holdings I, Ltd.	521,000	5,340
	Global Payments, Inc.	238,800	10,323
*	Informatica Corp.	196,100	8,307
*	JDS Uniphase Corp.	459,000	5,049
*	Juniper Networks, Inc.	235,800	3,846
	Microchip Technology, Inc.	218,495	7,228
*	ServiceNow, Inc.	2,494	61
*	Skyworks Solutions, Inc.	298,700	8,175
*	Teradata Corp.	142,000	10,225
*	VeriFone Systems, Inc.	332,500	11,003

	Common Stocks (92.2%)	Shares/ $Par	Value $ (000’s)

	Information Technology continued
*	Zebra Technologies Corp. - Class A	354,600	12,184

	Total		181,448

	Materials (5.5%)
	Airgas, Inc.	168,061	14,119
	CF Industries Holdings, Inc.	31,000	6,006
	Cliffs Natural Resources, Inc.	130,675	6,441
	PPG Industries, Inc.	122,700	13,021
	Westlake Chemical Corp.	118,600	6,198

	Total		45,785

	Telecommunication Services (2.2%)
*	SBA Communications Corp. - Class A	317,600	18,119

	Total		18,119

	Total Common Stocks
	(Cost: $647,860)		762,684

	Short-Term Investments (8.0%)

	Electric Utilities (1.2%)
	Emerson Electric Co., 0.13%, 8/16/12	5,000,000	4,999
	Xcel Energy, Inc., 0.25%, 7/2/12	5,000,000	5,000

	Total		9,999

	Federal Government & Agencies (0.4%)
(b)	Federal Home Loan Bank, 0.11%, 7/20/12	3,000,000	3,000

	Total		3,000

	Finance Services (1.8%)
	Alpine Securitization Corp., 0.22%, 7/24/12	5,000,000	4,999
	Govco LLC, 0.40%, 7/3/12	5,000,000	5,000
	Govco LLC, 0.44%, 7/9/12	5,000,000	4,999

	Total		14,998

	Information Technology (1.2%)
	Google, Inc., 0.09%, 7/19/12	10,000,000	9,999

	Total		9,999

	Machinery (0.6%)
	John Deere Capital Corp., 0.14%, 7/13/12	5,000,000	5,000

	Total		5,000

	Oil and Gas (0.6%)
	Devon Energy Corp., 0.30%, 7/5/12	5,000,000	5,000

	Total		5,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio	29

Mid Cap Growth Stock Portfolio

Short-Term Investments (8.0%)	$ Par	Value $ (000’s)

Personal Credit Institutions (0.6%)
Chariot Funding LLC, 0.18%, 7/16/12	5,000,000	5,000

Total		5,000

Restaurants (1.0%)
Darden Restaurants, Inc., 0.27%, 7/2/12	7,900,000	7,900

Total		7,900

Short Term Business Credit (0.6%)
Sheffield Receivables Corp., 0.20%, 8/1/12	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $65,895)		65,895

Total Investments (100.2%)
(Cost: $713,755)(a)		828,579

Other Assets, Less
Liabilities (-0.2%)		(1,842)

Net Assets (100.0%)		826,737

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $713,755 and the net unrealized appreciation of investments based on that cost was $114,824 which is comprised of $145,648 aggregate gross unrealized appreciation and $30,824 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $27,096)	294	9/12	$525

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$762,684	$-	$-
Short-Term Investments	-	65,895	-
Other Financial Instruments^ Futures	525	-	-
Total	$763,209	$65,895	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

30	Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,078.42	$ 1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$ 1.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 400 Stock Portfolio	31

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Consumer Discretionary (13.0%)
	Aaron’s, Inc.	30,400	861
	Advance Auto Parts, Inc.	29,400	2,006
*	Aeropostale, Inc.	32,475	579
*	AMC Networks, Inc. - Class A	23,000	818
	American Eagle Outfitters, Inc.	78,450	1,548
*	Ann, Inc.	19,550	498
*	Ascena Retail Group, Inc.	54,200	1,009
*	Bally Technologies, Inc.	17,200	803
*	Barnes & Noble, Inc.	16,400	270
	Bob Evans Farms, Inc.	11,700	470
	Brinker International, Inc.	30,175	962
*	Carter’s, Inc.	20,500	1,078
*	The Cheesecake Factory, Inc.	21,650	692
	Chico’s FAS, Inc.	67,100	996
	Cinemark Holdings, Inc.	40,900	935
*	Collective Brands, Inc.	24,542	526
*	Deckers Outdoor Corp.	15,400	678
	Dick’s Sporting Goods, Inc.	37,800	1,814
*	DreamWorks Animation SKG, Inc. - Class A	28,600	545
	Foot Locker, Inc.	60,700	1,856
	Gentex Corp.	57,700	1,204
	Guess?, Inc.	25,900	787
*	Hanesbrands, Inc.	39,000	1,081
	HSN, Inc.	15,700	634
	International Speedway Corp. - Class A	11,100	291
*	ITT Educational Services, Inc.	7,200	437
	John Wiley & Sons, Inc. - Class A	18,700	916
	KB Home	28,900	283
*	Lamar Advertising Co. - Class A	23,500	672
*	Life Time Fitness, Inc.	17,200	800
*	LKQ Corp.	59,000	1,971
	M.D.C. Holdings, Inc.	15,200	497
	Matthews International Corp. - Class A	11,300	367
	Meredith Corp.	14,900	476
*	Mohawk Industries, Inc.	22,900	1,599
*	The New York Times Co. - Class A	48,600	379
*	NVR, Inc.	2,000	1,700
*	Office Depot, Inc.	113,600	245
*	Panera Bread Co. - Class A	11,900	1,659
	PetSmart, Inc.	43,400	2,959
	Polaris Industries, Inc.	27,500	1,966
	PVH Corp.	28,200	2,194
	RadioShack Corp.	39,800	153
	Regis Corp.	23,000	413
	Rent-A-Center, Inc.	23,800	803

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Consumer Discretionary continued
*	Saks, Inc.	63,700	678
	Scholastic Corp.	10,100	284
*	Scientific Games Corp. - Class A	23,400	200
	Service Corp. International	86,900	1,075
	Signet Jewelers, Ltd.	34,100	1,501
	Sotheby’s	27,100	904
	Strayer Education, Inc.	4,700	512
*	Tempur-Pedic International, Inc.	25,400	594
	Thor Industries, Inc.	16,900	463
*	Toll Brothers, Inc.	58,700	1,745
	Tractor Supply Co.	28,800	2,392
	Tupperware Brands Corp.	22,400	1,227
*	Under Armour, Inc.	14,800	1,398
*	Valassis Communications, Inc.	17,100	372
*	The Warnaco Group, Inc.	16,400	698
	The Wendy’s Co.	118,700	560
	Williams-Sonoma, Inc.	39,900	1,395
*	WMS Industries, Inc.	22,000	439

	Total		59,867

	Consumer Staples (3.5%)
	Church & Dwight Co., Inc.	55,600	3,084
*	Energizer Holdings, Inc.	26,200	1,972
	Flowers Foods, Inc.	45,100	1,048
*	Green Mountain Coffee Roasters, Inc.	52,200	1,137
	Harris Teeter Supermarkets, Inc.	19,700	807
	Hillshire Brands Co.	49,100	1,423
	Ingredion, Inc.	30,501	1,510
	Lancaster Colony Corp.	8,000	570
*	Post Holdings, Inc.	11,050	340
*	Ralcorp Holdings, Inc.	22,100	1,475
*	Smithfield Foods, Inc.	64,500	1,395
	SUPERVALU, INC.	84,900	440
	Tootsie Roll Industries, Inc.	10,177	243
	Universal Corp.	9,300	431

	Total		15,875

	Energy (5.2%)
	Arch Coal, Inc.	84,900	585
*	Atwood Oceanics, Inc.	22,800	863
*	Bill Barrett Corp.	19,300	414
	CARBO Ceramics, Inc.	7,900	606
	Cimarex Energy Co.	34,300	1,891
*	Dresser-Rand Group, Inc.	30,300	1,350
*	Dril-Quip, Inc.	13,800	905
	Energen Corp.	28,900	1,304
*	Forest Oil Corp.	47,100	345
*	Helix Energy Solutions Group, Inc.	42,300	694

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Energy continued
	HollyFrontier Corp.	82,780	2,933
*	Northern Oil and Gas, Inc.	25,400	405
	Oceaneering International, Inc.	43,300	2,072
*	Oil States International, Inc.	20,700	1,370
	Patterson-UTI Energy, Inc.	62,500	910
*	Plains Exploration & Production Co.	51,566	1,814
*	Quicksilver Resources, Inc.	48,500	263
	SM Energy Co.	25,700	1,262
*	Superior Energy Services, Inc.	63,000	1,275
	Tidewater, Inc.	20,500	950
*	Unit Corp.	16,700	616
	World Fuel Services Corp.	28,800	1,095

	Total		23,922

	Financials (21.6%)
*	Affiliated Managers Group, Inc.	20,600	2,255
	Alexandria Real Estate Equities, Inc.	24,800	1,803
*	Alleghany Corp.	5,800	1,971
	American Campus Communities, Inc.	29,900	1,345
	American Financial Group, Inc.	30,250	1,187
	Apollo Investment Corp.	81,223	624
	Arthur J. Gallagher & Co.	47,300	1,659
	Aspen Insurance Holdings, Ltd.	28,600	827
	Associated Banc-Corp.	69,563	918
	Astoria Financial Corp.	33,500	328
	BancorpSouth, Inc.	32,900	478
	Bank of Hawaii Corp.	18,200	836
	BioMed Realty Trust, Inc.	61,700	1,153
	BRE Properties, Inc.	30,700	1,536
	Brown & Brown, Inc.	46,400	1,265
	Camden Property Trust	32,100	2,172
	Cathay General Bancorp	31,500	520
	CBOE Holdings, Inc.	35,000	969
	City National Corp.	18,800	913
	Commerce Bancshares, Inc.	31,493	1,194
	Corporate Office Properties Trust	28,800	677
	Cullen/Frost Bankers, Inc.	24,600	1,414
	Duke Realty Corp.	106,600	1,561
	East West Bancorp, Inc.	57,900	1,358
	Eaton Vance Corp.	46,200	1,245
	Equity One, Inc.	23,900	507
	Essex Property Trust, Inc.	14,100	2,170
	Everest Re Group, Ltd.	21,100	2,184

The Accompanying Notes are an Integral Part of the Financial Statements.

32	Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Financials continued
	Federal Realty Investment Trust	25,600	2,665
	Fidelity National Financial, Inc. - Class A	89,191	1,718
	First American Financial Corp.	42,500	721
	First Niagara Financial Group, Inc.	141,110	1,079
	FirstMerit Corp.	43,910	725
	Fulton Financial Corp.	80,400	803
	Greenhill & Co., Inc.	11,600	414
	Hancock Holding Co.	33,900	1,032
	Hanover Insurance Group, Inc.	18,000	704
	HCC Insurance Holdings, Inc.	40,450	1,270
	Highwoods Properties, Inc.	29,600	996
	Home Properties, Inc.	19,500	1,196
	Hospitality Properties Trust	49,400	1,224
	International Bancshares Corp.	21,300	416
	Janus Capital Group, Inc.	75,400	590
	Jefferies Group, Inc.	60,200	782
	Jones Lang LaSalle, Inc.	17,500	1,231
	Kemper Corp.	19,800	609
	Liberty Property Trust	47,000	1,731
	The Macerich Co.	53,088	3,135
	Mack-Cali Realty Corp.	35,100	1,020
	Mercury General Corp.	14,500	604
*	MSCI, Inc.	48,600	1,653
	National Retail Properties, Inc.	42,800	1,211
	New York Community Bancorp, Inc.	175,721	2,202
	Old Republic International Corp.	103,875	861
	OMEGA Healthcare Investors, Inc.	42,300	952
	Potlatch Corp.	16,147	516
	Prosperity Bancshares, Inc.	19,000	799
	Protective Life Corp.	32,400	953
	Raymond James Financial, Inc.	44,725	1,531
	Rayonier, Inc.	48,799	2,191
	Realty Income Corp.	53,400	2,230
	Regency Centers Corp.	36,000	1,712
	Reinsurance Group of America, Inc.	29,500	1,570
	SEI Investments Co.	57,600	1,146
	Senior Housing Properties Trust	65,100	1,453
*	Signature Bank	18,500	1,128
	SL Green Realty Corp.	35,900	2,881
	StanCorp Financial Group, Inc.	17,800	661
*	SVB Financial Group	17,700	1,039
	Synovus Financial Corp.	314,800	623

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Financials continued
	Taubman Centers, Inc.	23,500	1,813
	TCF Financial Corp.	64,900	745
	Trustmark Corp.	25,900	634
	UDR, Inc.	100,202	2,589
	Valley National Bancorp	78,986	837
	W.R. Berkley Corp.	44,850	1,746
	Waddell & Reed Financial, Inc. - Class A	34,600	1,048
	Washington Federal, Inc.	42,765	722
	Webster Financial Corp.	29,500	639
	Weingarten Realty Investors	48,500	1,277
	Westamerica Bancorporation	11,200	529

	Total		99,625

	Health Care (10.7%)
*	Allscripts Healthcare Solutions, Inc.	76,400	835
*	AMERIGROUP Corp.	19,400	1,279
*	Bio-Rad Laboratories, Inc. - Class A	7,900	790
*	Catalyst Health Solutions, Inc.	20,300	1,897
*	Charles River Laboratories International, Inc.	19,600	642
*	Community Health Systems, Inc.	36,400	1,020
	The Cooper Cos., Inc.	19,000	1,515
*	Covance, Inc.	22,200	1,062
*	Endo Pharmaceuticals Holdings, Inc.	46,900	1,453
*	Gen-Probe, Inc.	18,200	1,496
*	Health Management Associates, Inc. - Class A	102,600	805
*	Health Net, Inc.	33,300	808
*	Henry Schein, Inc.	36,000	2,826
	Hill-Rom Holdings, Inc.	24,800	765
*	HMS Holdings Corp.	34,400	1,146
*	Hologic, Inc.	105,900	1,910
*	IDEXX Laboratories, Inc.	22,000	2,115
*	LifePoint Hospitals, Inc.	19,500	799
	Lincare Holdings, Inc.	34,550	1,175
*	Masimo Corp.	22,900	512
	Medicis Pharmaceutical Corp. - Class A	23,800	813
*	MEDNAX, Inc.	19,700	1,350
*	Mettler-Toledo International, Inc.	12,600	1,964
	Omnicare, Inc.	45,200	1,412
	Owens & Minor, Inc.	25,450	780
*	Regeneron Pharmaceuticals, Inc.	31,200	3,564
*	ResMed, Inc.	57,100	1,782
	STERIS Corp.	23,100	725
	Techne Corp.	14,700	1,091
	Teleflex, Inc.	16,300	993
*	Thoratec Corp.	23,500	789
*	United Therapeutics Corp.	21,500	1,062

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Health Care continued
	Universal Health Services, Inc. - Class B	38,700	1,670
*	VCA Antech, Inc.	35,000	769
*	Vertex Pharmaceuticals, Inc.	84,500	4,725
*	WellCare Health Plans, Inc.	17,200	912

	Total		49,251

	Industrials (15.7%)
	Acuity Brands, Inc.	16,900	860
*	Aecom Technology Corp.	45,200	743
*	AGCO Corp.	38,900	1,779
*	Alaska Air Group, Inc.	28,500	1,023
	Alexander & Baldwin, Inc.	16,900	900
	Alliant Techsystems, Inc.	13,300	673
	AMETEK, Inc.	64,275	3,208
*	BE Aerospace, Inc.	41,600	1,816
	The Brink’s Co.	18,900	438
	Carlisle Cos., Inc.	24,900	1,320
	CLARCOR, Inc.	20,100	968
*	Clean Harbors, Inc.	19,000	1,072
	Con-way, Inc.	22,300	805
*	Copart, Inc.	41,672	987
	The Corporate Executive Board Co.	13,400	548
	Corrections Corp. of America	40,000	1,178
	Crane Co.	19,800	720
	Deluxe Corp.	20,400	509
	Donaldson Co., Inc.	59,600	1,989
*	Esterline Technologies Corp.	12,300	767
	Exelis, Inc.	74,700	736
*	Fortune Brands Home & Security, Inc.	63,900	1,423
*	FTI Consulting, Inc.	16,800	483
	Gardner Denver, Inc.	20,000	1,058
	GATX Corp.	18,700	720
*	General Cable Corp.	19,900	516
	Graco, Inc.	24,200	1,115
	Granite Construction, Inc.	13,900	363
	Harsco Corp.	32,200	656
	Herman Miller, Inc.	23,300	431
	HNI Corp.	18,200	469
	Hubbell, Inc. - Class B	23,700	1,847
*	Huntington Ingalls Industries, Inc.	19,800	797
	IDEX Corp.	33,580	1,309
	ITT Corp.	36,900	649
	J.B. Hunt Transport Services, Inc.	36,100	2,152
*	JetBlue Airways Corp.	91,325	484
	Kansas City Southern	44,000	3,061
	KBR, Inc.	59,400	1,468
	Kennametal, Inc.	32,000	1,061
*	Kirby Corp.	22,400	1,055
*	Korn/Ferry International	19,100	274
	Landstar System, Inc.	18,800	972

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	33

Index 400 Stock Portfolio

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Industrials continued
	Lennox International, Inc.	20,400	951
	Lincoln Electric Holdings, Inc.	33,500	1,467
	Manpower, Inc.	32,100	1,176
	Mine Safety Appliances Co.	12,400	499
	MSC Industrial Direct Co., Inc. - Class A	18,500	1,213
	Nordson Corp.	22,600	1,159
*	Oshkosh Corp.	36,700	769
	Pentair, Inc.	39,600	1,516
	Regal-Beloit Corp.	16,700	1,040
	Rollins, Inc.	25,830	578
*	The Shaw Group, Inc.	26,356	720
	SPX Corp.	20,300	1,326
*	Terex Corp.	44,200	788
	The Timken Co.	33,600	1,539
	Towers Watson & Co. - Class A	20,400	1,222
	Trinity Industries, Inc.	32,150	803
	Triumph Group, Inc.	19,900	1,120
*	United Rentals, Inc.	33,723	1,148
	URS Corp.	30,300	1,057
	UTI Worldwide, Inc.	41,400	605
	Valmont Industries, Inc.	9,000	1,089
	Wabtec Corp.	19,300	1,506
	Waste Connections, Inc.	49,350	1,477
	Watsco, Inc.	11,800	871
	Werner Enterprises, Inc.	17,750	424
	Woodward, Inc.	24,100	950

	Total		72,415

	Information Technology (15.1%)
*	ACI Worldwide, Inc.	15,900	703
*	Acxiom Corp.	30,702	464
	ADTRAN, Inc.	25,500	770
*	Advent Software, Inc.	12,800	347
*	Alliance Data Systems Corp.	20,200	2,727
*	ANSYS, Inc.	37,300	2,354
*	AOL, Inc.	37,400	1,050
*	Arrow Electronics, Inc.	44,700	1,467
*	Atmel Corp.	177,600	1,190
*	Avnet, Inc.	58,000	1,790
	Broadridge Financial Solutions, Inc.	50,000	1,064
*	Cadence Design Systems, Inc.	109,900	1,208
*	Ciena Corp.	39,700	650
*	Compuware Corp.	87,200	810
*	Concur Technologies, Inc.	18,800	1,280
	Convergys Corp.	46,700	690
*	CoreLogic, Inc.	42,700	782
*	Cree, Inc.	46,300	1,189
	Cypress Semiconductor Corp.	61,000	806
	Diebold, Inc.	25,200	930
	DST Systems, Inc.	13,700	744
*	Equinix, Inc.	19,200	3,372

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Information Technology continued
	FactSet Research Systems, Inc.	18,000	1,673
	Fair Isaac Corp.	13,700	579
*	Fairchild Semiconductor International, Inc.	50,900	718
*	Gartner, Inc.	37,300	1,606
	Global Payments, Inc.	31,400	1,357
*	Informatica Corp.	43,300	1,834
*	Ingram Micro, Inc. - Class A	61,000	1,066
*	Integrated Device Technology, Inc.	56,930	320
*	International Rectifier Corp.	27,700	554
	Intersil Corp. - Class A	51,000	543
*	Itron, Inc.	16,000	660
	Jack Henry & Associates, Inc.	34,900	1,205
	Lender Processing Services, Inc.	33,800	854
	ManTech International Corp. - Class A	9,300	218
*	MEMC Electronic Materials, Inc.	92,400	201
*	Mentor Graphics Corp.	37,300	559
*	MICROS Systems, Inc.	32,200	1,649
*	Monster Worldwide, Inc.	48,500	412
	National Instruments Corp.	37,275	1,001
*	NCR Corp.	63,500	1,443
*	NeuStar, Inc. - Class A	26,807	895
*	Parametric Technology Corp.	47,800	1,002
	Plantronics, Inc.	17,000	568
*	Polycom, Inc.	71,300	750
*	QLogic Corp.	39,000	534
*	Quest Software, Inc.	22,700	632
*	Rackspace Hosting, Inc.	42,700	1,876
*	RF Micro Devices, Inc.	111,300	473
*	Riverbed Technology, Inc.	63,400	1,024
*	Rovi Corp.	44,400	871
*	Semtech Corp.	26,200	637
*	Silicon Laboratories, Inc.	17,200	652
*	Skyworks Solutions, Inc.	75,900	2,077
	Solera Holdings, Inc.	27,800	1,162
*	Synopsys, Inc.	58,900	1,733
*	Tech Data Corp.	16,000	771
	Tellabs, Inc.	146,600	488
*	TIBCO Software, Inc.	66,000	1,975
*	Trimble Navigation, Ltd.	50,100	2,305
*	ValueClick, Inc.	32,300	529
*	VeriFone Systems, Inc.	43,100	1,426
*	Vishay Intertechnology, Inc.	62,887	593
*	Wright Express Corp.	15,600	963
*	Zebra Technologies Corp. - Class A	20,800	715

	Total		69,490

	Common Stocks (97.0%)	Shares	Value $ (000’s)

	Materials (6.7%)
	Albemarle Corp.	35,700	2,129
	AptarGroup, Inc.	26,600	1,358
	Ashland, Inc.	31,400	2,176
	Cabot Corp.	25,400	1,034
	Carpenter Technology Corp.	17,600	842
	Commercial Metals Co.	46,400	587
	Compass Minerals International, Inc.	13,200	1,007
	Cytec Industries, Inc.	18,400	1,079
	Domtar Corp.	14,500	1,112
	Grief, Inc. - Class A	12,300	504
*	Intrepid Potash, Inc.	21,100	480
*	Louisiana-Pacific Corp.	55,000	598
	Martin Marietta Materials, Inc.	18,300	1,442
	Minerals Technologies, Inc.	7,100	453
	NewMarket Corp.	4,200	910
	Olin Corp.	32,100	671
	Packaging Corp. of America	39,200	1,107
	Reliance Steel & Aluminum Co.	30,100	1,520
	Rock-Tenn Co. - Class A	28,300	1,544
	Royal Gold, Inc.	23,900	1,874
	RPM International, Inc.	52,600	1,431
	The Scotts Miracle-Gro Co. - Class A	17,400	715
	Sensient Technologies Corp.	20,000	735
	Silgan Holdings, Inc.	19,813	846
	Sonoco Products Co.	40,300	1,215
	Steel Dynamics, Inc.	87,700	1,030
	The Valspar Corp.	36,500	1,916
	Worthington Industries, Inc.	21,300	436

	Total		30,751

	Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.	38,662	823
*	tw telecom, Inc.	60,200	1,545

	Total		2,368

	Utilities (5.0%)
	Alliant Energy Corp.	44,400	2,023
	Aqua America, Inc.	55,633	1,389
	Atmos Energy Corp.	36,000	1,263
	Black Hills Corp.	17,600	566
	Cleco Corp.	24,400	1,021
	Great Plains Energy, Inc.	54,377	1,164
	Hawaiian Electric Industries, Inc.	38,700	1,104
	IDACORP, Inc.	20,000	842
	MDU Resources Group, Inc.	75,600	1,634
	National Fuel Gas Co.	33,300	1,564
	NV Energy, Inc.	94,481	1,661
	OGE Energy Corp.	39,500	2,046

The Accompanying Notes are an Integral Part of the Financial Statements.

34	Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (97.0%)	Shares	Value $ (000’s)

Utilities continued
PNM Resources, Inc.	31,850	622
Questar Corp.	71,300	1,487
UGI Corp.	45,000	1,324
Vectren Corp.	32,800	968
Westar Energy, Inc.	50,500	1,512
WGL Holdings, Inc.	20,600	819

Total		23,009

Total Common Stocks
(Cost: $397,683)		446,573

	Short-Term Investments (2.2%)	$ Par	Value $ (000’s)

	Federal Government & Agencies (0.4%)
(b)	Federal Home Loan Bank, 0.00%, 8/24/12	2,000,000	1,999

	Total		1,999

	Finance Services (1.1%)
	Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.7%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments
	(Cost: $10,000)		9,999

	Total Investments (99.2%)
	(Cost: $407,683)(a)		456,572

	Other Assets, Less
	Liabilities (0.8%)		3,621

	Net Assets (100.0%)		460,193

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $407,683 and the net unrealized appreciation of investments based on that cost was $48,889 which is comprised of $94,624 aggregate gross unrealized appreciation and $45,735 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $12,818)	140	9/12	$334

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$446,573	$-	$-
Short-Term Investments	-	9,999	-
Other Financial Instruments^
Futures	334	-	-
Total	$446,907	$9,999	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	35

Mid Cap Value Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments as a cash management strategy or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may engage in active and frequent trading in pursuit of its investment objective. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,072.37	$ 4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$ 4.52

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

36	Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (92.5%)	Shares	Value $ (000’s)

	Consumer Discretionary (7.4%)
	Carnival Corp.	19,263	660
	CEC Entertainment, Inc.	33,322	1,212
	International Game Technology	50,913	802
	International Speedway Corp. - Class A	16,604	435
	Lowe’s Cos., Inc.	90,636	2,578
	Speedway Motorsports, Inc.	16,370	277
	Staples, Inc.	115,746	1,510
	Target Corp.	24,115	1,403
	Time Warner Cable, Inc.	10,405	854
	Whirlpool Corp.	15,512	949

	Total		10,680

	Consumer Staples (8.4%)
	Campbell Soup Co.	27,317	912
	The Clorox Co.	13,443	974
	ConAgra Foods, Inc.	43,480	1,127
	Dr. Pepper Snapple Group, Inc.	41,556	1,818
	General Mills, Inc.	26,110	1,006
	H.J. Heinz Co.	6,394	348
	Kellogg Co.	25,614	1,264
	Kimberly-Clark Corp.	14,552	1,219
*	Ralcorp Holdings, Inc.	40,060	2,674
	Sysco Corp.	24,025	716

	Total		12,058

	Energy (5.2%)
	Apache Corp.	7,210	634
*	Cameron International Corp.	10,303	440
	Devon Energy Corp.	11,620	674
	EQT Corp.	28,910	1,550
	Helmerich & Payne, Inc.	9,548	415
	Murphy Oil Corp.	24,912	1,253
	Peabody Energy Corp.	23,938	587
*	Southwestern Energy Co.	26,937	860
*	Ultra Petroleum Corp.	48,408	1,117

	Total		7,530

	Financials (23.9%)
	ACE, Ltd.	14,519	1,076
	The Allstate Corp.	52,010	1,825
	American Tower Corp.	22,734	1,589
	Annaly Capital Management, Inc.	33,916	569
	Aon PLC	36,891	1,726
	Capitol Federal Financial, Inc.	100,358	1,192
	The Charles Schwab Corp.	113,374	1,466
	Comerica, Inc.	54,374	1,670
	Commerce Bancshares, Inc.	45,193	1,713
	Cullen/Frost Bankers, Inc.	13,298	764
	Franklin Resources, Inc.	4,100	455
	Government Properties Income Trust	15,094	341
	HCC Insurance Holdings, Inc.	53,351	1,675
	HCP, Inc.	13,280	586

	Common Stocks (92.5%)	Shares	Value $ (000’s)

	Financials continued
	Hudson City Bancorp, Inc.	181,090	1,154
	Marsh & McLennan Cos., Inc.	56,229	1,812
	Northern Trust Corp.	79,896	3,677
	People’s United Financial, Inc.	132,752	1,541
	Piedmont Office Realty Trust, Inc. - Class A	105,658	1,818
	PNC Financial Services Group, Inc.	24,015	1,468
	State Street Corp.	12,632	564
	SunTrust Banks, Inc.	31,598	766
	Symetra Financial Corp.	40,239	508
	Torchmark Corp.	8,028	406
	The Travelers Cos., Inc.	20,186	1,289
	Unum Group	64,277	1,230
	Westamerica Bancorporation	23,648	1,116
	Weyerhaeuser Co.	23,490	525

	Total		34,521

	Health Care (10.8%)
	Becton, Dickinson and Co.	20,272	1,515
*	Boston Scientific Corp.	165,783	940
*	CareFusion Corp.	106,965	2,747
	CIGNA Corp.	19,439	855
*	Hospira, Inc.	15,946	558
	Humana, Inc.	6,693	518
*	Life Technologies Corp.	12,871	579
*	LifePoint Hospitals, Inc.	45,271	1,855
	Medtronic, Inc.	9,626	373
	Patterson Cos., Inc.	34,861	1,202
	STERIS Corp.	36,440	1,143
	Stryker Corp.	17,992	991
	Zimmer Holdings, Inc.	35,219	2,267

	Total		15,543

	Industrials (14.0%)
	ABB, Ltd., ADR	45,682	745
	Brady Corp. - Class A	25,567	703
	Emerson Electric Co.	16,015	746
	General Dynamics Corp.	18,380	1,212
	Heartland Express, Inc.	65,377	936
	ITT Corp.	55,134	970
	Kaydon Corp.	48,145	1,030
	L-3 Communications Holdings, Inc.	15,107	1,118
	Northrop Grumman Corp.	18,764	1,197
*	Oshkosh Corp.	49,834	1,044
	Republic Services, Inc.	178,706	4,729
	Snap-on, Inc.	4,792	298
	Southwest Airlines Co.	153,021	1,411
	Stanley Black & Decker, Inc.	15,161	976
	Tyco International, Ltd.	43,549	2,302
	Waste Management, Inc.	21,402	715

	Total		20,132

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio	37

Mid Cap Value Portfolio

	Common Stocks (92.5%)	Shares	Value $ (000’s)

	Information Technology (5.8%)
	Applied Materials, Inc.	189,549	2,172
	Booz Allen Hamilton Holding Corp.	28,403	434
	Harris Corp.	10,802	452
	Marvell Technology Group, Ltd.	41,823	472
	Molex, Inc. - Class A	29,720	601
*	QLogic Corp.	22,482	308
*	SanDisk Corp.	28,867	1,053
	TE Connectivity, Ltd.	29,099	929
*	Teradyne, Inc.	91,411	1,285
*	Western Digital Corp.	23,123	705

	Total		8,411

	Materials (3.3%)
	Bemis Co., Inc.	50,915	1,595
	Minerals Technologies, Inc.	13,150	839
	Newmont Mining Corp.	29,788	1,445
	Nucor Corp.	7,464	283
	Olin Corp.	26,773	559

	Total		4,721

	Telecommunication Services (2.1%)
	CenturyLink, Inc.	38,697	1,528
*	tw telecom, Inc.	55,630	1,428

	Total		2,956

	Utilities (11.6%)
	AGL Resources, Inc.	52,700	2,042
	The Empire District Electric Co.	75,005	1,583
	Great Plains Energy, Inc.	107,306	2,297
	IDACORP, Inc.	20,524	864
	Northeast Utilities	27,942	1,085
	NV Energy, Inc.	88,057	1,548
	PG&E Corp.	47,192	2,136
	Portland General Electric Co.	40,745	1,086
	Westar Energy, Inc.	66,180	1,982
	Wisconsin Energy Corp.	15,894	629
	Xcel Energy, Inc.	54,199	1,540

	Total		16,792

	Total Common Stocks
	(Cost: $130,605)		133,344

	Foreign Common Stocks (4.6%)	Country	Shares	Value $ (000’s)

	Energy (1.9%)
	Imperial Oil, Ltd.	Canada	65,437	2,737

	Total			2,737

	Industrials (1.3%)
(l)	Royal Philips Electronics NV	Netherlands	92,716	1,833

	Total			1,833

	Telecommunication Services (1.4%)
	Rogers Communications, Inc. - Class B	Canada	58,022	2,104

	Total			2,104

	Total Foreign Common Stocks
	(Cost: $7,734)			6,674

	Investment Companies (0.9%)

	Investment Companies (0.9%)
	iShares Russell Midcap Value Index Fund		30,317	1,403

	Total Investment Companies
	(Cost: $1,382)			1,403

	Short-Term Investments (1.5%)

	Other Holdings (1.5%)
	JPMorgan Money Market Fund		2,114,562	2,115

	Total Short-Term Investments
	(Cost: $2,115)			2,115

	Total Investments (99.5%)
	(Cost: $141,836)(a)			143,536

	Other Assets, Less
	Liabilities (0.5%)			659

	Net Assets (100.0%)			144,195

The Accompanying Notes are an Integral Part of the Financial Statements.

38	Mid Cap Value Portfolio

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $141,836 and the net unrealized appreciation of investments based on that cost was $1,700 which is comprised of $8,240 aggregate gross unrealized appreciation and $6,540 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000's)	Settlement Month	Unrealized Appreciation (000's)	Unrealized (Depreciation) (000's)	Net Unrealized Appreciation/ (Depreciation) (000's)
Sell	UBS AG	CAD	4,147	7/12	$-	$(34)	$(34)
Sell	Credit Suisse International	CHF	587	7/12	-	(8)	(8)
Sell	UBS AG	EUR	1,187	7/12	-	(20)	(20)

					$-	$(62)	$(62)

CAD — Canadian Dollar

CHF — CHF

EUR — Euro

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $1,833 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$133,344	$-	$-
Foreign Common Stocks	4,841	1,833	-
Investment Companies	1,403	-	-
Short-Term Investments	2,115	-	-
Liabilities:
Other Financial Instruments^ Forward Currency Contracts	-	(62)	-
Total	$141,703	$1,771	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio	39

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes, as a cash management strategy, to seek to enhance returns or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,065.15	$ 2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$ 2.92

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

40	Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (93.1%)	Shares	Value $ (000’s)

	Consumer Discretionary (13.2%)
*	American Public Education, Inc.	84,090	2,691
*	Bally Technologies, Inc.	115,758	5,401
*	Bravo Brio Restaurant Group, Inc.	173,350	3,091
*	Genesco, Inc.	58,150	3,498
*	Grand Canyon Education, Inc.	230,003	4,816
*	Hibbett Sports, Inc.	57,700	3,330
*	Ignite Restaurant Group, Inc.	20,400	369
*	Life Time Fitness, Inc.	123,300	5,735
*	LKQ Corp.	136,815	4,569
	Penske Automotive Group, Inc.	146,600	3,114
*	Red Robin Gourmet Burgers, Inc.	53,650	1,637
*	Shuffle Master, Inc.	266,300	3,675
*	Tilly’s, Inc. - Class A	23,100	371
	Ulta Salon, Cosmetics & Fragrance, Inc.	34,800	3,250
*	Vitamin Shoppe, Inc.	93,000	5,108

	Total		50,655

	Consumer Staples (1.0%)
*	United Natural Foods, Inc.	70,219	3,852

	Total		3,852

	Energy (6.5%)
*	Approach Resources, Inc.	130,800	3,341
*	Carrizo Oil & Gas, Inc.	240,101	5,645
*	Gulfport Energy Corp.	208,500	4,301
*	Hornbeck Offshore Services, Inc.	40,350	1,565
*	Kodiak Oil & Gas Corp.	488,400	4,010
*	Northern Oil and Gas, Inc.	150,700	2,402
*	Rosetta Resources, Inc.	103,100	3,777

	Total		25,041

	Financials (6.0%)
	Boston Private Financial Holdings, Inc.	620,690	5,543
	East West Bancorp, Inc.	232,900	5,464
	Education Realty Trust, Inc.	235,950	2,614
	Greenhill & Co., Inc.	64,750	2,308
*	Portfolio Recovery Associates, Inc.	37,300	3,404
*	Stifel Financial Corp.	112,350	3,472

	Total		22,805

	Health Care (17.0%)
*	Akorn, Inc.	314,500	4,960
*	Align Technology, Inc.	160,684	5,377
*	Conceptus, Inc.	192,201	3,810
*	DexCom, Inc.	520,192	6,742
*	Endologix, Inc.	387,819	5,988

	Common Stocks (93.1%)	Shares	Value $ (000’s)

	Health Care continued
*	Exact Sciences Corp.	346,300	3,712
*	HealthStream, Inc.	211,200	5,491
*	HMS Holdings Corp.	62,300	2,075
*	Impax Laboratories, Inc.	196,050	3,974
*	IPC The Hospitalist Co.	76,150	3,451
*	MAP Pharmaceuticals, Inc.	140,600	2,106
*	Omnicell, Inc.	577,231	8,451
	U.S. Physical Therapy, Inc.	94,000	2,390
*	VIVUS, Inc.	87,850	2,507
*	Vocera Communications, Inc.	80,600	2,159
*	Volcano Corp.	69,750	1,998

	Total		65,191

	Industrials (18.7%)
	Actuant Corp. - Class A	201,650	5,477
	Celadon Group, Inc.	125,950	2,063
*	Chart Industries, Inc.	66,942	4,603
*	DXP Enterprises, Inc.	55,900	2,319
	Graco, Inc.	52,798	2,433
*	GrafTech International, Ltd.	262,354	2,532
*	Heritage-Crystal Clean, Inc.	201,650	3,297
*	Hexcel Corp.	204,600	5,277
*	Huron Consulting Group, Inc.	108,537	3,435
*	The KEYW Holding Corp.	404,000	4,056
	Lindsay Corp.	54,000	3,505
*	Mistras Group, Inc.	156,750	4,119
*	Oshkosh Corp.	124,750	2,613
*	Rexnord Corp.	38,991	781
	Robbins & Myers, Inc.	111,000	4,642
	Snap-on, Inc.	94,200	5,864
	Sun Hydraulics Corp.	88,700	2,154
*	TransDigm Group, Inc.	40,250	5,406
	Valmont Industries, Inc.	24,000	2,903
*	WESCO International, Inc.	72,730	4,186

	Total		71,665

	Information Technology (28.6%)
	ADTRAN, Inc.	119,800	3,617
*	Ancestry.com, Inc.	144,200	3,970
*	BroadSoft, Inc.	135,900	3,936
*	Calix, Inc.	431,400	3,546
*	Cardtronics, Inc.	190,700	5,761
*	Cavium, Inc.	145,650	4,078
*	Cornerstone OnDemand, Inc.	118,850	2,830
*	Dice Holdings, Inc.	393,750	3,697
*	Diodes, Inc.	194,000	3,641
*	Equinix, Inc.	17,230	3,026
*	EXA Corp.	127,400	1,352

	Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	ExactTarget, Inc.	52,600	1,150
*	EZchip Semiconductor, Ltd.	48,300	1,934
*	FEI Co.	79,200	3,789
*	Finisar Corp.	185,300	2,772
*	InterXion Holding NV	253,986	4,600
*	Microsemi Corp.	211,615	3,913
*	MicroStrategy, Inc. - Class A	21,250	2,760
	MKS Instruments, Inc.	106,505	3,081
*	Nanometrics, Inc.	223,200	3,428
*	Proofpoint, Inc.	68,400	1,159
*	Riverbed Technology, Inc.	175,900	2,841
*	Skyworks Solutions, Inc.	107,200	2,934
*	Sourcefire, Inc.	136,187	7,000
*	SPS Commerce, Inc.	258,300	7,847
*	Synacor, Inc.	119,037	1,631
*	Synchronoss Technologies, Inc.	238,332	4,402
*	Tangoe, Inc.	170,700	3,638
*	The Ultimate Software Group, Inc.	85,900	7,655
*	VeriFone Systems, Inc.	110,300	3,650

	Total		109,638

	Materials (0.9%)
	Balchem Corp.	111,050	3,621

	Total		3,621

	Telecommunication Services (1.2%)
*	tw telecom, Inc.	182,450	4,682

	Total		4,682

	Total Common Stocks
	(Cost: $323,253)		357,150

	Investment Companies (1.1%)

	Investment Companies (1.1%)
	Market Vectors Junior Gold Miners	115,700	2,218
*	SPDR S&P Biotech	22,850	2,022

	Total Investment Companies
	(Cost: $6,076)		4,240

	Short-Term Investments (7.3%)

	Federal Government & Agencies (1.5%)
(b)	Federal Home Loan Bank, 0.00%, 8/24/12	1,000,000	999
	Federal Home Loan Bank, 0.06%, 7/27/12	5,000,000	5,000

	Total		5,999

	Finance Services (2.6%)
	Alpine Securitization Corp., 0.22%, 7/24/12	5,000,000	4,999

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio	41

Small Cap Growth Stock Portfolio

Short-Term Investments (7.3%)	$ Par	Value $ (000’s)

Finance Services continued
Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

Total		9,999

Oil and Gas (1.3%)
Devon Energy Corp., 0.30%, 7/5/12	5,000,000	5,000

Total		5,000

Restaurants (1.9%)
Darden Restaurants, Inc., 0.27%, 7/2/12	7,100,000	7,100

Total		7,100

Total Short-Term Investments
(Cost: $28,098)		28,098

Total Investments (101.5%)
(Cost: $357,427)(a)		389,488

Other Assets, Less
Liabilities (-1.5%)		(5,895)

Net Assets (100.0%)		383,593

The Accompanying Notes are an Integral Part of the Financial Statements.

42	Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $357,427 and the net unrealized appreciation of investments based on that cost was $32,061 which is comprised of $57,619 aggregate gross unrealized appreciation and $25,558 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $3,459)	45	9/12	$120

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index	12/12	11,433	$-

						$-

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$357,150	$-	$-
Investment Companies	4,240	-	-
Short-Term Investments	-	28,098	-
Other Financial Instruments^
Futures	120	-	-
Total Return Swaps	-	-	-
Total	$361,510	$28,098	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio	43

Index 600 Stock Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments such as exchange-traded funds, futures contracts and swap agreements for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 1,076.67	$ 1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$ 1.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

44	Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Consumer Discretionary (13.9%)
	American Greetings Corp. - Class A	4,311	63
*	American Public Education, Inc.	2,214	71
	Arbitron, Inc.	3,249	114
*	Arctic Cat, Inc.	1,553	57
	Big 5 Sporting Goods Corp.	2,676	20
*	Biglari Holdings, Inc.	176	68
*	BJ’s Restaurants, Inc.	2,989	114
*	Blue Nile, Inc.	1,698	50
	Blyth, Inc.	1,332	46
*	Boyd Gaming Corp.	6,700	48
	Brown Shoe Co., Inc.	5,264	68
	Brunswick Corp.	10,970	244
	The Buckle, Inc.	3,355	133
*	Buffalo Wild Wings, Inc.	2,280	198
*	Cabela’s, Inc.	5,358	203
	Callaway Golf Co.	7,987	47
*	Capella Education Co.	1,657	58
*	Career Education Corp.	6,524	44
	The Cato Corp. - Class A	3,582	109
	CEC Entertainment, Inc.	2,247	82
*	The Children’s Place Retail Stores, Inc.	2,981	149
	Christopher & Banks Corp.	4,507	5
*	Coinstar, Inc.	3,844	264
*	Coldwater Creek, Inc.	10,803	6
*	Corinthian Colleges, Inc.	10,462	30
	Cracker Barrel Old Country Store, Inc.	2,854	179
*	Crocs, Inc.	11,044	178
*	Digital Generation, Inc.	3,387	42
*	DineEquity, Inc.	1,934	86
*	Drew Industries, Inc.	2,353	65
*	The E.W. Scripps Co. - Class A	3,872	37
	Ethan Allen Interiors, Inc.	3,191	64
*	Fifth & Pacific Cos., Inc.	13,354	143
	The Finish Line, Inc. - Class A	6,382	133
	Fred’s, Inc. - Class A	4,502	69
*	Genesco, Inc.	2,999	180
	Group 1 Automotive, Inc.	2,816	128
	Harte-Hanks, Inc.	5,416	49
	Haverty Furniture Cos., Inc.	2,345	26
*	Helen of Troy, Ltd.	3,893	132
*	Hibbett Sports, Inc.	3,225	186
	Hillenbrand, Inc.	7,687	141
	Hot Topic, Inc.	5,181	50
*	Iconix Brand Group, Inc.	8,706	152
	Interval Leisure Group, Inc.	4,929	94
*	iRobot Corp.	3,373	75
*	Jack in the Box, Inc.	5,431	151

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Consumer Discretionary continued
	JAKKS Pacific, Inc.	3,196	51
*	Jos. A. Bank Clothiers, Inc.	3,419	145
*	Kirkland’s, Inc.	1,873	21
*	K-Swiss, Inc. - Class A	3,336	10
*	La-Z-Boy, Inc.	6,353	78
	Lincoln Educational Services Corp.	2,801	18
	Lithia Motors, Inc. - Class A	2,652	61
*	Live Nation, Inc.	18,225	167
*	Lumber Liquidators Holdings, Inc.	3,382	114
*	M/I Homes, Inc.	2,311	40
*	Maidenform Brands, Inc.	2,891	58
	The Marcus Corp.	2,449	34
*	MarineMax, Inc.	2,889	27
*	Marriott Vacations Worldwide Corp.	3,367	104
	The Men’s Wearhouse, Inc.	6,253	176
*	Meritage Homes Corp.	3,459	117
*	Monarch Casino & Resort, Inc.	1,394	13
	Monro Muffler Brake, Inc.	3,795	126
	Movado Group, Inc.	2,162	54
*	Multimedia Games, Inc.	3,363	47
	Nutrisystem, Inc.	3,490	40
*	OfficeMax, Inc.	10,633	54
	Oxford Industries, Inc.	1,707	76
	P.F. Chang’s China Bistro, Inc.	2,574	132
*	Papa John’s International, Inc.	2,224	106
*	Peet’s Coffee & Tea, Inc.	1,628	98
	The Pep Boys - Manny, Moe & Jack	6,491	64
*	Perry Ellis International, Inc.	1,539	32
	PetMed Express, Inc.	2,498	30
*	Pinnacle Entertainment, Inc.	7,680	74
	Pool Corp.	5,833	236
*	Quiksilver, Inc.	15,241	35
*	Red Robin Gourmet Burgers, Inc.	1,369	42
*	Ruby Tuesday, Inc.	7,835	53
*	Rue21, Inc.	1,928	49
*	Ruth’s Hospitality Group, Inc.	4,327	29
	The Ryland Group, Inc.	5,479	140
*	Select Comfort Corp.	6,965	146
*	Shuffle Master, Inc.	6,854	95
*	Skechers U.S.A., Inc. - Class A	4,544	93
	Sonic Automotive, Inc. - Class A	4,308	59
*	Sonic Corp.	7,445	75

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Consumer Discretionary continued
	Spartan Motors, Inc.	4,161	22
	Stage Stores, Inc.	3,797	70
	Standard Motor Products, Inc.	2,432	34
*	Standard Pacific Corp.	12,475	77
*	Stein Mart, Inc.	3,323	26
*	Steven Madden, Ltd.	4,845	154
	Sturm, Ruger & Co., Inc.	2,352	94
	Superior Industries International, Inc.	2,906	48
	Texas Roadhouse, Inc.	7,389	136
	True Religion Apparel, Inc.	3,168	92
*	Tuesday Morning Corp.	5,088	22
*	Universal Electronics, Inc.	1,834	24
	Universal Technical Institute, Inc.	2,637	36
*	Vitamin Shoppe, Inc.	3,616	199
*	VOXX International Corp.	2,328	22
*	Winnebago Industries, Inc.	3,590	37
	Wolverine World Wide, Inc.	5,977	232
*	Zale Corp.	3,173	9
*	Zumiez, Inc.	2,693	107

	Total		9,311

	Consumer Staples (4.1%)
*	Alliance One International, Inc.	10,731	37
	The Andersons, Inc.	2,261	97
	B&G Foods, Inc.	5,941	158
*	The Boston Beer Co., Inc. - Class A	1,045	127
	Calavo Growers, Inc.	1,544	40
	Cal-Maine Foods, Inc.	1,760	69
	Casey’s General Stores, Inc.	4,677	276
*	Central Garden & Pet Co. - Class A	5,234	57
*	Darling International, Inc.	14,445	238
	Diamond Foods, Inc.	2,716	49
*	The Hain Celestial Group, Inc.	5,494	302
	Inter Parfums, Inc.	1,989	34
	J & J Snack Foods Corp.	1,784	105
*	Medifast, Inc.	1,697	33
	Nash Finch Co.	1,501	32
*	Prestige Brands Holdings, Inc.	6,177	98
	Sanderson Farms, Inc.	2,398	110
*	Seneca Foods Corp. - Class A	1,122	30
	Snyders-Lance, Inc.	5,772	146
	Spartan Stores, Inc.	2,661	48
*	TreeHouse Foods, Inc.	4,416	275
*	United Natural Foods, Inc.	5,999	329

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	45

Index 600 Stock Portfolio

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Consumer Staples continued
	WD-40 Co.	1,956	97

	Total		2,787

	Energy (3.6%)
*	Approach Resources, Inc.	3,375	86
*	Basic Energy Services, Inc.	3,666	38
	Bristow Group, Inc.	4,393	179
*	Cloud Peak Energy, Inc.	7,497	127
*	Comstock Resources, Inc.	5,910	97
*	Contango Oil & Gas Co.	1,566	93
*	Exterran Holdings, Inc.	7,962	101
*	GeoResources, Inc.	2,456	90
	Gulf Island Fabrication, Inc.	1,767	50
*	Gulfport Energy Corp.	5,536	114
*	Hornbeck Offshore Services, Inc.	4,337	168
*	ION Geophysical Corp.	15,672	103
	Lufkin Industries, Inc.	4,126	224
*	Matrix Service Co.	3,160	36
	Overseas Shipholding Group, Inc.	3,259	36
*	OYO Geospace Corp.	783	70
*	PDC Energy, Inc.	3,705	91
	Penn Virginia Corp.	5,629	41
*	PetroQuest Energy, Inc.	7,004	35
*	Pioneer Drilling Co.	7,600	61
*	SEACOR Holdings, Inc.	2,594	232
*	Stone Energy Corp.	6,076	154
*	Swift Energy Co.	5,260	98
*	TETRA Technologies, Inc.	9,528	68

	Total		2,392

	Financials (18.3%)
	Acadia Realty Trust	5,390	125
*	AMERISAFE, Inc.	2,229	58
	Bank Mutual Corp.	5,690	25
	Bank of the Ozarks, Inc.	3,523	106
*	BBCN Bancorp, Inc.	9,580	104
	Boston Private Financial Holdings, Inc.	9,600	86
	Brookline Bancorp, Inc.	8,603	76
	Calamos Asset Management, Inc.	2,498	29
	Cash America International, Inc.	3,608	159
	Cedar Realty Trust, Inc.	6,980	35
	City Holding Co.	1,802	61
	Colonial Properties Trust	10,799	239
	Columbia Banking System, Inc.	4,873	92
	Community Bank System, Inc.	4,845	131
	Cousins Properties, Inc.	12,790	99
	CVB Financial Corp.	10,805	126
	DiamondRock Hospitality Co.	20,624	210

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Financials continued
	Dime Community Bancshares	3,471	46
	EastGroup Properties, Inc.	3,471	185
*	eHealth, Inc.	2,406	39
	Employers Holdings, Inc.	3,883	70
*	Encore Capital Group, Inc.	2,700	80
	Entertainment Properties Trust	5,751	236
	Extra Space Storage, Inc.	12,756	390
*	EZCORP, Inc. - Class A	5,447	128
	F.N.B. Corp.	17,140	186
*	Financial Engines, Inc.	4,893	105
*	First BanCorp.	2,532	10
*	First Cash Financial Services, Inc.	3,514	141
	First Commonwealth Financial Corp.	12,873	87
	First Financial Bancorp.	7,186	115
	First Financial Bankshares, Inc.	3,866	134
	First Midwest Bancorp, Inc.	9,200	101
*	Forestar Group, Inc.	4,257	55
	Franklin Street Properties Corp.	8,862	94
	Getty Realty Corp.	3,322	64
	Glacier Bancorp, Inc.	8,835	137
*	Hanmi Financial Corp.	3,865	40
	Healthcare Realty Trust, Inc.	9,575	228
	Home Bancshares, Inc.	2,727	83
	Horace Mann Educators Corp.	4,872	85
	Independent Bank Corp.	2,656	78
	Infinity Property & Casualty Corp.	1,451	84
	Inland Real Estate Corp.	9,518	80
	Interactive Brokers Group, Inc. - Class A	4,759	70
*	Investment Technology Group, Inc.	4,759	44
	Kilroy Realty Corp.	8,381	406
	Kite Realty Group Trust	7,859	39
	LaSalle Hotel Properties	10,518	306
	Lexington Realty Trust	16,637	141
	LTC Properties, Inc.	3,735	136
	Meadowbrook Insurance Group, Inc.	6,204	55
	Medical Properties Trust, Inc.	16,651	160
	Mid-America Apartment Communities, Inc.	5,028	343
*	National Financial Partners Corp.	4,987	67
	National Penn Bancshares, Inc.	15,158	145
*	The Navigators Group, Inc.	1,324	66
	NBT Bancorp, Inc.	4,082	88

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Financials continued
	Northwest Bancshares, Inc.	11,988	140
	Old National Bancorp	11,628	140
	Oritani Financial Corp.	5,583	80
	PacWest Bancorp	4,123	98
	Parkway Properties, Inc.	2,696	31
	Pennsylvania Real Estate Investment Trust	6,872	103
*	Pinnacle Financial Partners, Inc.	4,248	83
*	Piper Jaffray Cos., Inc.	1,928	45
*	Portfolio Recovery Associates, Inc.	2,101	192
	Post Properties, Inc.	6,596	323
	Presidential Life Corp.	2,617	26
	PrivateBancorp, Inc.	7,381	109
	ProAssurance Corp.	3,765	335
	Prospect Capital Corp.	15,119	172
	Provident Financial Services, Inc.	6,579	101
	PS Business Parks, Inc.	2,292	155
	RLI Corp.	2,058	140
	S&T Bancorp, Inc.	3,551	66
	Sabra Health Care REIT, Inc.	4,528	77
	Safety Insurance Group, Inc.	1,879	76
	Saul Centers, Inc.	1,461	63
	Selective Insurance Group, Inc.	6,731	117
	Simmons First National Corp. - Class A	2,102	49
	Sovran Self Storage, Inc.	3,562	178
	Sterling Bancorp	3,797	38
	Stewart Information Services Corp.	2,378	36
*	Stifel Financial Corp.	6,579	203
	Susquehanna Bancshares, Inc.	23,073	238
*	SWS Group, Inc.	3,635	19
	Tanger Factory Outlet Centers, Inc.	11,377	365
*	Texas Capital Bancshares, Inc.	4,657	188
	Tompkins Financial Corp.	1,110	42
	Tower Group, Inc.	4,844	101
	TrustCo Bank Corp. NY	11,505	63
	UMB Financial Corp.	3,983	204
	Umpqua Holdings Corp.	13,743	181
	United Bankshares, Inc.	5,557	144
*	United Community Banks, Inc.	2,335	20
	United Fire Group, Inc.	2,538	54
	Universal Health Realty Income Trust	1,556	65
	Urstadt Biddle Properties, Inc. - Class A	2,856	56
	ViewPoint Financial Group	3,999	63

The Accompanying Notes are an Integral Part of the Financial Statements.

46	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Financials continued
*	Virtus Investment Partners, Inc.	957	78
*	Wilshire Bancorp, Inc.	7,354	40
	Wintrust Financial Corp.	4,461	158
*	World Acceptance Corp.	1,715	113

	Total		12,276

	Health Care (10.1%)
*	Abaxis, Inc.	2,664	99
*	Affymetrix, Inc.	8,652	41
*	Air Methods Corp.	1,403	138
*	Akorn, Inc.	8,293	131
*	Align Technology, Inc.	8,587	287
*	Almost Family, Inc.	1,003	22
*	Amedisys, Inc.	3,700	46
*	AMN Healthcare Services, Inc.	5,014	30
*	AmSurg Corp.	3,886	116
	Analogic Corp.	1,506	93
*	ArQule, Inc.	7,640	45
*	Bio-Reference Laboratories, Inc.	3,037	80
*	Cambrex Corp.	3,638	34
	Cantel Medical Corp.	2,553	70
*	Centene Corp.	6,321	191
	Chemed Corp.	2,362	143
	Computer Programs and Systems, Inc.	1,359	78
	CONMED Corp.	3,475	96
*	CorVel Corp.	781	38
*	Cross Country Healthcare, Inc.	3,776	16
*	CryoLife, Inc.	3,372	18
*	Cubist Pharmaceuticals, Inc.	7,779	295
*	Cyberonics, Inc.	3,044	137
*	Emergent Biosolutions, Inc.	3,065	46
	Ensign Group, Inc.	2,045	58
*	Enzo Biochem, Inc.	4,087	7
*	Gentiva Health Services, Inc.	3,738	26
*	Greatbatch, Inc.	2,904	66
*	Haemonetics Corp.	3,112	231
*	Hanger Orthopedic Group, Inc.	4,173	107
*	Healthways, Inc.	4,103	33
*	Hi-Tech Pharmacal Co., Inc.	1,281	41
*	ICU Medical, Inc.	1,529	82
*	Integra LifeSciences Holdings	2,455	91
	Invacare Corp.	3,908	60
*	IPC The Hospitalist Co.	2,036	92
*	Kindred Healthcare, Inc.	6,497	64
	Landauer, Inc.	1,161	66
*	LHC Group, Inc.	1,956	33
*	Luminex Corp.	4,620	113
*	Magellan Health Services, Inc.	3,355	152

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Health Care continued
*	The Medicines Co.	6,771	155
*	Medidata Solutions, Inc.	2,758	90
	Meridian Bioscience, Inc.	5,067	104
*	Merit Medical Systems, Inc.	5,165	71
*	Molina Healthcare, Inc.	3,530	83
*	Momenta Pharmaceuticals, Inc.	5,442	74
*	MWI Veterinary Supply, Inc.	1,563	161
*	Natus Medical, Inc.	3,617	42
*	Neogen Corp.	2,893	134
*	NuVasive, Inc.	5,303	134
*	Omnicell, Inc.	4,125	60
*	Palomar Medical Technologies, Inc.	2,399	20
*	Par Pharmaceutical Cos., Inc.	4,514	163
*	PAREXEL International Corp.	7,356	208
*	PharMerica Corp.	3,623	40
*	PSS World Medical, Inc.	6,194	130
	Quality Systems, Inc.	4,879	134
*	Questcor Pharmaceuticals, Inc.	7,394	394
*	Salix Pharmaceuticals, Ltd.	7,131	388
*	Savient Pharmaceuticals, Inc.	8,733	5
*	Spectrum Pharmaceuticals, Inc.	6,433	100
*	SurModics, Inc.	1,788	31
*	Symmetry Medical, Inc.	4,502	39
*	ViroPharma, Inc.	8,565	203
	West Pharmaceutical Services, Inc.	4,161	210

	Total		6,785

	Industrials (13.2%)
	A.O. Smith Corp.	4,783	234
	AAON, Inc.	2,292	43
	AAR Corp.	4,948	67
	ABM Industries, Inc.	5,939	116
	Actuant Corp. - Class A	8,390	228
*	Aegion Corp.	4,822	86
*	Aerovironment, Inc.	2,283	60
	Albany International Corp. - Class A	3,465	65
*	Allegiant Travel Co.	1,862	130
	American Science and Engineering, Inc.	1,090	62
	Apogee Enterprises, Inc.	3,474	56
	Applied Industrial Technologies, Inc.	5,183	191
	Arkansas Best Corp.	3,127	39
*	Astec Industries, Inc.	2,462	76
	AZZ, Inc.	1,551	95
	Barnes Group, Inc.	5,730	139
	Belden, Inc.	5,590	186
	Brady Corp. - Class A	6,458	178

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Industrials continued
	Briggs & Stratton Corp.	5,975	105
	Cascade Corp.	1,062	50
	CDI Corp.	1,585	26
	Ceradyne, Inc.	2,982	77
	CIRCOR International, Inc.	2,137	73
	Comfort Systems USA, Inc.	4,596	46
*	Consolidated Graphics, Inc.	1,083	31
	Cubic Corp.	1,937	93
	Curtiss-Wright Corp.	5,762	179
*	Dolan Co.	3,755	25
*	Dycom Industries, Inc.	4,129	77
	EMCOR Group, Inc.	8,197	228
	Encore Wire Corp.	2,360	63
*	EnerSys	5,889	207
*	EnPro Industries, Inc.	2,528	94
	ESCO Technologies, Inc.	3,283	120
*	Exponent, Inc.	1,647	87
*	Federal Signal Corp.	7,638	45
	Forward Air Corp.	3,572	115
	Franklin Electric Co., Inc.	2,332	119
	G & K Services, Inc. - Class A	2,314	72
*	GenCorp, Inc.	7,333	48
*	The GEO Group, Inc.	7,546	171
*	Gibraltar Industries, Inc.	3,736	39
	Griffon Corp.	5,695	49
	Healthcare Services Group, Inc.	8,248	160
	Heartland Express, Inc.	7,009	100
	Heidrick & Struggles International, Inc.	2,209	39
*	Hub Group, Inc. - Class A	4,640	168
*	II-VI, Inc.	6,737	112
	Insperity, Inc.	2,780	75
	Interface, Inc.	7,129	97
	John Bean Technologies Corp.	3,553	48
	Kaman Corp.	3,241	100
	Kaydon Corp.	3,935	84
	Kelly Services, Inc. - Class A	3,491	45
	Knight Transportation, Inc.	7,241	116
	Lawson Products, Inc.	459	4
	Lindsay Corp.	1,561	101
*	Lydall, Inc.	2,098	28
*	Mobile Mini, Inc.	4,493	65
*	Moog, Inc. - Class A	5,558	230
	Mueller Industries, Inc.	4,698	200
	National Presto Industries, Inc.	592	41
*	Navigant Consulting, Inc.	6,368	81
*	NCI Building Systems, Inc.	2,499	27
*	Old Dominion Freight Line, Inc.	5,785	250
*	On Assignment, Inc.	5,294	85

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	47

Index 600 Stock Portfolio

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Industrials continued
*	Orbital Sciences Corp.	7,245	94
*	Orion Marine Group, Inc.	3,331	23
*	Powell Industries, Inc.	1,099	41
	Quanex Building Products Corp.	4,516	81
	Resources Connection, Inc.	5,220	64
	Robbins & Myers, Inc.	5,393	226
	Simpson Manufacturing Co., Inc.	4,984	147
	SkyWest, Inc.	6,257	41
	Standex International Corp.	1,551	66
*	Sykes Enterprises, Inc.	4,803	77
*	Teledyne Technologies, Inc.	4,514	278
	Tennant Co.	2,314	92
*	Tetra Tech, Inc.	7,790	203
	The Toro Co.	3,676	269
*	TrueBlue, Inc.	4,962	77
	UniFirst Corp.	1,886	120
	United Stationers, Inc.	4,996	135
	Universal Forest Products, Inc.	2,422	94
	Viad Corp.	2,488	50
	Vicor Corp.	2,414	17
	Watts Water Technologies, Inc. - Class A	3,608	120

	Total		8,861

	Information Technology (16.5%)
*	3D Systems Corp.	4,081	139
*	Advanced Energy Industries, Inc.	4,880	66
*	Agilysys, Inc.	1,785	15
	Anixter International, Inc.	3,428	182
*	Arris Group, Inc.	13,884	193
*	ATMI, Inc.	3,921	81
*	Avid Technology, Inc.	3,615	27
	Badger Meter, Inc.	1,782	67
	Bel Fuse, Inc. - Class B	1,247	22
*	Benchmark Electronics, Inc.	7,081	99
	Black Box Corp.	2,151	62
	Blackbaud, Inc.	5,544	142
*	Blucora, Inc.	4,917	61
*	Bottomline Technologies, Inc.	4,513	81
*	Brightpoint, Inc.	8,487	46
	Brooks Automation, Inc.	8,145	77
	Cabot Microelectronics Corp.	2,894	85
*	CACI International, Inc. - Class A	3,271	180
*	Cardtronics, Inc.	5,419	164
*	CEVA, Inc.	2,850	50
*	Checkpoint Systems, Inc.	4,965	43
*	CIBER, Inc.	8,948	39
*	Cirrus Logic, Inc.	7,919	237

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Information Technology continued
	Cognex Corp.	5,261	167
	Cohu, Inc.	2,992	30
*	CommVault Systems, Inc.	5,486	272
*	comScore, Inc.	4,340	71
	Comtech Telecommunications Corp.	2,206	63
*	CSG Systems International, Inc.	4,173	72
	CTS Corp.	4,183	39
*	Cymer, Inc.	3,800	224
	Daktronics, Inc.	4,528	31
*	DealerTrack Holdings, Inc.	5,213	157
*	Digi International, Inc.	3,163	32
*	Digital River, Inc.	4,533	75
*	Diodes, Inc.	4,528	85
*	DSP Group, Inc.	2,686	17
*	DTS, Inc.	2,027	53
	Ebix, Inc.	3,852	77
	Electro Scientific Industries, Inc.	2,989	35
*	Entropic Communications, Inc.	10,807	61
	EPIQ Systems, Inc.	3,939	48
*	Exar Corp.	5,557	45
*	Exlservice Holdings, Inc.	2,007	49
*	FARO Technologies, Inc.	2,078	87
*	FEI Co.	4,660	223
	Forrester Research, Inc.	1,805	61
*(n)	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	14,535	77
*	Harmonic, Inc.	14,441	62
	Heartland Payment Systems, Inc.	4,761	143
*	Higher One Holdings, Inc.	3,700	45
*	Hittite Microwave Corp.	3,445	176
*	iGATE Corp.	3,723	63
*	Insight Enterprises, Inc.	5,454	92
*	Interactive Intelligence Group	1,792	51
*	Intermec, Inc.	6,336	39
*	Intevac, Inc.	2,857	22
	j2 Global, Inc.	5,682	150
*	JDA Software Group, Inc.	5,226	155
*	Kopin Corp.	8,208	28
*	Kulicke and Soffa Industries, Inc.	9,094	81
*	Liquidity Services, Inc.	2,913	149
	Littelfuse, Inc.	2,661	151
*	LivePerson, Inc.	6,015	115
*	LogMeIn, Inc.	2,632	80
*	Manhattan Associates, Inc.	2,495	114

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Information Technology continued
	MAXIMUS, Inc.	4,169	216
*	Measurement Specialties, Inc.	1,853	60
*	Mercury Computer Systems, Inc.	3,802	49
	Methode Electronics, Inc.	4,547	39
	Micrel, Inc.	6,001	57
*	Microsemi Corp.	10,913	202
*	MicroStrategy, Inc. - Class A	999	130
	MKS Instruments, Inc.	6,453	187
*	Monolithic Power Systems	3,735	74
*	Monotype Imaging Holdings, Inc.	4,491	75
	MTS Systems Corp.	1,975	76
*	Nanometrics, Inc.	2,135	33
*	NCI, Inc. - Class A	968	4
*	NETGEAR, Inc.	4,665	161
*	NetScout Systems, Inc.	4,264	92
*	Newport Corp.	4,693	56
*	Novatel Wireless, Inc.	3,980	10
*	OpenTable, Inc.	2,772	125
*	Oplink Communications, Inc.	2,338	32
	OPNET Technologies, Inc.	1,829	49
*	OSI Systems, Inc.	2,439	155
	Park Electrochemical Corp.	2,554	66
	PC-Tel, Inc.	2,268	15
*	Perficient, Inc.	3,923	44
*	Pericom Semiconductor Corp.	2,901	26
*	Plexus Corp.	4,296	121
	Power Integrations, Inc.	3,486	130
*	Progress Software Corp.	7,719	161
	Pulse Electronics Corp.	5,172	10
*	QuinStreet, Inc.	3,136	29
*	RadiSys Corp.	2,825	18
*	Rofin-Sinar Technologies, Inc.	3,506	66
*	Rogers Corp.	1,998	79
*	Rubicon Technology, Inc.	2,131	22
*	Rudolph Technologies, Inc.	3,947	34
*	ScanSource, Inc.	3,387	104
*	Sigma Designs, Inc.	4,041	26
*	Sourcefire, Inc.	3,615	186
*	Stamps.com, Inc.	1,699	42
*	Standard Microsystems Corp.	2,731	101
*	STR Holdings, Inc.	5,112	23
*	Stratasys, Inc.	2,615	130
*	Super Micro Computer, Inc.	3,465	55
*	Supertex, Inc.	1,481	28
*	Symmetricom, Inc.	5,093	31
*	Synaptics, Inc.	4,137	118

The Accompanying Notes are an Integral Part of the Financial Statements.

48	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Information Technology continued
*	Synchronoss Technologies, Inc.	3,356	62
*	SYNNEX Corp.	3,197	110
*	Take-Two Interactive Software, Inc.	11,039	104
*	TeleTech Holdings, Inc.	3,066	49
	Tessera Technologies, Inc.	6,374	98
*	TriQuint Semiconductor, Inc.	20,699	114
*	TTM Technologies, Inc.	6,338	60
*	Tyler Technologies, Inc.	3,032	122
*	Ultratech, Inc.	3,219	101
	United Online, Inc.	11,128	47
*	VASCO Data Security International, Inc.	3,572	29
*	Veeco Instruments, Inc.	4,773	164
*	ViaSat, Inc.	5,297	200
*	Virtusa Corp.	2,299	31
*	Volterra Semiconductor Corp.	3,115	73
*	Websense, Inc.	4,570	86
*	XO Group, Inc.	3,217	29

	Total		11,051

	Materials (5.0%)
	A. Schulman, Inc.	3,625	72
*	A.M. Castle & Co.	2,039	22
	AK Steel Holding Corp.	13,580	80
	AMCOL International Corp.	3,094	88
	American Vanguard Corp.	2,872	76
	Balchem Corp.	3,594	117
	Buckeye Technologies, Inc.	4,840	138
*	Calgon Carbon Corp.	6,992	99
*	Century Aluminum Co.	6,627	49
*	Clearwater Paper Corp.	2,872	98
	Deltic Timber Corp.	1,337	81
	Eagle Materials, Inc.	5,562	208
	Globe Specialty Metals, Inc.	7,651	103
	H.B. Fuller Co.	6,128	188
	Hawkins, Inc.	1,106	42
	Haynes International, Inc.	1,509	77
*	Headwaters, Inc.	7,503	39
	Innophos Holdings, Inc.	2,677	151
	Kaiser Aluminum Corp.	1,943	101
*	KapStone Paper & Packaging Corp.	4,806	76
	Koppers Holdings, Inc.	2,549	87
*	Kraton Performance Polymers, Inc.	3,960	87
*	LSB Industries, Inc.	2,277	70
	Materion Corp.	2,508	58
	Myers Industries, Inc.	4,116	71
	Neenah Paper, Inc.	1,944	52
	Olympic Steel, Inc.	1,126	18
*	OM Group, Inc.	3,979	76
	PolyOne Corp.	11,004	150
	Quaker Chemical Corp.	1,591	73

	Common Stocks (89.0%)	Shares	Value $ (000’s)

	Materials continued
*	RTI International Metals, Inc.	3,723	84
	Schweitzer-Mauduit International, Inc.	1,917	131
	Stepan Co.	1,029	97
*	SunCoke Energy, Inc.	8,599	126
	Texas Industries, Inc.	3,436	134
	Tredegar Corp.	2,880	42
	Wausau Paper Corp.	6,056	59
	Zep, Inc.	2,725	37

	Total		3,357

	Telecommunication Services (0.5%)
	Atlantic Tele-Network, Inc.	1,143	38
*	Cbeyond, Inc.	3,736	25
*	Cincinnati Bell, Inc.	24,221	90
*	General Communication, Inc. - Class A	4,039	34
	Lumos Networks Corp.	1,866	18
*	Neutral Tandem, Inc.	3,903	51
	NTELOS Holdings Corp.	1,848	35
	USA Mobility, Inc.	2,720	35

	Total		326

	Utilities (3.8%)
	ALLETE, Inc.	4,123	172
	American States Water Co.	2,316	92
	Avista Corp.	7,207	192
	CH Energy Group, Inc.	1,832	120
	El Paso Electric Co.	4,917	163
	The Laclede Group, Inc.	2,762	110
	New Jersey Resources Corp.	5,104	223
	Northwest Natural Gas Co.	3,292	157
	NorthWestern Corp.	4,464	164
	Piedmont Natural Gas Co., Inc.	8,885	286
	South Jersey Industries, Inc.	3,734	190
	Southwest Gas Corp.	5,664	247
	UIL Holdings Corp.	6,208	223
	UNS Energy Corp.	4,945	190

	Total		2,529

	Total Common Stocks
	(Cost: $55,756)		59,675

	Investment Companies (2.0%)

	Investment Companies (2.0%)
	iShares S&P SmallCap 600 Index Fund	18,703	1,370

	Total Investment Companies
	(Cost: $1,331)		1,370

	Short-Term Investments (8.2%)	$ Par	Value $ (000’s)

	Electric Utilities (2.7%)
	Public Service Electric & Gas Co., 0.25%, 7/2/12	1,000,000	1,000
	Xcel Energy, Inc., 0.25%, 7/2/12	800,000	800

	Total		1,800

	Federal Government & Agencies (1.2%)
	Federal Home Loan Bank, 0.06%, 7/27/12	800,000	800

	Total		800

	Finance Services (1.2%)
(k)	Alpine Securitization Corp., 0.22%, 7/24/12	800,000	800

	Total		800

	Personal Credit Institutions (1.2%)
	Chariot Funding LLC, 0.17%, 7/26/12	800,000	800

	Total		800

	Restaurants (1.9%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	1,300,000	1,300

	Total		1,300

	Total Short-Term Investments
	(Cost: $5,500)		5,500

	Total Investments (99.2%)
	(Cost: $62,587)(a)		66,545

	Other Assets, Less
	Liabilities (0.8%)		539

	Net Assets (100.0%)		67,084

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	49

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $62,587 and the net unrealized appreciation of investments based on that cost was $3,958 which is comprised of $9,293 aggregate gross unrealized appreciation and $5,335 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
S&P Smallcap 600 Index Index	JPMorgan Chase London	1-Month Usd Libor - 12 Bps	S&P Smallcap 600	5/13	5,946	$-

						$-

(k)	Security with an aggregate value of $800 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2012.

(n)	Security valued in good faith by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$59,675	$-	$-
Investment Companies	1,370	-	-
Short-Term Investments	-	5,500	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$61,045	$5,500	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

50	Index 600 Stock Portfolio

Small Cap Value Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,054.51	$ 4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$ 4.37

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Portfolio	51

Small Cap Value Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (96.7%)	Shares	Value $ (000’s)

	Consumer Discretionary (12.2%)
	Aaron’s, Inc.	307,600	8,708
*	Ascent Media Corp. - Class A	44,000	2,277
	Brunswick Corp.	55,900	1,242
	CSS Industries, Inc.	78,500	1,613
	Culp, Inc.	86,600	888
*	Drew Industries, Inc.	124,100	3,456
	Ethan Allen Interiors, Inc.	48,800	973
	Fred’s, Inc. - Class A	118,800	1,816
	Haverty Furniture Cos., Inc.	142,600	1,593
*	M/I Homes, Inc.	69,100	1,197
*	MarineMax, Inc.	128,000	1,217
	Matthews International Corp. - Class A	101,400	3,295
	The Men’s Wearhouse, Inc.	99,000	2,786
*	Meritage Homes Corp.	112,500	3,818
*	Orient-Express Hotels, Ltd. - Class A	247,300	2,070
	Pool Corp.	101,625	4,112
*	Saga Communications, Inc. - Class A	43,600	1,618
*	Stanley Furniture Co., Inc.	91,000	363
*	Stein Mart, Inc.	227,000	1,805
*	Winnebago Industries, Inc.	155,000	1,579

	Total		46,426

	Consumer Staples (0.6%)
*	Alliance One International, Inc.	280,400	970
	Nash Finch Co.	69,000	1,482

	Total		2,452

	Energy (4.4%)
*	Atwood Oceanics, Inc.	43,500	1,646
*	C&J Energy Services, Inc.	11,604	215
	CARBO Ceramics, Inc.	27,900	2,141
*	Cloud Peak Energy, Inc.	100,000	1,691
*	Hercules Offshore, Inc.	150,000	531
*	Lone Pine Resources, Inc.	79,840	219
*	Northern Oil and Gas, Inc.	145,000	2,311
*	Oasis Petroleum, Inc.	138,000	3,337
	Overseas Shipholding Group, Inc.	66,300	737
*	Swift Energy Co.	67,323	1,253
	Teekay Tankers, Ltd. - Class A	193,200	881
*	TETRA Technologies, Inc.	200,000	1,426
*	Union Drilling, Inc.	67,000	300

	Total		16,688

	Financials (23.4%)
	Acadia Realty Trust	73,800	1,711
	Alterra Capital Holdings, Ltd.	115,600	2,699
	Ares Capital Corp.	286,000	4,565
	Assured Guaranty, Ltd.	105,094	1,482

	Common Stocks (96.7%)	Shares	Value $ (000’s)

	Financials continued
	CBL & Associates Properties, Inc.	273,800	5,350
	Cedar Realty Trust, Inc.	213,000	1,076
	Columbia Banking System, Inc.	69,000	1,299
	Compass Diversified Holdings	138,000	1,927
	East West Bancorp, Inc.	192,300	4,511
	Employers Holdings, Inc.	63,900	1,153
	First Potomac Realty Trust	161,000	1,895
	Glacier Bancorp, Inc.	181,700	2,815
	Hatteras Financial Corp.	63,100	1,805
	Hercules Technology Growth Capital, Inc.	202,800	2,300
	Home Bancshares, Inc.	117,700	3,599
	JMP Group, Inc.	90,800	561
	Kilroy Realty Corp.	107,600	5,209
	Kohlberg Capital Corp.	167,000	1,212
	LaSalle Hotel Properties	131,000	3,817
*	Markel Corp.	5,800	2,562
	Meadowbrook Insurance Group, Inc.	76,500	672
	National Interstate Corp.	114,500	3,045
*	Piper Jaffray Cos., Inc.	36,000	843
	Potlatch Corp.	78,800	2,517
	ProAssurance Corp.	101,800	9,069
	Radian Group, Inc.	149,500	492
	Redwood Trust, Inc.	137,500	1,716
*	Safeguard Scientifics, Inc.	78,000	1,207
	Saul Centers, Inc.	32,827	1,407
*	Signature Bank	48,600	2,963
*	Stifel Financial Corp.	81,000	2,503
*	SVB Financial Group	95,000	5,578
	Washington Real Estate Investment Trust	70,300	2,000
	Wintrust Financial Corp.	97,600	3,465

	Total		89,025

	Health Care (5.3%)
	Analogic Corp.	32,300	2,002
	Landauer, Inc.	31,800	1,823
*	Momenta Pharmaceuticals, Inc.	78,100	1,056
	National Healthcare Corp.	57,500	2,601
	Owens & Minor, Inc.	190,000	5,820
*	Quidel Corp.	97,000	1,521
*	Triple-S Management Corp. - Class B	86,100	1,574
	West Pharmaceutical Services, Inc.	75,200	3,797

	Total		20,194

	Industrials (24.7%)
*	Aegion Corp.	142,000	2,540
*	Alaska Air Group, Inc.	136,200	4,890
*	Astec Industries, Inc.	44,100	1,353

	Common Stocks (96.7%)	Shares	Value $ (000’s)

	Industrials continued
*	Beacon Roofing Supply, Inc.	261,100	6,585
	Belden, Inc.	92,400	3,082
	Cascade Corp.	40,300	1,896
	CIRCOR International, Inc.	58,800	2,004
	Comfort Systems USA, Inc.	122,000	1,222
*	Dolan Co.	147,000	989
	Franklin Electric Co., Inc.	25,500	1,304
*	FTI Consulting, Inc.	36,800	1,058
	G & K Services, Inc. - Class A	84,300	2,629
*	Genesee & Wyoming, Inc. - Class A	114,600	6,055
*	Gibraltar Industries, Inc.	155,000	1,609
	IDEX Corp.	94,200	3,672
	Kaman Corp.	72,400	2,240
*	Kirby Corp.	113,100	5,325
*	Kratos Defense & Security Solutions, Inc.	200,500	1,171
	Landstar System, Inc.	163,300	8,446
	McGrath Rentcorp	158,000	4,187
	Mine Safety Appliances Co.	59,200	2,382
*	Navigant Consulting, Inc.	165,500	2,092
	Nordson Corp.	122,300	6,273
*	On Assignment, Inc.	137,200	2,190
*	Proto Labs, Inc.	23,500	676
	Quanex Building Products Corp.	94,000	1,681
	Robbins & Myers, Inc.	96,000	4,015
	Universal Forest Products, Inc.	67,000	2,612
	UTI Worldwide, Inc.	154,620	2,259
	Waste Connections, Inc.	121,000	3,620
	Woodward, Inc.	105,100	4,145

	Total		94,202

	Information Technology (9.8%)
*	Accelrys, Inc.	102,300	828
*	Advanced Energy Industries, Inc.	148,000	1,986
*	ATMI, Inc.	67,000	1,378
	Brooks Automation, Inc.	138,000	1,303
	Cabot Microelectronics Corp.	35,500	1,037
	Cognex Corp.	35,300	1,117
*	Cymer, Inc.	60,800	3,584
	Electro Rent Corp.	186,400	3,025
	Electro Scientific Industries, Inc.	100,800	1,192
*	Ixia	197,000	2,368
	Littelfuse, Inc.	65,900	3,749
	Methode Electronics, Inc. - Class A	73,200	623
*	Newport Corp.	113,000	1,358
*	Progress Software Corp.	156,500	3,266
*	Sonus Networks, Inc.	474,500	1,020

The Accompanying Notes are an Integral Part of the Financial Statements.

52	Small Cap Value Portfolio

Small Cap Value Portfolio

	Common Stocks (96.7%)	Shares	Value $ (000’s)

	Information Technology continued
*	SYNNEX Corp.	87,600	3,021
*	Teradyne, Inc.	176,000	2,475
*	TNS, Inc.	60,000	1,076
*	Websense, Inc.	109,000	2,042
	Xyratex, Ltd.	91,100	1,030

	Total		37,478

	Materials (11.2%)
	AMCOL International Corp.	73,300	2,075
	American Vanguard Corp.	120,600	3,207
	AptarGroup, Inc.	109,200	5,575
	Carpenter Technology Corp.	77,300	3,698
*	Clearwater Paper Corp.	82,400	2,811
	Deltic Timber Corp.	54,600	3,329
	Franco-Nevada Corp.	74,100	3,349
*	Innospec, Inc.	144,400	4,276
	Minerals Technologies, Inc.	31,500	2,009
	Myers Industries, Inc.	180,800	3,103
*	North American Palladium, Ltd.	645,000	1,309
	Royal Gold, Inc.	50,286	3,942
	Schnitzer Steel Industries, Inc.	50,000	1,401
	Texas Industries, Inc.	23,700	925
	Wausau Paper Corp.	178,000	1,732

	Total		42,741

	Common Stocks (96.7%)	Shares	Value $ (000’s)

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	207,000	1,737

	Total		1,737

	Utilities (4.6%)
	Black Hills Corp.	50,467	1,623
	Cleco Corp.	107,500	4,497
	El Paso Electric Co.	97,400	3,230
	NorthWestern Corp.	64,900	2,382
	PNM Resources, Inc.	79,300	1,549
	Southwest Gas Corp.	74,100	3,234
	Vectren Corp.	31,800	939

	Total		17,454

	Total Common Stocks
	(Cost: $290,484)		368,397

	Preferred Stocks (0.6%)

	Financials (0.6%)
	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	2,168

	Total Preferred Stocks
	(Cost: $1,348)		2,168

Investment Companies (0.7%)	Shares	Value $ (000’s)

Investment Companies (0.7%)
iShares Russell 2000 Value Index Fund	39,100	2,752

Total Investment Companies
(Cost: $2,238)		2,752

Short-Term Investments (2.0%)

Other Holdings (2.0%)
T. Rowe Price Reserve Investment Fund	7,625,503	7,626

Total Short-Term Investments
(Cost: $7,626)		7,626

Total Investments (100.0%)
(Cost: $301,696)(a)		380,943

Other Assets, Less Liabilities (0.0%)		(81)

Net Assets (100.0%)		380,862

*	Non-Income Producing

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $301,696 and the net unrealized appreciation of investments based on that cost was $79,247 which is comprised of $106,914 aggregate gross unrealized appreciation and $27,667 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$368,397	$-	$-
Preferred Stocks	-	2,168	-
Investment Companies	2,752	-	-
Short-Term Investments	7,626	-	-
Total	$378,775	$2,168	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio	53

International Growth Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographical region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest in derivative instruments to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 1,027.94	$ 3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$ 3.92

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

54	International Growth Portfolio

International Growth Portfolio

Schedule of Investments

June 30,2012 (unaudited)

	Foreign Common Stocks (95.0%)	Country	Shares	Value $ (000’s)

	Consumer Discretionary (13.8%)
	Compagnie Financiere Richemont SA	Switzerland	105,121	5,769
*	Ctrip.com International, Ltd., ADR	China	212,155	3,556
	Fast Retailing Co., Ltd.	Japan	14,600	2,931
	Isuzu Motors, Ltd.	Japan	1,755,000	9,383
*	Kabel Deutschland Holding AG	Germany	57,794	3,597
	Li & Fung, Ltd.	Hong Kong	2,845,220	5,513
	Prada S.p.A	Italy	623,000	4,267
	WPP PLC	Ireland	334,145	4,061

	Total			39,077

	Consumer Staples (13.2%)
	Beiersdorf AG	Germany	51,237	3,324
	Danone SA	France	90,443	5,615
	Imperial Tobacco Group PLC	United Kingdom	101,957	3,923
	ITC, Ltd.	India	632,213	2,956
	Japan Tobacco, Inc.	Japan	230,600	6,833
	Reckitt Benckiser Group PLC	United Kingdom	140,063	7,387
	SABMiller PLC	United Kingdom	108,864	4,373
	Unilever NV	Netherlands	88,160	2,951

	Total			37,362

	Energy (11.5%)
	AMEC PLC	United Kingdom	429,131	6,773
	BG Group PLC	United Kingdom	241,377	4,940
	Canadian Natural Resources, Ltd.	Canada	134,159	3,599
	Encana Corp.	Canada	167,980	3,498
*	OGX Petroleo e Gas Participacoes SA	Brazil	657,100	1,799
	Petrofac, Ltd.	United Kingdom	159,146	3,479
	Reliance Industries, Ltd.	India	317,141	4,204
	Tullow Oil PLC	United Kingdom	182,099	4,204

	Total			32,496

	Financials (16.0%)
	AIA Group, Ltd.	Hong Kong	1,920,000	6,620
	Banco Bilbao Vizcaya Argentaria SA	Spain	140,225	1,011
	Banco do Brasil SA	Brazil	590,200	5,739
	BNP Paribas SA	France	12,344	477
	China Merchants Bank Co., Ltd.	China	1,157,000	2,191
	DBS Group Holdings, Ltd.	Singapore	184,000	2,031
	Hang Lung Properties, Ltd.	Hong Kong	1,061,411	3,613
	HSBC Holdings PLC	United Kingdom	329,643	2,907
*	ING Groep NV	Netherlands	126,924	856
*	Lloyds Banking Group PLC	United Kingdom	1,545,234	760
	Mitsubishi Estate Co., Ltd.	Japan	427,000	7,660
	Prudential PLC	United Kingdom	591,754	6,856
*	Societe Generale SA	France	12,600	297
	Standard Chartered PLC	United Kingdom	186,439	4,065

	Total			45,083

	Foreign Common Stocks (95.0%)	Country	Shares	Value $ (000’s)

	Health Care (6.2%)
	Elekta AB	Sweden	69,370	3,163
	Novartis AG	Switzerland	106,075	5,917
	Novo Nordisk A/S	Denmark	20,120	2,911
	Shire PLC	Ireland	188,819	5,427

	Total			17,418

	Industrials (14.9%)
	A.P. Moller - Maersk A/S	Denmark	594	3,909
	Canadian National Railway Co.	Canada	38,849	3,285
	Fanuc Corp.	Japan	57,100	9,381
	Koninklijke Vopak NV	Netherlands	47,298	3,033
	Kuehne + Nagel International AG	Switzerland	68,248	7,224
	Nabtesco Corp.	Japan	285,900	6,357
	Vallourec SA	France	56,951	2,337
	The Weir Group PLC	United Kingdom	275,573	6,647

	Total			42,173

	Information Technology (13.5%)
	ARM Holdings PLC	United Kingdom	594,587	4,735
	ASML Holding NV	Netherlands	113,592	5,788
	Hexagon AB	Sweden	210,040	3,622
	Keyence Corp.	Japan	41,600	10,289
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,732,000	7,478
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	407,473	3,718
*	Youku.com, Inc., ADR	China	112,699	2,443

	Total			38,073

	Materials (5.9%)
	Fortescue Metals Group, Ltd.	Australia	577,017	2,949
	LyondellBasell Industries NV - Class A	Netherlands	91,020	3,665
	Potash Corp. of Saskatchewan, Inc.	Canada	72,421	3,166
	Rio Tinto PLC	United Kingdom	82,353	3,933
	ThyssenKrupp AG	Germany	190,758	3,108

	Total			16,821

	Total Foreign Common Stocks (Cost: $269,999)			268,503

	Total Investments (95.0%) (Cost: $269,999)(a)			268,503

	Other Assets, Less Liabilities (5.0%)			14,099

	Net Assets (100.0%)			282,602

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio	55

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $269,999 and the net unrealized depreciation of investments based on that cost was $1,496 which is comprised of $20,947 aggregate gross unrealized appreciation and $22,443 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	23.0%
Japan	18.7%
Switzerland	6.7%
Netherlands	5.8%
Hong Kong	5.6%
Other	35.2%
Total	95.0%

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000's)	Settlement Month	Unrealized Appreciation (000's)	Unrealized (Depreciation) (000's)	Net Unrealized Appreciation/ (Depreciation) (000's)
Buy	Royal Bank of Canada	JPY	100,000	7/12	$-	$(8)	$(8)
Sell	Royal Bank of Canada	JPY	600,000	7/12	-	(41)	(41)
Sell	JP Morgan Chase Bank, N.A.	JPY	550,000	8/12	-	(25)	(25)

					$-	$(74)	$(74)

JPY — Japanese Yen

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $237,753 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$3,556	$35,521	$-
Energy	8,896	23,600	-
Financials	5,739	39,344	-
Industrials	3,285	38,888	-
Information Technology	2,443	35,630	-
Materials	6,831	9,990	-
All Others	-	54,780	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(74)	-
Total	$30,750	$237,679	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

56	International Growth Portfolio

Research International Core Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest in derivative instruments to increase or decrease exposure to a particular market, segment of the market or security. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,034.67	$ 5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$ 5.77

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Research International Core Portfolio	57

Research International Core Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

Foreign Common Stocks (97.6%)	Country	Shares	Value $ (000’s)

Consumer Discretionary (10.8%)
Bayerische Motoren Werke AG	Germany	32,414	2,349
Compass Group PLC	United Kingdom	87,200	915
DENSO Corp.	Japan	57,800	1,968
GKN PLC	United Kingdom	338,341	963
Honda Motor Co., Ltd.	Japan	78,000	2,717
Inditex SA	Spain	19,207	1,986
Li & Fung, Ltd.	Hong Kong	852,000	1,651
LVMH Moet Hennessy Louis Vuitton SA	France	12,719	1,939
Nippon Television Network Corp.	Japan	10,380	1,578
Pearson PLC	United Kingdom	77,880	1,547
Publicis Groupe SA	France	37,915	1,734
Sands China, Ltd.	Macau	533,200	1,708
Whitbread PLC	United Kingdom	44,758	1,428

Total			22,483

Consumer Staples (10.5%)
Danone SA	France	64,207	3,986
Heineken NV	Netherlands	66,566	3,477
Japan Tobacco, Inc.	Japan	113,400	3,360
Lawson, Inc.	Japan	32,500	2,274
M Dias Branco SA	Brazil	14,000	411
Nestle SA	Switzerland	98,984	5,905
Reckitt Benckiser Group PLC	United Kingdom	44,694	2,357

Total			21,770

Energy (8.7%)
AMEC PLC	United Kingdom	47,430	749
BG Group PLC	United Kingdom	84,967	1,739
BP PLC	United Kingdom	562,440	3,768
Cairn Energy PLC	United Kingdom	99,997	415
Cenovus Energy, Inc.	Canada	21,940	698
CNOOC, Ltd.	Hong Kong	416,000	839
INPEX Corp.	Japan	337	1,889
Reliance Industries, Ltd.	India	77,218	1,024
Royal Dutch Shell PLC – Class A	Netherlands	190,289	6,410
Technip SA	France	4,520	472

Total			18,003

Financials (21.7%)
Aeon Credit Service Co., Ltd.	Japan	60,600	1,124
AIA Group, Ltd.	Hong Kong	656,400	2,263
Banco Santander SA	Spain	189,855	1,268
Barclays PLC	United Kingdom	1,030,129	2,637
BNP Paribas SA	France	57,751	2,229
BOC Hong Kong Holdings, Ltd.	Hong Kong	468,500	1,442
China Construction Bank Corp. - Class H	China	1,240,980	856
DBS Group Holdings, Ltd.	Singapore	152,000	1,678
GSW Immobilien AG	Germany	23,470	802
Hang Lung Properties, Ltd.	Hong Kong	426,000	1,450
HDFC Bank, Ltd., ADR	India	25,500	831

	Foreign Common Stocks (97.6%)	Country	Shares	Value $ (000’s)

	Financials continued
	Hiscox, Ltd.	Bermuda	139,298	933
	HSBC Holdings PLC	United Kingdom	211,869	1,868
	ICICI Bank, Ltd.	India	40,681	654
*	ING Groep NV	Netherlands	317,472	2,142
	Itau Unibanco Holding SA, ADR	Brazil	111,500	1,552
	Julius Baer Group, Ltd.	Switzerland	36,115	1,308
	Komercni Banka AS	Czech Republic	7,177	1,247
	Mitsubishi UFJ Financial Group, Inc.	Japan	304,700	1,458
	PT Bank Mandiri Tbk	Indonesia	893,500	692
	PT Bank Rakyat Indonesia Tbk	Indonesia	901,500	617
	Siam Commercial Bank PCL	Thailand	167,800	777
	Sony Financial Holdings, Inc.	Japan	61,100	999
	Standard Chartered PLC	United Kingdom	168,560	3,675
	Sumitomo Mitsui Financial Group, Inc.	Japan	129,300	4,266
	Swiss Re AG	Switzerland	43,747	2,748
	Westpac Banking Corp.	Australia	170,920	3,718

	Total			45,234

	Health Care (10.3%)
	Bayer AG	Germany	71,533	5,158
	Diagnosticos da America SA	Brazil	145,400	956
	Miraca Holdings, Inc.	Japan	47,500	1,975
	Novartis AG	Switzerland	76,280	4,255
	Roche Holding AG	Switzerland	29,080	5,020
	Santen Pharmaceutical Co., Ltd.	Japan	70,600	2,896
	Sonova Holding AG	Switzerland	11,431	1,103

	Total			21,363

	Industrials (11.7%)
	East Japan Railway Co.	Japan	20,800	1,306
	Glory, Ltd.	Japan	74,500	1,549
	Hutchison Whampoa, Ltd.	Hong Kong	121,000	1,047
	JGC Corp.	Japan	98,000	2,836
	Joy Global, Inc.	United States	22,000	1,248
	Keppel Corp., Ltd.	Singapore	154,400	1,265
	Legrand SA	France	18,998	646
	Mitsubishi Corp.	Japan	79,400	1,603
	Rolls-Royce Holdings PLC	United Kingdom	180,385	2,434
	Rolls-Royce Holdings PLC - Class C	United Kingdom	8,674,192	14
	Schindler Holding AG	Switzerland	20,103	2,248
	Schneider Electric SA	France	39,064	2,177
	Siemens AG	Germany	35,260	2,964
	Sinotruk Hong Kong, Ltd.	China	695,500	418
	Yamato Holdings Co., Ltd.	Japan	163,500	2,632

	Total			24,387

	Information Technology (6.4%)
	Amadeus IT Holding SA- Class A	Spain	45,487	963
	ASML Holding NV	Netherlands	19,119	974
	Canon, Inc.	Japan	63,100	2,527

The Accompanying Notes are an Integral Part of the Financial Statements.

58	Research International Core Portfolio

Research International Core Portfolio

	Foreign Common Stocks (97.6%)	Country	Shares	Value $ (000’s)

	Information Technology continued
*	Cognizant Technology Solutions Corp. - Class A	United States	16,500	990
	Dassault Systemes SA	France	13,372	1,256
	Nomura Research Institute, Ltd.	Japan	49,000	1,080
	Samsung Electronics Co., Ltd.	South Korea	472	500
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	658,189	1,802
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	236,509	2,158
	Yahoo! Japan Corp.	Japan	3,163	1,024

	Total			13,274

	Materials (8.3%)
	Akzo Nobel NV	Netherlands	60,308	2,837
	Chugoku Marine Paints, Ltd.	Japan	81,000	392
	Iluka Resources, Ltd.	Australia	179,147	2,099
	Linde AG	Germany	22,525	3,508
	Newcrest Mining, Ltd.	Australia	39,257	914
	Nippon Paint Co., Ltd.	Japan	88,000	717
	Nufarm, Ltd.	Australia	227,270	1,183
	Rio Tinto PLC	United Kingdom	89,120	4,256
	Sumitomo Metal Industries, Ltd.	Japan	266,000	438
	Symrise AG	Germany	27,655	840

	Total			17,184

	Telecommunication Services (5.7%)
	China Unicom Hong Kong, Ltd.	Hong Kong	978,000	1,226
	KDDI Corp.	Japan	508	3,277
	Telecom Italia S.p.A.	Italy	476,482	470
	Telecom Italia S.p.A. - Rights	Italy	1,335,759	1,074
	Tim Participacoes SA, ADR	Brazil	34,561	949
	Vodafone Group PLC	United Kingdom	1,700,053	4,776

	Total			11,772

	Utilities (3.5%)
	CEZ AS	Czech Republic	41,947	1,449
	China Resources Gas Group, Ltd.	Hong Kong	116,000	200
	EDP - Energias do Brasil SA	Brazil	99,700	640
	GDF Suez	France	54,358	1,297
	Suez Environnement Co.	France	59,760	643
	Tokyo Gas Co., Ltd.	Japan	406,000	2,073
	Tractebel Energia SA	Brazil	58,470	1,082

	Total			7,384

	Total Foreign Common Stocks
	(Cost: $199,115)			202,854

Short-Term Investments (1.8%)	Country	$ Par	Value $ (000’s)

Commercial Banks Non-US (1.8%)
Barclays US Funding LLC, 0.02%, 7/2/12	United States	3,778,000	3,778

Total Short-Term Investments
(Cost: $3,778)			3,778

Total Investments (99.4%)
(Cost: $202,893)(a)			206,632

Other Assets, Less
Liabilities (0.6%)			1,269

Net Assets (100.0%)			207,901

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio	59

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $202,893 and the net unrealized appreciation of investments based on that cost was $3,739 which is comprised of $8,963 aggregate gross unrealized appreciation and $5,224 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	23.1%
United Kingdom	16.1%
Switzerland	10.9%
France	7.9%
Netherlands	7.6%
Germany	7.5%
Other	26.3%
Total	99.4%

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $192,706 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$411	$21,359	$-
Energy	698	17,305	-
Financials	3,160	42,074	-
Health Care	956	20,407	-
Industrials	1,262	23,125	-
Information Technology	990	12,284	-
Telecommunication Services	949	10,823	-
Utilities	1,721	5,663	-
All Others	-	39,667	-
Short-Term Investments	-	3,778	-
Total	$10,147	$196,485	$-

60	Research International Core Portfolio

International Equity Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$ 1,000.00	$ 1,036.28	$ 3.39
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.53	$ 3.37

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Equity Portfolio	61

International Equity Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Foreign Common Stocks (96.4%)	Country	Shares	Value $ (000’s)

	Consumer Discretionary (9.7%)
	Cie Generale des Etablissements Michelin - Class B	France	317,268	20,751
	Hyundai Mobis	South Korea	66,060	15,991
	Kingfisher PLC	United Kingdom	5,760,890	26,048
	Marks & Spencer Group PLC	United Kingdom	3,687,520	18,851
*	Mazda Motor Corp.	Japan	1,955,880	2,655
	Nissan Motor Co., Ltd.	Japan	2,114,490	20,026
	Toyota Motor Corp.	Japan	534,020	21,524

	Total			125,846

	Consumer Staples (2.9%)
	Carrefour SA	France	712,780	13,171
	Tesco PLC	United Kingdom	4,916,610	23,899

	Total			37,070

	Energy (8.2%)
	China Coal Energy Co., Ltd.	China	10,446,740	8,685
	China Shenhua Energy Co., Ltd.	China	2,352,940	8,298
	ENI SPA	Italy	967,675	20,651
	Gazprom OAO, ADR	Russia	991,370	9,418
	Petroleo Brasileiro SA, ADR	Brazil	370,530	6,955
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	29,637
	Statoil ASA	Norway	491,680	11,757
	Talisman Energy, Inc.	Canada	1,011,970	11,600

	Total			107,001

	Financials (26.4%)
	Aegon NV	Netherlands	931,090	4,337
	AIA Group, Ltd.	Hong Kong	9,023,000	31,111
	Aviva PLC	United Kingdom	2,395,180	10,252
	AXA SA	France	554,855	7,426
	Bangkok Bank Public Co., Ltd.	Thailand	3,387,700	22,161
	BNP Paribas SA	France	398,320	15,377
	Cheung Kong Holdings, Ltd.	Hong Kong	1,292,000	15,966
	China Life Insurance Co., Ltd.	China	6,621,000	17,351
	Credit Suisse Group AG	Switzerland	951,410	17,381
	DBS Group Holdings, Ltd.	Singapore	2,736,000	30,200
	Housing Development Finance Corp., Ltd.	India	47,610	558
	HSBC Holdings PLC	United Kingdom	2,956,937	26,509
	ICICI Bank, Ltd., ADR	India	17,660	572
*	ING Groep NV	Netherlands	2,621,912	17,690
	Intesa Sanpaolo SpA	Italy	4,340,710	6,209
	KB Financial Group, Inc.	South Korea	298,975	9,738
*	Lloyds Banking Group PLC	United Kingdom	40,099,100	19,724
	NKSJ Holdings, Inc.	Japan	397,200	8,466
	Nordea Bank AB	Sweden	2,329,220	20,165
	Standard Chartered PLC	United Kingdom	867,390	18,910
	Swire Properties, Ltd.	Hong Kong	893,550	2,697
*	Swiss Reinsurance Co., Ltd.	Switzerland	410,402	25,783

	Foreign Common Stocks (96.4%)	Country	Shares	Value $ (000’s)

	Financials continued
*	UBS AG	Switzerland	1,329,810	15,551

	Total			344,134

	Health Care (12.9%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	4,137
	Bayer AG	Germany	384,080	27,695
*	Elan Corp. PLC, ADR	Ireland	602,580	8,792
	GlaxoSmithKline PLC	United Kingdom	1,398,390	31,710
	Ipsen SA	France	282,440	7,008
	Merck KGaA	Germany	233,520	23,303
	Roche Holding AG	Switzerland	195,570	33,761
	Sanofi	France	412,165	31,255

	Total			167,661

	Industrials (9.8%)
	BAE Systems PLC	United Kingdom	2,640,080	11,947
	Citic Pacific, Ltd.	China	7,025,050	10,708
	Deutsche Lufthansa AG	Germany	887,780	10,276
	G4S PLC	United Kingdom	3,838,120	16,785
	Hutchison Whampoa, Ltd.	Hong Kong	1,389,983	12,022
*	International Consolidated Airlines Group SA	United Kingdom	1,927,300	4,824
	ITOCHU Corp.	Japan	1,243,240	13,046
*	Qantas Airways, Ltd.	Australia	4,128,740	4,576
	Randstad Holding NV	Netherlands	293,300	8,662
	Shanghai Electric Group Co., Ltd.	China	31,604,000	13,098
	Siemens AG	Germany	30,070	2,528
	Siemens AG, ADR	Germany	228,990	19,251

	Total			127,723

	Information Technology (8.6%)
*	Flextronics International, Ltd.	Singapore	1,704,200	10,566
	Samsung Electronics Co., Ltd.	South Korea	24,520	25,997
	Siliconware Precision Industries Co.	Taiwan	13,391,000	13,925
	Software AG	Germany	301,760	9,341
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	24,306
	Trend Micro, Inc.	Japan	932,980	27,545

	Total			111,680

	Materials (7.5%)
	Akzo Nobel NV	Netherlands	222,350	10,459
*	BlueScope Steel, Ltd.	Australia	17,195,005	5,333
	CRH PLC	Ireland	387,260	7,515
	HeidelbergCement AG	Germany	232,510	11,162
	LyondellBasell Industries NV - Class A	Netherlands	399,680	16,095
	POSCO	South Korea	37,010	11,818
	Rexam PLC	United Kingdom	2,717,150	17,975
	Vale SA, ADR	Brazil	861,570	16,809

	Total			97,166

The Accompanying Notes are an Integral Part of the Financial Statements.

62	International Equity Portfolio

International Equity Portfolio

	Foreign Common Stocks (96.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (9.9%)
	China Mobile, Ltd.	Hong Kong	2,046,500	22,519
	China Telecom Corp., Ltd.	China	45,846,000	19,991
	Singapore Telecommunications, Ltd.	Singapore	11,302,000	29,553
	Telenor ASA	Norway	1,699,790	28,348
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	6,920
	Vodafone Group PLC	United Kingdom	7,868,633	22,108

	Total			129,439

	Utilities (0.5%)
	Centrais Eletricas Brasileiras SA	Brazil	956,440	6,786

	Total			6,786

	Total Foreign Common Stocks			1,254,506

	(Cost: $1,270,470)

	Short-Term Investments (1.5%)

	Federal Government & Agencies (1.5%)
	Federal Home Loan Bank, 0.00%, 7/2/12	United States	20,000,000	20,000

	Total Short-Term Investments
	(Cost: $20,000)			20,000

	Total Investments (97.9%)
	(Cost: $1,290,470)(a)			1,274,506

	Other Assets, Less
	Liabilities (2.1%)			27,546

	Net Assets (100.0%)			1,302,052

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio	63

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,290,470 and the net unrealized depreciation of investments based on that cost was $15,964 which is comprised of $127,925 aggregate gross unrealized appreciation and $143,889 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	21.4%
Germany	8.0%
Switzerland	7.4%
France	7.3%
Japan	7.2%
Hong Kong	6.5%
China	6.0%
Singapore	5.4%
Other	28.7%
Total	97.9%

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $1,147,662 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$27,973	$79,028	$-
Financials	572	343,562	-
Health Care	8,792	158,869	-
Industrials	19,251	108,472	-
Information Technology	10,566	101,114	-
Materials	32,904	64,262	-
All Others	6,786	292,355	-
Short-Term Investments	-	20,000	-
Total	$106,844	$1,167,662	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

64	International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$ 1,000.00	$ 1,056.05	$ 7.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	$ 7.52

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Emerging Markets Equity Portfolio	65

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.7%)	Country	Shares	Value $ (000’s)

	Consumer Discretionary (15.8%)
	Abril Educacao SA	Brazil	39,380	549
	Ajisen China Holdings, Ltd.	Hong Kong	641,000	447
	Anhanguera Educacional Participacoes SA	Brazil	55,900	712
	Arezzo Industria e Comercio SA	Brazil	68,550	1,020
	Companhia Hering	Brazil	27,600	524
*	Corporacion GEO SAB de CV - Series B	Mexico	284,880	321
*	Dish TV India, Ltd.	India	1,450,706	1,667
	Estacio Participacoes SA	Brazil	47,380	573
	Exide Industries, Ltd.	India	193,453	475
	Geely Automobile Holdings, Ltd.	Hong Kong	3,445,000	1,219
	GOME Electrical Appliances Holding, Ltd.	Bermuda	3,008,000	401
*	Guangzhou Automobile Group Co., Ltd. - Class H	China	1,374,000	1,156
	Kia Motors Corp.	South Korea	45,420	2,992
*	Kroton Educacional SA	Brazil	41,578	601
	Li & Fung, Ltd.	Hong Kong	1,198,000	2,321
	Lojas Renner SA	Brazil	18,000	505
	M Video OAO	Russia	120,190	824
	Mando Corp.	South Korea	10,409	1,550
	Minor International PCL	Thailand	1,578,310	711
	Mr. Price Group, Ltd.	South Africa	311,429	4,267
	Naspers, Ltd. - Class N	South Africa	58,367	3,121
	PDG Realty SA Empreendimentos e Participacoes	Brazil	312,900	547
	PT Mitra Adiperkasa Tbk	Indonesia	804,500	617
	Sands China, Ltd.	Macau	154,400	495
	Shangri-La Asia, Ltd.	Hong Kong	378,000	721
	Stella International Holdings, Ltd.	Hong Kong	1,026,500	2,547
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	668,674	644

	Total			31,527

	Consumer Staples (9.4%)
	Arca Continental SAB de CV	Mexico	100,643	584
	BIM Birlesik Magazalar AS	Turkey	15,195	627
	Brazil Pharma SA	Brazil	98,000	524
	Clicks Group, Ltd.	South Africa	388,830	2,563
	Companhia de Bebidas das Americas, ADR	Brazil	53,040	2,033
	CP ALL PCL	Thailand	949,400	1,061
	Dabur India, Ltd.	India	1,110,125	2,287
	Dairy Farm International Holdings, Ltd.	Hong Kong	118,800	1,262
	E-Mart Co., Ltd.	South Korea	9,628	2,115
	Hengan International Group Co., Ltd.	China	84,000	816
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	286,384	561
	M Dias Branco SA	Brazil	50,700	1,489

Foreign Common Stocks (97.7%)	Country	Shares	Value $ (000’s)

Consumer Staples continued
O’Key Group SA GDR	Luxembourg	303,480	2,352
Raia Drogasil SA	Brazil	58,400	589

Total			18,863

Energy (7.8%)
China Shenhua Energy Co., Ltd. - Class H	China	426,000	1,502
CNOOC, Ltd.	Hong Kong	973,000	1,963
Gazprom OAO, ADR	Russia	354,384	3,367
INPEX Corp.	Japan	266	1,491
Lamprell PLC	United Arab Emirates	476,600	754
NovaTek OAO GDR	Russia	5,650	599
Petroleo Brasileiro SA, ADR	Brazil	110,004	2,065
Reliance Industries, Ltd.	India	210,861	2,795
Tenaris SA, ADR	Luxembourg	33,638	1,176

Total			15,712

Financials (23.9%)
Akbank TAS	Turkey	219,760	807
Asian Property Development PCL	Thailand	3,328,200	775
Banco Santander Brasil SA	Brazil	159,900	1,226
Banco Santander Chile, ADR	Chile	5,646	437
Bancolombia SA, ADR	Colombia	7,254	449
Bangkok Bank PCL	Thailand	413,100	2,702
Bank of China, Ltd. - Class H	China	7,503,000	2,871
Bank Pekao SA	Poland	27,580	1,258
BDO Unibank, Inc.	Philippines	84,760	128
BM&FBOVESPA SA	Brazil	362,100	1,848
Bolsa Mexicana de Valores SAB de CV	Mexico	654,600	1,290
Brasil Brokers Participacoes SA	Brazil	341,700	1,111
Brasil Insurance Participacoes e Administracao SA	Brazil	161,200	1,433
CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	74,842	935
China Construction Bank Corp. - Class H	China	4,788,020	3,301
China Pacific Insurance Group Co., Ltd. - Class H	China	736,000	2,399
Chinatrust Financial Holding Co., Ltd.	Taiwan	2,351,895	1,354
CIMB Group Holdings Bhd	Malaysia	367,600	880
Credicorp, Ltd.	Bermuda	13,671	1,721
First Pacific Co., Ltd.	Hong Kong	1,084,000	1,129
Grupo Financiero Banorte SAB de CV	Mexico	135,000	698
Hana Financial Group, Inc.	South Korea	69,880	2,231
Hang Lung Properties, Ltd.	Hong Kong	579,000	1,971
Housing Development Finance Corp., Ltd.	India	102,277	1,199
ICICI Bank, Ltd.	India	153,455	2,468
Itau Unibanco Holding SA, ADR	Brazil	44,748	623
Komercni Banka AS	Czech Republic	10,928	1,899

The Accompanying Notes are an Integral Part of the Financial Statements.

66	Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.7%)	Country	Shares	Value $ (000’s)

	Financials continued
	LPS Brasil - Consultoria de Imoveis SA	Brazil	67,500	1,126
	PT Bank Negara Indonesia Persero Tbk	Indonesia	4,469,831	1,838
	Sberbank of Russia	Russia	748,300	1,990
	Standard Chartered PLC	United Kingdom	104,875	2,337
	Turkiye Garanti Bankasi AS	Turkey	362,297	1,428

	Total			47,862

	Health Care (2.1%)
	Diagnosticos da America SA	Brazil	95,200	626
	Fleury SA	Brazil	82,600	1,049
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	475,400	939
	OdontoPrev SA	Brazil	97,300	494
	Top Glove Corp. Bhd	Malaysia	679,300	1,111

	Total			4,219

	Industrials (4.9%)
	Alfa SAB de CV - Class A	Mexico	28,210	451
	BEML, Ltd.	India	30,397	208
	Copa Holdings SA - Class A	Panama	6,976	575
	Crompton Greaves, Ltd.	India	216,841	474
	Embraer SA, ADR	Brazil	31,150	826
	Global Ports Investments PLC GDR	Cyprus	69,870	954
	Glory, Ltd.	Japan	58,200	1,210
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	14,780	1,154
	Multiplus SA	Brazil	28,930	679
	Sinotruk Hong Kong, Ltd.	Hong Kong	2,038,500	1,224
	Thermax, Ltd.	India	62,601	536
*	TK Corp.	South Korea	74,055	1,574

	Total			9,865

	Information Technology (15.6%)
	Asustek Computer, Inc.	Taiwan	210,000	1,942
	Cielo SA	Brazil	20,738	610
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,087,824	3,280
	Infosys, Ltd., ADR	India	57,773	2,603
*	NICE Systems, Ltd., ADR	Israel	7,328	268
	Samsung Electronics Co., Ltd.	South Korea	9,433	10,001
	Seoul Semiconductor Co., Ltd.	South Korea	37,700	822
	Siliconware Precision Industries Co.	Taiwan	3,035,000	3,156
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,082,290	5,699
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	47,893	669
	Totvs SA	Brazil	26,300	507
	VTech Holdings, Ltd.	Bermuda	134,900	1,607

	Total			31,164

	Materials (8.5%)
	Anhui Conch Cement Co., Ltd. - Class H	China	382,000	1,050

	Foreign Common Stocks (97.7%)	Country	Shares	Value $ (000’s)

	Materials continued
	Chugoku Marine Paints, Ltd.	Japan	188,000	909
	Companhia Siderurgica Nacional SA, ADR	Brazil	64,140	364
	Corporacion Moctezuma SAB de CV	Mexico	240,200	549
	Formosa Plastics Corp.	Taiwan	324,000	871
	Gerdau SA, ADR	Brazil	178,520	1,564
	Gold Fields, Ltd.	South Africa	83,946	1,072
	Grupo Mexico SAB de CV - Series B	Mexico	284,001	844
	Iluka Resources, Ltd.	Australia	97,848	1,147
*	Maanshan Iron and Steel Co., Ltd. - Class H	China	1,440,000	334
	Mexichem SAB de CV	Mexico	142,800	614
	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	71,893	1,195
	MOIL, Ltd.	India	170,155	864
	Steel Authority of India, Ltd.	India	1,058,975	1,736
	Ternium SA, ADR	Luxembourg	33,850	663
	Vale SA, ADR	Brazil	159,617	3,169

	Total			16,945

	Telecommunication Services (7.5%)
	America Movil SAB de CV - Series L, ADR	Mexico	114,840	2,993
	China Mobile, Ltd.	Hong Kong	110,500	1,216
	China Unicom Hong Kong, Ltd.	Hong Kong	436,000	547
	China Unicom Hong Kong, Ltd., ADR	Hong Kong	144,231	1,810
	Empresa Nacional de Telecomunicaciones SA	Chile	21,305	404
	Mobile Telesystems OAO, ADR	Russia	58,813	1,012
	MTN Group, Ltd.	South Africa	141,649	2,448
	PT XL Axiata Tbk	Indonesia	4,201,500	2,745
	Tim Participacoes SA, ADR	Brazil	25,789	708
*	Turkcell Iletisim Hizmetleri AS	Turkey	207,490	1,048

	Total			14,931

	Utilities (2.2%)
	Aguas Andinas SA - Class A	Chile	1,350,188	836
	Companhia Energetica de Minas Gerais	Brazil	36,550	683
	EDP - Energias do Brasil SA	Brazil	144,300	926
	Enersis SA, ADR	Chile	35,625	666
	Manila Water Co., Inc.	Philippines	996,000	582
	Tractebel Energia SA	Brazil	40,685	753

	Total			4,446

	Total Foreign Common Stocks
	(Cost: $198,911)			195,534

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio	67

Emerging Markets Equity Portfolio

Short-Term Investments (1.6%)	Country	$ Par	Value $ (000’s)

Commercial Banks Non-US (1.6%)
Barclays US Funding LLC, 0.01%, 7/2/12	United States	3,128,000	3,128

Total Short-Term Investments
(Cost: $3,128)			3,128

Total Investments (99.3%)
(Cost: $202,039)(a)			198,662

Other Assets, Less
Liabilities (0.7%)			1,453

Net Assets (100.0%)			200,115

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depository Receipt.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $202,039 and the net unrealized depreciation of investments based on that cost was $3,377 which is comprised of $15,371 aggregate gross unrealized appreciation and $18,748 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	16.5%
South Korea	10.6%
Hong Kong	9.2%
India	8.7%
Taiwan	8.5%
China	6.7%
South Africa	6.7%
Mexico	5.8%
Other	26.6%
Total	99.3%

(l)	As of June 30, 2012 portfolio securities with an aggregate value of $122,522 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

68	Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$7,531	$23,996	$-
Consumer Staples	10,455	8,408	-
Energy	7,207	8,505	-
Financials	15,661	32,201	-
Health Care	3,108	1,111	-
Industrials	4,640	5,225	-
Information Technology	4,657	26,507	-
Materials	8,961	7,984	-
Telecommunication Services	6,927	8,004	-
Utilities	3,864	582	-
Short-Term Investments	-	3,128	-
Total	$73,011	$125,651	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio	69

Money Market Portfolio

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$ 1,000.00	$ 1,001.09	$ 0.00
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.86	$ 0.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.002%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

70	Money Market Portfolio

Money Market Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

Money Market Investments (99.8%)	$ Par	Value $ (000’s)

Autos (10.6%)
American Honda Finance Corp., 0.712%, 9/26/12 144A	10,000,000	10,000
American Honda Finance Corp., 0.717%, 11/20/12 144A	6,000,000	6,000
Fcar Owner Trust I, 0.28%, 7/9/12	15,000,000	14,999
Toyota Motor Credit Corp., 0.55%, 1/24/13	7,500,000	7,476
Toyota Motor Credit Corp., 0.666%, 2/1/13	10,000,000	10,000

Total		48,475

Commercial Banks Non-US (13.0%)
Bank of Nova Scotia, 0.669%, 10/5/12	8,400,000	8,401
Barclays US Funding LLC, 0.10%, 7/3/12	6,000,000	6,000
Barclays US Funding LLC, 0.14%, 7/3/12	5,000,000	5,000
Rabobank Financial Corp., 0.31%, 10/29/12	6,500,000	6,493
Royal Bank of Canada, 0.10%, 7/2/12	16,000,000	16,000
Toronto Dominion Holdings USA, Inc., 0.15%, 7/25/12	11,000,000	10,999
Toronto Dominion Holdings USA, Inc., 0.16%, 7/18/12	6,500,000	6,499

Total		59,392

Commercial Banks US (9.3%)
Bank of America NA, 0.23%, 7/30/12	7,500,000	7,500
Bank of America NA, 0.33%, 8/6/12	10,000,000	10,000
BP Capital Markets PLC, 0.666%, 2/8/13	10,000,000	10,000
BP Capital Markets PLC, 0.667%, 5/7/13	7,000,000	7,000
The Goldman Sachs Group, Inc., 3.625%, 8/1/12	8,000,000	8,020

Total		42,520

Federal Government & Agencies (5.9%)
Federal Home Loan Bank, 0.06%, 7/27/12	18,800,000	18,799
Federal Home Loan Mortgage Corp., 0.08%, 8/6/12	8,000,000	7,999

Total		26,798

Finance Services (7.7%)
Alpine Securitization Corp., 0.21%, 7/10/12	10,000,000	9,999
Alpine Securitization Corp., 0.21%, 7/19/12	7,500,000	7,499

Money Market Investments (99.8%)	$ Par	Value $ (000’s)

Finance Services continued
Govco LLC, 0.36%, 7/5/12	6,500,000	6,500
Govco LLC, 0.37%, 7/6/12	6,000,000	6,000
Govco LLC, 0.46%, 7/20/12	5,000,000	4,999

Total		34,997

Government (18.0%)
US Treasury, 0.375%, 8/31/12	10,000,000	10,004
US Treasury, 0.375%, 10/31/12	5,000,000	5,004
US Treasury, 0.625%, 7/31/12	10,000,000	10,004
US Treasury, 1.375%, 10/15/12	8,000,000	8,029
US Treasury, 1.50%, 7/15/12	14,000,000	14,008
US Treasury, 1.75%, 8/15/12	20,000,000	20,042
US Treasury, 3.875%, 10/31/12	10,000,000	10,125
US Treasury, 4.625%, 7/31/12	5,000,000	5,020

Total		82,236

Health Care/Pharmaceuticals (3.7%)
Roche Holdings, Inc., 0.10%, 7/16/12	5,000,000	5,000
Roche Holdings, Inc., 0.11%, 7/17/12	7,000,000	7,000
Roche Holdings, Inc., 0.12%, 8/9/12	5,000,000	4,999

Total		16,999

Information Technology (3.8%)
Google, Inc., 0.13%, 8/10/12	9,000,000	8,999
Google, Inc., 0.13%, 8/29/12	8,500,000	8,498

Total		17,497

Machinery (7.6%)
Caterpillar Financial Services Corp., 0.15%, 8/27/12	3,000,000	2,999
Caterpillar Financial Services Corp., 0.15%, 8/28/12	15,000,000	14,996
John Deere Capital Corp., 0.15%, 7/12/12	6,500,000	6,500
John Deere Capital Corp., 0.15%, 7/23/12	10,000,000	9,999

Total		34,494

Miscellaneous Business Credit Institutions (3.8%)
General Electric Capital Corp., 0.37%, 1/2/13	10,000,000	9,981

Money Market Investments (99.8%)	$ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions continued
General Electric Co., 0.18%, 9/25/12	7,500,000	7,497

Total		17,478

National Commercial Banks (3.5%)
Wachovia Corp., 2.236%, 5/1/13	15,645,000	15,870

Total		15,870

Personal Credit Institutions (11.5%)
Chariot Funding LLC, 0.16%, 7/11/12	8,000,000	8,000
Chariot Funding LLC, 0.18%, 8/3/12	5,000,000	4,999
Chariot Funding LLC, 0.18%, 8/7/12	4,500,000	4,499
Old Line Funding LLC, 0.18%, 8/27/12	7,500,000	7,498
Old Line Funding LLC, 0.19%, 9/10/12	5,000,000	4,998
Old Line Funding LLC, 0.23%, 9/17/12	5,000,000	4,997
Straight-A Funding LLC, 0.15%, 7/27/12	10,000,000	9,999
Straight-A Funding LLC, 0.18%, 9/21/12	7,500,000	7,497

Total		52,487

Short Term Business Credit (1.4%)
Sheffield Receivables Corp., 0.20%, 7/13/12	6,300,000	6,300

Total		6,300

Total Money Market Investments
(Cost: $455,543)		455,543

Total Investments (99.8%)
(Cost: $455,543)(a)		455,543

Other Assets, Less
Liabilities (0.2%)		708

Net Assets (100.0%)		456,251

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio	71

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $16,000 representing 3.5% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$82,236	$-
Corporate Bonds	-	58,291	-
Commercial Paper	-	315,016	-
Total	$-	$455,543	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

72	Money Market Portfolio

Short-Term Bond Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,009.82	$ 1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$ 1.86

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Short-Term Bond Portfolio	73

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	82
The Boeing Co., 1.875%, 11/20/12	170,000	171
L-3 Communications Corp., 3.95%, 11/15/16	300,000	319
Northrop Grumman Corp., 1.85%, 11/15/15	180,000	182

Total		754

Auto Manufacturing (1.4%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	515
Ford Motor Credit Co. LLC, 4.207%, 4/15/16 144A	400,000	415
PACCAR, Inc., 6.875%, 2/15/14	45,000	49
Toyota Motor Credit Corp., 2.00%, 9/15/16	200,000	203
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	213
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	302

Total		1,748

Banking (8.9%)
Bank of America Corp., 3.625%, 3/17/16	500,000	502
Bank of Montreal, 2.50%, 1/11/17	250,000	258
Bank of Nova Scotia, 2.55%, 1/12/17	250,000	260
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	264
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	104
Cie de Financement Foncier, 2.50%, 9/16/15 144A	150,000	151
Citigroup, Inc., 6.125%, 11/21/17	500,000	554
Citigroup, Inc., 6.50%, 8/19/13	200,000	210
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,008
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	725,000	738
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	375,000	389

Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

Banking continued
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	895
Fifth Third Bancorp, 3.625%, 1/25/16	270,000	285
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	800,000	800
HSBC Bank PLC, 1.625%, 8/12/13 144A	250,000	251
JPMorgan Chase & Co., 3.15%, 7/5/16	500,000	514
Morgan Stanley, 3.80%, 4/29/16	250,000	242
Morgan Stanley, 4.75%, 3/22/17	205,000	205
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	326
Nordea Bank AB, 4.65%, 5/15/15	262,000	285
Regions Financial Corp., 4.875%, 4/26/13	100,000	102
The Royal Bank of Scotland PLC, 4.375%, 3/16/16	200,000	205
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	45,000	42
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	276
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	167
SunTrust Banks, Inc., 3.60%, 4/15/16	450,000	467
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	650
U.S. Bancorp, 3.442%, 2/1/16	450,000	467
Union Bank NA, 2.125%, 12/16/13	165,000	168

Total		10,785

Beverage/Bottling (1.0%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 4/15/15	250,000	268
The Coca-Cola Co., 0.75%, 3/13/15	250,000	250
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	171
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	253
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	258

Total		1,200

Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (1.0%)
Comcast Corp., 4.95%, 6/15/16	250,000	281
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	285,000	287
Discovery Communications LLC, 3.70%, 6/1/15	180,000	192
Time Warner, Inc., 3.15%, 7/15/15	135,000	142
Viacom, Inc., 4.375%, 9/15/14	250,000	268

Total		1,170

Conglomerate/Diversified Manufacturing (0.3%)
The Dow Chemical Co., 5.90%, 2/15/15	325,000	362

Total		362

Consumer Products (0.2%)
Unilever Capital Corp., 2.75%, 2/10/16	250,000	265

Total		265

Electric Utilities (3.0%)
CenterPoint Energy Houston Electric LLC, 5.75%, 1/15/14	224,000	240
CenterPoint Energy Houston Electric LLC, 7.00%, 3/1/14	95,000	105
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	258
Consumers Energy Co., 5.50%, 8/15/16	500,000	578
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	260
Entergy Corp., 4.70%, 1/15/17	340,000	356
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	520
Exelon Corp., 4.90%, 6/15/15	250,000	272
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	288
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	514
PacifiCorp, 5.45%, 9/15/13	250,000	263

Total		3,654

The Accompanying Notes are an Integral Part of the Financial Statements.

74	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

Electronics (0.6%)
Broadcom Corp., 2.375%, 11/1/15	400,000	414
Hewlett-Packard Co., 2.65%, 6/1/16	350,000	358

Total		772

Food Processors (1.0%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	270
H.J. Heinz Co., 5.35%, 7/15/13	250,000	262
Kraft Foods, Inc., 4.125%, 2/9/16	400,000	436
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	30
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207

Total		1,205

Gas Pipelines (1.9%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	286
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	436
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	105
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	274
ONEOK Partners LP, 3.25%, 2/1/16	230,000	241
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	186
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	210
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	529

Total		2,267

Health Care/Pharmaceuticals (0.9%)
Express Scripts Holding Co., 2.65%, 2/15/17 144A	355,000	361
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	63
Medtronic, Inc., 3.00%, 3/15/15	250,000	265
Stryker Corp., 3.00%, 1/15/15	135,000	142
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	263

Total		1,094

Independent Finance (1.0%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	906

Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

Independent Finance continued
International Lease Finance Corp., 5.75%, 5/15/16	165,000	167
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		1,171

Information/Data Technology (0.4%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	263
Xerox Corp., 4.25%, 2/15/15	250,000	265

Total		528

Life Insurance (0.5%)
American International Group, Inc., 3.65%, 1/15/14	115,000	118
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	252
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	262

Total		632

Machinery (0.2%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	210

Total		210

Metals/Mining (1.4%)
ArcelorMittal, 4.50%, 2/25/17	165,000	162
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/1/17	500,000	493
Teck Resources, Ltd., 3.15%, 1/15/17	165,000	170
Teck Resources, Ltd., 10.75%, 5/15/19	225,000	271
Vale Overseas, Ltd., 6.25%, 1/11/16	500,000	560

Total		1,656

Oil and Gas (3.6%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	350,000	397
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	527
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	505
BP Capital Markets PLC, 3.125%, 10/1/15	385,000	409
Devon Energy Corp., 1.875%, 5/15/17	325,000	325

	Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	113
	Ensco PLC, 3.25%, 3/15/16	400,000	420
	Husky Energy, Inc., 5.90%, 6/15/14	500,000	544
	Marathon Petroleum Corp., 3.50%, 3/1/16	100,000	105
	Talisman Energy, Inc., 5.125%, 5/15/15	245,000	266
	Total Capital International SA, 1.55%, 6/28/17	500,000	501
	Transocean, Inc., 5.05%, 12/15/16	250,000	271

	Total		4,383

	Other Finance (0.9%)
	American Express Credit Corp., 2.75%, 9/15/15	200,000	209
	American Express Credit Corp., 5.125%, 8/25/14	215,000	232
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	350,000	356
	SLM Corp., 6.00%, 1/25/17	250,000	258

	Total		1,055

	Other Holdings (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	316,204	160

	Total		160

	Other Services (0.2%)
	Waste Management, Inc., 2.60%, 9/1/16	200,000	205

	Total		205

	Real Estate Investment Trusts (0.9%)
	ERP Operating LP, 5.125%, 3/15/16	225,000	248
	ERP Operating LP, 6.584%, 4/13/15	275,000	309
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	298
	World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	262,541	268

	Total		1,123

	Retail Stores (0.4%)
	Lowe’s Cos., 5.00%, 10/15/15	250,000	281
	Nordstrom, Inc., 6.75%, 6/1/14	145,000	161

	Total		442

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	75

Short-Term Bond Portfolio

	Corporate Bonds (31.4%)	$ Par	Value $ (000’s)

	Telecommunications (0.8%)
	America Movil SAB de CV, 2.375%, 9/8/16	75,000	77
	America Movil SAB de CV, 3.625%, 3/30/15	140,000	149
	France Telecom SA, 4.375%, 7/8/14	250,000	263
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	248
	Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	49
	Telefonica Emisiones SAU, 5.855%, 2/4/13	200,000	200

	Total		986

	Vehicle Parts (0.2%)
	Johnson Controls, Inc., 2.60%, 12/1/16	200,000	207

	Total		207

	Total Corporate Bonds
	(Cost: $37,256)		38,034

	Governments (43.8%)

	Governments (43.8%)
	Canada Government International Bond, 0.875%, 2/14/17	850,000	854
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	771
	Federal National Mortgage Association, 3.875%, 7/12/13	2,900,000	3,009
(b)	US Treasury, 0.25%, 3/31/14	6,780,000	6,772
(b)	US Treasury, 0.25%, 4/30/14	8,270,000	8,260
(b)	US Treasury, 0.25%, 5/15/15	5,035,000	5,013
(b)	US Treasury, 0.375%, 3/15/15	26,640,000	26,623
	US Treasury, 0.375%, 6/15/15	700,000	700
	US Treasury, 0.625%, 5/31/17	1,200,000	1,195

	Total Governments
	(Cost: $52,985)		53,197

	Municipal Bonds (0.4%)

	Municipal Bonds (0.4%)
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	322
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	210

	Total Municipal Bonds
	(Cost: $513)		532

Structured Products (22.6%)	$ Par	Value $ (000’s)

Structured Products (22.6%)
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	395,000	400
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	757
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	799
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	993,090	1,073
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	240,000	241
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	1,050,000	1,051
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	595,228	596
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.678%, 8/25/20 IO	2,514,462	213
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,883,728	1,916
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	197,400	214
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	932,652	1,018
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	215,191	239
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	209,183	246
Federal National Mortgage Association, Series 2010-95, Class Bk, 1.50%, 2/25/20	1,923,998	1,947
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	2,177,871	2,237

Structured Products (22.6%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 5/1/20	535,121	580
Federal National Mortgage Association, 6.00%, 8/1/22	472,986	520
Federal National Mortgage Association, 6.50%, 8/1/37	599,496	677
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	206
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,265
GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/13	578,463	579
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	150
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	100,000	100
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	604
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	1,063,105	1,095
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	454
Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	998
Louisiana Public Facilities Authority, 5.75%, 2/1/19	68,979	76
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	55,399	59
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.395%, 6/25/36	3,499,782	3,259
Sparebank 1 Boligkreditt AS., 2.30%, 6/30/17 144A	550,000	552

The Accompanying Notes are an Integral Part of the Financial Statements.

76	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (22.6%)	$ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	752,079	757
Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	1,489,129	1,513

Total Structured Products
(Cost: $26,902)		27,391

	Short-Term Investments (1.3%)	$ Par	Value $ (000’s)

	Federal Government & Agencies (0.8%)
(b)	Federal Home Loan Bank, 0.10%, 8/22/12	1,000,000	1,000

	Total		1,000

	Restaurants (0.5%)
(b)	Darden Restaurants, Inc., 0.27%, 7/2/12	600,000	600

	Total		600

	Total Short-Term Investments
	(Cost: $1,600)		1,600

	Total Investments (99.5%)
	(Cost: $119,256)(a)		120,754

	Other Assets, Less
	Liabilities (0.5%)		585

	Net Assets (100.0%)		121,339

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $13,582 representing 11.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $119,256 and the net unrealized appreciation of investments based on that cost was $1,498 which is comprised of $1,706 aggregate gross unrealized appreciation and $208 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2012, $21,573)	174	9/12	$2
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2012, $8,108)	61	9/12	(28)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2012, $14,101)	64	9/12	(9)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $503)	3	9/12	2

(f)	Foreign Bond — par value is foreign denominated

—Morgan Stanley – Brazilian Real

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	182	7/12	$5	$-	$5

					$5	$-	$5

BRL — Brazilian Real

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	77

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & US Agency Bonds	$-	$53,197	$-
Foreign Bonds	-	160	-
Municipal Bonds	-	532	-
Corporate Bonds	-	37,874	-
Structured Products	-	27,391	-
Short-Term Investments	-	1,600	-
Other Financial Instruments^
Forward Currency Contracts	-	5	-
Futures	4	-	-
Liabilities:
Other Financial Instruments^
Futures	(37)	-	-
Total	$(33)	$120,759	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

78	Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,029.86	$ 1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$ 1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Schedule of Investments

June 30, 2012 (unaudited)

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc.,6.375%, 6/1/19 144A	740,000	865
Boeing Capital Corp., 2.125%, 8/15/16	745,000	777
The Boeing Co., 1.875%, 11/20/12	510,000	513
Goodrich Corp., 4.875%, 3/1/20	250,000	287
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,041
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,161
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	326
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	294
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	603
Meccanica Holdings USA, Inc.,6.25%, 1/15/40 144A	650,000	491
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,050

Total		7,408

Auto Manufacturing (0.9%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,538
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	175
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	1,984
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	860,000	914
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,478
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,250,000	1,243
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	940,000	985
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,379
PACCAR, Inc., 6.875%, 2/15/14	140,000	154
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,860
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,890
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,118

Total		14,718

	Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

	Banking (4.5%)
	ABN Amro Bank NV, 2.236%, 1/30/14 144A	7,000,000	7,003
	Bank of America Corp., 3.625%, 3/17/16	885,000	889
	Bank of America Corp., 3.75%, 7/12/16	335,000	338
	Bank of America Corp., 5.75%, 12/1/17	985,000	1,051
	Bank of Montreal, 2.50%, 1/11/17	1,835,000	1,897
	The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,153
	Barclays Bank PLC, 5.00%, 9/22/16	125,000	136
	Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	172
	BNP Paribas SA, 7.195%, 12/31/49 144A	200,000	171
	Cie de Financement Foncier, 2.50%, 9/16/15 144A	930,000	933
	Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,307
	Credit Suisse of New York, 4.375%, 8/5/20	2,280,000	2,441
	Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,370
	Fifth Third Bancorp, 3.625%, 1/25/16	1,215,000	1,281
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	615,000	649
	The Goldman Sachs Group, Inc., 5.95%, 1/18/18	3,105,000	3,323
	The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,515,000	1,617
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,209
	The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	71
	HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	33
	HSBC Holdings PLC, 4.00%, 3/30/22	1,205,000	1,251
	HSBC Holdings PLC, 5.10%, 4/5/21	875,000	977
	JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,086
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	826
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	88

	Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

	Banking continued
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	112
	Lloyds TSB Bank PLC, 2.816%, 1/24/14	5,000,000	5,028
	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,383
	Morgan Stanley, 2.875%, 7/28/14	1,100,000	1,089
	Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,138
	Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,826
	Morgan Stanley, 5.50%, 7/28/21	925,000	911
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	477
	The Northern Trust Co., 5.85%, 11/9/17	250,000	294
	PNC Funding Corp., 4.375%, 8/11/20	750,000	829
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	855,000	950
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	305,000	284
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	981
	State Street Corp., 2.875%, 3/7/16	585,000	620
	SunTrust Banks, Inc., 3.50%, 1/20/17	925,000	958
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	649
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,104
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	160
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	418
	Wachovia Corp., 5.75%, 2/1/18	280,000	331
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 2.625%, 12/15/16	1,815,000	1,865
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,210
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	274

	Total		72,163

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Basic Materials (0.1%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	615,000	640
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	670,000	702

Total		1,342

Beverage/Bottling (0.9%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	40,000	45
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	246
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,406
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	2,003
Beam, Inc., 3.25%, 5/15/22	460,000	463
The Coca-Cola Co., 1.65%, 3/14/18	1,200,000	1,215
The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,254
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	635
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	1,009
PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,672
PepsiCo, Inc., 7.90%, 11/1/18	345,000	461
Pernod-Ricard SA, 4.25%, 7/15/22 144A	190,000	195
Pernod-Ricard SA, 4.45%, 1/15/22 144A	195,000	202
Pernod-Ricard SA, 5.50%, 1/15/42 144A	220,000	225
Pernod-Ricard SA, 5.75%, 4/7/21 144A	2,140,000	2,416
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	978

Total		14,425

Cable/Media/Broadcasting/Satellite (1.2%)
Comcast Corp., 4.65%, 7/15/42	1,045,000	1,045
Comcast Corp., 5.875%, 2/15/18	800,000	946
Comcast Corp., 6.40%, 5/15/38	1,250,000	1,524
Comcast Corp., 6.95%, 8/15/37	500,000	642
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	840,000	846

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	159
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	1,800,000	1,812
Discovery Communications LLC, 5.05%, 6/1/20	326,000	368
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,055
Historic TW, Inc., 6.875%, 6/15/18	180,000	222
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	928
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	849
News America, Inc., 4.50%, 2/15/21	1,660,000	1,820
News America, Inc., 6.90%, 8/15/39	170,000	203
TCI Communications, Inc., 8.75%, 8/1/15	735,000	897
Time Warner Cable, Inc., 4.00%, 9/1/21	1,230,000	1,293
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,067
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	935
Videotron Ltee, 5.00%, 7/15/22 144A	600,000	609
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	1,005

Total		18,225

Conglomerate/Diversified Manufacturing (0.5%)
The Dow Chemical Co., 4.125%, 11/15/21	300,000	322
The Dow Chemical Co., 4.25%, 11/15/20	1,215,000	1,318
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,635
Eastman Chemical Co., 7.25%, 1/15/24	110,000	143
Honeywell International, 4.25%, 3/1/21	1,000,000	1,158
Monsanto Co., 5.125%, 4/15/18	55,000	65
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,697
United Technologies Corp., 4.50%, 6/1/42	750,000	824

Total		7,162

Consumer Products (0.1%)
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	612

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Consumer Products continued
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,167

Total		1,779

Electric Utilities (2.4%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	730
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,279
Ameren Corp., 8.875%, 5/15/14	350,000	390
Appalachian Power Co., 4.60%, 3/30/21	590,000	662
Arizona Public Service Co., 5.05%, 9/1/41	535,000	596
Arizona Public Service Co., 8.75%, 3/1/19	115,000	152
Bruce Mansfield Unit, 6.85%, 6/1/34	383,874	404
Carolina Power & Light Co., 2.80%, 5/15/22	910,000	925
Carolina Power & Light Co., 5.15%, 4/1/15	320,000	356
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	445
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	628
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	128
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	170
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	190
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,149
The Detroit Edison Co., 3.45%, 10/1/20	635,000	687
The Detroit Edison Co., 5.45%, 2/15/35	105,000	123
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	1,800,000	1,998
DTE Energy Co., 6.375%, 4/15/33	415,000	532
Duke Energy Corp., 6.25%, 6/15/18	50,000	61
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,290
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	492
Entergy Corp., 4.70%, 1/15/17	1,050,000	1,101
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	671
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	1,250,000	1,254
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	525

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Electric Utilities continued
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,740,000	1,762
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	207,802	210
Mississippi Power Co., 4.75%, 10/15/41	970,000	1,050
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	705
Nevada Power Co., 5.95%, 3/15/16	165,000	189
Nextera Energy, Inc., 4.50%, 6/1/21	1,105,000	1,197
NSTAR LLC, 4.50%, 11/15/19	55,000	61
NV Energy, Inc., 6.25%, 11/15/20	535,000	597
Ohio Edison Co., 6.875%, 7/15/36	130,000	167
Ohio Power Co., 5.375%, 10/1/21	600,000	708
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,885
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	360
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,287
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	239
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	672
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	168
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	841
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	612
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	683
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	745
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,022
Puget Energy, Inc., 5.625%, 7/15/22 144A	1,835,000	1,885
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	497
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	237
SCANA Corp., 4.125%, 2/1/22	660,000	666
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,045
Sempra Energy, 6.15%, 6/15/18	215,000	260
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	343
Tampa Electric Co., 5.40%, 5/15/21	95,000	114

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Electric Utilities continued
Union Electric Co., 6.40%, 6/15/17	140,000	168
Union Electric Co., 6.70%, 2/1/19	195,000	246
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	1,011
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	72

Total		38,642

Electronics (0.4%)
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,442
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	936
Hewlett-Packard Co., 3.75%, 12/1/20	130,000	130
Hewlett-Packard Co., 4.30%, 6/1/21	1,120,000	1,154
Hewlett-Packard Co., 4.65%, 12/9/21	895,000	938
International Business Machines Corp., 1.95%, 7/22/16	540,000	555
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,012

Total		6,167

Food Processors (0.5%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	386
General Mills, Inc., 3.15%, 12/15/21	900,000	921
Kellogg Co., 3.25%, 5/21/18	375,000	402
Kraft Foods, Inc., 2.25%, 6/5/17 144A	285,000	292
Kraft Foods, Inc., 3.50%, 6/6/22 144A	380,000	390
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,216
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,517
Kraft Foods, Inc., 6.50%, 2/9/40	1,485,000	1,908
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,092

Total		8,124

Gas Pipelines (0.9%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	140
El Paso Corp., 7.00%, 6/15/17	420,000	476
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,815,000	1,964
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	475

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Gas Pipelines continued
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,224
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	505
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	922
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	1,270,000	1,473
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,311
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	225
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,487
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	533
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	1,215,000	1,284
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	264
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	461
Williams Partners LP, 4.00%, 11/15/21	225,000	234
Williams Partners LP, 4.125%, 11/15/20	90,000	94
Williams Partners LP, 5.25%, 3/15/20	740,000	832

Total		13,904

Health Care/Pharmaceuticals (1.1%)
Abbott Laboratories, 4.125%, 5/27/20	1,000,000	1,132
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,584
Express Scripts Holding Co., 2.65%, 2/15/17 144A	545,000	555
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	229
Express Scripts Holding Co., 3.50%, 11/15/16 144A	900,000	948
Express Scripts Holding Co., 3.90%, 2/15/22 144A	285,000	295
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	646
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	484
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	584

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
HCA, Inc., 6.50%, 2/15/20	1,015,000	1,100
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,296
Medtronic, Inc., 3.125%, 3/15/22	1,000,000	1,036
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,412
Merck & Co., Inc., 4.75%, 3/1/15	500,000	552
Merck & Co., Inc., 5.75%, 11/15/36	250,000	332
Merck & Co., Inc., 6.40%, 3/1/28	125,000	171
Pfizer, Inc., 5.35%, 3/15/15	450,000	503
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	734
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,836
Wyeth LLC, 5.50%, 2/15/16	35,000	41
Wyeth LLC, 5.95%, 4/1/37	835,000	1,096

Total		17,566

Independent Finance (1.1%)
General Electric Capital Corp., 1.166%, 4/24/14	10,000,000	10,000
General Electric Capital Corp., 2.30%, 4/27/17	1,450,000	1,460
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,178
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,564
International Lease Finance Corp., 5.75%, 5/15/16	335,000	340

Total		17,542

Industrials - Other (0.1%)
ABB Finance USA, Inc., 2.875%, 5/8/22	1,500,000	1,517

Total		1,517

Information/Data Technology (0.3%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	1,500,000	1,526
Intel Corp., 3.30%, 10/1/21	1,000,000	1,069
Oracle Corp., 3.875%, 7/15/20	2,190,000	2,452
Xerox Corp., 4.25%, 2/15/15	400,000	424

Total		5,471

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Life Insurance (0.6%)
American International Group, Inc., 4.875%, 6/1/22	2,440,000	2,497
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,283
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,419
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,176
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	465
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	148
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,150
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	686

Total		9,824

Machinery (0.3%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	859
Caterpillar, Inc., 2.60%, 6/26/22	1,745,000	1,741
Deere & Co., 2.60%, 6/8/22	1,200,000	1,198
John Deere Capital Corp., 2.25%, 4/17/19	690,000	705
John Deere Capital Corp., 2.80%, 1/27/23	925,000	928

Total		5,431

Metals/Mining (0.8%)
ArcelorMittal, 5.50%, 3/1/21	680,000	644
ArcelorMittal, 6.125%, 6/1/18	585,000	593
Barrick Gold Corp., 2.90%, 5/30/16	625,000	655
Barrick Gold Corp., 3.85%, 4/1/22	1,210,000	1,253
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	464
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	1,125,000	1,107
Newmont Mining Corp., 3.50%, 3/15/22	1,515,000	1,495
Newmont Mining Corp., 6.25%, 10/1/39	245,000	279
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	2,290,000	2,413
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	989

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Metals/Mining continued
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	308
Teck Resources, Ltd., 3.00%, 3/1/19	335,000	333
Teck Resources, Ltd., 5.20%, 3/1/42	1,250,000	1,198
Teck Resources, Ltd., 10.75%, 5/15/19	197,000	237

Total		11,968

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,690

Total		1,690

Oil and Gas (2.7%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,324
Apache Corp., 3.25%, 4/15/22	1,000,000	1,044
Apache Corp., 4.75%, 4/15/43	605,000	672
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,242
BP Capital Markets PLC, 3.245%, 5/6/22	1,215,000	1,258
BP Capital Markets PLC, 3.561%, 11/1/21	485,000	513
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	332
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,191
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	696
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	160
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	310
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,949
Continental Resources, Inc., 5.00%, 9/15/22 144A	900,000	914
Devon Energy Corp., 1.875%, 5/15/17	595,000	595
Devon Energy Corp., 3.25%, 5/15/22	910,000	926
Encana Corp., 3.90%, 11/15/21	2,325,000	2,300
EnCana Corp., 6.50%, 2/1/38	325,000	357
Ensco PLC, 4.70%, 3/15/21	880,000	959
EOG Resources, Inc., 4.40%, 6/1/20	340,000	383
Hess Corp., 5.60%, 2/15/41	585,000	621

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	83

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Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Oil and Gas continued
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,381
Husky Energy, Inc., 7.25%, 12/15/19	195,000	241
Marathon Oil Corp., 6.60%, 10/1/37	130,000	161
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,102
Newfield Exploration Co., 5.625%, 7/1/24	625,000	639
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,885
Noble Energy, Inc., 4.15%, 12/15/21	305,000	321
Noble Energy, Inc., 6.00%, 3/1/41	425,000	485
Noble Holding International, Ltd., 5.25%, 3/15/42	1,830,000	1,814
Occidental Petroleum Corp., 3.125%, 2/15/22	1,000,000	1,043
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	429
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	238
Petro-Canada, 6.05%, 5/15/18	480,000	568
QEP Resources, Inc., 5.375%, 10/1/22	600,000	601
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,672
Southwestern Energy Co., 4.10%, 3/15/22 144A	755,000	765
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	264
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,057
Talisman Energy, Inc., 5.50%, 5/15/42	835,000	858
Total Capital International SA, 1.50%, 2/17/17	480,000	482
Total Capital International SA, 1.55%, 6/28/17	1,250,000	1,253
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,645
Transocean, Inc., 6.375%, 12/15/21	960,000	1,098
Weatherford International, Ltd., 5.95%, 4/15/42	1,810,000	1,904

Total		42,652

Other Finance (0.5%)
American Express Co., 6.15%, 8/28/17	875,000	1,037
American Express Credit Corp., 5.125%, 8/25/14	760,000	821
CVS Pass-Through Trust, 6.036%, 12/10/28	826,829	933

	Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

	Other Finance continued
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	540,000	562
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	2,070,000	2,103
	SLM Corp., 6.00%, 1/25/17	770,000	795
	SLM Corp., 7.25%, 1/25/22	1,550,000	1,639
	SLM Corp., 8.00%, 3/25/20	570,000	624

	Total		8,514

	Other Holdings (0.3%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	3,145,000	1,717
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	5,955,176	3,009

	Total		4,726

	Other Services (0.3%)
	American Tower Corp., 4.625%, 4/1/15	295,000	312
	American Tower Corp., 7.00%, 10/15/17	300,000	349
	Republic Services, Inc., 3.55%, 6/1/22	825,000	834
	Republic Services, Inc., 3.80%, 5/15/18	1,490,000	1,594
	Republic Services, Inc., 5.25%, 11/15/21	515,000	591
	Waste Management, Inc., 4.60%, 3/1/21	655,000	729

	Total		4,409

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,659
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	117

	Total		1,776

	Property and Casualty Insurance (0.1%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	1,500,000	1,545

	Total		1,545

	Railroads (0.5%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,967
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	619
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	144
	CSX Corp., 3.70%, 10/30/20	115,000	121
	CSX Corp., 4.25%, 6/1/21	315,000	344

Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Railroads continued
CSX Corp., 4.75%, 5/30/42	925,000	954
CSX Corp., 5.60%, 5/1/17	725,000	832
Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,361
Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,264

Total		7,606

Real Estate Investment Trusts (1.2%)
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	1,023
Boston Properties LP, 3.85%, 2/1/23	990,000	999
BRE Properties, Inc., 5.20%, 3/15/21	810,000	883
BRE Properties, Inc., 5.50%, 3/15/17	360,000	396
Colonial Realty LP, 6.05%, 9/1/16	255,000	275
DDR Corp., 4.625%, 7/15/22	885,000	874
DDR Corp., 4.75%, 4/15/18	2,050,000	2,126
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,134
ERP Operating LP, 4.625%, 12/15/21	1,210,000	1,314
HCP, Inc., 3.75%, 2/1/16	520,000	541
HCP, Inc., 3.75%, 2/1/19	335,000	335
HCP, Inc., 6.00%, 1/30/17	290,000	325
HCP, Inc., 6.70%, 1/30/18	170,000	197
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	452
Health Care REIT, Inc., 4.125%, 4/1/19	1,505,000	1,529
Simon Property Group LP, 4.75%, 3/15/42	1,215,000	1,216
Simon Property Group LP, 5.65%, 2/1/20	470,000	548
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	420,000	423
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	2,010,000	2,088
Vornado Realty LP, 5.00%, 1/15/22	1,210,000	1,280
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	361

Total		18,319

Restaurants (0.2%)
Darden Restaurants, Inc., 4.50%, 10/15/21	950,000	1,003
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	626
McDonald’s Corp., 2.625%, 1/15/22	1,000,000	1,018
Yum! Brands, Inc., 3.75%, 11/1/21	630,000	664

The Accompanying Notes are an Integral Part of the Financial Statements.

84	Select Bond Portfolio

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Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

Restaurants continued
Yum! Brands, Inc., 3.875%, 11/1/20	560,000	602

Total		3,913

Retail Food and Drug (0.4%)
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,830
Delhaize Group SA, 4.125%, 4/10/19	1,310,000	1,267
Delhaize Group SA, 5.70%, 10/1/40	570,000	479
The Kroger Co., 7.50%, 4/1/31	735,000	956
Safeway, Inc., 6.35%, 8/15/17	1,770,000	1,985

Total		6,517

Retail Stores (0.9%)
The Home Depot, Inc., 4.40%, 4/1/21	250,000	289
The Home Depot, Inc., 5.40%, 3/1/16	250,000	288
The Home Depot, Inc., 5.875%, 12/16/36	585,000	749
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,236
Lowe’s Cos., Inc., 3.12%, 4/15/22	1,000,000	1,023
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	216
Lowe’s Cos., Inc., 5.125%, 11/15/41	235,000	267
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,640,000	1,890
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	1,160,000	1,357
Nordstrom, Inc., 6.25%, 1/15/18	330,000	397
Nordstrom, Inc., 7.00%, 1/15/38	225,000	313
Target Corp., 2.90%, 1/15/22	1,000,000	1,022
Target Corp., 6.50%, 10/15/37	405,000	539
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	482
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	789
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	431
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	731
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,926

Total		13,945

Telecommunications (1.0%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	723
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,732

	Corporate Bonds (25.5%)	$ Par	Value $ (000’s)

	Telecommunications continued
	AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,387
	AT&T, Inc., 3.00%, 2/15/22	1,000,000	1,016
	AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,694
	CenturyLink, Inc., 5.15%, 6/15/17	665,000	680
	Qwest Corp., 6.50%, 6/1/17	920,000	1,034
	Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	778
	Verizon Communications, Inc., 3.50%, 11/1/21	1,000,000	1,065
	Verizon Communications, Inc., 5.85%, 9/15/35	1,105,000	1,365
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	541
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,471
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	44
	Windstream Corp., 7.75%, 10/15/20	890,000	943

	Total		15,473

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 5.25%, 12/1/41	600,000	665

	Total		665

	Total Corporate Bonds
	(Cost: $383,701)		405,128

	Governments (31.9%)

	Governments (31.9%)
	Canada Government International Bond, 0.875%, 2/14/17	7,500,000	7,539
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,509
	Overseas Private Investment Corp., 4.10%, 11/15/14	723,120	755
	US Department of Housing & Urban Development, 6.08%, 8/1/13	480,000	480
	US Department of Housing & Urban Development, 6.17%, 8/1/14	510,000	512
	US Treasury, 0.25%, 1/31/14	37,735,000	37,701
	US Treasury, 0.25%, 2/28/14	7,225,000	7,218
(k)	US Treasury, 0.25%, 3/31/14	22,410,000	22,384
(b)	US Treasury, 0.25%, 4/30/14	61,640,000	61,565

	Governments (31.9%)	$ Par	Value $ (000’s)

	Governments continued
	US Treasury, 0.25%, 5/31/14	25,290,000	25,258
	US Treasury, 0.25%, 12/15/14	10,640,000	10,613
	US Treasury, 0.25%, 5/15/15	2,000,000	1,991
	US Treasury, 0.375%, 4/15/15	6,845,000	6,840
(g)	US Treasury, 0.625%, 5/31/17	55,755,000	55,498
	US Treasury, 0.75%, 6/30/17	2,000,000	2,002
	US Treasury, 0.875%, 1/31/17	31,180,000	31,450
(g)	US Treasury, 0.875%, 4/30/17	14,850,000	14,963
(g)	US Treasury, 1.00%, 3/31/17	36,200,000	36,698
	US Treasury, 1.75%, 5/15/22	6,480,000	6,533
(b)	US Treasury, 1.875%, 2/28/14	71,350,000	73,181
	US Treasury, 3.00%, 5/15/42	6,985,000	7,316
	US Treasury, 3.125%, 11/15/41	11,925,000	12,819
	US Treasury, 3.125%, 2/15/42	600,000	644
	US Treasury, 3.75%, 8/15/41	13,255,000	15,985
	US Treasury, 4.50%, 2/15/36	20,310,000	27,279
	US Treasury, 5.375%, 2/15/31	25,835,000	37,646

	Total Governments
	(Cost: $500,527)		507,379

	Municipal Bonds (1.9%)

	Municipal Bonds (1.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,326
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	133
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,822
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	585
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	1,028

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	85

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Municipal Bonds (1.9%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	1,140,000	1,224
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	2,113
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,129
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	349
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	347
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,133
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	368
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	805
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	4,143
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,130
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	800
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	217
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	1,510,000	1,701
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,298
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,222
State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	722
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,120

Municipal Bonds (1.9%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	611
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,613

Total Municipal Bonds
(Cost: $25,553)		29,939

Structured Products (41.5%)

Structured Products (41.5%)
Ally Auto Receivables Trust, Series 2012-3, Class A3, 0.85%, 8/15/16	3,500,000	3,511
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	3,665,000	3,713
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	4,810,000	4,977
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.356%, 2/14/43 IO	8,490,481	141
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,188,909	994
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,395,356	996
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.305%, 1/25/37	618,225	271
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.335%, 5/25/37	796,458	428
Bear Stearns Commercial Mortgage Securities Trust, Series 2002-PBW1, Class B, 4.87%, 11/11/35	1,900,000	1,902
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	3,235,898	3,328
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	6,550,000	6,894

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50	8,150,000	9,082
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	486,825	501
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	321,706	326
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,400,000	1,404
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,360
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	2,820,000	2,830
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,633
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	8,060,000	8,066
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.189%, 2/15/31 IO	8,125,041	162
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.467%, 10/15/30 IO 144A	5,115,614	66
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	6,888,474	6,902
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.678%, 8/25/20 IO	26,750,481	2,269
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	2,715,000	2,845
Federal Home Loan Mortgage Corp., 3.00%, 5/1/27	500,000	524
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	3,925,328	4,131
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	675,200	711
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	825,643	869

The Accompanying Notes are an Integral Part of the Financial Statements.

86	Select Bond Portfolio

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Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,335,131	1,409
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	2,196,401	2,307
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	5,820,000	6,112
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,475,000	1,549
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	5,540,000	6,149
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	486,584	518
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	552,083	584
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	611,750	647
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	7,190,186	7,603
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	447,112	473
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	3,028,351	3,232
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	7,451,917	8,062
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	6,583,002	6,995
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	22,407,789	23,820
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	11,482,545	12,208
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	4,354,834	4,630
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	2,156,370	2,293
Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	10,155,272	10,797
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,025,000	5,742
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	622,580	675

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	1,394,407	1,489
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	478,804	498
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	1,058,973	1,111
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	88,021	94
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	188,890	202
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	8,327,339	8,908
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	5,688,957	6,085
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,682,574	1,826
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	7,547,411	8,073
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,579,349	2,807
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	101,615	109
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	9,032,086	9,676
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	6,731,763	7,211
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	588,601	630
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	4,653,736	4,978
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	17,213,828	18,440
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	137,379	147
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	998,159	1,072
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	201,819	219
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	737,043	799

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	505,280	543
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	230,207	247
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	2,950,374	3,235
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,097,571	1,204
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	12,944,438	14,142
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	15,507,043	16,669
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	7,184,899	7,723
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	936,125	1,006
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	313,032	336
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	132,657	145
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,283,316	1,407
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	5,939,420	6,385
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	2,763,684	2,995
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	150,884	164
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	240,307	261
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	714,212	774
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	5,037,736	5,422
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	273,902	300
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	875,518	959
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	184,582	202

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,229,674	1,346
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	211,078	230
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	772,635	843
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	862,052	943
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	2,661,302	2,928
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	2,750,675	3,027
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	581,142	632
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	2,880,881	3,219
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	286,961	292
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,097,473	1,218
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	296,519	325
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	28,666	31
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	120,014	132
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	704,552	773
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	1,072,471	1,177
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	3,717,439	4,080
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	570,979	627
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	445,050	488
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	6,312,221	6,945

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. TBA, 3.50%, 7/1/27	1,900,000	1,998
Federal Home Loan Mortgage Corp. TBA, 3.50%, 8/1/42	1,640,000	1,716
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	1,450,000	1,539
Federal National Mortgage Association, 3.00%, 10/1/26	159,997	168
Federal National Mortgage Association, 3.00%, 3/1/27	2,216,824	2,326
Federal National Mortgage Association, 3.00%, 6/1/27	3,284,014	3,446
Federal National Mortgage Association, 3.50%, 1/1/26	730,949	773
Federal National Mortgage Association, 3.50%, 4/1/26	2,244,735	2,375
Federal National Mortgage Association, 3.50%, 9/1/26	2,956,690	3,127
Federal National Mortgage Association, 3.50%, 11/1/41	1,281,288	1,348
Federal National Mortgage Association, 3.50%, 12/1/41	1,337,689	1,407
Federal National Mortgage Association, 3.50%, 2/1/42	6,988,930	7,353
Federal National Mortgage Association, 3.50%, 6/1/42	7,719,618	8,141
Federal National Mortgage Association, 3.73%, 4/1/18	7,371,591	8,049
Federal National Mortgage Association, 4.00%, 6/1/19	286,447	307
Federal National Mortgage Association, 4.00%, 4/1/26	1,255,266	1,347
Federal National Mortgage Association, 4.00%, 5/1/26	1,917,185	2,041
Federal National Mortgage Association, 4.00%, 1/1/42	2,196,062	2,342
Federal National Mortgage Association, 4.50%, 6/1/19	2,416,625	2,652
Federal National Mortgage Association, 4.50%, 8/1/19	307,606	331

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 12/1/19	212,737	233
Federal National Mortgage Association, 4.50%, 7/1/20	617,119	669
Federal National Mortgage Association, 4.50%, 9/1/20	1,272,780	1,369
Federal National Mortgage Association, 4.50%, 9/1/24	1,734,463	1,860
Federal National Mortgage Association, 4.50%, 11/1/40	3,134,241	3,450
Federal National Mortgage Association, 4.50%, 1/1/41	2,944,465	3,218
Federal National Mortgage Association, 4.50%, 2/1/41	12,535,045	13,508
Federal National Mortgage Association, 4.50%, 3/1/41	473,193	513
Federal National Mortgage Association, 4.50%, 4/1/41	423,842	457
Federal National Mortgage Association, 4.50%, 5/1/41	18,461,959	19,904
Federal National Mortgage Association, 5.00%, 3/1/20	813,323	889
Federal National Mortgage Association, 5.00%, 4/1/20	267,487	292
Federal National Mortgage Association, 5.00%, 5/1/20	3,222,194	3,501
Federal National Mortgage Association, 5.00%, 5/1/23	1,349,846	1,456
Federal National Mortgage Association, 5.00%, 3/1/34	318,908	352
Federal National Mortgage Association, 5.00%, 4/1/35	1,013,142	1,134
Federal National Mortgage Association, 5.00%, 7/1/35	1,795,807	2,010
Federal National Mortgage Association, 5.00%, 10/1/35	1,343,074	1,503
Federal National Mortgage Association, 5.00%, 2/1/38	927,608	1,004
Federal National Mortgage Association, 5.00%, 3/1/38	10,285,720	11,160

The Accompanying Notes are an Integral Part of the Financial Statements.

88	Select Bond Portfolio

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Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 3/1/39	4,568,173	4,945
Federal National Mortgage Association, 5.00%, 6/1/39	352,392	381
Federal National Mortgage Association, 5.00%, 4/1/41	9,777,061	10,633
Federal National Mortgage Association, 5.32%, 4/1/14	1,585,076	1,665
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	5,069,776	5,203
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,194
Federal National Mortgage Association, 5.50%, 4/1/21	564,692	619
Federal National Mortgage Association, 5.50%, 9/1/34	478,813	528
Federal National Mortgage Association, 5.50%, 3/1/35	2,291,670	2,539
Federal National Mortgage Association, 5.50%, 7/1/35	536,197	592
Federal National Mortgage Association, 5.50%, 8/1/35	687,570	759
Federal National Mortgage Association, 5.50%, 9/1/35	7,930,983	8,754
Federal National Mortgage Association, 5.50%, 10/1/35	1,841,464	2,033
Federal National Mortgage Association, 5.50%, 11/1/35	6,706,278	7,403
Federal National Mortgage Association, 5.50%, 1/1/36	4,140,270	4,570
Federal National Mortgage Association, 5.50%, 2/1/37	2,357,906	2,603
Federal National Mortgage Association, 5.50%, 3/1/37	698,154	770
Federal National Mortgage Association, 5.50%, 5/1/37	1,008,297	1,113
Federal National Mortgage Association, 5.50%, 6/1/37	198,234	219
Federal National Mortgage Association, 5.50%, 2/1/38	3,972,118	4,385

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 3/1/38	378,203	417
Federal National Mortgage Association, 5.50%, 4/1/38	5,487,871	6,056
Federal National Mortgage Association, 5.50%, 5/1/38	7,647,319	8,441
Federal National Mortgage Association, 5.50%, 6/1/38	2,465,430	2,721
Federal National Mortgage Association, 6.00%, 5/1/35	162,108	179
Federal National Mortgage Association, 6.00%, 6/1/35	25,573	28
Federal National Mortgage Association, 6.00%, 7/1/35	2,054,955	2,274
Federal National Mortgage Association, 6.00%, 10/1/35	555,755	615
Federal National Mortgage Association, 6.00%, 11/1/35	1,486,987	1,652
Federal National Mortgage Association, 6.00%, 6/1/36	1,750,085	1,950
Federal National Mortgage Association, 6.00%, 9/1/36	850,793	948
Federal National Mortgage Association, 6.00%, 1/1/37	6,407	7
Federal National Mortgage Association, 6.00%, 6/1/37	11,496	13
Federal National Mortgage Association, 6.00%, 10/1/37	5,879	6
Federal National Mortgage Association, 6.00%, 11/1/37	7,443,196	8,228
Federal National Mortgage Association, 6.00%, 6/1/38	2,774,151	3,051
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,935,691	3,354
Federal National Mortgage Association, 6.50%, 10/1/36	593,898	671
Federal National Mortgage Association, 6.50%, 7/1/37	6,283,671	7,094
Federal National Mortgage Association, 6.50%, 9/1/37	2,864,916	3,245

Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.75%, 4/25/18	230,379	243
Federal National Mortgage Association TBA, 3.00%, 7/1/27	1,440,000	1,509
Federal Natonal Mortgage Association, 4.00%, 10/1/41	4,344,753	4,633
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	2,135,446	2,140
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,121
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,683
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	5,997
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,040
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	11,205,000	11,382
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	663
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.053%, 7/12/38 144A	600,000	666
Government National Mortgage Association, 5.50%, 10/15/31	14,407	16
Government National Mortgage Association, 5.50%, 11/15/31	7,119	8
Government National Mortgage Association, 5.50%, 12/15/31	75,170	84
Government National Mortgage Association, 5.50%, 1/15/32	333,995	374
Government National Mortgage Association, 5.50%, 2/15/32	66,891	75
Government National Mortgage Association, 5.50%, 3/15/32	86,181	97
Government National Mortgage Association, 5.50%, 7/15/32	6,591	7

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (41.5%)	$ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 9/15/32	1,304,591	1,460
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	672
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	805,000	809
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	4,700,000	5,114
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.064%, 4/15/45	3,400,000	3,880
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,959
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	357,882	371
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	614,660	650
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	323,220	341
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.315%, 1/25/37	1,475,096	466
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	261,396	265
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,145,000	2,154
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,685,000	4,085
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	209,164	215
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	3,915,226	3,993
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.335%, 3/25/37	177,085	174

	Structured Products (41.5%)	$ Par	Value $ (000’s)

	Structured Products continued
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,596
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.806%, 11/25/34	601,025	555
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	997,987	1,004
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	64,603	67
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	305,540	313

	Total Structured Products
	(Cost: $629,769)		658,397

	Short-Term Investments (5.5%)

	Autos (0.5%)
(b)	American Honda Finance Corp., 0.836%, 11/7/12 144A	8,000,000	8,015

	Total		8,015

	Commercial Banks Non-US (0.5%)
(b)	Bank of Nova Scotia, 0.669%, 10/5/12	4,000,000	4,001
(b)	Barclays US Funding LLC, 0.02%, 7/2/12	4,200,000	4,200

	Total		8,201

	Commercial Banks US (0.3%)
(b)	The Goldman Sachs Group, Inc., 3.625%, 8/1/12	3,500,000	3,506

	Total		3,506

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.10%, 8/22/12	5,000,000	4,999

	Total		4,999

	Finance Services (1.9%)
(b)	Alpine Securitization Corp., 0.17%, 7/3/12	10,000,000	10,000
(b)	Alpine Securitization Corp., 0.22%, 7/24/12	10,000,000	9,999
(b)	Govco LLC, 0.40%, 7/6/12	10,000,000	9,999

	Total		29,998

	Short-Term Investments (5.5%)	$ Par	Value $ (000’s)

	Oil and Gas (0.6%)
(b)	Devon Energy Corp., 0.25%, 7/5/12	10,000,000	10,000

	Total		10,000

	Personal Credit Institutions (0.6%)
(b)	Chariot Funding LLC, 0.17%, 7/27/12	10,000,000	9,999

	Total		9,999

	Restaurants (0.3%)
(b)	Darden Restaurants, Inc., 0.27%, 7/2/12	5,400,000	5,400

	Total		5,400

	Short Term Business Credit (0.5%)
(b)	Sheffield Receivables, 0.18%, 7/9/12	8,000,000	8,000

	Total		8,000

	Total Short-Term Investments
	(Cost: $88,104)		88,118

	Total Investments (106.3%)
	(Cost: $1,627,654)(a)		1,688,961

	Other Assets, Less
	Liabilities (-6.3%)		(100,648)

	Net Assets (100.0%)		1,588,313

The Accompanying Notes are an Integral Part of the Financial Statements.

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $110,626 representing 6.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,627,654 and the net unrealized appreciation of investments based on that cost was $61,307 which is comprised of $65,739 aggregate gross unrealized appreciation and $4,432 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $39,241)	265	9/12	$29
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2012, $87,312)	656	9/12	(183)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2012, $25,560)	116	9/12	(18)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $5,688)	34	9/12	15

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

-  Federative Republic of Brazil – Brazilian Real

-  Morgan Stanley – Brazilian Real

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	5,436	7/12	$145	$-	$145

					$145	$-	$145

BRL — Brazilian Real

(k)	Securities with an aggregate value of $22,384 (in thousands) has been pledged as collateral for short sales on June 30, 2012.

(o)	Short sales outstanding on June 30, 2012.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	5.00%	7/42	$2,775	$2,990	$2,983
Federal Home Loan Mortgage Corp. TBA	6.00%	7/42	850	932	931
Federal National Mortgage Association TBA	5.00%	7/42	13,970	15,130	15,118

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & US Agency Bonds	$-	$507,379	$-
Foreign Bonds	-	4,726	-
Municipal Bonds	-	29,939	-
Corporate Bonds	-	400,402	-
Structured Products	-	658,397	-
Short-Term Investments	-	88,118	-
Other Financial Instruments^
Forward Currency Contracts	-	145	-
Futures	44	-	-
Liabilities:
Short Sales	-	(19,032)	-
Other Financial Instruments^
Futures	(201)	-	-
Total	$(157)	$1,670,074	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 1,043.29	$ 3.12
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.93	$ 3.08

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Schedule of Investments

June 30, 2012 (unaudited)

Corporate Bonds (0.6%)	$ Par	Value $ (000’s)

Transportation (0.7%)
Vessel Management Services, Inc., 3.432%, 8/15/36	686,000	694

Total Corporate Bonds
(Cost: $686)		694

Governments (96.5%)

Governments (96.5%)
Federal National Mortgage Association, 2.25%, 3/15/16	700,000	739
Federal National Mortgage Association, 5.625%, 7/15/37	300,000	429
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	132
Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,669
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,097
Financing Corp., 8.60%, 9/26/19	700,000	1,024
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	449
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,144
Israel Government AID Bond, 0.00%, 5/15/21	200,000	166
Israel Government AID Bond, 0.00%, 2/15/23	100,000	77
Israel Government AID Bond, 0.00%, 5/15/23	500,000	380
Israel Government AID Bond, 5.50%, 9/18/33	300,000	405
Israel Government AID Bond, 5.50%, 9/18/23	800,000	1,047
Israel Government AID Bond, 5.50%, 12/4/23	300,000	394
Israel Government AID Bond, 5.50%, 4/26/24	100,000	131
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,100,000	2,477
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,725
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	619

	Governments (96.5%)	$ Par	Value $ (000’s)

	Governments continued
	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	252
	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	364
	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,517
	Tennessee Valley Authority Stripped, 0.00%, 5/1/20	500,000	280
	US Treasury, 2.00%, 11/15/21	3,800,000	3,940
	US Treasury, 3.125%, 11/15/41	600,000	645
	US Treasury, 3.50%, 2/15/39	3,100,000	3,587
	US Treasury, 3.75%, 8/15/41	800,000	965
	US Treasury, 4.25%, 11/15/40	15,750,000	20,603
	US Treasury, 4.375%, 11/15/39	5,600,000	7,459
(b)	US Treasury, 4.375%, 5/15/41	8,300,000	11,086
	US Treasury, 4.50%, 5/15/38	1,700,000	2,299
	US Treasury, 4.50%, 8/15/39	2,505,000	3,399
	US Treasury, 5.375%, 2/15/31	900,000	1,311
	US Treasury, 6.25%, 5/15/30	12,500,000	19,730
	US Treasury, 6.25%, 8/15/23	1,200,000	1,743
	US Treasury, 7.125%, 2/15/23	1,100,000	1,682
	US Treasury, 8.75%, 8/15/20	600,000	946
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	560
	US Treasury Stripped, 0.00%, 5/15/37	1,700,000	827
	US Treasury Stripped, 0.00%, 11/15/38	800,000	369
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	5,079
	US Treasury Stripped, 0.00%, 8/15/40	2,100,000	925
	US Treasury Stripped, 0.00%, 2/15/41	2,300,000	998

	Total Governments
	(Cost: $99,343)		104,670

Municipal Bonds (1.1%)	$ Par	Value $ (000’s)

Municipal Bonds (1.1%)
Iowa State Special Obligation Build America Bonds, Series 2009-B, 6.75%, 6/1/34 RB	400,000	475
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	331
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	194
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	136

Total Municipal Bonds
(Cost: $1,049)		1,136

Structured Products (4.8%)

Structured Products (4.8%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 3.027%, 5/25/34	4,564	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.623%, 7/25/33	4,959	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.672%, 8/25/33	5,716	6
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.472%, 2/15/19	44,993	45
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	401,354	468
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	789,890	899
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.526%, 7/25/44	28,415	29

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Portfolio	95

Long-Term U.S. Government Bond Portfolio

Structured Products (4.8%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2007-114, Class A6, 0.445%, 10/27/37	100,000	99
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	249,015	270
Federal National Mortgage Association, 5.00%, 6/1/35	402,238	439
Federal National Mortgage Association, 5.00%, 2/1/36	711,639	774
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.260%, 6/25/34	17,369	15
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.924%, 2/12/49	100,000	113
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.416%, 4/25/38	242,884	243
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.779%, 7/9/21 144A	326,700	320
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.545%, 5/25/33	14,117	13
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.171%, 5/25/33	5,195	5
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.495%, 11/25/35	34,348	29
SLM Student Loan Trust, Series 2007-2, Class A2, 0.466%, 7/25/17	289,751	289
SLM Student Loan Trust, Series 2008-7, Class A2, 0.966%, 10/25/17	177,125	178
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.668%, 12/15/33 144A	244,171	241
SLM Student Loan Trust, Series 2008-9, Class A, 1.966%, 4/25/23	429,302	443

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.017%, 3/1/18	234,582	235
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.903%, 10/19/34	12,194	11
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.578%, 3/25/34	43,581	43

	Total Structured Products
	(Cost: $4,767)		5,217

	Short-Term Investments (43.7%)

	Federal Government & Agencies (0.9%)
(b)	Federal Home Loan Bank, 0.157%, 12/5/12	200,000	200
(b)	Federal Home Loan Mortgage Corp., 0.16%, 12/10/12	300,000	300
(b)	Federal Home Loan Mortgage Corp., 0.16%, 1/3/13	500,000	500

	Total		1,000

	Other Holdings (42.8%)
(b)	JPMorgan Money Market Fund	46,422,674	46,423

	Total		46,423

	Total Short-Term Investments
	(Cost: $47,422)		47,423

	Total Investments (146.7%)
	(Cost: $153,267)(a)		159,140

	Other Assets, Less
	Liabilities (-46.7%)		(50,695)

	Net Assets (100.0%)		108,445

The Accompanying Notes are an Integral Part of the Financial Statements.

96	Long-Term U.S. Government Portfolio

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $561 representing 0.5% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $153,267 and the net unrealized appreciation of investments based on that cost was $5,873 which is comprised of $9,726 aggregate gross unrealized appreciation and $3,853 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & US Agency Bonds	$-	$104,670	$-
Municipal Bonds	-	1,136	-
Corporate Bonds	-	694	-
Structured Products	-	5,217	-
Short-Term Investments	46,423	1,000	-
Total	$46,423	$112,717	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio	97

Inflation Protection Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

As a non-diversified portfolio, the Portfolio may invest a greater percentage of its assets in a single security or a small number of securities. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

98	Inflation Protection Portfolio

Inflation Protection Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 1,039.93	$ 2.99
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.93	$ 2.97

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Inflation Protection Portfolio	99

Inflation Protection Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	136
L-3 Communications Corp., 5.20%, 10/15/19	50,000	55
L-3 Communications Corp., 6.375%, 10/15/15	75,000	77
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	102
Lockheed Martin Corp., 4.25%, 11/15/19	385,000	430
Raytheon Co., 3.125%, 10/15/20	110,000	115
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	321

Total		1,236

Auto Manufacturing (0.2%)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	106
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	107
Toyota Motor Credit Corp., 3.30%, 1/12/22	300,000	315

Total		528

Banking (0.8%)
Bank of America Corp., 5.75%, 12/1/17	50,000	53
The Bear Stearns Cos. LLC, 4.25%, 1/10/14	70,000	71
Capital One Financial Corp., 3.15%, 7/15/16	100,000	104
Citigroup, Inc., 6.01%, 1/15/15	140,000	150
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	124
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	130,000	137
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	747
PNC Bank, N.A., 6.00%, 12/7/17	100,000	116
Regions Bank, 6.45%, 6/26/37	250,000	245

Total		1,747

Basic Materials (0.5%)
Ashland, Inc., 9.125%, 6/1/17	150,000	165
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	188

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Basic Materials continued
CF Industries, Inc., 6.875%, 5/1/18	180,000	214
Ecolab, Inc., 4.35%, 12/8/21	160,000	177
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	301

Total		1,045

Beverage/Bottling (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	179
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	158
The Coca-Cola Co., 3.625%, 3/15/14	100,000	105
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	109
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	335

Total		886

Cable/Media/Broadcasting/Satellite (0.8%)
Comcast Corp., 5.90%, 3/15/16	120,000	138
Comcast Corp., 6.50%, 11/15/35	100,000	122
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	158
DISH DBS Corp., 6.75%, 6/1/21	100,000	108
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	154
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	276
News America, Inc., 6.90%, 8/15/39	110,000	131
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	195
Time Warner, Inc., 4.875%, 3/15/20	110,000	124
Univision Communications, Inc., 6.875%, 5/15/19 144A	170,000	175
Virgin Media Finance PLC, 8.375%, 10/15/19	180,000	202

Total		1,783

Conglomerate/Diversified Manufacturing (0.4%)
Caterpillar, Inc., 2.60%, 6/26/22	200,000	199
Deere & Co., 2.60%, 6/8/22	60,000	60

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
The Dow Chemical Co., 2.50%, 2/15/16	130,000	134
The Dow Chemical Co., 5.90%, 2/15/15	50,000	56
General Electric Co., 5.25%, 12/6/17	60,000	70
United Technologies Corp., 4.875%, 5/1/15	300,000	332

Total		851

Consumer Products/Retailing (0.2%)
Limited Brands, Inc., 6.625%, 4/1/21	210,000	229
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	213

Total		442

Electric Utilities (0.4%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	52
Dominion Resources, Inc., 6.40%, 6/15/18	170,000	207
Duke Energy Corp., 3.55%, 9/15/21	150,000	159
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	99
Pacific Gas & Electric Co., 5.80%, 3/1/37	29,000	36
PG&E Corp., 5.75%, 4/1/14	50,000	54
Sempra Energy, 2.00%, 3/15/14	120,000	122
Sempra Energy, 6.50%, 6/1/16	50,000	59

Total		859

Electronics (0.4%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	160
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	84
Honeywell International, Inc., 5.375%, 3/1/41	50,000	64
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
International Business Machines Corp., 2.00%, 1/5/16	350,000	361
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	116

Total		939

The Accompanying Notes are an Integral Part of the Financial Statements.

100	Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Energy (0.1%)
Jarden Corp., 8.00%, 5/1/16	50,000	55
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	191

Total		246

Food Processors (0.5%)
General Mills, Inc., 3.15%, 12/15/21	300,000	307
H.J. Heinz Co., 2.00%, 9/12/16	90,000	92
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	296
Kraft Foods, Inc., 6.125%, 2/1/18	120,000	144
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	195

Total		1,034

Foods (0.1%)
Del Monte Corp., 7.625%, 2/15/19	150,000	151

Total		151

Gaming/Leisure/Lodging (0.1%)
Ameristar Casinos, Inc., 7.50%, 4/15/21	210,000	225

Total		225

Gas Pipelines (0.2%)
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	85
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	166
Williams Partners LP, 3.80%, 2/15/15	150,000	158
Williams Partners LP, 4.125%, 11/15/20	80,000	84

Total		493

Health Care/Pharmaceuticals (1.0%)
Abbott Laboratories, 5.875%, 5/15/16	300,000	354
Amgen, Inc., 5.85%, 6/1/17	90,000	106
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	180,000	195
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	156
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	126
Gilead Sciences, Inc., 4.40%, 12/1/21	160,000	177
HCA, Inc., 7.875%, 2/15/20	200,000	222

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Medtronic, Inc., 3.00%, 3/15/15	200,000	212
Roche Holdings, Inc., 6.00%, 3/1/19 144A	190,000	236
Sanofi, 1.20%, 9/30/14	150,000	152
Stryker Corp., 2.00%, 9/30/16	130,000	133
Universal Health Services, Inc., 7.125%, 6/30/16	130,000	145

Total		2,214

Independent Finance (0.3%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	54
General Electric Capital Corp., 5.625%, 9/15/17	500,000	574
General Electric Capital Corp., 6.00%, 8/7/19	60,000	70

Total		698

Information Technology (0.1%)
Oracle Corp., 5.75%, 4/15/18	200,000	243

Total		243

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	315

Total		315

Life Insurance (0.2%)
MetLife, Inc., 6.75%, 6/1/16	120,000	141
Prudential Financial, Inc., 3.88%, 3/10/15	240,000	242

Total		383

Metals/Mining (0.2%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	86
Newmont Mining Corp., 6.25%, 10/1/39	70,000	80
Peabody Energy Corp., 6.50%, 9/15/20	180,000	182
Peabody Energy Corp., 7.375%, 11/1/16	50,000	55

Total		403

Oil and Gas (0.9%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	113
Apache Corp., 4.75%, 4/15/43	150,000	167
Cenovus Energy, Inc., 4.50%, 9/15/14	200,000	214

	Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	97
	Chevron Corp., 3.95%, 3/3/14	100,000	106
	ConocoPhillips, 4.75%, 2/1/14	260,000	276
	EOG Resources, Inc., 2.50%, 2/1/16	300,000	312
	Newfield Exploration Co., 6.875%, 2/1/20	100,000	107
	Noble Energy, Inc., 4.15%, 12/15/21	180,000	189
	Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	376
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61

	Total		2,018

	Other Finance (0.3%)
	Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	202
	John Deere Capital Corp., 3.15%, 10/15/21	290,000	302
	SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	206

	Total		710

	Other Holdings (14.2%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	2,084,173	2,662
(f)	Canadian Government Bond, 4.25%, 12/1/21	1,543,836	2,148
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,794,158	2,832
(f)	Common Wealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,800,000	5,523
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	2,806,050	4,074
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,496,652	2,093
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	187,746,000	2,517
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,275,918	2,285
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	800,000	3,520

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	101

Inflation Protection Portfolio

	Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

	Other Holdings continued
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,189

	Total		30,843

	Other Services (0.1%)
	Republic Services, Inc., 3.80%, 5/15/18	100,000	107

	Total		107

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	163

	Total		163

	Railroads (0.1%)
	CSX Corp., 4.25%, 6/1/21	200,000	218

	Total		218

	Real Estate Investment Trusts (0.1%)
	DDR Corp., 4.75%, 4/15/18	80,000	83
	DDR Corp., 5.375%, 10/15/12	90,000	90

	Total		173

	Retail Food and Drug (0.2%)
	CVS Caremark Corp., 6.60%, 3/15/19	170,000	212
	Safeway, Inc., 4.75%, 12/1/21	130,000	129

	Total		341

	Retail Stores (0.4%)
	The Gap, Inc., 5.95%, 4/12/21	40,000	41
	The Home Depot, Inc., 4.40%, 4/1/21	200,000	231
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	215
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	200,000	221
	Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	260

	Total		968

	Technology (0.1%)
	Baxter International, Inc., 1.85%, 1/15/17	200,000	204

	Total		204

	Telecommunications (0.6%)
	AT&T, Inc., 5.10%, 9/15/14	100,000	109
	AT&T, Inc., 6.55%, 2/15/39	110,000	142
	British Telecommunications PLC, 5.95%, 1/15/18	100,000	117

Corporate Bonds (24.9%)	$ Par	Value $ (000’s)

Telecommunications continued
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	107
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	82
CenturyLink, Inc., 7.875%, 8/15/12	150,000	151
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	157
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	183
Windstream Corp., 7.875%, 11/1/17	280,000	305

Total		1,353

Utilities (0.2%)
The AES Corp., 8.00%, 10/15/17	100,000	114
The AES Corp., 9.75%, 4/15/16	110,000	130
NRG Energy, Inc., 7.625%, 1/15/18	180,000	186

Total		430

Total Corporate Bonds
(Cost: $51,783)		54,249

Governments (58.4%)

Governments (58.4%)
Federal Home Loan Mortgage Corp., 1.00%, 7/28/17	5,500,000	5,497
Federal Home Loan Mortgage Corp., 2.375%, 1/13/22	4,500,000	4,618
US Treasury Inflation Index Bond, 0.125%, 4/15/16	4,950,308	5,153
US Treasury Inflation Index Bond, 0.125%, 4/15/17	1,742,524	1,839
US Treasury Inflation Index Bond, 0.125%, 1/15/22	4,472,028	4,732
US Treasury Inflation Index Bond, 0.625%, 7/15/21	3,276,287	3,649
US Treasury Inflation Index Bond, 0.75%, 2/15/42	4,123,103	4,325
US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,402,080	7,367
US Treasury Inflation Index Bond, 1.25%, 4/15/14	1,521,758	1,571

Governments (58.4%)	$ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 1.25%, 7/15/20	4,428,900	5,142
US Treasury Inflation Index Bond, 1.375%, 7/15/18	426,708	487
US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,297,718	3,834
US Treasury Inflation Index Bond, 1.625%, 1/15/18	878,448	1,002
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,080,824	2,607
US Treasury Inflation Index Bond, 1.875%, 7/15/15	1,714,857	1,865
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,716,927	4,446
US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,245,980	1,379
US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,520,178	5,769
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,591,595	3,678
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,078,926	7,249
US Treasury Inflation Index Bond, 2.125%, 1/15/19	1,848,234	2,211
US Treasury Inflation Index Bond, 2.375%, 1/15/17	4,106,520	4,739
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,149,326	5,464
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,108,408	4,171
US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,271,550	4,890
US Treasury Inflation Index Bond, 2.50%, 1/15/29	4,783,980	6,639
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,173,185	1,394
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,002,305	3,226
US Treasury Inflation Index Bond, 3.625%, 4/15/28	5,262,560	8,119

The Accompanying Notes are an Integral Part of the Financial Statements.

102	Inflation Protection Portfolio

Inflation Protection Portfolio

Governments (58.4%)	$ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 3.875%, 4/15/29	6,087,042	9,835

Total Governments
(Cost: $113,607)		126,897

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	20
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	19
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	39

Total Municipal Bonds
(Cost: $60)		78

Structured Products (17.9%)

Structured Products (17.9%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	350,000	365
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	214
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	127,671	131
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	279
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	167,159	168
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	98,748	103
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.422%, 4/15/22 144A	151,681	139

	Structured Products (17.9%)	$ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	10,665,416	11,439
	Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	8,754,170	9,526
(k)	Federal National Mortgage Association, 4.00%, 5/1/41	3,457,222	3,685
(b)	Federal National Mortgage Association, 4.00%, 9/1/41	6,890,336	7,435
	GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	100
	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	108
	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	154
	GS Mortgage Securities Corp. II, Series 2012-ALO, Class A, 3.551%, 4/10/22	175,000	181
	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	810
	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	575,000	616
	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	314
	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	150,000	157
	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.843%, 7/15/40	175,000	173
	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	274,866	285
	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	322
	LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	190

	Structured Products (17.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.447%, 6/15/29	250,000	266
	PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.999%, 12/18/37	221,472	231
	Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	107,796	110
	Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.747%, 8/25/33	410,866	413
	Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.346%, 8/25/35	193,786	192
	Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	215,222	212
	Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	123,603	128
	Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	225,874	223
	Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.067%, 1/25/38	189,666	191

	Total Structured Products
	(Cost: $38,099)		38,860

	Short-Term Investments (3.7%)

	Commercial Banks Non-US (3.7%)
(b)	BNP Paribas Finance, Inc., 0.12%, 7/4/12	7,971,000	7,971

	Total		7,971

	Other Holdings (0.0%)
(m)	JPMorgan Money Market Fund	330	-

	Total		-

	Total Short-Term Investments
	(Cost: $7,971)		7,971

	Total Investments (104.9%)
	(Cost: $211,520)(a)		228,055

	Other Assets, Less
	Liabilities (-4.9%)		(10,721)

	Net Assets (100.0%)		217,334

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	103

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $919 representing 0.4% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $211,520 and the net unrealized appreciation of investments based on that cost was $16,535 which is comprised of $17,291 aggregate gross unrealized appreciation and $756 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $2,540)	15	9/12	$37

(f)	Foreign Bond — par value is foreign denominated

-	Bundesobligation – Euro

-	Canadian Government – Canadian Dollar

-	Common Wealth of Australia – Australian Dollar

-	Deutsche Bundesrepublik – Euro

-	France Government – Euro

-	Japanese Government – Japanese Yen

-	United Kingdom Gilt – British Pound

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Westpac Banking	AUD	5,454	7/12	$17	$(49)	$(32)
Sell	Barclays Bank PLC	CAD	2,940	7/12	80	(1)	79
Sell	Westpac Banking	CAD	2,170	7/12	-	(21)	(21)
Buy	Barclays Bank PLC	EUR	83	7/12	2	-	2
Sell	Barclays Bank PLC	EUR	6,944	7/12	326	(1)	325
Sell	HSBC Bank USA	EUR	155	7/12	9	-	9
Buy	Barclays Bank PLC	GBP	56	7/12	1	-	1
Sell	Barclays Bank PLC	GBP	90	7/12	-	(2)	(2)
Sell	Deutsche Bank A.G.	GBP	5,764	7/12	151	-	151
Sell	Barclays Bank PLC	JPY	193,336	7/12	-	(22)	(22)
Sell	Westpac Banking	JPY	9,207	7/12	2	-	2

					$588	$(96)	$492

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The Accompanying Notes are an Integral Part of the Financial Statements.

104	Inflation Protection Portfolio

Inflation Protection Portfolio

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.900%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(175)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	5
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	19
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(41)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(51)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(109)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(112)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.840%	CPURNSA Index Total Return at Maturity	8/13	9,000	(82)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.580%	CPURNSA Index Total Return at Maturity	9/13	1,500	(3)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(69)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	(5)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(12)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(145)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(160)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(194)

						$(1,134)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	105

Inflation Protection Portfolio

(k)	Cash or securities with an aggregate value of $3,685 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2012.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-		$126,897	$-
Foreign Bonds	-		30,843	-
Municipal Bonds	-		78	-
Corporate Bonds	-		23,406	-
Structured Products	-		38,860	-
Short-Term Investments	-	(m)	7,971	-
Other Financial Instruments^
Forward Currency Contracts	-		588	-
Futures	37		-	-
Total Return Swaps	-		24	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-		(96)	-
Total Return Swaps	-		(1,158)	-
Total	$37		$227,413	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

106	Inflation Protection Portfolio

High Yield Bond Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 1,062.59	$ 2.36
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.58	$ 2.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

High Yield Bond Portfolio	107

High Yield Bond Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Common Stocks (0.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (0.0%)
*	General Motors Co. - B Warrants	14,400	98

	Total		98

	Financials (0.2%)
*	E*TRADE Financial Corp.	105,647	849

	Total		849

	Other Holdings (0.0%)
*	Motors Liquidation Co. GUC Trust	3,977	49

	Total		49

	Total Common Stocks
	(Cost: $1,081)		996

	Preferred Stocks (0.9%)

	Financials (0.9%)
	Ally Financial, Inc., 8.50%, 5/15/16	94,631	3,302
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	591

	Total Preferred Stocks
	(Cost: $3,856)		3,893

	Bonds (89.8%)

	Aerospace/Defense (1.0%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	767
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,380
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	573
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	575
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	677

	Total		3,972

	Autos/Vehicle Parts (4.4%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	729,000	815
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,089
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	1,215,000	1,248

Bonds (89.8%)	$ Par	Value $ (000’s)

Autos/Vehicle Parts continued
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	905,000	930
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	663
Exide Technologies, 8.625%, 2/1/18	740,000	584
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	865,000	907
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	855,000	908
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,835,000	2,041
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	975,000	1,109
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,140,000	2,614
The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	575,000	574
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	868
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	905,000	932
Navistar International Corp., 8.25%, 11/1/21	950,000	911
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,179
Visteon Corp., 6.75%, 4/15/19	765,000	744

Total		18,116

Basic Materials (10.8%)
AbitibiBowater, Inc., 10.25%, 10/15/18	850,000	943
AK Steel Corp., 7.625%, 5/15/20	1,045,000	883
AK Steel Corp., 8.375%, 4/1/22	860,000	731
Aleris International, Inc., 7.625%, 2/15/18	460,000	467
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,526
ArcelorMittal, 5.25%, 8/5/20	915,000	877
Arch Coal, Inc., 8.75%, 8/1/16	1,510,000	1,442
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	515
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	456

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Basic Materials continued
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	467
	Berry Plastics Corp., 8.25%, 11/15/15	680,000	722
	Berry Plastics Corp., 9.50%, 5/15/18	615,000	655
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	363,888	369
	Cascades, Inc., 7.875%, 1/15/20	810,000	810
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	540,000	265
	Chemtura Corp., 7.875%, 9/1/18	615,000	647
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	710,000	735
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,603
	CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,617
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	920,000	888
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	578
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	765,000	771
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	635,000	641
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,255
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,288
	Hexion US Finance Corp., 6.625%, 4/15/20	405,000	415
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,280
	Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	403
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	559
	Inmet Mining Corp., 8.75%, 6/1/20 144A	1,680,000	1,663
	James River Coal Co., 7.875%, 4/1/19	250,000	126
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	300,000	300

The Accompanying Notes are an Integral Part of the Financial Statements.

108	High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Basic Materials continued
	Molycorp, Inc., 10.00%, 6/1/20 144A	765,000	757
(d)	NewPage Corp., 10.00%, 5/1/12	1,870,000	75
(d)	NewPage Corp., 11.375%, 12/31/14	1,840,000	1,187
	Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,410
	Patriot Coal Corp., 8.25%, 4/30/18	780,000	279
	Peabody Energy Corp., 4.75%, 12/15/41	1,235,000	986
	Peabody Energy Corp., 6.00%, 11/15/18 144A	1,705,000	1,696
	Peabody Energy Corp., 6.25%, 11/15/21 144A	610,000	604
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	775
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	946
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	1,330,000	1,264
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	205,000	213
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,340,000	1,404
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	953
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	485,000	525
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	1,070,000	1,067
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	1,010,000	1,048
	Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	474
	Severstal Columbus LLC, 10.25%, 2/15/18	940,000	941
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	305,000	245

Bonds (89.8%)	$ Par	Value $ (000’s)

Basic Materials continued
TPC Group LLC, 8.25%, 10/1/17	490,000	518
United States Steel Corp., 7.375%, 4/1/20	930,000	897
Vedanta Resources PLC, 8.25%, 6/7/21 144A	405,000	378
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	170
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	345,000	348

Total		45,057

Builders/Building Materials (0.8%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	305,000	297
D.R. Horton, Inc., 4.75%, 5/15/17	285,000	294
KB Home, 7.25%, 6/15/18	610,000	607
KB Home, 9.10%, 9/15/17	720,000	753
USG Corp., 7.875%, 3/30/20 144A	575,000	595
Vulcan Materials Co., 6.40%, 11/30/17	760,000	796

Total		3,342

Capital Goods (0.9%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,172
CNH Capital LLC, 6.25%, 11/1/16 144A	485,000	519
JMC Steel Group, 8.25%, 3/15/18 144A	405,000	402
SPX Corp., 6.875%, 9/1/17	615,000	670
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,017

Total		3,780

Consumer Products/Retailing (3.6%)
AutoNation, Inc., 5.50%, 2/1/20	540,000	556
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	1,110,000	1,193
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	647
J.C. Penney Corp., Inc., 7.95%, 4/1/17	690,000	690
JC Penney Corp., 7.65%, 8/15/16	120,000	121
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	775,000	744
Levi Strauss & Co., 6.875%, 5/1/22 144A	575,000	590

Bonds (89.8%)	$ Par	Value $ (000’s)

Consumer Products/Retailing continued
Levi Strauss & Co., 7.625%, 5/15/20	615,000	654
Limited Brands, Inc., 5.625%, 2/15/22	495,000	510
Limited Brands, Inc., 8.50%, 6/15/19	580,000	682
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	722
Rite Aid Corp., 7.50%, 3/1/17	377,000	385
Rite Aid Corp., 9.25%, 3/15/20 144A	820,000	820
Rite Aid Corp., 10.25%, 10/15/19	270,000	304
Rite Aid Corp., 10.375%, 7/15/16	470,000	497
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	425,000	462
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	220,000	249
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	610,000	689
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	1,020
SUPERVALU, Inc., 8.00%, 5/1/16	1,420,000	1,438
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	890
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	843
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	465,000	460

Total		15,166

Energy (16.3%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	933
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,191
ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	430
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	355
Bill Barrett Corp., 7.00%, 10/15/22	860,000	821
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,280
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,045
Chaparral Energy, Inc., 8.25%, 9/1/21	615,000	650
Chesapeake Energy Corp., 2.50%, 5/15/37	1,640,000	1,390
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,355

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	109

High Yield Bond Portfolio

Bonds (89.8%)	$ Par	Value $ (000’s)

Energy continued
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,236
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	765
Chesapeake Energy Corp., 9.50%, 2/15/15	765,000	824
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	685,000	671
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	425,000	383
Cimarex Energy Co., 5.875%, 5/1/22	960,000	997
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	640
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	989
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	566
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	941
Concho Resources, Inc., 7.00%, 1/15/21	615,000	658
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	1,200,000	1,267
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,037
El Paso Corp., 7.25%, 6/1/18	590,000	681
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,231
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,734
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	1,435,000	1,487
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,070
Forest Oil Corp., 7.25%, 6/15/19	725,000	665
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	517
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,013
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	345,000	342
Key Energy Services, Inc., 6.75%, 3/1/21 144A	230,000	223
Key Energy Services, Inc., 6.75%, 3/1/21	875,000	853

Bonds (89.8%)	$ Par	Value $ (000’s)

Energy continued
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	855,000	881
Laredo Petroleum, Inc., 7.375%, 5/1/22 144A	1,150,000	1,196
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,132
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	1,440,000	1,426
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	763
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	1,235,000	1,198
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	545,000	561
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	653
Newfield Exploration Co., 5.625%, 7/1/24	375,000	383
Newfield Exploration Co., 7.125%, 5/15/18	975,000	1,032
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	285,000	306
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,079
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	575,000	624
Offshore Group Investments, Ltd., 11.50%, 8/1/15	635,000	689
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	1,695,000	1,509
Oil States International, Inc., 6.50%, 6/1/19	605,000	629
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	1,460,000	1,456
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	860,000	873
Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,156
Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	859
Plains Exploration & Production Co., 6.75%, 2/1/22	1,020,000	1,040
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	822

Bonds (89.8%)	$ Par	Value $ (000’s)

Energy continued
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,254
Range Resources Corp., 5.00%, 8/15/22	575,000	568
Range Resources Corp., 5.75%, 6/1/21	725,000	758
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	670
Samson Investment Co., 9.75%, 2/15/20 144A	1,890,000	1,881
SandRidge Energy, Inc., 7.50%, 3/15/21	570,000	563
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	476
SandRidge Energy, Inc., 9.875%, 5/15/16	910,000	996
SESI LLC, 6.375%, 5/1/19	965,000	1,011
SESI LLC, 6.875%, 6/1/14	1,145,000	1,145
SM Energy Co., 6.50%, 11/15/21	460,000	468
SM Energy Co., 6.50%, 1/1/23 144A	335,000	338
SM Energy Co., 6.625%, 2/15/19	610,000	625
Swift Energy Co., 8.875%, 1/15/20	900,000	945
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	540,000	539
Transocean, Inc., 5.05%, 12/15/16	1,365,000	1,481
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	983
Venoco, Inc., 8.875%, 2/15/19	740,000	673
W&T Offshore, Inc., 8.50%, 6/15/19	905,000	934
WPX Energy, Inc., 5.25%, 1/15/17 144A	545,000	552
WPX Energy, Inc., 6.00%, 1/15/22 144A	685,000	682

Total		68,049

Financials (9.7%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	690,000	693
Air Lease Corp., 5.625%, 4/1/17 144A	1,915,000	1,886
Aircastle, Ltd., 6.75%, 4/15/17	920,000	934
Aircastle, Ltd., 7.625%, 4/15/20	285,000	289
Ally Financial, Inc., 4.625%, 6/26/15	845,000	850
Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,006

The Accompanying Notes are an Integral Part of the Financial Statements.

110	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (89.8%)	$ Par	Value $ (000’s)

Financials continued
Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,039
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,380
Ally Financial, Inc., 8.00%, 11/1/31	835,000	965
American General Finance Corp., 5.40%, 12/1/15	830,000	691
AmSouth Bank, 5.20%, 4/1/15	930,000	949
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,754,800	1,816
CIT Group, Inc., 4.75%, 2/15/15 144A	1,300,000	1,331
CIT Group, Inc., 5.00%, 5/15/17	575,000	592
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	1,977
CIT Group, Inc., 5.375%, 5/15/20	765,000	780
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	550
CIT Group, Inc., 7.00%, 5/2/16 144A	1,440,000	1,444
CIT Group, Inc., 7.00%, 5/2/17 144A	871,478	873
E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	616
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,340
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	431
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,025
International Lease Finance Corp., 5.75%, 5/15/16	660,000	670
International Lease Finance Corp., 6.25%, 5/15/19	660,000	672
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,461
International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,365
International Lease Finance Corp., 8.75%, 3/15/17	2,535,000	2,845
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,043
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,228
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,268

Bonds (89.8%)	$ Par	Value $ (000’s)

Financials continued
Regions Financial Corp., 7.75%, 11/10/14	1,795,000	1,939
SLM Corp., 6.00%, 1/25/17	880,000	909
SLM Corp., 8.00%, 3/25/20	965,000	1,057
SLM Corp., 8.45%, 6/15/18	970,000	1,086
Wells Fargo & Co., 7.98%, 3/29/49	560,000	615

Total		40,615

Foods (2.3%)
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	875,000	873
Constellation Brands, Inc., 6.00%, 5/1/22	220,000	237
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	719
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	671
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	984
Dean Foods Co., 7.00%, 6/1/16	820,000	871
Dean Foods Co., 9.75%, 12/15/18	820,000	914
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	705
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	451
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	936
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	725,000	674
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	897
Smithfield Foods, Inc., 10.00%, 7/15/14	254,000	290
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	542

Total		9,764

Gaming/Leisure/Lodging (4.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	976
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,058
Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,291
Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	1,265,000	1,275
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	770,000	803

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Choice Hotels International, Inc., 5.75%, 7/1/22	560,000	586
	The Geo Group, Inc., 6.625%, 2/15/21	460,000	475
	The Geo Group, Inc., 7.75%, 10/15/17	620,000	663
	Harrah’s Operating Co., 10.00%, 12/15/18	1,138,000	778
	Harrah’s Operating Co., 11.25%, 6/1/17	1,210,000	1,320
	Host Hotels & Resorts LP, 5.875%, 6/15/19	180,000	194
	MGM Resorts International, 7.625%, 1/15/17	685,000	707
	MGM Resorts International, 7.75%, 3/15/22	565,000	583
	MGM Resorts International, 8.625%, 2/1/19 144A	855,000	915
	MGM Resorts International, 9.00%, 3/15/20	745,000	831
	MGM Resorts International, 11.125%, 11/15/17	730,000	820
	Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	604
	Regal Entertainment Group, 9.125%, 8/15/18	730,000	803
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	372
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	327
	Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	449
	Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	740
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	551

	Total		17,121

	Health Care/Pharmaceuticals (7.8%)
	Alere, Inc., 8.625%, 10/1/18	925,000	934
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,560
	Capella Healthcare, Inc., 9.25%, 7/1/17	560,000	580
	Centene Corp., 5.75%, 6/1/17	880,000	884
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,311

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	111

High Yield Bond Portfolio

Bonds (89.8%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	359,000	368
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	340,000	370
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	605,000	656
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,261
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	349
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	266
HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,319
HCA, Inc., 5.875%, 3/15/22	1,730,000	1,808
HCA, Inc., 6.50%, 2/15/20	1,400,000	1,517
HCA, Inc., 7.25%, 9/15/20	1,595,000	1,755
HCA, Inc., 7.875%, 2/15/20	680,000	755
HCA, Inc., 8.00%, 10/1/18	730,000	819
HCA, Inc., 8.50%, 4/15/19	680,000	762
HCA, Inc., 9.875%, 2/15/17	87,000	94
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,177
Health Management Associates, Inc., 7.375%, 1/15/20 144A	570,000	606
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	812
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	923
Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	974
Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	336
Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	207
Patheon, Inc., 8.625%, 4/15/17 144A	645,000	626
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	690,000	678
Service Corp. International, 7.00%, 5/15/19	430,000	462

Bonds (89.8%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Service Corp. International, 8.00%, 11/15/21	225,000	258
Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	968
Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	1,044
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,092
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,527
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,639
Vanguard Health Systems, Inc., 0.00%, 2/1/16	17,000	11
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	702

Total		32,410

Media (9.7%)
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	256
Cablevision Systems Corp., 7.75%, 4/15/18	615,000	655
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,371
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,198
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,636
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	899
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	626
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	370
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,670,000	1,799
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	1,170,000	1,140
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	943
CSC Holdings LLC, 6.75%, 11/15/21 144A	1,215,000	1,294
CSC Holdings LLC, 7.875%, 2/15/18	1,740,000	1,953

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Media continued
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	514
(c)	Dex One Corp., 14.00%, 1/29/17	1,177,885	283
	DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,307
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,438
	DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,028
	Gannett Co., Inc., 7.125%, 9/1/18	410,000	439
	Gannett Co., Inc., 9.375%, 11/15/17	505,000	563
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,025
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	658
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,103
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	810
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,130
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	464,000	486
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	1,935,000	1,998
	The McClatchy Co., 11.50%, 2/15/17	625,000	648
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	357
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	670
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	291
	QVC, Inc., 5.125%, 7/2/22 144A	260,000	265
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	454
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,698
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	360,000	343
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,693
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	856
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,000
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	355
	Videotron Ltee, 5.00%, 7/15/22 144A	960,000	974

The Accompanying Notes are an Integral Part of the Financial Statements.

112	High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Media continued
	Virgin Media Finance PLC, 8.375%, 10/15/19	675,000	759
	WM Finance Corp., 11.50%, 10/1/18	1,065,000	1,177
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	930,000	1,000

	Total		40,462

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	9
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	79

	Total		88

	Real Estate (0.2%)
	DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	616

	Total		616

	Services (0.6%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	300,000	307
	Mobile Mini, Inc., 7.875%, 12/1/20	615,000	650
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	718
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	290,000	302
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	405,000	423

	Total		2,400

	Technology (4.6%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	1,150,000	1,179
	Amkor Technology, Inc., 6.625%, 6/1/21	965,000	963
	Avaya, Inc., 7.00%, 4/1/19 144A	755,000	700
	Equinix, Inc., 7.00%, 7/15/21	215,000	236
	Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,379
	First Data Corp., 7.375%, 6/15/19 144A	870,000	887
	First Data Corp., 8.25%, 1/15/21 144A	740,000	740
	First Data Corp., 9.875%, 9/24/15	1,930,000	1,954
(c)	First Data Corp., 10.55%, 9/24/15	1,214,022	1,241

Bonds (89.8%)	$ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,220
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,105,000	1,207
Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,145
Iron Mountain, Inc., 8.375%, 8/15/21	125,000	136
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,230,000	972
Seagate HDD Cayman, 6.875%, 5/1/20	735,000	790
Seagate HDD Cayman, 7.75%, 12/15/18	1,230,000	1,361
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,126
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	985
West Corp., 8.625%, 10/1/18	615,000	652
West Corp., 11.00%, 10/15/16	415,000	438

Total		19,311

Telecommunications (8.9%)
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	686
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	451
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	2,080,000	1,887
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	916
Cricket Communications, Inc., 7.75%, 10/15/20	3,295,000	3,147
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	948
Frontier Communications Corp., 8.125%, 10/1/18	610,000	648
Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,403
Frontier Communications Corp., 8.50%, 4/15/20	825,000	875
Frontier Communications Corp., 8.75%, 4/15/22	825,000	866
Frontier Communications Corp., 9.25%, 7/1/21	575,000	618
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,184

	Bonds (89.8%)	$ Par	Value $ (000’s)

	Telecommunications continued
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	304
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,118
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,089
	NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,462
	NII Capital Corp., 8.875%, 12/15/19	1,715,000	1,554
	Nokia Oyj, 5.375%, 5/15/19	955,000	752
	PAETEC Holding Corp., 8.875%, 6/30/17	450,000	485
	SBA Telecommunications, Inc., 8.00%, 8/15/16	441,000	470
	SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	337
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,537
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,498
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	575,000	598
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,214
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	1,525,000	1,704
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	575,000	604
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	1,140,000	1,271
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	1,150,000	1,001
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	937
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,114,163	763
	Windstream Corp., 7.00%, 3/15/19	680,000	697
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,744
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,172

	Total		36,940

	Transportation (0.3%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	632
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	534

	Total		1,166

	Utilities (3.8%)
	The AES Corp., 7.75%, 10/15/15	1,495,000	1,678

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	113

High Yield Bond Portfolio

Bonds (89.8%)	$ Par	Value $ (000’s)

Utilities continued
The AES Corp., 8.00%, 10/15/17	585,000	665
The AES Corp., 8.00%, 6/1/20	1,170,000	1,343
Calpine Corp., 7.50%, 2/15/21 144A	925,000	999
Calpine Corp., 7.875%, 7/31/20 144A	1,785,000	1,968
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	1,520,000	1,642
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	510,000	566
Elwood Energy LLC, 8.159%, 7/5/26	1,103,263	1,103
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	513
NRG Energy, Inc., 7.375%, 1/15/17	461,000	480
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	1,827
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,225
NRG Energy, Inc., 8.25%, 9/1/20	230,000	238
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	705
Puget Energy, Inc., 5.625%, 7/15/22 144A	950,000	976

Total		15,928

Total Bonds
(Cost: $361,656)		374,303

Short-Term Investments (7.6%)	$ Par	Value $ (000’s)

Electric Utilities (1.2%)
Emerson Electric Co., 0.13%, 8/16/12	5,000,000	4,999

Total		4,999

Finance Services (2.4%)
Alpine Securitization Corp., 0.22%, 7/24/12	5,000,000	4,999
Govco LLC, 0.40%, 7/3/12	5,000,000	5,000

Total		9,999

Machinery (1.2%)
John Deere Capital Corp., 0.14%, 7/13/12	5,000,000	5,000

Total		5,000

Miscellaneous Business Credit Institutions (1.2%)
Duke Energy Corp., 0.39%, 7/10/12	5,000,000	4,999

Total		4,999

Short-Term Investments (7.6%)	$ Par	Value $ (000’s)

Oil and Gas (1.2%)
Devon Energy Corp., 0.30%, 7/5/12	5,000,000	5,000

Total		5,000

Restaurants (0.4%)
Darden Restaurants, Inc., 0.27%, 7/2/12	1,700,000	1,700

Total		1,700

Total Short-Term Investments
(Cost: $31,697)		31,697

Total Investments (98.5%)
(Cost: $398,290)(a)		410,889

Other Assets, Less
Liabilities (1.5%)		6,152

Net Assets (100.0%)		417,041

The Accompanying Notes are an Integral Part of the Financial Statements.

114	High Yield Bond Portfolio

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $119,535 representing 28.6% of the net assets.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $398,290 and the net unrealized appreciation of investments based on that cost was $12,599 which is comprised of $22,053 aggregate gross unrealized appreciation and $9,454 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(n)	Security valued in good faith by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$996	$-	$-
Preferred Stocks	-	3,893	-
Corporate Bonds	-	374,215	88
Short-Term Investments	-	31,697	-
Total	$996	$409,805	$88

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	115

Multi-Sector Bond Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,070.72	$ 4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$ 4.12

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

116	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

Convertible Corporate Bonds (0.1%)	$ Par	Value $ (000’s)

Oil and Gas (0.1%)
Transocean, Inc., 1.50%, 12/15/37	300,000	299

Total Convertible Corporate Bonds
(Cost: $291)		299

Corporate Bonds (58.9%)

Aerospace/Defense (0.8%)
American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	89,816	96
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	194,163	201
American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	388,191	408
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	270,524	305
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	98,074	103
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	246,387	280
Delta Air Lines, Inc., 4.75%, 5/7/20	300,000	303
United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	333,954	380
US Airways Pass-Through Trust, 5.90%, 10/1/24	100,000	102
Waha Aerospace BV, 3.925%, 7/28/20 144A	255,000	266

Total		2,444

Autos/Vehicle Parts (1.5%)
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	300,000	302
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	206
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	1,000
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	201

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	444
(k)	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	2,049
	Meritor, Inc., 8.125%, 9/15/15	165,000	174
	Oshkosh Corp., 8.50%, 3/1/20	100,000	111

	Total		4,487

	Banking (11.3%)
	Abbey National Treasury Services PLC, 2.046%, 4/25/14	600,000	574
	Banco Bradesco SA, 2.566%, 5/16/14 144A	1,000,000	999
	Banco do Brasil SA, 2.256%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	226
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	103
	Banco Santander Brasil SA, 2.568%, 3/18/14 144A	400,000	385
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	790
	Banco Votorantim SA, 5.25%, 2/11/16 144A	400,000	409
	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,604
	Bank of America Corp., 5.75%, 12/1/17	500,000	534
	Bank of America Corp., 6.00%, 9/1/17	120,000	130
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,869
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	400,000	395
	Citigroup Capital XXI, 8.30%, 12/21/57	1,000,000	1,002
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	739
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	206
	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,271
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	279

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	400,000	406
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	542
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	441
(k)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,623
	HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	834
	ICICI Bank, Ltd., 5.50%, 3/25/15	400,000	410
	ICICI Bank, Ltd., 5.75%, 11/16/20 144A	100,000	99
	ICICI Bank, Ltd., 5.75%, 11/16/20	500,000	493
	Intesa Sanpaolo SpA, 2.867%, 2/24/14 144A	1,600,000	1,502
	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,000,000	1,050
	Lloyds TSB Bank PLC, 5.80%, 1/13/20 144A	900,000	962
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	299
(k)	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,678
	Morgan Stanley, 5.625%, 9/23/19	100,000	99
	Morgan Stanley, 5.95%, 12/28/17	200,000	205
	Morgan Stanley, 6.00%, 4/28/15	500,000	517
(k)	Morgan Stanley, 7.30%, 5/13/19	2,800,000	3,025
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	252
(k)	The Royal Bank of Scotland PLC, 4.875%, 8/25/14 144A	3,300,000	3,393
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	528
	SB Capital SA, 5.40%, 3/24/17	500,000	518
	SB Capital SA, 5.499%, 7/7/15	300,000	313
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	305

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	117

Multi-Sector Bond Portfolio

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Banking continued
	Turkiye Garanti Bankasi AS, 2.966%, 4/20/16 144A	200,000	184

	Total		33,493

	Basic Materials (4.5%)
	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	524
	Alrosa Finance SA, 7.75%, 11/3/20	900,000	943
	Berry Plastics Corp., 5.217%, 2/15/15	300,000	300
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	425
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	109
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,556
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	230
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	763
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	108
	CSN Resources SA, 6.50%, 7/21/20	200,000	217
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	156
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	600,000	603
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	100,000	106
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,100,000	1,122
	Huntsman International LLC, 8.625%, 3/15/21	600,000	676
	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	410
	Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	200
	Noble Group, Ltd., 4.875%, 8/5/15	200,000	200
	Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	288
	Noble Group, Ltd., 6.75%, 1/29/20 144A	500,000	482
(c)	Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15	600,000	573
(k)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,900,000	1,990

Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	600,000	632
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	200,000	217
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18 144A	400,000	392
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	100,000	104

Total		13,326

Builders/Building Materials (0.2%)
Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	147
Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	208
Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	104

Total		459

Cable/Media/Broadcasting/Satellite (1.0%)
Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	319
CSC Holdings LLC, 7.625%, 7/15/18	100,000	112
CSC Holdings LLC, 7.875%, 2/15/18	400,000	449
CSC Holdings LLC, 8.625%, 2/15/19	200,000	231
DISH DBS Corp., 7.125%, 2/1/16	325,000	357
EchoStar DBS Corp., 7.75%, 5/31/15	700,000	777
Quebecor Media, Inc., 7.75%, 3/15/16	300,000	308
Warner Music Group Corp., 9.50%, 6/15/16	300,000	327

Total		2,880

Consumer Products/Retailing (0.6%)
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	594,394	667
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	95,321	118

Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

Consumer Products/Retailing continued
Jarden Corp., 6.125%, 11/15/22	100,000	106
Rock-Tenn Co., 4.45%, 3/1/19 144A	200,000	205
Sally Holdings LLC/ Sally Capital, Inc., 6.875%, 11/15/19	100,000	109
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	226
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	200,000	226

Total		1,657

Electric Utilities (1.2%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	465
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	233
Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,514
Covanta Holding Corp., 6.375%, 10/1/22	100,000	106
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	101
Entergy Corp., 3.625%, 9/15/15	100,000	103
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	500,000	502
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	204
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	102
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	107
Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22 144A	200,000	204

Total		3,641

Energy (0.6%)
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	104
Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	106
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	105

The Accompanying Notes are an Integral Part of the Financial Statements.

118	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Energy continued
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	113
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	119
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	120
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	120
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	112
	Puget Energy, Inc., 5.625%, 7/15/22 144A	200,000	206
	SandRidge Energy, Inc., 7.50%, 3/15/21	200,000	198
	SandRidge Energy, Inc., 8.125%, 10/15/22 144A	400,000	404
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	104
	SandRidge Energy, Inc., 9.875%, 5/15/16	100,000	109

	Total		1,920

	Financials (0.5%)
	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,242
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	105

	Total		1,347

	Gaming/Leisure/Lodging (0.1%)
	MGM Resorts International, 8.625%, 2/1/19 144A	400,000	428

	Total		428

	Gas Pipelines (0.8%)
	El Paso Corp., 8.25%, 2/15/16	100,000	109
	El Paso Corp., 12.00%, 12/12/13	800,000	897
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	500
	NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	191
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	700,000	751
(n)	Selectica, 8.75%, 11/15/15	500,000	-

	Total		2,448

	Health Care (0.6%)
	Amgen, Inc., 3.625%, 5/15/22	800,000	827
	Amgen, Inc., 5.375%, 5/15/43	900,000	974

	Total		1,801

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Health Care/Pharmaceuticals (2.7%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	113
	Biomet, Inc., 10.00%, 10/15/17	548,000	585
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	321
	Biomet, Inc., 11.625%, 10/15/17	200,000	216
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,431
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	467,000	479
	DaVita, Inc., 6.375%, 11/1/18	400,000	413
(k)	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,384
	HCA, Inc., 9.875%, 2/15/17	130,000	141
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	110
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	337
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	627
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	965

	Total		8,122

	Independent Finance (6.2%)
	Ally Financial, Inc., 3.667%, 2/11/14	800,000	794
	Ally Financial, Inc., 3.868%, 6/20/14	1,000,000	990
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	422
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	424
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	327
	American International Group, Inc., 5.05%, 10/1/15	300,000	318
	American International Group, Inc., 5.60%, 10/18/16	200,000	217
(k)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,653
	Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	400,000	401
	Eksportfinans ASA, 0.661%, 4/5/13	100,000	97
	Eksportfinans ASA, 1.875%, 4/2/13	100,000	98

Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

Independent Finance continued
Eksportfinans ASA, 2.00%, 9/15/15	100,000	89
Eksportfinans ASA, 5.50%, 5/25/16	200,000	197
Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	200
Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	414
GATX Corp., 4.75%, 6/15/22	200,000	202
Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	210
Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	196
Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	202
Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	207
Ineos Finance PLC, 9.00%, 5/15/15 144A	1,200,000	1,266
IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,601
LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	608
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,455,000	1,537
Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	161,377	143
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	282
SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,231
Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	313
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	449
TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	207
TNK-BP Finance SA, 7.50%, 3/13/13	600,000	623
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	114
TNK-BP Finance SA, 7.875%, 3/13/18	500,000	572
Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	200,000	207
Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/25	100,000	105

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	119

Multi-Sector Bond Portfolio

Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

Independent Finance continued
Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20	400,000	433

Total		18,349

Industrial - Other (0.2%)
Rhodia SA, 6.875%, 9/15/20 144A	500,000	550
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	101

Total		651

Metals/Mining (1.9%)
Alcoa, Inc., 6.75%, 7/15/18	200,000	226
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	103
ArcelorMittal, 7.00%, 10/15/39	100,000	97
Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	223
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	669
Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	829
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	191
Severstal OAO, 6.70%, 10/25/17 144A	700,000	706
Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	321
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	815
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	418
Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	116
Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,030

Total		5,744

Oil and Gas (8.7%)
AK Transneft OAO, 7.70%, 8/7/13	200,000	212
AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,247
Anadarko Finance Co., 7.50%, 5/1/31	100,000	126
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	340
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	348
BP Capital Markets PLC, 3.245%, 5/6/22	1,100,000	1,139
Continental Resources, Inc., 7.125%, 4/1/21	100,000	112

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	Ecopetrol SA, 7.625%, 7/23/19	720,000	907
	Gazprom OAO, 5.625%, 7/22/13	28,215	29
	Gazprom OAO, 6.51%, 3/7/22	1,000,000	1,109
	Gazprom OAO, 7.288%, 8/16/37	700,000	794
	Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,273
	Gazprom OAO, 9.25%, 4/23/19	200,000	249
	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,127
	KazMunayGas National Co., 6.375%, 4/9/21 144A	900,000	990
	KazMunayGas National Co., 7.00%, 5/5/20 144A	300,000	340
	KazMunayGas National Co., 8.375%, 7/2/13	300,000	315
	KazMunayGas National Co., 11.75%, 1/23/15	700,000	833
	Nakilat, Inc., 6.067%, 12/31/33	200,000	223
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	319
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	106
	OGX Austria GmbH, 8.375%, 4/1/22 144A	500,000	431
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,627
(k)	Petrobras International Finance Co., 5.375%, 1/27/21	2,400,000	2,587
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	665
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	280
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	86
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	78
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,000,000	563
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	1,008
	Petroleos de Venezuela SA, 8.50%, 11/2/17	100,000	81
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,607
	Petroleos Mexicanos, 8.00%, 5/3/19	1,000,000	1,270
	Pride International, Inc., 8.50%, 6/15/19	500,000	646

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	419,900	460
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	659
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	910
	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	800,000	784
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	71,545	74

	Total		25,954

	Other Finance (3.6%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	856,000	886
	Banque PSA Finance, 2.361%, 4/4/14 144A	1,000,000	973
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	491
	Braskem Finance, Ltd., 5.375%, 5/2/22 144A	400,000	402
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	257
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	721
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,448
	Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,198
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	500,000	508
	RCI Banque SA, 2.339%, 4/11/14 144A	900,000	875
	SLM Corp., 5.00%, 4/15/15	600,000	605
(k)	SLM Corp., 6.25%, 1/25/16	2,000,000	2,100
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	90,516	93

	Total		10,557

	Other Services (0.3%)
	Ecolab, Inc., 3.00%, 12/8/16	800,000	843

	Total		843

	Paper and Forest Products (0.3%)
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	353
	Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	134

The Accompanying Notes are an Integral Part of the Financial Statements.

120	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Paper and Forest Products continued
	Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	423

	Total		910

	Real Estate Investment Trusts (1.5%)
(k)	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,759
	Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	209
	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,232
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,116

	Total		4,316

	Services (0.2%)
	ARAMARK Corp., 3.966%, 2/1/15	250,000	248
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	227
	Pearson PLC, 5.50%, 5/6/13 144A	100,000	104

	Total		579

	Technology (0.5%)
	Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	105
	First Data Corp., 7.375%, 6/15/19 144A	500,000	510
	Hewlett-Packard Co., 3.30%, 12/9/16	700,000	732

	Total		1,347

	Telecommunications (2.7%)
	America Movil SAB de CV, 2.375%, 9/8/16	1,100,000	1,128
	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,191
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	972
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	126
	Frontier Communications Corp., 7.875%, 4/15/15	66,000	73
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	213
	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,171
	Qwest Corp., 7.25%, 9/15/25	500,000	549

	Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

	Telecommunications continued
	Telecom Italia Capital SA, 7.721%, 6/4/38	100,000	88
	Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	700,000	814
	tw telecom holdings, inc., 8.00%, 3/1/18	600,000	654
	Vimpel Communications, 7.748%, 2/2/21 144A	200,000	193
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	263
	Windstream Corp., 7.875%, 11/1/17	100,000	109
	Windstream Corp., 8.125%, 8/1/13	600,000	632

	Total		8,176

	Tobacco (0.8%)
	Altria Group, Inc., 9.70%, 11/10/18	700,000	969
	Altria Group, Inc., 10.20%, 2/6/39	800,000	1,301
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	60

	Total		2,330

	Transportation (0.9%)
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	497
	DP World, Ltd., 6.85%, 7/2/37	200,000	197
	Penske Truck Leasing Co./PTL Finance Corp., 3.75%, 5/11/17 144A	300,000	302
(k)	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,708

	Total		2,704

	Utilities (0.6%)
	The AES Corp., 7.75%, 3/1/14	700,000	760
	The AES Corp., 8.00%, 10/15/17	100,000	114
	The AES Corp., 8.00%, 6/1/20	300,000	344
	NRG Energy, Inc., 7.625%, 1/15/18	600,000	621

	Total		1,839

	Yankee Sovereign (4.1%)
(k)	Colombia Government International Bond, 8.125%, 5/21/24	1,200,000	1,744
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	535
(k)	Indonesia Government International Bond, 6.875%, 1/17/18	5,100,000	6,031

Corporate Bonds (58.9%)	$ Par	Value $ (000’s)

Yankee Sovereign continued
Peruvian Government International Bond, 7.35%, 7/21/25	800,000	1,124
Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,384
Russian Government International Bond, 4.50%, 4/4/22 144A	800,000	830
Russian Government International Bond, 7.50%, 3/31/30	304,290	365
Venezuela Government International Bond, 7.75%, 10/13/19	100,000	77
Venezuela Government International Bond, 8.25%, 10/13/24	200,000	144

Total		12,234

Total Corporate Bonds
(Cost: $166,778)		174,986

Foreign Bonds (17.4%)	Par

Autos / Vehicle Parts (0.3%)
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	652
Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	127

Total		779

Banking (0.7%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	656
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	393
Caisse Centrale du Credit Immobilier de France SA, 3.593%, 8/9/13	100,000	123
The Royal Bank of Scotland PLC, 1.997%, 3/30/15	1,100,000	897

Total		2,069

Basic Materials (1.0%)
Grohe Holdings GmbH, 4.662%, 9/15/17	100,000	119
Kinove German Bondco GmbH, 10.00%, 6/15/18	1,080,000	1,396
Obrascon Huarte Lain SA, 8.75%, 3/15/18	800,000	969
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	407

Total		2,891

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	121

Multi-Sector Bond Portfolio

Foreign Bonds (17.4%)	Par	Value $ (000’s)

Beverage/Bottling (0.2%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	300,000	398
OI European Group BV, 6.75%, 9/15/20	200,000	268

Total		666

Cable/Media/Broadcasting/Satellite (0.6%)
Nokia OYJ, 5.50%, 2/4/14	200,000	240
UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,703

Total		1,943

Energy (0.4%)
NXP BV/NXP Funding LLC, 3.507%, 10/15/13	37,305	47
Tokyo Electric Power Co., 4.50%, 3/24/14	950,000	1,196

Total		1,243

Finance Lessors (0.1%)
The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	182

Total		182

Governments (11.4%)
Banque Centrale de Tunisie SA, 6.25%, 2/20/13	300,000	389
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/17	3,251,000	1,658
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/21	604,000	301
Commonwealth of Australia Treasury Indexed Bonds, 3.00%, 9/20/25	400,000	565
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,100,000	4,143
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,897
Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,645
New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	386
Province of Ontario Canada, 3.15%, 6/2/22	3,100,000	3,134
Province of Ontario Canada, 4.00%, 6/2/21	100,000	109

Foreign Bonds (17.4%)	Par	Value $ (000’s)

Governments continued
Province of Ontario Canada, 4.20%, 3/8/18	300,000	328
Province of Ontario Canada, 4.20%, 6/2/20	300,000	329
Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,889
Province of Quebec Canada, 4.50%, 12/1/19	300,000	335
Province of Quebec Canada, 4.50%, 12/1/20	2,900,000	3,238
Republic of South Africa, 8.00%, 12/21/18	31,000,000	4,011
Republic of South Africa, 13.50%, 9/15/15	29,700,000	4,409
United Kingdom Gilt Bond, 3.75%, 9/7/21	1,100,000	2,028

Total		33,794

Independent Finance (1.3%)
American International Group, Inc., 8.625%, 5/22/38	100,000	157
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	556
GMAC International Finance BV, 7.50%, 4/21/15	400,000	528
Ineos Group Holdings SA, 7.875%, 2/15/16	400,000	439
IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	967
LBG Capital No. 1 PLC, 7.869%, 8/25/20	100,000	134
LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	783
Mondi Finance PLC, 5.75%, 4/3/17	100,000	140
Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	125

Total		3,829

Other Finance (0.4%)
ING Groep NV, 5.14%, 3/17/49	600,000	666
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	497

Total		1,163

	Foreign Bonds (17.4%)	Par	Value $ (000’s)

	Retail Food and Drug (0.0%)
	Spirit Issuer PLC, 6.582%, 12/28/18	100,000	127

	Total		127

	Structured Products (0.3%)
	EMF-NL BV, 1.553%, 4/17/41	300,000	299
	Epic Opera PLC, 1.263%, 7/28/16	44,499	65
	Eurosail-NL BV, 1.503%, 10/17/40	226,396	256
	Real Estate Capital No. 5 PLC, 1.243%, 7/25/16	191,223	287

	Total		907

	Telecommunications (0.7%)
	Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,512
	Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	653

	Total		2,165

	Total Foreign Bonds
	(Cost: $52,244)		51,758

	Governments (5.6%)	$ Par

	Governments (5.6%)
(k)	US Treasury, 0.25%, 12/15/14	6,500,000	6,483
(k)	US Treasury, 3.125%, 11/15/41	3,200,000	3,440
	US Treasury, 3.75%, 8/15/41	100,000	120
(k)	US Treasury, 6.375%, 8/15/27	4,300,000	6,623

	Total Governments
	(Cost: $16,207)		16,666

	Municipal Bonds (3.7%)

	Municipal Bonds (3.7%)
	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	126
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	139
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	274

The Accompanying Notes are an Integral Part of the Financial Statements.

122	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Municipal Bonds (3.7%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	78
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	536
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	253
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	248
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	236
California State, Series 2010, 7.95%, 3/1/36 GO	100,000	118
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	359
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	134
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	278
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	76
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	75
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	80
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	399
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	140
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	123

Municipal Bonds (3.7%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	251
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	131
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	282
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	131
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	397
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	364
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	633
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	121
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	267
North Texas Tollway Authority, Series 2010-B2, 8.91%, 2/1/30 RB	100,000	115
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	150
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	276
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	225

Municipal Bonds (3.7%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,333
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	110
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	107
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	113
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	78
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,270,000	955
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	945
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	122
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	131

Total Municipal Bonds
(Cost: $9,192)		10,909

Structured Products (4.4%)

Structured Products (4.4%)
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	21,897	22
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	392

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	123

Multi-Sector Bond Portfolio

Structured Products (4.4%)	$ Par	Value $ (000’s)

Structured Products continued
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.237%, 9/25/45	14,319	11
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 2.166%, 5/17/60 144A	300,000	300
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.805%, 6/10/49	100,000	113
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.916%, 2/10/51	100,000	115
Banc of America Funding Corp., Series 2007-6, Class A1, 0.29%, 7/25/37	223,843	151
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.474%, 6/20/47	300,000	235
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.244%, 11/20/35	475,844	379
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.123%, 5/25/47	56,948	38
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.743%, 7/25/34	51,529	50
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.927%, 11/25/36	530,613	310
Bear Stearns Asset Backed Securities, Series 2006-HE10, Class 1A2, 0.445%, 12/25/36	100,000	67
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.795%, 10/25/34	423,502	420
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.854%, 6/11/40	181,002	187

Structured Products (4.4%)	$ Par	Value $ (000’s)

Structured Products continued
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	580,658	459
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.455%, 12/25/36	100,000	34
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.019%, 9/25/37	53,985	34
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.975%, 9/25/37	251,759	166
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.439%, 12/20/46	91,421	49
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.454%, 7/20/46	39,604	15
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.574%, 11/20/35	20,742	12
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.147%, 12/25/35	18,676	11
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	894,912	626
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	82,392	78
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	75,893	76
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.395%, 4/25/46	458,555	381

Structured Products (4.4%)	$ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.505%, 5/25/36	93,891	90
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.535%, 7/25/36	100,000	35
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	229,419	220
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	45
Federal National Mortgage Association, Series 2003-W6, Class F, 0.595%, 9/25/42	58,351	58
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	64,344	63
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,028
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.655%, 9/25/35	49,515	48
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.705%, 1/25/36	11,175	9
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	482,205	418
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.485%, 7/25/35	5,902	4
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.716%, 10/25/34	86,160	75
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.088%, 7/25/35	89,643	83
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.477%, 6/25/37	297,896	258

The Accompanying Notes are an Integral Part of the Financial Statements.

124	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (4.4%)	$ Par	Value $ (000’s)

Structured Products continued
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.745%, 3/26/37 144A	518,298	465
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.147%, 12/25/35	1,225,076	1,097
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3B, 5.656%, 2/12/39	100,000	101
Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A31, 5.439%, 2/12/44	100,000	105
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.595%, 2/25/33	93,537	76
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 3.205%, 7/25/35	1,005,515	904
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.275%, 3/25/35	605,530	428
SLM Student Loan Trust, Series 2011-B, Class A3, 2.492%, 6/16/42 144A	100,000	96
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	75,416	78
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	405
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.322%, 6/15/20 144A	101,534	94
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.332%, 9/15/21 144A	275,674	267

	Structured Products (4.4%)	$ Par	Value $ (000’s)

	Structured Products continued
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 0.847%, 2/25/47	40,805	25
	WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.472%, 3/25/36	783,879	586
	WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 2.713%, 2/25/37	42,575	31
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.615%, 4/25/36	372,589	293
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.619%, 7/25/36	757,168	568
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.629%, 7/25/36	12,378	9
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	60,443	61
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.019%, 11/25/37	375,897	308

	Total Structured Products
	(Cost: $14,083)		13,162

	Short-Term Investments (6.4%)

	Federal Government & Agencies (6.3%)
(k)	Federal Home Loan Bank, 0.00%, 12/5/12	9,600,000	9,595
(b)	Federal Home Loan Bank, 0.00%, 12/17/12	3,100,000	3,098
(b)	Federal Home Loan Bank, 0.00%, 1/3/13	2,700,000	2,698
(k)	Federal Home Loan Bank, 0.00%, 1/22/13	3,300,000	3,298

	Total		18,689

	Governments (0.1%)
	US Treasury Bill, 0.00%, 5/30/13	200,000	200

Short-Term Investments (6.4%)	$ Par	Value $ (000’s)

Governments continued
US Treasury Bill, 0.20%, 3/7/13	120,000	120
Total		320

Total Short-Term Investments
(Cost: $19,005)		19,009

Total Investments (96.5%)
(Cost: $277,800)(a)		286,789
Other Assets, Less
Liabilities (3.5%)		10,371
Net Assets (100.0%)		297,160

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	125

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $58,102 representing 19.6% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $277,800 and the net unrealized appreciation of investments based on that cost was $8,989 which is comprised of $12,262 aggregate gross unrealized appreciation and $3,273 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2012, $18,226)	74	6/15	$ 88
Euro Bund Future (Long) (Total Notional Value at June 30, 2012, $540)	3	9/12	(17)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at June 30, 2012, $3,480)	22	9/12	(42)

(c)	PIK - Payment In Kind

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America, N.A.	AUD	9,280	8/12	$-		$(185)	$(185)
Buy	Morgan Stanley & Co., Inc.	BRL	988	8/12	2		-	2
Buy	UBS AG	BRL	1,903	8/12	40		-	40
Sell	Barclays Bank PLC	BRL	4,363	8/12	75		-	75
Sell	UBS AG	CAD	10,306	9/12	-		(78)	(78)
Buy	Citibank, N.A.	CNY	4,361	2/13	-		(17)	(17)
Buy	Goldman Sachs International	CNY	7,472	2/13	-		(30)	(30)
Buy	UBS AG	CNY	36,342	2/13	-		(75)	(75)
Sell	BNP Paribas S.A.	CNY	15,400	2/13	30		-	30
Sell	UBS AG	CNY	32,776	2/13	48		-	48
Buy	Barclays Bank PLC	EUR	411	7/12	-		(2)	(2)
Buy	Royal Bank Of Canada	EUR	283	7/12	2		-	2
Buy	UBS AG	EUR	1,359	7/12	-		(4)	(4)
Sell	Bank of America, N.A.	EUR	532	7/12	22		-	22
Sell	Barclays Bank PLC	EUR	14,586	7/12	455		-	455
Sell	BNP Paribas S.A.	EUR	119	7/12	-		(1)	(1)
Sell	JPMorgan Chase Bank, N.A.	EUR	121	7/12	-		(1)	(1)
Sell	Royal Bank of Scotland PLC	EUR	367	7/12	-		(2)	(2)
Sell	UBS AG	EUR	1,838	7/12	-		(22)	(22)
Sell	BNP Paribas S.A.	GBP	3,740	9/12	-		(73)	(73)
Sell	JPMorgan Chase Bank, N.A.	GBP	4	9/12	-		- (m)	- (m)
Buy	HSBC Bank USA	IDR	1,230,600	1/13	2		-	2
Sell	Morgan Stanley & Co., Inc.	IDR	28,267,892	1/13	-		(42)	(42)
Buy	JPMorgan Chase Bank, N.A.	INR	88,222	7/12	-		(322)	(322)
Buy	HSBC Bank USA	INR	2,772	10/12	1		-	1
Sell	HSBC Bank USA	INR	2,772	7/12	-		(1)	(1)
Sell	JPMorgan Chase Bank, N.A.	INR	85,450	7/12	147		-	147
Buy	Barclays Bank PLC	KRW	4,609	7/12	-	(m)	-	- (m)
Sell	UBS AG	KRW	4,609	7/12	-	(m)	-	- (m)
Sell	Barclays Bank PLC	KRW	4,609	9/12	-		- (m)	- (m)
Buy	JPMorgan Chase Bank, N.A.	MXN	252	8/12	1		-	1
Buy	UBS AG	MXN	19,328	8/12	67		-	67
Sell	JPMorgan Chase Bank, N.A.	MXN	32,287	8/12	61		-	61

The Accompanying Notes are an Integral Part of the Financial Statements.

126	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Citibank, N.A.	PHP	1,148	10/12	$-	$(1)	$(1)
Sell	UBS Financial/Painewebber	SGD	26	8/12	1	-	1
Sell	JPMorgan Chase Bank, N.A.	ZAR	12,287	7/12	-	(32)	(32)
Sell	UBS AG	ZAR	56,895	7/12	5	-	5

					$959	$(888)	$71

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on June 30, 2012.

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call – OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	3/18	1,100	$(30)
Put – OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.70%	3/18	1,100	(4)

(Premiums Received $34)							$(34)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on June 30, 2012.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	(1)	5,900	$11
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	- (m)	5,800	11
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	(14)	72,000	86
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs	Pay	5.50%	9/17	MXN	6	32,000	29
28 Day Mexico	Morgan Stanley	Pay	5.50%	9/17	MXN	2	10,000	9
Interbank TIIE Banxico	Capital Services LLC
Australian 6 Month Bank Bill	Citibank N.A.	Pay	3.50%	3/18	AUD	(3)	7,900	(90)
Brazil Cetip Interbank Deposit	BNP Paribas SA	Pay	10.78%	1/14	BRL	-	700	14
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	12.12%	1/14	BRL	- (m)	200	7
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	10.17%	1/14	BRL	(4)	11,000	163
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	10.87%	1/14	BRL	(2)	4,000	79
Brazil Cetip Interbank Deposit	UBS AG	Pay	10.38%	1/14	BRL	(10)	2,100	24

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	127

Multi-Sector Bond Portfolio

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Brazil Cetip Interbank Deposit	UBS AG	Pay	10.77%	1/14	BRL	(1)	4,000	$76
Brazil Cetip Interbank Deposit	UBS AG	Pay	12.40%	1/14	BRL	(2)	3,400	112
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	10.14%	1/15	BRL	(1)	10,600	182
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	9.31%	1/15	BRL	(110)	17,200	45

								$758

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	4.013%	26	300	$(35)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18	USD	3.705%	27	500	(42)
Ally Financial, Inc., 8.30%, 2/12/15	Citibank N.A.	Sell	5.00%	3/13	USD	1.586%	(1)	200	4
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/14	USD	1.494%	7	100	14
Arcelormittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16	EUR	4.810%	22	350	(37)
AT&T, Inc., 2.50%, 8/15/15	Citibank N.A.	Sell	1.00%	9/17	USD	0.932%	- (m)	100	- (m)
Caterpillar, Inc, 5.70%, 8/15/16	Goldman Sachs International	Sell	1.00%	6/17	USD	1.162%	3	600	(1)
Caterpillar, Inc, 5.70%, 8/15/16	UBS AG	Sell	1.00%	6/17	USD	1.162%	1	200	- (m)
Excelon Generation Co. LLC, 6.20%, 10/1/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	6/17	USD	2.492%	50	700	2
Federative Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	1.859%	48	1,200	(35)
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	1.859%	12	300	(9)
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	1.859%	16	400	(11)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	12/15	USD	1.224%	-	1,200	(9)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	1.345%	15	600	6
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.492%	3	200	(2)
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.448%	18	1,100	(4)
HCA, Inc., 8.00%, 10/1/18	Goldman Sachs International	Sell	5.00%	6/17	USD	4.644%	4	200	7
Intesa Sanpaolo SPA, 4.75%, 6/15/17	Barclays Bank PLC	Buy	3.00%	3/14	USD	4.116%	(27)	1,000	(9)
Nokia Corp., 6.75%, 2/4/19	Barclays Bank PLC	Sell	1.00%	3/14	EUR	7.454%	10	400	(43)
Nokia Corp., 6.75%, 2/4/19	Citibank N.A.	Sell	5.00%	6/15	EUR	9.613%	4	200	(24)
Nokia Corp., 6.75%, 2/4/19	HSBC Bank USA	Sell	5.00%	6/14	EUR	8.413%	(5)	600	(52)
NRG Energy, Inc., 7.375%, 2/1/16	Barclays Bank PLC	Sell	5.00%	6/16	USD	4.858%	(29)	1,100	(24)

The Accompanying Notes are an Integral Part of the Financial Statements.

128	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
NRG Energy, Inc., 7.375%, 2/1/16	Citibank N.A.	Sell	5.00%	6/16	USD	4.858%	(7)	200	$(6)
People’s Republic of China, 4.75%, 10/29/13	Citibank N.A.	Sell	1.00%	12/16	USD	1.028%	12	300	12
People’s Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/16	USD	0.955%	(1)	200	- (m)
People’s Republic of China, 4.75%, 10/29/13	UBS AG	Sell	1.00%	6/17	USD	1.152%	7	500	3
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.472%	4	200	2
Republic of Indonesia, 7.25%, 4/20/15	HSBC Bank USA	Sell	1.00%	6/17	USD	1.862%	7	200	(1)
Republic of Philippines, 10.625%, 3/16/25	HSBC Bank USA	Sell	1.00%	6/17	USD	1.523%	5	200	- (m)
Republic of Philippines, 10.625%, 3/16/25	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.439%	60	1,800	24
Republic of Philippines, 10.625%, 3/16/25	Morgan Stanley Capital Services LLC	Sell	2.44%	9/17	USD	1.598%	-	100	4
Republic of South Africa, 6.50%, 6/2/14	HSBC Bank USA	Sell	1.00%	6/17	USD	1.586%	6	200	- (m)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	6/17	USD	8.776%	22	200	(7)
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	6/17	USD	2.259%	15	300	(3)
Russian Federation, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	2.206%	291	5,700	(15)
SLM Corp., 6.25%, 1/25/16	Citibank N.A.	Sell	5.00%	6/17	USD	4.359%	2	200	8
Sprint Nextel Corp., 6.00%, 12/1/16	UBS AG	Sell	5.00%	3/17	USD	6.632%	83	1,100	14
TNK-BP Finance SA, 7.50%, 7/18/16	HSBC Bank USA	Sell	1.00%	12/12	USD	1.294%	5	700	4
Tokyo Electric Power Co., 0.675%, 5/30/13	Citibank N.A.	Sell	1.00%	9/12	JPY	2.414%	3	11,800	3
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	1.286%	71	4,200	16
United Mexican States, 5.95%, 3/19/19	HSBC Bank USA	Sell	1.00%	6/17	USD	1.328%	2	200	(1)
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	1.187%	12	500	9
Volkswagen International Finance NV, 5.375%, 5/22/18	Goldman Sachs International	Sell	1.00%	9/17	EUR	1.513%	11	300	1

									$(237)

Credit Default Swaps on Credit Indices

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones CDX NA Emerging Markets Index, Series 17	Barclays Bank PLC	Sell	5.00%	6/17	USD	2.846%	(202)	2,150	$6
Dow Jones CDX NA Emerging Markets Index, Series 17	BNP Paribas SA	Sell	5.00%	6/17	USD	2.846%	(37)	300	(8)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	129

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones CDX NA Emerging Markets Index, Series 17	HSBC Bank USA	Sell	5.00%	6/17	USD	2.846%	(83)	800	$(5)
Dow Jones CDX NA High Yield Index, Series 9	Morgan Stanley Capital Services LLC	Sell	3.75%	12/12	USD	1.163%	19	4,100	70
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	Sell	5.00%	6/17	USD	2.846%	(1,360)	17,200	310
Markit MCDX Index, Series 18	JPMorgan Chase Bank, N.A.	Sell	1.00%	6/17	USD	1.752%	51	1,200	13

									$386

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD LIBOR	Pay	1.50%	6/17	USD	-	100	$2

							$2

(k)	Cash or securities with an aggregate value of $68,032 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$16,666	$-
Foreign Bonds	-	51,758	-
Municipal Bonds	-	10,909	-
Convertible Corporate Bonds	-	299	-
Corporate Bonds	-	174,986	-
Structured Products	-	13,162	-
Short-Term Investments	-	19,009	-
Other Financial Instruments^
Credit Default Swaps	-	532	-
Forward Currency Contracts	-	959	-
Futures	88	-	-
Interest Rate Swaps	2	848	-
Liabilities:
Other Financial Instruments^
Credit Default Swaps	-	(383)	-
Forward Currency Contracts	-	(888)	-
Futures	(59)	-	-
Interest Rate Swaps	-	(90)	-
Written Options	-	(34)	-
Total	$31	$287,733	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

130	Multi-Sector Bond Portfolio

Commodities Return Strategy Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The notional value of total return commodity swap agreements outstanding on June 30, 2011 totaled 99% of the Portfolio’ net assets.

The Portfolio is designed to achieve positive total return relative to the Dow Jones-UBS Commodity Index Total Return by investing, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked derivative instruments backed by a portfolio of fixed income securities. Use of these instruments may involve certain costs and imposes certain risks such as commodity, counterparty, correlation, management, credit, interest rate, liquidity and market risks and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Exposure to commodity markets should only form a small part of a diversified portfolio. At any time, the loss associated with a particular investment held by the Portfolio may be significantly higher than 50% of the value of the investment. Investors considering an investment in the Portfolio should be willing to accept significant volatility in the Portfolio’s performance, particularly over shorter time periods.

The Portfolio is non-diversified, which means it may invest a greater portion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$ 952.91	$ 4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$ 4.32

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Commodities Return Strategy Portfolio	131

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

June 30, 2012 (unaudited)

Governments (83.2%)	$ Par	Value $ (000’s)

Governments (83.2%)
Federal Farm Credit Bank, 0.215%, 7/25/14	3,000,000	2,999
Federal Farm Credit Bank, 0.232%, 11/18/13	4,750,000	4,749
Federal Farm Credit Bank, 0.235%, 1/28/15	3,000,000	2,999
Federal Farm Credit Bank, 0.238%, 5/2/14	3,000,000	3,001
Federal Farm Credit Bank, 0.30%, 5/3/13	1,000,000	1,001
Federal Farm Credit Bank, 0.40%, 5/19/14	8,000,000	8,011
Federal Farm Credit Bank, 0.40%, 9/30/14	3,000,000	3,000
Federal Home Loan Bank, 0.179%, 11/1/12	3,000,000	3,000
Federal Home Loan Bank, 0.19%, 11/25/13	3,000,000	3,000
Federal Home Loan Bank, 0.24%, 4/12/13	3,000,000	2,999
Federal Home Loan Bank, 0.28%, 3/8/13	2,000,000	2,000
Federal Home Loan Bank, 0.29%, 11/8/13	4,000,000	3,998
Federal Home Loan Bank, 0.30%, 5/23/13	3,000,000	2,999
Federal Home Loan Bank, 0.32%, 5/17/13	3,000,000	3,002
Federal Home Loan Bank, 0.38%, 3/15/13	4,000,000	4,005
Federal Home Loan Bank, 0.40%, 7/2/14	1,500,000	1,500
Federal Home Loan Mortgage Corp., 0.515%, 11/26/12	4,980,000	4,987
Federal Home Loan Mortgage Corp., 0.625%, 12/28/12	3,000,000	3,006
Federal Home Loan Mortgage Corp., 1.625%, 4/15/13	4,000,000	4,043
Federal National Mortgage Association, 0.21%, 11/8/13	3,000,000	3,001
Federal National Mortgage Association, 0.256%, 3/14/13	2,000,000	2,002
Federal National Mortgage Association, 0.29%, 11/23/12	3,185,000	3,187
Federal National Mortgage Association, 0.38%, 8/9/13	2,000,000	2,004
Federal National Mortgage Association, 0.50%, 10/30/12	5,600,000	5,606
Federal National Mortgage Association, 0.55%, 8/23/13	1,500,000	1,500

	Governments (83.2%)	$ Par	Value $ (000’s)

	Governments continued
	Federal National Mortgage Association, 0.60%, 10/25/13	1,000,000	1,001
	Federal National Mortgage Association, 3.625%, 2/12/13	4,695,000	4,791
	US Treasury, 0.375%, 8/31/12	2,000,000	2,001
	US Treasury, 0.375%, 10/31/12	1,000,000	1,001
	US Treasury, 0.625%, 1/31/13	1,000,000	1,003
	US Treasury, 0.625%, 4/30/13	4,000,000	4,013
	US Treasury, 1.125%, 12/15/12	1,000,000	1,004
	US Treasury, 1.375%, 11/15/12	2,000,000	2,009
	US Treasury, 1.375%, 5/15/13	1,000,000	1,010
	US Treasury, 1.50%, 7/15/12	2,000,000	2,001

	Total Governments
	(Cost: $101,421)		101,433

	Short-Term Investments (11.5%)

	Federal Government & Agencies (7.4%)
	Federal Home Loan Mortgage Corp., 0.12%, 10/3/12	3,000,000	2,999
	Federal Home Loan Mortgage Corp., 0.14%, 10/16/12	3,000,000	2,999
(k)	Federal National Mortgage Association, 0.12%, 9/5/12	3,000,000	3,000

	Total		8,998

	Government (4.1%)
	US Treasury Bill, 0.113%, 8/23/12	1,000,000	1,000
(k)	US Treasury Bill, 0.135%, 11/8/12	2,000,000	1,999
	US Treasury Bill, 0.14%, 10/11/12	2,000,000	2,000

	Total		4,999

	Total Short-Term Investments
	(Cost: $13,995)		13,997

	Total Investments (94.7%)
	(Cost: $115,416)(a)		115,430

	Other Assets, Less
	Liabilities (5.3%)		6,507

	Net Assets (100.0%)		121,937

The Accompanying Notes are an Integral Part of the Financial Statements.

132	Commodities Return Strategy Portfolio

Commodities Return Strategy Portfolio

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $115,416 and the net unrealized appreciation of investments based on that cost was $14 which is comprised of $26 aggregate gross unrealized appreciation and $12 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/12	3,353	$125
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/12	26,998	948
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	7/12	11,586	407
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,676	305
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	7,754	288
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	7/12	11,832	440
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	7/12	16,732	587
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/12	13,223	492
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/12	17,072	599

						$4,191

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash and securities with an aggregate value of $5,499 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2012.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$101,433	$-
Short-Term Investments	-	13,997	-
Other Financial Instruments^
Total Return Swaps	-	4,191	-
Total	$-	$119,621	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Commodities Return Strategy Portfolio	133

Balanced Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to foreign securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio, and changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ expenses.

The Portfolio may use derivative instruments for hedging purposes, to adjust the Portfolio’s style or term structure and duration, to seek to enhance returns or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

134	Balanced Portfolio

Balanced Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,047.48	$ 1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$ 1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced Portfolio	135

Balanced Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $(000’s)

	Large Cap Common Stocks (21.3%)

	Consumer Discretionary (2.7%)
	Coach, Inc.	40,525	2,370
	Comcast Corp. - Class A	289,250	9,247
*	Delphi Automotive PLC	97,950	2,498
*	Dollar General Corp.	60,300	3,280
*	General Motors Co. - B Warrants	4,771	32
	The Home Depot, Inc.	102,300	5,421
	Las Vegas Sands Corp.	95,875	4,169
	Macy’s, Inc.	158,600	5,448
	Marriott International, Inc. - Class A	141,200	5,535
	News Corp. - Class A	322,150	7,181
	Starbucks Corp.	96,300	5,135
	Target Corp.	51,500	2,997
	VF Corp.	8,600	1,148
	Viacom, Inc. - Class B	101,150	4,756

	Total		59,217

	Consumer Staples (2.2%)
	Costco Wholesale Corp.	49,000	4,655
	CVS Caremark Corp.	129,650	6,059
	The Estee Lauder Cos., Inc. - Class A	49,450	2,676
	Mead Johnson Nutrition Co.	98,050	7,894
*	Monster Beverage Corp.	25,694	1,829
	PepsiCo, Inc.	118,400	8,366
	Philip Morris International, Inc.	127,600	11,134
	The Procter & Gamble Co.	94,750	5,804

	Total		48,417

	Energy (2.6%)
	Anadarko Petroleum Corp.	112,575	7,452
	Chevron Corp.	84,750	8,941
	Exxon Mobil Corp.	237,000	20,280
	National-Oilwell Varco, Inc.	46,300	2,984
	Occidental Petroleum Corp.	77,050	6,609
	Schlumberger, Ltd.	114,150	7,409
*	Whiting Petroleum Corp.	74,100	3,047

	Total		56,722

	Financials (3.0%)
	American Express Co.	132,050	7,687
	American Tower Corp.	178,150	12,454
	Citigroup, Inc.	219,000	6,003
	The Goldman Sachs Group, Inc.	28,950	2,775
	Invesco, Ltd.	207,300	4,685
	JPMorgan Chase & Co.	259,300	9,265
	KeyCorp	195,700	1,515
	MetLife, Inc.	138,850	4,283
	PNC Financial Services Group, Inc.	76,000	4,644
	The Travelers Cos., Inc.	35,450	2,263

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $(000’s)

	Financials continued
	Wells Fargo & Co.	363,750	12,164

	Total		67,738

	Health Care (3.1%)
*	Alexion Pharmaceuticals, Inc.	20,850	2,071
	Allergan, Inc.	65,950	6,105
	Bristol-Myers Squibb Co.	374,850	13,476
*	Celgene Corp.	33,900	2,175
*	Cerner Corp.	73,050	6,038
*	Express Scripts Holding Co.	138,400	7,727
*	Gilead Sciences, Inc.	65,000	3,333
*	Intuitive Surgical, Inc.	12,276	6,798
	Pfizer, Inc.	713,900	16,420
	UnitedHealth Group, Inc.	86,750	5,075

	Total		69,218

	Industrials (2.3%)
	The Boeing Co.	85,100	6,323
	Caterpillar, Inc.	62,275	5,288
	Cummins, Inc.	66,450	6,440
	Danaher Corp.	109,800	5,718
	FedEx Corp.	74,750	6,848
	General Electric Co.	423,150	8,818
	Honeywell International, Inc.	42,750	2,387
	Precision Castparts Corp.	15,500	2,550
	Union Pacific Corp.	37,750	4,504
	United Technologies Corp.	39,250	2,964

	Total		51,840

	Information Technology (4.0%)
*	Apple, Inc.	40,600	23,710
	Broadcom Corp. - Class A	139,200	4,705
*	Cognizant Technology Solutions Corp. - Class A	75,800	4,548
*	EMC Corp.	207,800	5,326
*	Google, Inc. - Class A	16,300	9,455
	International Business Machines Corp.	63,900	12,498
	MasterCard, Inc. - Class A	12,200	5,247
	Microsoft Corp.	377,000	11,533
	Oracle Corp.	213,750	6,348
	Qualcomm, Inc.	81,800	4,555

	Total		87,925

	Materials (0.6%)
	Celanese Corp.	60,000	2,077
	Hudbay Minerals, Inc.	194,900	1,503
	Monsanto Co.	45,800	3,791
	Praxair, Inc.	52,450	5,703

	Total		13,074

The Accompanying Notes are an Integral Part of the Financial Statements.

136	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $ (000’s)

	Telecommunication Services (0.2%)
	Vodafone Group PLC, ADR	193,350	5,449

	Total		5,449

	Utilities (0.6%)
	American Electric Power Co., Inc.	95,700	3,818
	American Water Works Co., Inc.	267,350	9,165

	Total		12,983

	Total Large Cap Common Stocks		472,583

	Mid Cap Common Stocks (7.5%)

	Consumer Discretionary (1.0%)
*	Bed Bath & Beyond, Inc.	33,400	2,064
*	BorgWarner, Inc.	34,100	2,237
	Chico’s FAS, Inc.	185,800	2,757
*	Dollar Tree, Inc.	44,200	2,378
*	LKQ Corp.	63,750	2,129
	The McGraw-Hill Cos., Inc.	50,900	2,291
*	O’Reilly Automotive, Inc.	33,180	2,779
*	Penn National Gaming, Inc.	64,400	2,872
	Polaris Industries, Inc.	34,500	2,466
	Ross Stores, Inc.	24,200	1,512

	Total		23,485

	Consumer Staples (0.8%)
	Beam, Inc.	137,400	8,586
	Church & Dwight Co., Inc.	123,800	6,867
	McCormick & Co., Inc.	36,800	2,232

	Total		17,685

	Energy (0.7%)
*	Cameron International Corp.	49,300	2,106
*	Concho Resources, Inc.	18,000	1,532
	Core Laboratories N.V.	8,000	927
*	Denbury Resources, Inc.	97,100	1,467
*	FMC Technologies, Inc.	22,800	894
*	Oasis Petroleum, Inc.	66,000	1,596
	SM Energy Co.	20,200	992
*	Weatherford International, Ltd.	502,275	6,344

	Total		15,858

	Financials (0.4%)
*	CBRE Group, Inc.	109,000	1,783
*	E*TRADE Financial Corp.	49,640	399
*	IntercontinentalExchange, Inc.	13,700	1,863
	Lazard, Ltd. - Class A	55,200	1,435
	Raymond James Financial, Inc.	78,500	2,688

	Total		8,168

	Health Care (0.5%)
	AmerisourceBergen Corp.	59,200	2,329
*	DaVita, Inc.	30,400	2,985
*	IDEXX Laboratories, Inc.	24,100	2,317

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $ (000’s)

	Health Care continued
*	Mettler-Toledo International, Inc.	10,300	1,605
*	SXC Health Solutions Corp.	20,700	2,054
*	Vertex Pharmaceuticals, Inc.	12,600	705

	Total		11,995

	Industrials (1.4%)
*	BE Aerospace, Inc.	67,900	2,964
*	Clean Harbors, Inc.	28,300	1,597
	Corrections Corp. of America	77,200	2,274
	Dover Corp.	68,175	3,655
	Expeditors International of Washington, Inc.	42,500	1,647
	Graco, Inc.	44,550	2,053
	Kansas City Southern	40,500	2,817
	Knight Transportation, Inc.	99,700	1,594
	MSC Industrial Direct Co., Inc. - Class A	17,200	1,127
*	Owens Corning, Inc.	74,100	2,115
	Robert Half International, Inc.	90,400	2,583
	Roper Industries, Inc.	29,000	2,859
*	WESCO International, Inc.	59,067	3,399

	Total		30,684

	Information Technology (1.9%)
*	Alliance Data Systems Corp.	24,000	3,240
	Altera Corp.	23,600	799
	Amphenol Corp. - Class A	32,300	1,774
*	Autodesk, Inc.	102,500	3,586
	Avago Technologies, Ltd.	137,000	4,918
*	Citrix Systems, Inc.	38,000	3,190
*	F5 Networks, Inc.	16,100	1,603
*	Fortinet, Inc.	63,500	1,474
*	Freescale Semiconductor Holdings I, Ltd.	211,857	2,172
	Global Payments, Inc.	50,600	2,187
*	Informatica Corp.	39,800	1,686
*	JDS Uniphase Corp.	88,500	973
*	Juniper Networks, Inc.	175,050	2,855
	Microchip Technology, Inc.	42,500	1,406
*	ServiceNow, Inc.	507	12
*	Skyworks Solutions, Inc.	77,200	2,113
*	Teradata Corp.	28,800	2,074
*	VeriFone Systems, Inc.	83,250	2,755
*	Zebra Technologies Corp. - Class A	76,500	2,629

	Total		41,446

	Materials (0.6%)
	Airgas, Inc.	33,870	2,846
	CF Industries Holdings, Inc.	6,400	1,240
	Cliffs Natural Resources, Inc.	95,726	4,718
	PPG Industries, Inc.	24,500	2,600
	Westlake Chemical Corp.	24,300	1,270

	Total		12,674

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	137

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $ (000’s)

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	70,200	4,005

	Total		4,005

	Total Mid Cap Common Stocks		166,000

	Small Cap Common Stocks (2.3%)

	Consumer Discretionary (0.3%)
*	American Public Education, Inc.	12,700	406
*	Bally Technologies, Inc.	17,650	824
*	Bravo Brio Restaurant Group, Inc.	26,200	467
*	Genesco, Inc.	8,750	526
*	Grand Canyon Education, Inc.	35,250	738
*	Hibbett Sports, Inc.	8,600	496
*	Ignite Restaurant Group, Inc.	3,200	58
*	Life Time Fitness, Inc.	18,600	865
*	Motors Liquidation Co. GUC Trust	1,317	16
	Penske Automotive Group, Inc.	22,200	472
*	Red Robin Gourmet Burgers, Inc.	8,250	252
*	Shuffle Master, Inc.	40,850	564
*	Tilly’s, Inc. - Class A	3,600	58
	Ulta Salon, Cosmetics & Fragrance, Inc.	5,250	490
*	Vitamin Shoppe, Inc.	14,200	780

	Total		7,012

	Consumer Staples (0.0%)
*	United Natural Foods, Inc.	10,750	590

	Total		590

	Energy (0.2%)
*	Approach Resources, Inc.	19,850	507
*	Carrizo Oil & Gas, Inc.	36,750	864
*	Gulfport Energy Corp.	32,750	676
*	Hornbeck Offshore Services, Inc.	6,150	238
*	Kodiak Oil & Gas Corp.	74,900	615
*	Northern Oil and Gas, Inc.	22,900	365
*	Rosetta Resources, Inc.	15,500	568

	Total		3,833

	Financials (0.2%)
	Boston Private Financial Holdings, Inc.	95,200	850
	East West Bancorp, Inc.	35,650	836
	Education Realty Trust, Inc.	36,150	401
	Greenhill & Co., Inc.	10,900	389
*	Portfolio Recovery Associates, Inc.	5,526	504
*	Stifel Financial Corp.	17,250	533

	Total		3,513

	Health Care (0.5%)
*	Akorn, Inc.	48,400	763
*	Align Technology, Inc.	24,650	825

	Domestic Common Stocks and Warrants (31.1%)	Shares	Value $ (000’s)

	Health Care continued
*	Conceptus, Inc.	29,480	584
*	DexCom, Inc.	79,841	1,035
*	Endologix, Inc.	59,464	918
*	Exact Sciences Corp.	53,150	570
*	HealthStream, Inc.	32,300	840
*	HMS Holdings Corp.	9,600	320
*	Impax Laboratories, Inc.	29,950	607
*	IPC The Hospitalist Co.	11,650	528
*	MAP Pharmaceuticals, Inc.	21,400	320
*	Omnicell, Inc.	88,056	1,289
	U.S. Physical Therapy, Inc.	14,400	366
*	VIVUS, Inc.	13,450	384
*	Vocera Communications, Inc.	12,950	347
*	Volcano Corp.	10,750	308

	Total		10,004

	Industrials (0.4%)
	Actuant Corp. - Class A	30,900	839
	Celadon Group, Inc.	19,300	316
*	Chart Industries, Inc.	10,208	702
*	DXP Enterprises, Inc.	8,500	353
*	GrafTech International, Ltd.	40,000	386
*	Heritage-Crystal Clean, Inc.	30,939	506
*	Hexcel Corp.	30,950	798
*	Huron Consulting Group, Inc.	16,689	528
*	The Keyw Holding Corp.	61,900	622
	Lindsay Corp.	8,150	529
*	Mistras Group, Inc.	24,091	633
*	Oshkosh Corp.	19,150	401
*	Rexnord Corp.	6,547	131
	Robbins & Myers, Inc.	16,900	707
	Snap-on, Inc.	14,200	884
	Sun Hydraulics Corp.	13,600	330
*	TransDigm Group, Inc.	6,200	833
	Valmont Industries, Inc.	3,500	423

	Total		9,921

	Information Technology (0.7%)
	ADTRAN, Inc.	18,350	554
*	Ancestry.com, Inc.	22,100	609
*	BroadSoft, Inc.	20,800	602
*	Calix, Inc.	66,350	545
*	Cardtronics, Inc.	29,400	888
*	Cavium, Inc.	22,300	624
*	Cornerstone OnDemand, Inc.	18,150	432
*	Dice Holdings, Inc.	60,350	567
*	Diodes, Inc.	29,700	558
*	Equinix, Inc.	2,673	470
*	EXA Corp.	19,500	207
*	ExactTarget, Inc.	8,700	190
*	EZchip Semiconductor, Ltd.	7,450	298
*	FEI Co.	12,000	574
*	Finisar Corp.	28,450	426
*	InterXion Holding NV	38,726	701
*	Microsemi Corp.	32,400	599
*	MicroStrategy, Inc. - Class A	3,250	422
	MKS Instruments, Inc.	16,250	470
*	Nanometrics, Inc.	34,150	525
*	Proofpoint, Inc.	10,500	178

The Accompanying Notes are an Integral Part of the Financial Statements.

138	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (31.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Riverbed Technology, Inc.	27,000	436
*	Sourcefire, Inc.	20,900	1,074
*	SPS Commerce, Inc.	38,050	1,156
*	Synacor, Inc.	18,200	249
*	Synchronoss Technologies, Inc.	36,500	674
*	Tangoe, Inc.	26,150	557
*	The Ultimate Software Group, Inc.	13,136	1,171

	Total		15,756

	Materials (0.0%)
	Balchem Corp.	16,761	547

	Total		547

	Telecommunication Services (0.0%)
*	tw telecom, Inc.	27,950	717

	Total		717

	Total Small Cap Common Stocks		51,893

	Total Domestic Common Stockes and Warrants
	(Cost: $617,428)		690,476

	Preferred Stocks (0.1%)

	Financials (0.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	31,671	727
	Ally Financial, Inc., 7.0%, 8/6/12 144A	357	318
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	283

	Total Preferred Stocks
	(Cost: $1,404)		1,328

	Investment Grade Segment (10.1%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	210
	Boeing Capital Corp., 2.125%, 8/15/16	460,000	480
	Goodrich Corp., 4.875%, 3/1/20	85,000	97
	L-3 Communications Corp., 5.20%, 10/15/19	635,000	696
	Lockheed Martin Corp., 3.35%, 9/15/21	175,000	181
	Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	450,000	340

	Total		2,004

	Auto Manufacturing (0.5%)
	American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	991
	Daimler Finance North America LLC, 2.625%, 9/15/16 144A	60,000	62
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A	655,000	681
	Daimler Finance North America LLC, 3.875%, 9/15/21 144A	100,000	106
	Ford Motor Co., 7.45%, 7/16/31	780,000	977
	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	705,000	701
	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	790,000	828

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Auto Manufacturing continued
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	635,000	674
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	769
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	770,000	857
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	255,000	290
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	435,000	531
PACCAR, Inc., 6.875%, 2/15/14	80,000	88
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,094
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,076
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	759

Total		10,484

Banking (2.1%)
ABN Amro Bank NV, 2.236%, 1/30/14 144A	7,000,000	7,003
Bank of America Corp., 3.625%, 3/17/16	580,000	583
Bank of America Corp., 3.75%, 7/12/16	155,000	156
Bank of America Corp., 5.75%, 12/1/17	870,000	928
Bank of Montreal, 2.50%, 1/11/17	1,100,000	1,137
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,303
Barclays Bank PLC, 5.00%, 9/22/16	100,000	109
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	141
Cie de Financement Foncier, 2.50%, 9/16/15 144A	535,000	537
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,028
Credit Suisse of New York, 4.375%, 8/5/20	1,720,000	1,841
Fifth Third Bancorp, 3.625%, 1/25/16	740,000	780
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	360,000	380
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,915,000	2,050
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,125,000	1,201
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	905
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	54
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	414
HSBC Holdings PLC, 4.00%, 3/30/22	750,000	779
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	659
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,841
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	620
Lloyds TSB Bank PLC, 2.816%, 1/24/14	5,000,000	5,028
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,377
Morgan Stanley, 2.875%, 7/28/14	780,000	773
Morgan Stanley, 3.80%, 4/29/16	775,000	751
Morgan Stanley, 4.75%, 3/22/17	395,000	394
Morgan Stanley, 5.50%, 7/28/21	540,000	532
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	347
PNC Funding Corp., 4.375%, 8/11/20	440,000	486
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	590,000	655
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	160,000	149
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	669
State Street Corp., 2.875%, 3/7/16	390,000	413
SunTrust Banks, Inc., 3.50%, 1/20/17	575,000	595
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	461
U.S. Bancorp, 3.442%, 2/1/16	700,000	726
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	191
Wachovia Corp., 5.75%, 2/1/18	215,000	254
Wells Fargo & Co., 2.625%, 12/15/16	1,115,000	1,146
Wells Fargo & Co., 4.60%, 4/1/21	715,000	798

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	139

Balanced Portfolio

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 7.98%, 3/29/49	255,000	280

Total		45,474

Beverage/Bottling (0.3%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	40,000	45
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	314
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	262
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,622
Beam, Inc., 3.25%, 5/15/22	275,000	277
The Coca-Cola Co., 1.65%, 3/14/18	750,000	759
The Coca-Cola Co., 3.15%, 11/15/20	775,000	830
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	302
PepsiCo, Inc., 3.125%, 11/1/20	300,000	315
PepsiCo, Inc., 7.90%, 11/1/18	80,000	107
Pernod-Ricard SA, 4.25%, 7/15/22 144A	115,000	118
Pernod-Ricard SA, 4.45%, 1/15/22 144A	115,000	119
Pernod-Ricard SA, 5.50%, 1/15/42 144A	140,000	143
Pernod-Ricard SA, 5.75%, 4/7/21 144A	1,090,000	1,231
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	617

Total		7,061

Cable/Media/Broadcasting/Satellite (0.5%)
Comcast Corp., 4.65%, 7/15/42	655,000	655
Comcast Corp., 6.40%, 5/15/38	705,000	860
Comcast Corp., 6.95%, 8/15/37	330,000	424
DIRECTV Holdings LLC/DIRECTV Financing Co., 2.40%, 3/15/17	655,000	659
DIRECTV Holdings LLC/DIRECTV Financing Co., 5.15%, 3/15/42	1,125,000	1,132
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	96
Discovery Communications LLC, 5.05%, 6/1/20	225,000	254
Historic TW, Inc., 6.625%, 5/15/29	580,000	696
Historic TW, Inc., 6.875%, 6/15/18	195,000	240
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	594
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	220
News America, Inc., 4.50%, 2/15/21	455,000	499
News America, Inc., 6.90%, 8/15/39	120,000	143
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,257
Time Warner Cable, Inc., 4.00%, 9/1/21	725,000	762
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,235

Total		10,726

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.125%, 11/15/21	185,000	198
The Dow Chemical Co., 4.25%, 11/15/20	750,000	814
Eastman Chemical Co., 7.25%, 1/15/24	85,000	110
Monsanto Co., 5.125%, 4/15/18	55,000	65
United Technologies Corp., 3.10%, 6/1/22	390,000	409
United Technologies Corp., 4.50%, 6/1/42	470,000	516

Total		2,112

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	859

Total		859

Electric Utilities (1.1%)
Alabama Power Co., 3.95%, 6/1/21	780,000	853
Ameren Corp., 8.875%, 5/15/14	300,000	334

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Electric Utilities continued
Appalachian Power Co., 4.60%, 3/30/21	390,000	437
Arizona Public Service Co., 5.05%, 9/1/41	355,000	395
Arizona Public Service Co., 8.75%, 3/1/19	95,000	126
Bruce Mansfield Unit, 6.85%, 6/1/34	471,749	497
Carolina Power & Light Co., 2.80%, 5/15/22	535,000	544
Carolina Power & Light Co., 5.15%, 4/1/15	420,000	467
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	451
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	456
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	147
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	127
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	178
The Detroit Edison Co., 3.45%, 10/1/20	410,000	443
DTE Energy Co., 6.375%, 4/15/33	175,000	224
Duke Energy Corp., 6.25%, 6/15/18	40,000	49
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	847
Entergy Corp., 4.70%, 1/15/17	660,000	692
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,047
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	705,000	707
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	617
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	393,423	398
Mississippi Power Co., 4.75%, 10/15/41	595,000	644
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	986
Nevada Power Co., 5.95%, 3/15/16	60,000	69
Nextera Energy, Inc., 4.50%, 6/1/21	800,000	866
NSTAR LLC, 4.50%, 11/15/19	40,000	45
Ohio Edison Co., 6.875%, 7/15/36	145,000	186
Ohio Power Co., 5.375%, 10/1/21	375,000	443
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,266
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	270
PacifiCorp., 3.85%, 6/15/21	780,000	858
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	253
PPL Capital Funding, 4.20%, 6/15/22	380,000	381
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	173
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	557
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	171
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	426
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,532
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	739
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	279
SCANA Corp., 4.125%, 2/1/22	390,000	394
Sempra Energy, 2.30%, 4/1/17	635,000	651
Sempra Energy, 6.15%, 6/15/18	250,000	302
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	382
Tampa Electric Co., 5.40%, 5/15/21	530,000	637
Union Electric Co., 6.40%, 6/15/17	180,000	216
Union Electric Co., 6.70%, 2/1/19	180,000	227
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	728
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	66

Total		23,783

Electronics (0.2%)
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	923
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	571
Hewlett-Packard Co., 3.75%, 12/1/20	80,000	80

The Accompanying Notes are an Integral Part of the Financial Statements.

140	Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Electronics continued
Hewlett-Packard Co., 4.30%, 6/1/21	480,000	495
Hewlett-Packard Co., 4.65%, 12/9/21	565,000	592
International Business Machines Corp., 1.95%, 7/22/16	400,000	411
International Business Machines Corp., 2.00%, 1/5/16	520,000	537

Total		3,609

Food Processors (0.2%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	265
General Mills, Inc., 3.15%, 12/15/21	560,000	573
Kellogg Co., 3.25%, 5/21/18	235,000	252
Kraft Foods, Inc., 2.25%, 6/5/17 144A	180,000	184
Kraft Foods, Inc., 3.50%, 6/6/22 144A	240,000	246
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	491
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	498
Kraft Foods, Inc., 6.50%, 2/9/40	930,000	1,195
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	728

Total		4,432

Gaming/Leisure/Lodging (0.0%)
Choice Hotels International, Inc., 5.75%, 7/1/22	225,000	235

Total		235

Gas Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	164
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	294
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	726
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	350
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	613
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	800,000	928
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	906
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	315
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	401
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	740,000	782
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	210
Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	320
Williams Partners LP, 4.00%, 11/15/21	135,000	140
Williams Partners LP, 4.125%, 11/15/20	54,000	57
Williams Partners LP, 5.25%, 3/15/20	460,000	517

Total		6,723

Health Care/Pharmaceuticals (0.3%)
Amgen, Inc., 3.875%, 11/15/21	935,000	987
Express Scripts Holding Co., 2.65%, 2/15/17 144A	330,000	336
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	161
Express Scripts Holding Co., 3.50%, 11/15/16 144A	560,000	590
Express Scripts Holding Co., 3.90%, 2/15/22 144A	175,000	181
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	925
Merck & Co., Inc., 3.875%, 1/15/21	590,000	663
Merck & Co., Inc., 5.75%, 11/15/36	30,000	40
Pfizer, Inc., 5.35%, 3/15/15	370,000	414

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	479
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,212
Wyeth LLC, 5.50%, 2/15/16	25,000	29
Wyeth LLC, 5.95%, 4/1/37	630,000	827

Total		6,844

Independent Finance (0.7%)
General Electric Capital Corp., 1.166%, 4/24/14	10,000,000	10,000
General Electric Capital Corp., 2.30%, 4/27/17	2,050,000	2,064
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,994
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	959

Total		15,017

Industrials - Other (0.0%)
ABB Finance USA, Inc., 2.875%, 5/8/22	935,000	946

Total		946

Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	760,000	851

Total		851

Life Insurance (0.2%)
American International Group, Inc., 4.875%, 6/1/22	1,510,000	1,545
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	873
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	762
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	805
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	277
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	174
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	497
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	461

Total		5,394

Machinery (0.1%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	512
Caterpillar, Inc., 2.60%, 6/26/22	1,145,000	1,142
John Deere Capital Corp., 2.25%, 4/17/19	430,000	440
John Deere Capital Corp., 2.80%, 1/27/23	580,000	582

Total		2,676

Metals/Mining (0.4%)
ArcelorMittal, 5.25%, 8/5/20	235,000	225
ArcelorMittal, 5.50%, 3/1/21	460,000	435
ArcelorMittal, 6.125%, 6/1/18	250,000	254
Barrick Gold Corp., 2.90%, 5/30/16	425,000	446
Barrick Gold Corp., 3.85%, 4/1/22	745,000	771
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	458
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	670,000	659
Newmont Mining Corp., 3.50%, 3/15/22	925,000	913
Newmont Mining Corp., 6.25%, 10/1/39	146,000	166
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	805,000	848
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	660
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	273

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	141

Balanced Portfolio

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Metals/Mining continued
Teck Resources, Ltd., 3.00%, 3/1/19	215,000	214
Teck Resources, Ltd., 5.20%, 3/1/42	705,000	676
Teck Resources, Ltd., 10.75%, 5/15/19	790,000	950

Total		7,948

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.80%, 2/1/42	915,000	1,011

Total		1,011

Oil and Gas (1.0%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	906
Apache Corp., 4.75%, 4/15/43	370,000	411
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	732
BP Capital Markets PLC, 3.245%, 5/6/22	740,000	766
BP Capital Markets PLC, 3.561%, 11/1/21	300,000	318
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	208
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,494
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	457
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	103
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	407
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,478
Devon Energy Corp., 1.875%, 5/15/17	365,000	365
Devon Energy Corp., 3.25%, 5/15/22	555,000	565
Encana Corp., 3.90%, 11/15/21	1,390,000	1,375
Ensco PLC, 4.70%, 3/15/21	585,000	637
EOG Resources, Inc., 4.40%, 6/1/20	245,000	276
Hess Corp., 5.60%, 2/15/41	420,000	446
Husky Energy, Inc., 3.95%, 4/15/22	590,000	601
Husky Energy, Inc., 7.25%, 12/15/19	80,000	99
Marathon Oil Corp., 6.60%, 10/1/37	140,000	173
Nabors Industries, Inc., 6.15%, 2/15/18	655,000	752
Noble Energy, Inc., 4.15%, 12/15/21	185,000	195
Noble Energy, Inc., 6.00%, 3/1/41	280,000	320
Noble Holding International, Ltd., 5.25%, 3/15/42	1,100,000	1,091
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	351
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	292
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,833
Southwestern Energy Co., 4.10%, 3/15/22 144A	460,000	466
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	333
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	701
Talisman Energy, Inc., 5.50%, 5/15/42	485,000	498
Total Capital International SA, 1.50%, 2/17/17	105,000	105
Total Capital International SA, 1.55%, 6/28/17	705,000	707
Total Capital SA, 4.45%, 6/24/20	950,000	1,085
Transocean, Inc., 5.05%, 12/15/16	360,000	390
Transocean, Inc., 6.375%, 12/15/21	590,000	675
Weatherford International, Ltd., 5.95%, 4/15/42	1,120,000	1,178

Total		22,789

Other Finance (0.2%)
American Express Co., 6.15%, 8/28/17	590,000	699
American Express Credit Corp., 5.125%, 8/25/14	590,000	638
CVS Pass-Through Trust, 6.036%, 12/10/28	526,951	594

	Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

	Other Finance continued
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	420,000	437
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,465,000	1,488

	Total		3,856

	Other Holdings (0.1%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	1,855,000	1,013
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	3,952,551	1,997

	Total		3,010

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	207
	American Tower Corp., 7.00%, 10/15/17	200,000	232
	Republic Services, Inc., 3.55%, 6/1/22	515,000	521
	Republic Services, Inc., 3.80%, 5/15/18	1,030,000	1,102
	Republic Services, Inc., 5.25%, 11/15/21	425,000	488
	Waste Management, Inc., 4.60%, 3/1/21	440,000	489

	Total		3,039

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	1,033
	Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	65

	Total		1,098

	Property and Casualty Insurance (0.0%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	935,000	963

	Total		963

	Railroads (0.2%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	459
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	413
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	168
	CSX Corp., 3.70%, 10/30/20	70,000	74
	CSX Corp., 4.25%, 6/1/21	200,000	218
	CSX Corp., 4.75%, 5/30/42	540,000	557
	CSX Corp., 5.60%, 5/1/17	490,000	562
	Norfolk Southern Corp., 5.64%, 5/17/29	815,000	977
	Union Pacific Corp., 4.30%, 6/15/42	700,000	705

	Total		4,133

	Real Estate Investment Trusts (0.5%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	712
	Boston Properties LP, 3.85%, 2/1/23	580,000	586
	BRE Properties, Inc., 5.20%, 3/15/21	535,000	583
	BRE Properties, Inc., 5.50%, 3/15/17	245,000	270
	DDR Corp., 4.625%, 7/15/22	500,000	494
	DDR Corp., 4.75%, 4/15/18	1,360,000	1,411
	ERP Operating LP, 4.625%, 12/15/21	745,000	809
	HCP, Inc., 3.75%, 2/1/16	335,000	348
	HCP, Inc., 3.75%, 2/1/19	195,000	195
	HCP, Inc., 6.00%, 1/30/17	400,000	448
	HCP, Inc., 6.70%, 1/30/18	200,000	232
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	298
	Health Care REIT, Inc., 4.125%, 4/1/19	935,000	950
	Simon Property Group LP, 4.75%, 3/15/42	740,000	740
	Simon Property Group LP, 5.65%, 2/1/20	175,000	204
	Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	270,000	272
	Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	515,000	535

The Accompanying Notes are an Integral Part of the Financial Statements.

142	Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (10.1%)	$ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Vornado Realty LP, 5.00%, 1/15/22	745,000	788
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	426

Total		10,301

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	600,000	634
Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	417
Yum! Brands, Inc., 3.75%, 11/1/21	455,000	480
Yum! Brands, Inc., 3.875%, 11/1/20	355,000	381

Total		1,912

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.25%, 6/1/27	715,000	887
Delhaize Group SA, 4.125%, 4/10/19	815,000	788
Delhaize Group SA, 5.70%, 10/1/40	770,000	647
Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,312

Total		3,634

Retail Stores (0.2%)
The Home Depot, Inc., 4.40%, 4/1/21	205,000	237
The Home Depot, Inc., 5.40%, 3/1/16	175,000	202
The Home Depot, Inc., 5.875%, 12/16/36	70,000	90
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	135
Lowe’s Cos., Inc., 5.125%, 11/15/41	145,000	164
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	590,000	680
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	715,000	836
Nordstrom, Inc., 6.25%, 1/15/18	225,000	271
Nordstrom, Inc., 7.00%, 1/15/38	265,000	369
Target Corp., 6.50%, 10/15/37	470,000	626
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	321
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	515
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	276
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	485

Total		5,207

Telecommunications (0.3%)
America Movil SAB de CV, 2.375%, 9/8/16	430,000	441
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,147
AT&T Corp., 8.00%, 11/15/31	380,000	563
AT&T, Inc., 2.95%, 5/15/16	865,000	916
CenturyLink, Inc., 5.15%, 6/15/17	465,000	476
Qwest Corp., 6.50%, 6/1/17	595,000	668
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	505
Verizon Communications, Inc., 5.85%, 9/15/35	505,000	624
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	509
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	960

Total		6,809

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 12/1/41	375,000	416

Total		416

Total Investment Grade Segment
(Cost: $212,580)		225,356

Governments (12.7%)

Governments (12.7%)
Canada Government International Bond, 0.875%, 2/14/17	4,375,000	4,398
Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	2,026
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,507

	Governments (12.7%)	$ Par	Value $ (000’s)

	Governments continued
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,925
	Overseas Private Investment Corp., 4.10%, 11/15/14	1,089,920	1,138
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,535,000	2,546
	US Treasury, 0.25%, 2/28/14	8,475,000	8,466
	US Treasury, 0.25%, 3/31/14	32,970,000	32,931
	US Treasury, 0.25%, 4/30/14	19,350,000	19,327
	US Treasury, 0.25%, 5/31/14	7,105,000	7,096
	US Treasury, 0.25%, 5/15/15	1,600,000	1,593
(g)	US Treasury, 0.375%, 3/15/15	10,640,000	10,633
	US Treasury, 0.375%, 6/15/15	920,000	919
(g)	US Treasury, 0.625%, 5/31/17	67,955,000	67,642
	US Treasury, 0.75%, 6/30/17	1,450,000	1,452
	US Treasury, 0.875%, 1/31/17	34,170,000	34,466
	US Treasury, 1.00%, 3/31/17	1,840,000	1,865
	US Treasury, 1.75%, 5/15/22	3,065,000	3,090
	US Treasury, 3.00%, 5/15/42	4,595,000	4,813
	US Treasury, 3.125%, 2/15/42	17,100,000	18,366
	US Treasury, 4.50%, 2/15/36	750,000	1,007
	US Treasury, 5.375%, 2/15/31	24,550,000	35,774

	Total Governments
	(Cost: $272,299)		280,980

	Municipal Bonds (0.8%)

	Municipal Bonds (0.8%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,581
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	93
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,243
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	468
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	697
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, PSF-GTD	740,000	795
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,439
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,420
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	241
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	758
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	262
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	607
	Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,661
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	540
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	147
	Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	930,000	1,048
	State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	888

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	143

Balanced Portfolio

Municipal Bonds (0.8%)	$ Par	Value $ (000’s)

Municipal Bonds continued
State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	481
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,415
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	415
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,075

Total Municipal Bonds
(Cost: $15,760)		18,274

Structured Products (16.2%)

Structured Products (16.2%)
Ally Auto Receivables Trust, Series 2012-3, Class A3, 0.85%, 8/15/16	2,200,000	2,207
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	2,880,000	2,980
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.356%, 2/14/43 IO	11,841,989	196
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,403,083	1,173
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,644,817	1,174
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.305%, 1/25/37	895,270	392
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.335%, 5/25/37	1,005,355	541
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	2,535,000	2,668
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50	1,485,000	1,655
Citigroup Commerical Mortgage Trust, Series 2008-C7, Class A4, 6.276%, 12/10/49	5,000,000	5,834
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	496,068	510
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	360,316	365
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,500,000	1,505
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,522
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	1,800,000	1,806
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,233

Structured Products (16.2%)	$ Par	Value $ (000’s)

Structured Products continued
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	10,270,000	10,278
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.189%, 2/15/31 IO	17,200,458	343
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.467%, 10/15/30 IO 144A	916,803	12
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	4,464,213	4,473
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.678%, 8/25/20 IO	17,226,140	1,461
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	1,142,924	1,203
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	2,084,001	2,193
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	51,673	54
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	2,559,315	2,688
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,430,000	1,502
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	666,499	709
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	2,492,562	2,636
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	3,006,833	3,179
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	690,481	731
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	1,092,167	1,156
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	1,777,153	1,888
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	11,718,600	12,451
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	13,767,971	14,638
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	189,054	201
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	8,970,738	9,537
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	1,462,839	1,555
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	492,709	524
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	706,024	751
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	906,476	982
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	515,852	536

The Accompanying Notes are an Integral Part of the Financial Statements.

144	Balanced Portfolio

Balanced Portfolio

Structured Products (16.2%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,700,455	3,884
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	652,617	697
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,359,853	1,486
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	3,078,486	3,350
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	4,559,889	4,885
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	22,808,322	24,434
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	531,399	571
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	371,605	403
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,359,226	1,473
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	8,560,421	9,523
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	7,132,074	7,820
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	674,544	738
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	690,301	751
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	278,398	302
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,394,825	1,513
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	6,757,351	7,325
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	8,888,001	9,565
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	362,258	397
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	809,812	886
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	170,609	187
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,137,058	1,244
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	69,358	76
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,618,409	1,770
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	3,334,715	3,635
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	1,193,588	1,299
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	599,542	653
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,026,896	4,500

Structured Products (16.2%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	807,438	821
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	914,561	1,015
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	1,467,141	1,614
Federal Home Loan Mortgage Corp. TBA, 3.50%, 8/1/42	2,010,000	2,103
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	1,725,000	1,830
Federal National Mortgage Association, 3.00%, 10/1/26	115,001	121
Federal National Mortgage Association, 3.00%, 3/1/27	1,488,328	1,562
Federal National Mortgage Association, 3.00%, 6/1/27	2,204,814	2,314
Federal National Mortgage Association, 3.50%, 4/1/26	1,112,154	1,176
Federal National Mortgage Association, 4.00%, 6/1/19	381,929	410
Federal National Mortgage Association, 4.50%, 6/1/19	4,494,002	4,932
Federal National Mortgage Association, 4.50%, 12/1/19	410,308	450
Federal National Mortgage Association, 4.50%, 11/1/40	3,581,344	3,942
Federal National Mortgage Association, 4.50%, 1/1/41	3,205,366	3,503
Federal National Mortgage Association, 4.50%, 2/1/41	5,269,831	5,679
Federal National Mortgage Association, 4.50%, 3/1/41	509,592	552
Federal National Mortgage Association, 4.50%, 4/1/41	456,446	491
Federal National Mortgage Association, 4.50%, 5/1/41	15,888,854	17,130
Federal National Mortgage Association, 5.00%, 3/1/20	1,499,608	1,638
Federal National Mortgage Association, 5.00%, 4/1/20	464,340	507
Federal National Mortgage Association, 5.00%, 5/1/20	2,288,545	2,491
Federal National Mortgage Association, 5.00%, 4/1/35	1,866,657	2,090
Federal National Mortgage Association, 5.00%, 7/1/35	2,654,365	2,971
Federal National Mortgage Association, 5.00%, 10/1/35	1,242,225	1,391
Federal National Mortgage Association, 5.00%, 5/1/38	3,915,423	4,239
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	7,851,623	8,058

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	145

Balanced Portfolio

Structured Products (16.2%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,198
Federal National Mortgage Association, 5.50%, 4/1/21	793,371	869
Federal National Mortgage Association, 5.50%, 3/1/35	4,667,635	5,172
Federal National Mortgage Association, 5.50%, 9/1/35	5,905,495	6,518
Federal National Mortgage Association, 5.50%, 11/1/35	7,339,055	8,100
Federal National Mortgage Association, 5.50%, 11/1/37	3,916,303	4,103
Federal National Mortgage Association, 6.00%, 5/1/35	301,901	334
Federal National Mortgage Association, 6.00%, 6/1/35	528,062	584
Federal National Mortgage Association, 6.00%, 7/1/35	3,107,041	3,438
Federal National Mortgage Association, 6.00%, 10/1/35	516,882	572
Federal National Mortgage Association, 6.00%, 11/1/35	3,693,931	4,116
Federal National Mortgage Association, 6.00%, 9/1/36	1,211,282	1,350
Federal National Mortgage Association, 6.00%, 3/1/38	751,325	831
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,100,738	4,685
Federal National Mortgage Association, 6.50%, 7/1/37	4,392,074	4,959
Federal National Mortgage Association, 6.75%, 4/25/18	537,550	567
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	2,796,417	2,803
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	853
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,685
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,580
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,119
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	552
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.053%, 7/12/38 144A	400,000	444
Government National Mortgage Association, 5.00%, 7/15/33	1,058,146	1,173

Structured Products (16.2%)	$ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 1/15/32	77,915	87
Government National Mortgage Association, 5.50%, 2/15/32	707,162	789
Government National Mortgage Association, 5.50%, 9/15/32	20,300	23
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, 4.859%, 8/10/42	2,000,000	2,074
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	742
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	1,030,000	1,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	500,000	544
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,774
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	395,814	419
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	283,202	299
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.315%, 1/25/37	2,129,133	673
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,665,000	2,677
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,205,000	2,444
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	160,506	165
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	2,344,200	2,391
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.335%, 3/25/37	255,602	251
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,320
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.806%, 11/25/34	720,277	665
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	540,673	544
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	47,602	49

The Accompanying Notes are an Integral Part of the Financial Statements.

146	Balanced Portfolio

Balanced Portfolio

	Structured Products (16.2%)	$ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	286,285	293

	Total Structured Products
	(Cost: $343,491)		359,702

	Below Investment Grade Segment (7.5%)

	Aerospace/Defense (0.1%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	300,000	299
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	256
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	474
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	277
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	322

	Total		1,628

	Autos/Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	180,000	201
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	338,000	349
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	860,000	884
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	245,000	252
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	313
	Exide Technologies, 8.625%, 2/1/18	155,000	122
	The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	225,000	225
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	387
	Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	165,000	170
	Navistar International Corp., 8.25%, 11/1/21	380,000	364
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	288
	Visteon Corp., 6.75%, 4/15/19	210,000	204

	Total		3,759

	Basic Materials (0.8%)
	AbitibiBowater, Inc., 10.25%, 10/15/18	200,000	222
	AK Steel Corp., 7.625%, 5/15/20	385,000	325
	AK Steel Corp., 8.375%, 4/1/22	340,000	289
	Aleris International, Inc., 7.625%, 2/15/18	220,000	223
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	625,000	533
	Arch Coal, Inc., 8.75%, 8/1/16	305,000	291
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	234
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	217
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	131
	Berry Plastics Corp., 8.25%, 11/15/15	130,000	138
	Berry Plastics Corp., 9.50%, 5/15/18	480,000	511
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	170,204	173
	Cascades, Inc., 7.875%, 1/15/20	100,000	100
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	145,000	71
	Chemtura Corp., 7.875%, 9/1/18	120,000	126

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Basic Materials continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	315,000	326
	CONSOL Energy, Inc., 8.00%, 4/1/17	750,000	778
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	436
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	560,000	541
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	226
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	300,000	302
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	165,000	167
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	480,000	490
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	320,000	339
	Hexion US Finance Corp., 6.625%, 4/15/20	160,000	164
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	425,000	434
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	161
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	600
	Inmet Mining Corp., 8.75%, 6/1/20 144A	670,000	663
	James River Coal Co., 7.875%, 4/1/19	80,000	41
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	80,000	80
	Molycorp, Inc., 10.00%, 6/1/20 144A	305,000	302
(d)	NewPage Corp., 10.00%, 5/1/12	770,000	31
(d)	NewPage Corp., 11.375%, 12/31/14	215,000	139
	Novelis, Inc., 7.25%, 2/15/15	534,000	527
	Patriot Coal Corp., 8.25%, 4/30/18	150,000	54
	Peabody Energy Corp., 4.75%, 12/15/41	490,000	391
	Peabody Energy Corp., 6.00%, 11/15/18 144A	630,000	627
	Peabody Energy Corp., 6.25%, 11/15/21 144A	575,000	569
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	309
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	256
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	305,000	290
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	935,000	972
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	915,000	959
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	245,000	258
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	320,000	346
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	385,000	384
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	475,000	493
	Sealed Air Corp., 8.125%, 9/15/19 144A	525,000	585
	Severstal Columbus LLC, 10.25%, 2/15/18	185,000	185
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	80,000	64
	TPC Group LLC, 8.25%, 10/1/17	235,000	249
	United States Steel Corp., 7.375%, 4/1/20	220,000	212
	Vedanta Resources PLC, 8.25%, 6/7/21 144A	110,000	103

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	147

Balanced Portfolio

Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

Basic Materials continued
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	81
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	135,000	136

Total		17,854

Builders/Building Materials (0.0%)
D.R. Horton, Inc., 4.75%, 5/15/17	115,000	119
KB Home, 7.25%, 6/15/18	290,000	289
KB Home, 9.10%, 9/15/17	120,000	125
USG Corp., 7.875%, 3/30/20 144A	225,000	233
Vulcan Materials Co., 6.40%, 11/30/17	300,000	314

Total		1,080

Capital Goods (0.0%)
Case New Holland, Inc., 7.875%, 12/1/17	205,000	237
CNH Capital LLC, 6.25%, 11/1/16 144A	130,000	139
JMC Steel Group, 8.25%, 3/15/18 144A	185,000	184
SPX Corp., 6.875%, 9/1/17	295,000	321

Total		881

Consumer Products/Retailing (0.4%)
AutoNation, Inc., 5.50%, 2/1/20	165,000	170
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	595,000	640
Hanesbrands, Inc., 6.375%, 12/15/20	900,000	947
J.C. Penney Corp., Inc., 7.95%, 4/1/17	835,000	835
JC Penney Corp., 7.65%, 8/15/16	45,000	45
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	90,000	86
Levi Strauss & Co., 6.875%, 5/1/22 144A	225,000	231
Levi Strauss & Co., 7.625%, 5/15/20	480,000	510
Limited Brands, Inc., 5.625%, 2/15/22	1,140,000	1,174
Limited Brands, Inc., 8.50%, 6/15/19	110,000	129
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	359
Rite Aid Corp., 9.25%, 3/15/20 144A	330,000	330
Rite Aid Corp., 10.25%, 10/15/19	135,000	152
Rite Aid Corp., 10.375%, 7/15/16	455,000	482
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	110,000	120
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	55,000	62
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	110,000	124
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	487
SUPERVALU, Inc., 8.00%, 5/1/16	815,000	825
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	191
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	135
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	825,000	817

Total		8,851

Energy (1.6%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	235,000	240
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	505,000	508
ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	74
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	94
Bill Barrett Corp., 7.00%, 10/15/22	340,000	325
Bill Barrett Corp., 7.625%, 10/1/19	845,000	845

Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

Energy continued
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	960,000	1,003
Chaparral Energy, Inc., 8.25%, 9/1/21	295,000	312
Chesapeake Energy Corp., 2.50%, 5/15/37	655,000	555
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	460
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	320
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	173
Chesapeake Energy Corp., 9.50%, 2/15/15	305,000	329
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	175,000	172
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	905,000	815
Cimarex Energy Co., 5.875%, 5/1/22	380,000	395
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	303
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	550,000	601
Comstock Resources, Inc., 7.75%, 4/1/19	710,000	653
Comstock Resources, Inc., 9.50%, 6/15/20	380,000	374
Concho Resources, Inc., 7.00%, 1/15/21	135,000	144
Continental Resources, Inc., 5.00%, 9/15/22 144A	565,000	573
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	505,000	533
Denbury Resources, Inc., 8.25%, 2/15/20	228,000	250
El Paso Corp., 7.00%, 6/15/17	515,000	584
El Paso Corp., 7.25%, 6/1/18	515,000	594
El Paso Corp., 7.75%, 1/15/32	320,000	360
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,115,000	1,206
Energy Transfer Equity LP, 7.50%, 10/15/20	555,000	609
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	565,000	585
Exterran Holdings, Inc., 7.25%, 12/1/18	970,000	931
Forest Oil Corp., 7.25%, 6/15/19	805,000	739
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	128
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	232
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	135,000	134
Key Energy Services, Inc., 6.75%, 3/1/21 144A	90,000	87
Key Energy Services, Inc., 6.75%, 3/1/21	715,000	697
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	946
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	355,000	366
Laredo Petroleum, Inc., 7.375%, 5/1/22 144A	455,000	473
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	450,000	441
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	570,000	564
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	199
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	490,000	475
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	335,000	345
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	154
Newfield Exploration Co., 5.625%, 7/1/24	505,000	516
Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,246
Newfield Exploration Co., 7.125%, 5/15/18	445,000	471
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	115,000	123

The Accompanying Notes are an Integral Part of the Financial Statements.

148	Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

Energy continued
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	475
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	225,000	244
Offshore Group Investments, Ltd., 11.50%, 8/1/15	265,000	288
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	455,000	405
Oil States International, Inc., 6.50%, 6/1/19	165,000	172
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	860,000	858
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	340,000	345
Plains Exploration & Production Co., 6.125%, 6/15/19	450,000	452
Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	273
Plains Exploration & Production Co., 6.75%, 2/1/22	265,000	270
Plains Exploration & Production Co., 7.625%, 4/1/20	615,000	649
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	403
QEP Resources, Inc., 5.375%, 10/1/22	375,000	376
QEP Resources, Inc., 6.875%, 3/1/21	240,000	266
Range Resources Corp., 5.00%, 8/15/22	225,000	222
Range Resources Corp., 5.75%, 6/1/21	195,000	204
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	316
Samson Investment Co., 9.75%, 2/15/20 144A	995,000	990
SandRidge Energy, Inc., 7.50%, 3/15/21	275,000	272
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	263
SandRidge Energy, Inc., 9.875%, 5/15/16	220,000	241
SESI LLC, 6.375%, 5/1/19	265,000	278
SM Energy Co., 6.50%, 11/15/21	535,000	544
SM Energy Co., 6.50%, 1/1/23 144A	135,000	136
SM Energy Co., 6.625%, 2/15/19	230,000	236
Swift Energy Co., 8.875%, 1/15/20	235,000	247
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	165,000	165
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	605,000	643
Venoco, Inc., 8.875%, 2/15/19	130,000	118
W&T Offshore, Inc., 8.50%, 6/15/19	245,000	253
WPX Energy, Inc., 5.25%, 1/15/17 144A	555,000	562
WPX Energy, Inc., 6.00%, 1/15/22 144A	270,000	269

Total		34,691

Financials (0.8%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	275,000	276
Air Lease Corp., 5.625%, 4/1/17 144A	755,000	744
Aircastle, Ltd., 6.75%, 4/15/17	365,000	370
Aircastle, Ltd., 7.625%, 4/15/20	115,000	117
Ally Financial, Inc., 4.625%, 6/26/15	335,000	337
Ally Financial, Inc., 5.50%, 2/15/17	770,000	782
Ally Financial, Inc., 7.50%, 9/15/20	380,000	427
Ally Financial, Inc., 8.00%, 3/15/20	370,000	426
Ally Financial, Inc., 8.00%, 11/1/31	120,000	139
American General Finance Corp., 5.40%, 12/1/15	385,000	321
AmSouth Bank, 5.20%, 4/1/15	655,000	668
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	201,160	208
BNP Paribas SA, 7.195%, 12/31/49 144A	300,000	257
CIT Group, Inc., 4.75%, 2/15/15 144A	395,000	404
CIT Group, Inc., 5.00%, 5/15/17	225,000	232

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Financials continued
	CIT Group, Inc., 5.25%, 3/15/18	755,000	780
	CIT Group, Inc., 5.375%, 5/15/20	305,000	311
	CIT Group, Inc., 5.50%, 2/15/19 144A	510,000	524
	CIT Group, Inc., 7.00%, 5/2/16 144A	350,000	351
	CIT Group, Inc., 7.00%, 5/2/17 144A	249,542	250
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	361
	Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,580
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	405
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	159
	International Lease Finance Corp., 5.75%, 5/15/16	415,000	421
	International Lease Finance Corp., 6.25%, 5/15/19	560,000	571
	International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	204
	International Lease Finance Corp., 8.625%, 9/15/15	85,000	94
	International Lease Finance Corp., 8.75%, 3/15/17	390,000	438
	International Lease Finance Corp., 8.875%, 9/1/17	190,000	214
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	301
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	111
	NB Capital Trust IV, 8.25%, 4/15/27	180,000	184
	Regions Financial Corp., 7.75%, 11/10/14	430,000	464
	SLM Corp., 6.00%, 1/25/17	1,120,000	1,157
	SLM Corp., 7.25%, 1/25/22	955,000	1,010
	SLM Corp., 8.00%, 3/25/20	840,000	920
	SLM Corp., 8.45%, 6/15/18	195,000	218
	UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	188
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	-

	Total		18,924

	Foods (0.2%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	133,000	133
	Constellation Brands, Inc., 6.00%, 5/1/22	90,000	97
	Constellation Brands, Inc., 7.25%, 9/1/16	165,000	187
	Cott Beverages, Inc., 8.125%, 9/1/18	560,000	611
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	212
	Dean Foods Co., 7.00%, 6/1/16	810,000	861
	Dean Foods Co., 9.75%, 12/15/18	365,000	407
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	115
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	216
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	210,000	204
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	195,000	181
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	620,000	628
	Smithfield Foods, Inc., 10.00%, 7/15/14	123,000	140
	TreeHouse Foods, Inc., 7.75%, 3/1/18	645,000	699

	Total		4,691

	Gaming/Leisure/Lodging (0.4%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	830,000	890
	AMC Entertainment, Inc., 9.75%, 12/1/20	260,000	281
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	114
	Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	715,000	720

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	149

Balanced Portfolio

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	500,000	521
	The Geo Group, Inc., 6.625%, 2/15/21	220,000	227
	Harrah’s Operating Co., 10.00%, 12/15/18	401,000	274
	Harrah’s Operating Co., 11.25%, 6/1/17	360,000	393
	Host Hotels & Resorts LP, 5.875%, 6/15/19	45,000	49
	MGM Resorts International, 7.625%, 1/15/17	590,000	609
	MGM Resorts International, 7.75%, 3/15/22	225,000	232
	MGM Resorts International, 8.625%, 2/1/19 144A	600,000	642
	MGM Resorts International, 9.00%, 3/15/20	350,000	390
	MGM Resorts International, 11.125%, 11/15/17	355,000	398
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	294
	Regal Entertainment Group, 9.125%, 8/15/18	570,000	627
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	181
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	540
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	214
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	359
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	121

	Total		8,076

	Health Care/Pharmaceuticals (0.7%)
	Alere, Inc., 8.625%, 10/1/18	200,000	202
(c)	Biomet, Inc., 10.375%, 10/15/17	155,000	166
	Capella Healthcare, Inc., 9.25%, 7/1/17	330,000	342
	Centene Corp., 5.75%, 6/1/17	650,000	653
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	640,000	682
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	192,000	197
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	90,000	98
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	160,000	173
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	785,000	818
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	965,000	1,005
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	71
	HCA Holdings, Inc., 7.75%, 5/15/21	240,000	257
	HCA, Inc., 5.875%, 3/15/22	945,000	988
	HCA, Inc., 6.50%, 2/15/20	1,180,000	1,279
	HCA, Inc., 7.25%, 9/15/20	510,000	561
	HCA, Inc., 7.875%, 2/15/20	130,000	144
	HCA, Inc., 8.00%, 10/1/18	190,000	213
	HCA, Inc., 8.50%, 4/15/19	325,000	364
	HCA, Inc., 9.875%, 2/15/17	45,000	49
	Health Management Associates, Inc., 6.125%, 4/15/16	635,000	673
	Health Management Associates, Inc., 7.375%, 1/15/20 144A	150,000	160
	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	251
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	245
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	410,000	432
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	159
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	95
	Patheon, Inc., 8.625%, 4/15/17 144A	265,000	257

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	275,000	270
	Service Corp. International, 7.00%, 5/15/19	205,000	220
	Service Corp. International, 8.00%, 11/15/21	110,000	126
	Tenet Healthcare Corp., 6.25%, 11/1/18	840,000	888
	Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	320
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	209
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	766
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,115,000	1,153
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	4,000	3
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	123

	Total		14,612

	Media (0.7%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	125
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	410
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	160
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	375,000	405
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	158
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	755,000	830
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	174
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	890,000	959
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	460,000	448
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	185
	CSC Holdings LLC, 6.75%, 11/15/21 144A	510,000	543
	CSC Holdings LLC, 7.875%, 2/15/18	345,000	387
	CSC Holdings LLC, 8.625%, 2/15/19	650,000	751
(c)	Dex One Corp., 14%, 1/29/17	556,414	134
	DISH DBS Corp., 6.75%, 6/1/21	520,000	562
	DISH DBS Corp., 7.125%, 2/1/16	475,000	521
	DISH DBS Corp., 7.875%, 9/1/19	485,000	559
	Gannett Co., Inc., 7.125%, 9/1/18	195,000	209
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	680,000	723
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	179
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	378
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	755,000	795
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	554
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	232,000	243
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	525,000	542
	The McClatchy Co., 11.50%, 2/15/17	130,000	135
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	477
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	321

The Accompanying Notes are an Integral Part of the Financial Statements.

150	Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Media continued
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	141
	QVC, Inc., 5.125%, 7/2/22 144A	105,000	107
	QVC, Inc., 7.375%, 10/15/20 144A	195,000	216
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	255
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	100,000	95
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	301
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	856
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	365
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	528
	Videotron Ltee, 5.00%, 7/15/22 144A	750,000	761
	Virgin Media Finance PLC, 8.375%, 10/15/19	110,000	124
	WM Finance Corp., 11.50%, 10/1/18	285,000	315
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	390,000	419

	Total		16,350

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	4
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	25

	Total		29

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	388
	DuPont Fabros Technology LP, 8.50%, 12/15/17	730,000	803

	Total		1,191

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	85,000	87
	Mobile Mini, Inc., 7.875%, 12/1/20	485,000	513
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	341
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	115,000	120
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	160,000	167

	Total		1,228

	Technology (0.4%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	455,000	466
	Amkor Technology, Inc., 6.625%, 6/1/21	925,000	923
	Avaya, Inc., 7.00%, 4/1/19 144A	300,000	278
	Equinix, Inc., 7.00%, 7/15/21	245,000	269
	Equinix, Inc., 8.125%, 3/1/18	280,000	310
	Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	935,000	951
	First Data Corp., 7.375%, 6/15/19 144A	845,000	862
	First Data Corp., 8.25%, 1/15/21 144A	170,000	170
	First Data Corp., 9.875%, 9/24/15	280,000	283
(c)	First Data Corp., 10.55%, 9/24/15	571,424	584
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	667,000	729
	Iron Mountain, Inc., 7.75%, 10/1/19	495,000	535
	Iron Mountain, Inc., 8.375%, 8/15/21	50,000	54
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	240,000	190
	Seagate HDD Cayman, 7.75%, 12/15/18	290,000	321
	SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	407

	Below Investment Grade Segment (7.5%)	$ Par	Value $ (000’s)

	Technology continued
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	256
	West Corp., 8.625%, 10/1/18	295,000	313
	West Corp., 11.00%, 10/15/16	195,000	206

	Total		8,107

	Telecommunications (0.7%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	685,000	713
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	121
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	255,000	232
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	270
	Cricket Communications, Inc., 7.75%, 10/15/20	860,000	821
	Cricket Communications, Inc., 10.00%, 7/15/15	125,000	129
	Frontier Communications Corp., 8.125%, 10/1/18	705,000	749
	Frontier Communications Corp., 8.25%, 4/15/17	175,000	188
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	408
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	168
	Frontier Communications Corp., 9.25%, 7/1/21	230,000	247
	GCI, Inc., 8.625%, 11/15/19	855,000	896
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	123
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	241
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	820,000	851
	NII Capital Corp., 7.625%, 4/1/21	475,000	407
	NII Capital Corp., 8.875%, 12/15/19	1,345,000	1,219
	Nokia Oyj, 5.375%, 5/15/19	380,000	299
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	237
	SBA Telecommunications, Inc., 8.00%, 8/15/16	84,000	90
	SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	164
	Sprint Capital Corp., 6.90%, 5/1/19	455,000	428
	Sprint Nextel Corp., 6.00%, 12/1/16	710,000	680
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	225,000	234
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	589
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	810,000	905
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	225,000	236
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	295,000	329
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	455,000	396
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	210,000	170
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	550,678	377
	Windstream Corp., 7.00%, 3/15/19	415,000	425
	Windstream Corp., 7.75%, 10/15/20	1,185,000	1,256
	Windstream Corp., 7.875%, 11/1/17	225,000	245

	Total		14,843

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	303
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	256

	Total		559

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	151

Balanced Portfolio

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.4%)
	The AES Corp., 7.75%, 10/15/15	160,000	180
	The AES Corp., 8.00%, 10/15/17	740,000	842
	The AES Corp., 8.00%, 6/1/20	350,000	402
	Calpine Corp., 7.50%, 2/15/21 144A	415,000	448
	Calpine Corp., 7.875%, 7/31/20 144A	625,000	689
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	400,000	432
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	1,260,000	1,399
	Elwood Energy LLC, 8.159%, 7/5/26	260,493	260
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,200,000	1,215
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	180
	NRG Energy, Inc., 7.375%, 1/15/17	275,000	286
	NRG Energy, Inc., 7.625%, 1/15/18	940,000	973
	NRG Energy, Inc., 7.625%, 5/15/19	330,000	334
	NRG Energy, Inc., 8.25%, 9/1/20	35,000	36
	NV Energy, Inc., 6.25%, 11/15/20	340,000	380
	Puget Energy, Inc., 5.625%, 7/15/22 144A	1,470,000	1,510

	Total		9,566

	Total Below Investment Grade Segment
	(Cost: $164,400)		166,920

	Investment Companies (12.8%)

	Investment Companies (12.8%)
	iShares Barclays MBS Bond Fund	58,957	6,393
	iShares MSCI EAFE Index Fund	833,300	41,632
	iShares MSCI Emerging Markets Index	52,800	2,069
	iShares Russell 2000 Index Fund	109,140	8,693
	iShares Russell Midcap Index Fund	64,742	6,821
	Market Vectors Junior Gold Miners	17,800	341
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	4,975,124	4,686
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	25,691,700	40,362
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	126,917,713	94,681
	SPDR S&P MidCap 400 ETF Trust	160,730	27,533
	Vanguard Emerging Markets	950,960	37,991
	Vanguard MSCI EAFE	422,200	13,329

	Total Investment Companies
	(Cost: $278,445)		284,531

	Short-Term Investments (10.3%)

	Autos (0.6%)
(b)	American Honda Finance Corp., 0.836%, 11/7/12 144A	15,000,000	15,029

	Total		15,029

	Short-Term Investments (10.3%)	$ Par	Value $ (000’s)

	Beverage/Bottling (0.5%)
(b)	Pepsico, Inc., 0.11%, 8/15/12	10,000,000	9,999

	Total		9,999

	Commercial Banks Non-US (0.4%)
	Bank of Nova Scotia, 0.669%, 10/5/12	6,800,000	6,802
	Barclays US Funding LLC, 0.02%, 7/2/12	3,600,000	3,600

	Total		10,402

	Commercial Banks US (0.6%)
	BP Capital Markets PLC, 0.666%, 2/8/13	7,000,000	7,008
	BP Capital Markets PLC, 0.667%, 5/7/13	4,800,000	4,804
(k)	The Goldman Sachs Group, Inc., 3.625%, 8/1/12	3,500,000	3,506

	Total		15,318

	Consumer Products / Retailing (0.5%)
(b)	Wal-mart Stores, 0.12%, 7/31/12	10,000,000	9,999

	Total		9,999

	Electric Utilities (0.4%)
	Emerson Electric Co., 0.13%, 8/16/12	10,000,000	9,998

	Total		9,998

	Federal Government & Agencies (0.4%)
	Federal Home Loan Bank, 0.10%, 8/22/12	10,000,000	9,999

	Total		9,999

	Finance Services (1.6%)
(b)	Alpine Securitization Corp., 0.21%, 7/23/12	10,000,000	9,999
	Alpine Securitization Corp., 0.22%, 7/24/12	10,000,000	9,998
	Govco LLC, 0.37%, 7/6/12	5,000,000	5,000
	Govco LLC, 0.43%, 7/13/12	10,000,000	9,998

	Total		34,995

	Food Processors (0.5%)
(b)	Kellogg Co., 0.20%, 7/2/12	10,000,000	10,000

	Total		10,000

	Information Technology (0.5%)
(b)	Google, Inc., 0.09%, 7/19/12	10,000,000	10,000

	Total		10,000

	Oil and Gas (0.5%)
(b)	Devon Energy Corp., 0.25%, 7/5/12	10,000,000	10,000

	Total		10,000

The Accompanying Notes are an Integral Part of the Financial Statements.

152	Balanced Portfolio

Balanced Portfolio

	Short-Term Investments (10.3%)	$ Par	Value $ (000’s)

	Personal Credit Institutions (2.3%)
(b)	Chariot Funding LLC, 0.17%, 7/26/12	10,000,000	9,999
(b)	Chariot Funding LLC, 0.17%, 7/27/12	10,000,000	9,999
(b)	Old Line Funding LLC, 0.15%, 7/5/12	20,000,000	19,999
(b)	Straight-a Funding LLC, 0.15%, 7/26/12	10,000,000	9,999

	Total		49,996

	Restaurants (0.6%)
(b)	Darden Restaurants, Inc., 0.27%, 7/2/12	12,300,000	12,300

	Total		12,300

	Short-Term Investments (10.3%)	$ Par	Value $ (000’s)

	Short Term Business Credit (0.9%)
(b)	Sheffield Receivables Corp., 0.20%, 7/10/08	20,000,000	19,999

	Total		19,999

	Total Short-Term Investments
	(Cost: $227,993)		228,034

	Total Investments (101.6%)
	(Cost: $2,133,800)(a)		2,255,601

	Other Assets, Less
	Liabilities (-1.6%)		(35,889)

	Net Assets (100.0%)		2,219,712

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $125,524 representing 5.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $2,133,800 and the net unrealized appreciation of investments based on that cost was $121,801 which is comprised of $157,068 aggregate gross unrealized appreciation and $35,267 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $63,893)	968	9/12	$1,760
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $29,614)	200	9/12	19
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2012, $71,230)	536	9/12	(260)
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2012, $40,980)	186	9/12	(25)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $2,005)	12	9/12	3

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	153

Balanced Portfolio

(f)	Foreign Bond — par value is foreign denominated

-	Federative Republic of Brazil – Brazilian Real

-	Morgan Stanley – Brazilian Real

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	3,605	7/12	$97	$-	$97
Sell	Barclays Bank PLC	EUR	15,950	7/12	969	-	969
Sell	Barclays Bank PLC	EUR	10,800	9/12	-	(1)	(1)

					$1,066	$(1)	$1,065

BRL — Brazilian Real

EUR — Euro

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index	12/12	3,168	$-
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month USD LIBOR -82 Bps	5/13	30,001	(175)
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month USD LIBOR - 70 Bps	Russell 2000 Value Index Total Return	5/13	30,000	348
Russell Midcap Growth Index Total Return	Bank Of America N.A.	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 33 Bps	5/13	88,000	2,823
Russell Midcap Value Index Total Return	Bank Of America N.A.	3-Month USD LIBOR - 26 Bps	Russell Midcap Value Index Total Return	5/13	88,000	(794)

						$2,202

(k)	Cash in the amount of $700 (in thousands) and security with a value of $3,506 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

The Accompanying Notes are an Integral Part of the Financial Statements.

154	Balanced Portfolio

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$690,476	$-	$-
Preferred Stocks	-	1,328	-
Government & US Agency Bonds	-	280,980	-
Foreign Bonds	-	3,010	-
Municipal Bonds	-	18,274	-
Corporate Bonds	-	389,237	29
Structured Products	-	359,702	-
Investment Companies	284,531	-	-
Short-Term Investments	-	228,034	-
Other Financial Instruments^
Forward Currency Contracts	-	1,066	-
Futures	1,782	-	-
Total Return Swaps	-	3,171	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(1)	-
Futures	$(285)	$-	$-
Total Return Swaps	-	(969)	-
Total	$976,504	$1,283,832	$29

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	155

Asset Allocation Portfolio

Sector Allocation 6/30/12

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to foreign securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio, and changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ expenses.

The Portfolio may use derivative instruments for hedging purposes, to adjust the Portfolio’s style or term structure and duration, to seek to enhance returns or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

156	Asset Allocation Portfolio

Asset Allocation Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012*
Actual	$1,000.00	$1,052.84	$ 2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$ 2.66

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Asset Allocation Portfolio	157

Asset Allocation Portfolio

Schedule of Investments

June 30, 2012 (unaudited)

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Large Cap Common Stocks (28.3%)

	Consumer Discretionary (3.5%)
	Coach, Inc.	5,750	336
	Comcast Corp. - Class A	40,700	1,301
*	Delphi Automotive PLC	13,650	348
*	Dollar General Corp.	8,400	457
*	General Motors Co. - B Warrants	1,070	7
	The Home Depot, Inc.	14,550	771
	Las Vegas Sands Corp.	13,275	577
	Macy’s, Inc.	21,359	734
	Marriott International, Inc. - Class A	19,400	760
	News Corp. - Class A	45,250	1,009
	Starbucks Corp.	13,400	715
	Target Corp.	7,200	419
	VF Corp.	1,200	160
	Viacom, Inc. - Class B	14,100	663

	Total		8,257

	Consumer Staples (2.8%)
	Costco Wholesale Corp.	6,000	570
	CVS Caremark Corp.	18,055	844
	The Estee Lauder Cos., Inc. - Class A	7,000	379
	Mead Johnson Nutrition Co.	13,399	1,079
*	Monster Beverage Corp.	3,650	260
	PepsiCo, Inc.	16,400	1,159
	Philip Morris International, Inc.	17,900	1,562
	The Procter & Gamble Co.	13,300	814

	Total		6,667

	Energy (3.4%)
	Anadarko Petroleum Corp.	15,675	1,038
	Chevron Corp.	11,800	1,245
	Exxon Mobil Corp.	33,200	2,841
	National-Oilwell Varco, Inc.	6,450	416
	Occidental Petroleum Corp.	10,900	935
	Schlumberger, Ltd.	15,950	1,035
*	Whiting Petroleum Corp.	10,350	425

	Total		7,935

	Financials (4.1%)
	American Express Co.	18,550	1,080
	American Tower Corp.,	24,950	1,744
	Citigroup, Inc.	30,650	840
	The Goldman Sachs Group, Inc.	4,050	388
	Invesco, Ltd.	29,150	659
	JPMorgan Chase & Co.	36,650	1,310
	KeyCorp	27,450	212
	MetLife, Inc.	19,550	603
	PNC Financial Services Group, Inc.	10,650	651
	The Travelers Cos., Inc.	4,900	313

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Financials continued
	Wells Fargo & Co.	51,300	1,715

	Total		9,515

	Health Care (4.2%)
*	Alexion Pharmaceuticals, Inc.	3,050	303
	Allergan, Inc.	9,250	856
	Bristol-Myers Squibb Co.	52,450	1,886
*	Celgene Corp.	4,850	311
*	Cerner Corp.	9,828	812
*	Express Scripts Holding Co.	19,300	1,078
*	Gilead Sciences, Inc.	9,050	464
*	Intuitive Surgical, Inc.	1,757	973
	Pfizer, Inc.	100,400	2,309
	UnitedHealth Group, Inc.	12,150	711

	Total		9,703

	Industrials (3.1%)
	The Boeing Co.	11,900	884
	Caterpillar, Inc.	8,600	730
	Cummins, Inc.	9,023	874
	Danaher Corp.	15,400	802
	FedEx Corp.	10,475	960
	General Electric Co.	59,250	1,235
	Honeywell International, Inc.	5,975	334
	Precision Castparts Corp.	2,100	346
	Union Pacific Corp.	5,350	638
	United Technologies Corp.	5,400	408

	Total		7,211

	Information Technology (5.3%)
*	Apple, Inc.	5,750	3,358
	Broadcom Corp. - Class A	19,500	659
*	Cognizant Technology Solutions Corp. - Class A	10,326	620
*	EMC Corp.	29,150	747
*	Google, Inc. - Class A	2,200	1,276
	International Business Machines Corp.	8,900	1,741
	MasterCard, Inc. - Class A	1,700	731
	Microsoft Corp.	53,100	1,624
	Oracle Corp.	30,150	895
	Qualcomm, Inc.	11,600	646

	Total		12,297

	Materials (0.8%)
	Celanese Corp.	8,500	294
	Hudbay Minerals, Inc.	27,200	210
	Monsanto Co.	6,200	513
	Praxair, Inc.	7,350	799

	Total		1,816

The Accompanying Notes are an Integral Part of the Financial Statements.

158	Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Telecommunication Services (0.3%)
	Vodafone Group PLC, ADR	27,150	765

	Total		765

	Utilities (0.8%)
	American Electric Power Co., Inc.	13,450	537
	American Water Works Co., Inc.	37,600	1,289

	Total		1,826

	Total Large Cap Common Stocks		65,992

	Mid Cap Common Stocks (9.3%)

	Consumer Discretionary (1.3%)
*	Bed Bath & Beyond, Inc.	4,257	263
*	BorgWarner, Inc.	4,337	284
	Chico’s FAS, Inc.	23,876	354
*	Dollar Tree, Inc.	5,680	306
*	LKQ Corp.	9,250	309
	The McGraw-Hill Cos., Inc.	6,554	295
*	O’Reilly Automotive, Inc.	4,267	357
*	Penn National Gaming, Inc.	8,332	372
	Polaris Industries, Inc.	4,528	324
	Ross Stores, Inc.	3,065	191

	Total		3,055

	Consumer Staples (1.0%)
	Beam, Inc.	18,473	1,154
	Church & Dwight Co., Inc.	16,724	928
	McCormick & Co., Inc.	4,700	285

	Total		2,367

	Energy (0.9%)
*	Cameron International Corp.	6,247	267
*	Concho Resources, Inc.	2,238	191
	Core Laboratories N.V.	979	113
*	Denbury Resources, Inc.	12,535	189
*	FMC Technologies, Inc.	2,923	115
*	Oasis Petroleum, Inc.	8,578	207
	SM Energy Co.	2,657	131
*	Weatherford International, Ltd.	69,040	872

	Total		2,085

	Financials (0.5%)
*	CBRE Group, Inc.	13,892	227
*	E*TRADE Financial Corp.	7,078	57
*	IntercontinentalExchange, Inc.	1,746	238
	Lazard, Ltd. - Class A	7,086	184
	Raymond James Financial, Inc.	10,070	345

	Total		1,051

	Health Care (0.7%)
	AmerisourceBergen Corp.	7,571	298
*	DaVita, Inc.	3,901	383
*	IDEXX Laboratories, Inc.	3,098	298
*	Mettler-Toledo International, Inc.	1,318	205
*	SXC Health Solutions Corp.	2,700	268

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Health Care continued
*	Vertex Pharmaceuticals, Inc.	1,600	90

	Total		1,542

	Industrials (1.7%)
*	BE Aerospace, Inc.	8,764	382
*	Clean Harbors, Inc.	3,500	197
	Corrections Corp. of America	9,875	291
	Dover Corp.	9,264	496
	Expeditors International of Washington, Inc.	5,595	217
	Graco, Inc.	6,050	279
	Kansas City Southern	5,149	358
	Knight Transportation, Inc.	12,680	203
	MSC Industrial Direct Co., Inc. - Class A	2,208	145
*	Owens Corning, Inc.	9,454	270
	Robert Half International, Inc.	11,509	329
	Roper Industries, Inc.	3,601	355
*	WESCO International, Inc.	8,131	468

	Total		3,990

	Information Technology (2.3%)
*	Alliance Data Systems Corp.	2,923	395
	Altera Corp.	2,984	101
	Amphenol Corp. - Class A	4,196	230
*	Autodesk, Inc.	13,041	456
	Avago Technologies, Ltd.	18,455	663
*	Citrix Systems, Inc.	4,849	407
*	F5 Networks, Inc.	2,052	204
*	Fortinet, Inc.	8,100	188
*	Freescale Semiconductor Holdings I, Ltd.	28,439	292
	Global Payments, Inc.	6,527	282
*	Informatica Corp.	5,030	213
*	JDS Uniphase Corp.	11,282	124
*	Juniper Networks, Inc.	23,988	391
	Microchip Technology, Inc.	5,595	185
*	ServiceNow, Inc.	65	2
*	Skyworks Solutions, Inc.	10,870	298
*	Teradata Corp.	3,650	263
*	VeriFone Systems, Inc.	11,678	386
*	Zebra Technologies Corp. - Class A	10,163	349

	Total		5,429

	Materials (0.7%)
	Airgas, Inc.	4,366	367
	CF Industries Holdings, Inc.	826	160
	Cliffs Natural Resources, Inc.	12,956	638
	PPG Industries, Inc.	3,101	329
	Westlake Chemical Corp.	3,100	162

	Total		1,656

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	159

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	8,792	502

	Total		502

	Total Mid Cap Common Stocks		21,677

	Small Cap Common Stocks (4.1%)

	Consumer Discretionary (0.6%)
*	American Public Education, Inc.	2,500	80
*	Bally Technologies, Inc.	3,200	149
*	Bravo Brio Restaurant Group, Inc.	4,850	86
*	Genesco, Inc.	1,550	93
*	Grand Canyon Education, Inc.	6,450	135
*	Hibbett Sports, Inc.	1,600	92
*	Ignite Restaurant Group, Inc.	600	11
*	Life Time Fitness, Inc.	3,400	158
*	Motors Liquidation Co. GUC Trust	295	4
	Penske Automotive Group, Inc.	4,000	85
*	Red Robin Gourmet Burgers, Inc.	1,550	47
*	Shuffle Master, Inc.	7,500	104
*	Tilly’s, Inc. - Class A	600	10
	Ulta Salon, Cosmetics & Fragrance, Inc.	950	89
*	Vitamin Shoppe, Inc.	2,600	143

	Total		1,286

	Consumer Staples (0.0%)
*	United Natural Foods, Inc.	2,000	110

	Total		110

	Energy (0.3%)
*	Approach Resources, Inc.	3,600	92
*	Carrizo Oil & Gas, Inc.	6,700	158
*	Gulfport Energy Corp.	5,900	122
*	Hornbeck Offshore Services, Inc.	1,150	45
*	Kodiak Oil & Gas Corp.	13,650	112
*	Northern Oil and Gas, Inc.	4,100	65
*	Rosetta Resources, Inc.	2,850	104

	Total		698

	Financials (0.3%)
	Boston Private Financial Holdings, Inc.	17,350	155
	East West Bancorp, Inc.	6,450	151
	Education Realty Trust, Inc.	6,600	73
	Greenhill & Co., Inc.	1,900	68
*	Portfolio Recovery Associates, Inc.	1,003	92
*	Stifel Financial Corp.	3,150	97

	Total		636

	Health Care (0.8%)
*	Akorn, Inc.	8,850	140
*	Align Technology, Inc.	4,516	151

	Domestic Common Stocks and Warrants (41.7%)	Shares	Value $ (000’s)

	Health Care continued
*	Conceptus, Inc.	5,350	106
*	DexCom, Inc.	14,509	188
*	Endologix, Inc.	10,791	167
*	Exact Sciences Corp.	9,700	104
*	HealthStream, Inc.	5,900	153
*	HMS Holdings Corp.	1,750	58
*	Impax Laboratories, Inc.	5,450	110
*	IPC The Hospitalist Co.	2,115	96
*	MAP Pharmaceuticals, Inc.	3,850	58
*	Omnicell, Inc.	16,152	236
	U.S. Physical Therapy, Inc.	2,700	69
*	VIVUS, Inc.	2,450	70
*	Vocera Communications, Inc.	2,350	63
*	Volcano Corp.	2,000	57

	Total		1,826

	Industrials (0.8%)
	Actuant Corp. - Class A	5,650	154
	Celadon Group, Inc.	3,500	57
*	Chart Industries, Inc.	1,847	127
*	DXP Enterprises, Inc.	1,550	64
*	GrafTech International, Ltd.	7,250	70
*	Heritage-Crystal Clean, Inc.	5,625	92
*	Hexcel Corp.	5,600	144
*	Huron Consulting Group, Inc.	3,050	97
*	The Keyw Holding Corp.	11,300	113
	Lindsay Corp.	1,500	97
*	Mistras Group, Inc.	4,350	114
*	Oshkosh Corp.	3,500	73
*	Rexnord Corp.	1,167	23
	Robbins & Myers, Inc.	3,100	130
	Snap-on, Inc.	2,550	159
	Sun Hydraulics Corp.	2,450	60
*	TransDigm Group, Inc.	1,125	151
	Valmont Industries, Inc.	650	79

	Total		1,804

	Information Technology (1.2%)
	ADTRAN, Inc.	3,350	101
*	Ancestry.com, Inc.	4,000	110
*	BroadSoft, Inc.	3,750	109
*	Calix, Inc.	12,100	100
*	Cardtronics, Inc.	5,400	163
*	Cavium, Inc.	4,050	114
*	Cornerstone OnDemand, Inc.	3,300	79
*	Dice Holdings, Inc.	11,000	103
*	Diodes, Inc.	5,400	101
*	Equinix, Inc.	486	85
*	EXA Corp.	3,500	37
*	ExactTarget, Inc.	1,500	33
*	EZchip Semiconductor, Ltd.	1,400	56
*	FEI Co.	2,200	105
*	Finisar Corp.	5,200	78
*	InterXion Holding NV	7,050	128
*	Microsemi Corp.	5,900	109
*	MicroStrategy, Inc. - Class A	600	78
	MKS Instruments, Inc.	2,950	85
*	Nanometrics, Inc.	6,250	96

The Accompanying Notes are an Integral Part of the Financial Statements.

160	Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (41.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Proofpoint, Inc.	1,900	32
*	Riverbed Technology, Inc.	4,950	80
*	Sourcefire, Inc.	3,850	198
*	SPS Commerce, Inc.	7,250	220
*	Synacor, Inc.	3,350	46
*	Synchronoss Technologies, Inc.	6,600	122
*	Tangoe, Inc.	4,750	101
*	The Ultimate Software Group, Inc.	2,450	218

	Total		2,887

	Materials (0.0%)
	Balchem Corp.	3,100	101

	Total		101

	Telecommunication Services (0.1%)
*	tw telecom, Inc.	5,100	131

	Total		131

	Total Small Cap Common Stocks		9,479

	Total Domestic Common Stocks and Warrants
	(Cost: $85,308)		97,148

	Preferred Stocks (0.1%)

	Financials (0.1%)
	Ally Financial, Inc., 8.50%, 5/15/16	4,680	186
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	41

	Total Preferred Stocks
	(Cost: $220)		227

	Investment Grade Segment (5.4%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	18
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	37
	Goodrich Corp., 4.875%, 3/1/20	15,000	17
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	49
	Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10
	Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	15,000	11

	Total		142

	Auto Manufacturing (0.3%)
	Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	41
	Daimler Finance North America LLC, 3.875%, 9/15/21 144A	5,000	5
	Ford Motor Co., 7.45%, 7/16/31	40,000	50
	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	45,000	45
	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	75,000	79
	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	35,000	37
	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	49

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Auto Manufacturing continued
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	40,000	45
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	30,000	37
PACCAR, Inc., 6.875%, 2/15/14	10,000	11
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	71
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	79
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		601

Banking (0.8%)
Bank of America Corp., 3.625%, 3/17/16	35,000	35
Bank of America Corp., 3.75%, 7/12/16	10,000	10
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of Montreal, 2.50%, 1/11/17	65,000	67
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	85
Cie de Financement Foncier, 2.50%, 9/16/15 144A	50,000	50
Citigroup, Inc., 3.953%, 6/15/16	200,000	205
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	133
Fifth Third Bancorp, 3.625%, 1/25/16	45,000	48
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	25,000	26
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	110,000	118
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	60,000	64
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	54
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
HSBC Holdings PLC, 4.00%, 3/30/22	45,000	47
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	39
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	231
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	34
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	21
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	131
Morgan Stanley, 2.875%, 7/28/14	20,000	20
Morgan Stanley, 3.80%, 4/29/16	50,000	48
Morgan Stanley, 4.75%, 3/22/17	70,000	70
Morgan Stanley, 5.50%, 7/28/21	35,000	35
PNC Funding Corp., 4.375%, 8/11/20	30,000	33
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	20,000	22
State Street Corp., 2.875%, 3/7/16	25,000	27
SunTrust Banks, Inc., 3.50%, 1/20/17	40,000	41
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	29
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	20
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 2.625%, 12/15/16	70,000	72
Wells Fargo & Co., 4.60%, 4/1/21	45,000	50

Total		1,944

Beverage/Bottling (0.2%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	5,000	6
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	18
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	111
Beam, Inc., 3.25%, 5/15/22	15,000	15
The Coca-Cola Co., 1.65%, 3/14/18	50,000	51
The Coca-Cola Co., 3.15%, 11/15/20	50,000	54
PepsiCo, Inc., 7.90%, 11/1/18	35,000	47
Pernod-Ricard SA, 4.25%, 7/15/22 144A	10,000	10
Pernod-Ricard SA, 5.50%, 1/15/42 144A	15,000	15
Pernod-Ricard SA, 5.75%, 4/7/21 144A	70,000	79
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	48

Total		454

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	161

Asset Allocation Portfolio

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.3%)
Comcast Corp., 4.65%, 7/15/42	45,000	45
Comcast Corp., 6.40%, 5/15/38	45,000	55
Comcast Corp., 6.95%, 8/15/37	20,000	26
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	75,000	76
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
Historic TW, Inc., 6.625%, 5/15/29	40,000	48
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	37
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	18
News America, Inc., 4.50%, 2/15/21	65,000	71
News America, Inc., 6.90%, 8/15/39	10,000	12
TCI Communications, Inc., 8.75%, 8/1/15	60,000	73
Time Warner Cable, Inc., 4.00%, 9/1/21	45,000	47
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	75

Total		628

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.125%, 11/15/21	10,000	11
The Dow Chemical Co., 4.25%, 11/15/20	55,000	60
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
United Technologies Corp., 3.10%, 6/1/22	25,000	26
United Technologies Corp., 4.50%, 6/1/42	30,000	33

Total		136

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	53

Total		53

Electric Utilities (0.6%)
Alabama Power Co., 3.95%, 6/1/21	50,000	55
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	20,000	22
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	27,750	29
Carolina Power & Light Co., 2.80%, 5/15/22	35,000	36
Carolina Power & Light Co., 5.15%, 4/1/15	25,000	28
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	24
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	28
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	27
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	49
Entergy Corp., 4.70%, 1/15/17	40,000	42
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 4.25%, 6/15/22 144A	45,000	45
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	35
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	17,511	18
Mississippi Power Co., 4.75%, 10/15/41	35,000	38
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	52
Nevada Power Co., 5.95%, 3/15/16	10,000	11
Nextera Energy, Inc., 4.50%, 6/1/21	95,000	103
NSTAR LLC, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	6

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Electric Utilities continued
Ohio Power Co., 5.375%, 10/1/21	25,000	30
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	81
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	55
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	25
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	32
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	26
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	102
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	40
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	14
SCANA Corp., 4.125%, 2/1/22	25,000	25
Sempra Energy, 2.30%, 4/1/17	45,000	46
Sempra Energy, 6.15%, 6/15/18	15,000	18
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	19
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	13
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	43

Total		1,416

Electronics (0.1%)
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	55
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
Hewlett-Packard Co., 3.75%, 12/1/20	5,000	5
Hewlett-Packard Co., 4.30%, 6/1/21	30,000	31
Hewlett-Packard Co., 4.65%, 12/9/21	40,000	42
International Business Machines Corp., 1.95%, 7/22/16	25,000	26

Total		195

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	12
General Mills, Inc., 3.15%, 12/15/21	40,000	41
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods, Inc., 2.25%, 6/5/17 144A	10,000	10
Kraft Foods, Inc., 3.50%, 6/6/22 144A	15,000	15
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	66
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	24
Kraft Foods, Inc., 6.50%, 2/9/40	65,000	84
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	40

Total		308

Gaming/Leisure/Lodging (0.0%)
Choice Hotels International, Inc., 5.75%, 7/1/22	30,000	31

Total		31

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	26
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	41
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	40
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	55,000	64
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	63

The Accompanying Notes are an Integral Part of the Financial Statements.

162	Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Gas Pipelines continued
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	17
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	45,000	47
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	30
Williams Partners LP, 4.00%, 11/15/21	10,000	10
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	37
Total		483

Health Care/Pharmaceuticals (0.2%)
Amgen, Inc., 3.875%, 11/15/21	65,000	69
Express Scripts Holding Co., 2.65%, 2/15/17 144A	20,000	20
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	26
Express Scripts Holding Co., 3.50%, 11/15/16 144A	40,000	42
Express Scripts Holding Co., 3.90%, 2/15/22 144A	10,000	10
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	27
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	31
Merck & Co., Inc., 3.875%, 1/15/21	15,000	17
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	31
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	63
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	46
Total		405

Independent Finance (0.1%)
General Electric Capital Corp., 2.30%, 4/27/17	125,000	126
General Electric Capital Corp., 5.625%, 5/1/18	125,000	143
Total		269

Industrials - Other (0.0%)
ABB Finance USA, Inc., 2.875%, 5/8/22	65,000	66
Total		66
Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	50,000	56
Total		56

Life Insurance (0.1%)
American International Group, Inc., 4.875%, 6/1/22	90,000	92
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	82
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	21
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	26
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	29
Total		255

Machinery (0.1%)
Caterpillar, Inc., 2.60%, 6/26/22	45,000	45
John Deere Capital Corp., 2.25%, 4/17/19	30,000	31
John Deere Capital Corp., 2.80%, 1/27/23	40,000	40
Total		116

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Metals/Mining (0.2%)
ArcelorMittal, 5.25%, 8/5/20	40,000	38
ArcelorMittal, 5.50%, 3/1/21	35,000	33
Barrick Gold Corp., 2.90%, 5/30/16	45,000	47
Barrick Gold Corp., 3.85%, 4/1/22	45,000	47
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	31
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	40,000	39
Newmont Mining Corp., 3.50%, 3/15/22	60,000	59
Newmont Mining Corp., 6.25%, 10/1/39	10,000	11
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	55,000	58
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	55
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	21
Teck Resources, Ltd., 3.00%, 3/1/19	30,000	30
Teck Resources, Ltd., 5.20%, 3/1/42	45,000	43
Teck Resources, Ltd., 10.75%, 5/15/19	12,000	15
Total		527

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.80%, 2/1/42	55,000	61
Total		61

Oil and Gas (0.7%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	93
Apache Corp., 4.75%, 4/15/43	25,000	28
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	45
BP Capital Markets PLC, 3.245%, 5/6/22	45,000	47
BP Capital Markets PLC, 3.561%, 11/1/21	20,000	21
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	91
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	29
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	55
ConocoPhillips, 6.00%, 1/15/20	85,000	107
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	36
Encana Corp., 3.90%, 11/15/21	85,000	84
Ensco PLC, 4.70%, 3/15/21	35,000	38
EOG Resources, Inc., 4.40%, 6/1/20	15,000	17
Hess Corp., 5.60%, 2/15/41	25,000	27
Husky Energy, Inc., 3.95%, 4/15/22	55,000	56
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	23
Noble Energy, Inc., 4.15%, 12/15/21	10,000	11
Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
Noble Holding International, Ltd., 5.25%, 3/15/42	70,000	69
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	18
Shell International Finance BV, 4.30%, 9/22/19	120,000	139
Southwestern Energy Co., 4.10%, 3/15/22 144A	30,000	30
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	19
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	45
Talisman Energy, Inc., 5.50%, 5/15/42	35,000	36
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital International SA, 1.55%, 6/28/17	45,000	45
Total Capital SA, 4.45%, 6/24/20	100,000	114
Transocean, Inc., 5.05%, 12/15/16	60,000	65
Transocean, Inc., 6.375%, 12/15/21	35,000	40

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	163

Asset Allocation Portfolio

	Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	Weatherford International, Ltd., 5.95%, 4/15/42	70,000	74
	Total		1,616

	Other Finance (0.1%)
	American Express Co., 6.15%, 8/28/17	35,000	41
	American Express Credit Corp., 5.125%, 8/25/14	10,000	11
	CVS Pass-Through Trust, 6.036%, 12/10/28	38,557	44
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	10,000	10
	Total		106

	Other Holdings (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	316,204	160
	Total		160

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	Republic Services, Inc., 3.55%, 6/1/22	35,000	35
	Republic Services, Inc., 3.80%, 5/15/18	50,000	54
	Republic Services, Inc., 5.25%, 11/15/21	25,000	29
	Waste Management, Inc., 4.60%, 3/1/21	30,000	33
	Total		179

	Paper and Forest Products (0.0%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	75
	Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	7
	Total		82

	Property and Casualty Insurance (0.0%)
	The Hartford Financial Services Group, Inc., 6.625%, 4/15/42	65,000	67
	Total		67

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	76
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	27
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	CSX Corp., 3.70%, 10/30/20	5,000	5
	CSX Corp., 4.25%, 6/1/21	15,000	16
	CSX Corp., 4.75%, 5/30/42	35,000	36
	CSX Corp., 5.60%, 5/1/17	30,000	34
	Norfolk Southern Corp., 5.64%, 5/17/29	50,000	60
	Union Pacific Corp., 4.30%, 6/15/42	45,000	45
	Total		305

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	79
	Boston Properties LP, 3.85%, 2/1/23	40,000	40
	BRE Properties, Inc., 5.20%, 3/15/21	35,000	38
	BRE Properties, Inc., 5.50%, 3/15/17	15,000	16
	DDR Corp., 4.625%, 7/15/22	35,000	35
	DDR Corp., 4.75%, 4/15/18	90,000	93
	ERP Operating LP, 4.625%, 12/15/21	45,000	49
	HCP, Inc., 3.75%, 2/1/16	25,000	26
	HCP, Inc., 3.75%, 2/1/19	10,000	10
	HCP, Inc., 6.00%, 1/30/17	25,000	28
	HCP, Inc., 6.70%, 1/30/18	10,000	12
	Health Care REIT, Inc., 3.625%, 3/15/16	15,000	15
	Health Care REIT, Inc., 4.125%, 4/1/19	60,000	61
	Simon Property Group LP, 4.75%, 3/15/42	45,000	45
	Simon Property Group LP, 5.65%, 2/1/20	10,000	12

Investment Grade Segment (5.4%)	$ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	15,000	15
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	35,000	36
Vornado Realty LP, 5.00%, 1/15/22	45,000	48
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	30
Total		688

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	40,000	42
Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	29
Yum! Brands, Inc., 3.75%, 11/1/21	30,000	32
Yum! Brands, Inc., 3.875%, 11/1/20	25,000	27
Total		130

Retail Food and Drug (0.1%)
CVS Caremark Corp., 6.25%, 6/1/27	40,000	50
Delhaize Group SA, 4.125%, 4/10/19	55,000	53
Delhaize Group SA, 5.70%, 10/1/40	40,000	34
The Kroger Co., 7.50%, 4/1/31	40,000	52
Safeway, Inc., 6.35%, 8/15/17	60,000	67
Total		256

Retail Stores (0.1%)
The Home Depot, Inc., 5.40%, 3/1/16	50,000	58
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	11
Lowe’s Cos., Inc., 5.125%, 11/15/41	10,000	11
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	30,000	35
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	45,000	53
Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
Nordstrom, Inc., 7.00%, 1/15/38	15,000	21
Target Corp., 6.50%, 10/15/37	15,000	20
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	37
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	17
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	35
Total		337

Telecommunications (0.2%)
America Movil SAB de CV, 5.00%, 3/30/20	65,000	74
AT&T Corp., 8.00%, 11/15/31	70,000	104
AT&T, Inc., 2.95%, 5/15/16	50,000	53
AT&T, Inc., 5.55%, 8/15/41	40,000	48
CenturyLink, Inc., 5.15%, 6/15/17	70,000	71
Qwest Corp., 6.50%, 6/1/17	40,000	45
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	32
Verizon Communications, Inc., 5.85%, 9/15/35	30,000	37
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	38
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	62
Total		564

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 12/1/41	25,000	28
Total		28

Total Investment Grade Segment
(Cost: $11,851)		12,664

Governments (7.1%)

Governments (7.1%)
Canada Government International Bond, 0.875%, 2/14/17	275,000	276

The Accompanying Notes are an Integral Part of the Financial Statements.

164	Asset Allocation Portfolio

Asset Allocation Portfolio

Governments (7.1%)	$ Par	Value $ (000’s)

Governments continued
Overseas Private Investment Corp., 4.10%, 11/15/14	31,440	33
US Department of Housing & Urban Development, 6.08%, 8/1/13	10,000	10
US Treasury, 0.25%, 1/31/14	515,000	515
US Treasury, 0.25%, 2/28/14	2,840,000	2,837
US Treasury, 0.25%, 3/31/14	490,000	490
US Treasury, 0.25%, 5/31/14	650,000	649
US Treasury, 0.25%, 5/15/15	280,000	279
US Treasury, 0.375%, 6/15/15	200,000	200
US Treasury, 0.625%, 5/31/17	2,265,000	2,255
US Treasury, 0.75%, 6/30/17	130,000	130
US Treasury, 1.375%, 11/30/18	970,000	992
US Treasury, 1.75%, 5/15/22	50,000	50
US Treasury, 1.875%, 2/28/14	3,715,000	3,810
US Treasury, 3.00%, 5/15/42	215,000	225
US Treasury, 3.125%, 11/15/41	745,000	801
US Treasury, 3.125%, 2/15/42	135,000	145
US Treasury, 4.25%, 11/15/40	230,000	301
US Treasury, 4.50%, 2/15/36	440,000	591
US Treasury, 5.375%, 2/15/31	1,335,000	1,945

Total Governments
(Cost: $16,246)		16,534

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	106
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	72
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	12
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	47
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, PSF-GTD	45,000	48
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	91
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	91
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	18
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	52
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	15
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	51
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	115
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	36
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	37
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	13
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	60,000	68

Municipal Bonds (0.5%)	$ Par	Value $ (000’s)

Municipal Bonds continued
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	91
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	64
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	33
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	91
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	27
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	66

Total Municipal Bonds
(Cost: $1,063)		1,251

Structured Products (9.8%)

Structured Products (9.8%)
Ally Auto Receivables Trust, Series 2012-3, Class A3, 0.85%, 8/15/16	75,000	75
Ally Auto Receivables Trust, Series 2009-B, Class C,
4.06%, 5/16/16 144A	145,000	150
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.356%, 2/14/43 IO	670,270	11
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	73,014	61
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	85,685	61
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.305%, 1/25/37	47,897	21
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.335%, 5/25/37	56,848	31
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	146,288	150
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	190,000	200
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50	365,000	407
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	27,352	28
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	18,815	19
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	100,000	100
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	172
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	90,000	90

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	165

Asset Allocation Portfolio

Structured Products (9.8%)	$ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	93
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	620,000	620
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	219,845	220
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.678%, 8/25/20 IO	1,032,043	88
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	248,856	262
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	323,294	340
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	11,187	12
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	273,706	287
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	90,000	95
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	41,102	44
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	58,268	62
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	44,382	47
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	70,201	74
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	170,404	181
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	415,211	441
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	826,078	878
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	1,023,894	1,088
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	8,407	9
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	41,198	44
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	33,048	35
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	64,748	70
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	117,372	125
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	27,515	29
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	46,940	51
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	24,773	26

Structured Products (9.8%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	8,075	9
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	73,538	79
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,222,810	1,331
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	633,009	689
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	13,548	15
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	140,060	150
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	49,829	53
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	234,535	251
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	87,806	94
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	860,691	922
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	18,317	20
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	81,256	87
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	18,036	20
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	66,616	72
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	34,710	37
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	66,329	73
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	212,192	230
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	394,083	427
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	591,037	636
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	17,671	19
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	59,270	64
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	12,519	14
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	84,321	92
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	129,083	141
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	52,236	57
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	127,105	139
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	219,923	246

The Accompanying Notes are an Integral Part of the Financial Statements.

166	Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (9.8%)	$ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	39,906	41
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	53,798	60
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	40,242	44
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	3,890	4
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	16,288	18
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	2,269	2
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	77,490	85
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	180,754	198
Federal Home Loan Mortgage Corp. TBA, 3.50%, 8/1/42	105,000	110
Federal Home Loan Mortgage Corp. TBA, 4.00%, 7/1/42	90,000	95
Federal National Mortgage Association, 3.50%, 2/1/42	49,287	52
Federal National Mortgage Association, 3.73%, 4/1/18	321,202	351
Federal National Mortgage Association, 4.50%, 6/1/19	162,942	179
Federal National Mortgage Association, 4.50%, 12/1/19	14,949	16
Federal National Mortgage Association, 4.50%, 7/1/20	49,279	53
Federal National Mortgage Association, 4.50%, 9/1/24	25,587	27
Federal National Mortgage Association, 4.50%, 11/1/40	219,401	241
Federal National Mortgage Association, 5.00%, 3/1/20	73,188	80
Federal National Mortgage Association, 5.00%, 4/1/20	24,123	26
Federal National Mortgage Association, 5.00%, 5/1/20	118,794	130
Federal National Mortgage Association, 5.00%, 11/1/34	439,742	490
Federal National Mortgage Association, 5.00%, 4/1/35	68,411	77
Federal National Mortgage Association, 5.00%, 7/1/35	206,051	231
Federal National Mortgage Association, 5.00%, 10/1/35	42,581	48
Federal National Mortgage Association, 5.00%, 5/1/38	587,313	636
Federal National Mortgage Association, 5.32%, 4/1/14	126,460	133

Structured Products (9.8%)	$ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	404,911	416
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	170
Federal National Mortgage Association, 5.50%, 4/1/21	52,401	57
Federal National Mortgage Association, 5.50%, 10/1/34	169,038	186
Federal National Mortgage Association, 5.50%, 3/1/35	89,406	99
Federal National Mortgage Association, 5.50%, 9/1/35	477,762	528
Federal National Mortgage Association, 5.50%, 11/1/35	472,911	521
Federal National Mortgage Association, 5.50%, 2/1/37	327,923	362
Federal National Mortgage Association, 5.50%, 11/1/37	246,382	258
Federal National Mortgage Association, 5.50%, 4/1/38	622,380	687
Federal National Mortgage Association, 6.00%, 10/1/34	128,032	143
Federal National Mortgage Association, 6.00%, 11/1/34	150,515	168
Federal National Mortgage Association, 6.00%, 5/1/35	10,915	12
Federal National Mortgage Association, 6.00%, 6/1/35	1,749	2
Federal National Mortgage Association, 6.00%, 7/1/35	89,667	99
Federal National Mortgage Association, 6.00%, 10/1/35	45,469	50
Federal National Mortgage Association, 6.00%, 11/1/35	96,553	107
Federal National Mortgage Association, 6.00%, 9/1/36	41,914	47
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	221,959	254
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	135,584	136
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	66
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	333
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	327
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	229

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	167

Asset Allocation Portfolio

Structured Products (9.8%)	$ Par	Value $ (000’s)

Structured Products continued
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	44
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.053%, 7/12/38 144A	30,000	33
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	65,000	65
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	185
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	23,714	25
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	17,238	18
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.315%, 1/25/37	115,901	37
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.979%, 8/12/45 144A	300,000	340
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	190,000	191
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	110,000	122
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	9,479	10
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	146,601	149
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.335%, 3/25/37	13,914	14
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.806%, 11/25/34	37,319	34
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	3,400	4
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	18,197	19

Total Structured Products
(Cost: $21,748)		22,778

Below Investment Grade Segment (9.7%)

Aerospace/Defense (0.1%)
Bombardier, Inc., 5.75%, 3/15/22 144A	45,000	45

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Aerospace/Defense continued
	Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	39
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	68
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	42
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	44

	Total		238

	Autos/Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	18,000	20
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	70,000	72
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	110,000	113
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	40,000	41
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	43
	Exide Technologies, 8.625%, 2/1/18	50,000	40
	The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	35,000	35
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	53
	Navistar International Corp., 8.25%, 11/1/21	55,000	53
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	38
	Visteon Corp., 6.75%, 4/15/19	35,000	34

	Total		542

	Basic Materials (1.1%)
	AbitibiBowater, Inc., 10.25%, 10/15/18	21,000	23
	AK Steel Corp., 7.625%, 5/15/20	60,000	51
	AK Steel Corp., 8.375%, 4/1/22	50,000	42
	Aleris International, Inc., 7.625%, 2/15/18	35,000	36
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	90,000	77
	Arch Coal, Inc., 8.75%, 8/1/16	45,000	43
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	21
	Berry Plastics Corp., 8.25%, 11/15/15	20,000	21
	Berry Plastics Corp., 9.50%, 5/15/18	65,000	69
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	23,475	24
	Cascades, Inc., 7.875%, 1/15/20	20,000	20
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	25,000	12
	Chemtura Corp., 7.875%, 9/1/18	15,000	16
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	45,000	47
	CONSOL Energy, Inc., 8.00%, 4/1/17	85,000	88
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	105
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	65,000	63
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	35
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	45,000	45
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	25,000	25
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	65,000	66
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	55,000	58

The Accompanying Notes are an Integral Part of the Financial Statements.

168	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Basic Materials continued
	Hexion US Finance Corp., 6.625%, 4/15/20	20,000	21
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	60,000	61
	Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	25
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	67
	Inmet Mining Corp., 8.75%, 6/1/20 144A	95,000	94
	James River Coal Co., 7.875%, 4/1/19	10,000	5
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	15,000	15
	Molycorp, Inc., 10.00%, 6/1/20 144A	45,000	45
(d)	NewPage Corp., 10.00%, 5/1/12	125,000	5
(d)	NewPage Corp., 11.375%, 12/31/14	70,000	45
	Novelis, Inc., 7.25%, 2/15/15	112,000	111
	Patriot Coal Corp., 8.25%, 4/30/18	25,000	9
	Peabody Energy Corp., 4.75%, 12/15/41	70,000	56
	Peabody Energy Corp., 6.00%, 11/15/18 144A	100,000	99
	Peabody Energy Corp., 6.25%, 11/15/21 144A	65,000	64
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	46
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	42
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	45,000	43
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	85,000	88
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	110,000	115
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	74
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	45,000	49
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	55,000	55
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	70,000	73
	Sealed Air Corp., 8.125%, 9/15/19 144A	60,000	67
	Severstal Columbus LLC, 10.25%, 2/15/18	65,000	65
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	15,000	12
	TPC Group LLC, 8.25%, 10/1/17	35,000	37
	United States Steel Corp., 7.375%, 4/1/20	30,000	29
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	12
	Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 144A	20,000	20

	Total		2,600

	Builders/Building Materials (0.1%)
	Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	44
	D.R. Horton, Inc., 4.75%, 5/15/17	15,000	16
	KB Home, 7.25%, 6/15/18	40,000	40
	KB Home, 9.10%, 9/15/17	20,000	21
	USG Corp., 7.875%, 3/30/20 144A	35,000	36
	Vulcan Materials Co., 6.40%, 11/30/17	45,000	47

	Total		204

	Capital Goods (0.1%)
	Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
	CNH Capital LLC, 6.25%, 11/1/16 144A	20,000	21
	JMC Steel Group, 8.25%, 3/15/18 144A	25,000	25

Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

Capital Goods continued
SPX Corp., 6.875%, 9/1/17	45,000	49

Total		118

Consumer Products/Retailing (0.5%)
AutoNation, Inc., 5.50%, 2/1/20	25,000	26
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	65,000	70
Hanesbrands, Inc., 6.375%, 12/15/20	110,000	116
J.C. Penney Corp., Inc., 7.95%, 4/1/17	100,000	100
JC Penney Corp., 7.65%, 8/15/16	5,000	5
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	20,000	19
Levi Strauss & Co., 6.875%, 5/1/22 144A	35,000	36
Levi Strauss & Co., 7.625%, 5/15/20	65,000	69
Limited Brands, Inc., 5.625%, 2/15/22	95,000	98
Limited Brands, Inc., 8.50%, 6/15/19	15,000	18
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	53
Rite Aid Corp., 7.50%, 3/1/17	31,000	32
Rite Aid Corp., 9.25%, 3/15/20 144A	50,000	50
Rite Aid Corp., 10.25%, 10/15/19	20,000	22
Rite Aid Corp., 10.375%, 7/15/16	35,000	37
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	20,000	22
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	10,000	11
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	20,000	23
SUPERVALU, Inc., 7.50%, 11/15/14	70,000	71
SUPERVALU, Inc., 8.00%, 5/1/16	125,000	126
Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	33
Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	95,000	94

Total		1,152

Energy (1.9%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	40,000	41
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	80,000	80
ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	19
Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Bill Barrett Corp., 7.00%, 10/15/22	50,000	48
Bill Barrett Corp., 7.625%, 10/1/19	105,000	105
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	120,000	125
Chaparral Energy, Inc., 8.25%, 9/1/21	40,000	42
Chesapeake Energy Corp., 2.50%, 5/15/37	100,000	85
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	73
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	54
Chesapeake Energy Corp., 9.50%, 2/15/15	45,000	48
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 7/15/22	30,000	29
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	110,000	99
Cimarex Energy Co., 5.875%, 5/1/22	55,000	57
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	45
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	60,000	66
Comstock Resources, Inc., 7.75%, 4/1/19	80,000	74
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	54
Continental Resources, Inc., 5.00%, 9/15/22 144A	35,000	35
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	50,000	53
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	33

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	169

Asset Allocation Portfolio

Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

Energy continued
El Paso Corp., 7.00%, 6/15/17	25,000	28
El Paso Corp., 7.25%, 6/1/18	70,000	81
El Paso Corp., 7.75%, 1/15/32	40,000	45
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	70,000	76
Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	93
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20 144A	85,000	88
Exterran Holdings, Inc., 7.25%, 12/1/18	120,000	115
Forest Oil Corp., 7.25%, 6/15/19	95,000	87
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	21
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	20,000	20
Key Energy Services, Inc., 6.75%, 3/1/21 144A	15,000	15
Key Energy Services, Inc., 6.75%, 3/1/21	85,000	83
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	62
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	55,000	57
Laredo Petroleum, Inc., 7.375%, 5/1/22 144A	65,000	68
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	64
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	90,000	89
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	37
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	70,000	68
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	50,000	51
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	21
Newfield Exploration Co., 5.625%, 7/1/24	40,000	41
Newfield Exploration Co., 6.875%, 2/1/20	60,000	64
Newfield Exploration Co., 7.125%, 5/15/18	65,000	69
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	15,000	16
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	74
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	35,000	38
Offshore Group Investments, Ltd., 11.50%, 8/1/15	40,000	43
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	75,000	67
Oil States International, Inc., 6.50%, 6/1/19	25,000	26
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	110,000	110
Penn Virginia Resource Partners LP, 8.375%, 6/1/20 144A	50,000	51
Plains Exploration & Production Co., 6.125%, 6/15/19	70,000	70
Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	40
Plains Exploration & Production Co., 6.75%, 2/1/22	45,000	46
Plains Exploration & Production Co., 7.625%, 4/1/20	40,000	42
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	61
QEP Resources, Inc., 5.375%, 10/1/22	25,000	25
QEP Resources, Inc., 6.875%, 3/1/21	30,000	33
Range Resources Corp., 5.00%, 8/15/22	35,000	35
Range Resources Corp., 5.75%, 6/1/21	35,000	37

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Energy continued
	Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	49
	Samson Investment Co., 9.75%, 2/15/20 144A	135,000	134
	SandRidge Energy, Inc., 7.50%, 3/15/21	40,000	39
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	35
	SandRidge Energy, Inc., 9.875%, 5/15/16	30,000	33
	SESI LLC, 6.375%, 5/1/19	45,000	47
	SM Energy Co., 6.50%, 11/15/21	60,000	61
	SM Energy Co., 6.50%, 1/1/23 144A	20,000	20
	SM Energy Co., 6.625%, 2/15/19	35,000	36
	Swift Energy Co., 8.875%, 1/15/20	25,000	26
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	25,000	25
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	65,000	69
	Venoco, Inc., 8.875%, 2/15/19	25,000	23
	W&T Offshore, Inc., 8.50%, 6/15/19	40,000	41
	WPX Energy, Inc., 5.25%, 1/15/17 144A	65,000	66
	WPX Energy, Inc., 6.00%, 1/15/22 144A	45,000	45

	Total		4,325

	Financials (1.0%)
	AerCap Aviation Solutions BV, 6.375%, 5/30/17 144A	40,000	40
	Air Lease Corp., 5.625%, 4/1/17 144A	110,000	108
	Aircastle, Ltd., 6.75%, 4/15/17	50,000	51
	Aircastle, Ltd., 7.625%, 4/15/20	15,000	15
	Ally Financial, Inc., 4.625%, 6/26/15	50,000	50
	Ally Financial, Inc., 5.50%, 2/15/17	95,000	96
	Ally Financial, Inc., 7.50%, 9/15/20	90,000	101
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	52
	Ally Financial, Inc., 8.00%, 11/1/31	25,000	29
	American General Finance Corp., 5.40%, 12/1/15	55,000	46
	AmSouth Bank, 5.20%, 4/1/15	40,000	41
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	34,240	35
	CIT Group, Inc., 4.75%, 2/15/15 144A	65,000	67
	CIT Group, Inc., 5.00%, 5/15/17	35,000	36
	CIT Group, Inc., 5.25%, 3/15/18	110,000	114
	CIT Group, Inc., 5.375%, 5/15/20	45,000	46
	CIT Group, Inc., 5.50%, 2/15/19 144A	60,000	62
	CIT Group, Inc., 7.00%, 5/2/16 144A	50,000	50
	CIT Group, Inc., 7.00%, 5/2/17 144A	51,828	52
	E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	51
	E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	25
	Eksportfinans ASA, 2.00%, 9/15/15	250,000	224
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	58
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	27
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	56
	International Lease Finance Corp., 6.25%, 5/15/19	80,000	81
	International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	44
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	17
	International Lease Finance Corp., 8.75%, 3/15/17	75,000	84
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	73
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	38
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	8
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	6

The Accompanying Notes are an Integral Part of the Financial Statements.

170	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Financials continued
	NB Capital Trust IV, 8.25%, 4/15/27	25,000	26
	Regions Financial Corp., 7.75%, 11/10/14	65,000	70
	SLM Corp., 6.00%, 1/25/17	105,000	108
	SLM Corp., 7.25%, 1/25/22	55,000	58
	SLM Corp., 8.00%, 3/25/20	105,000	115
	SLM Corp., 8.45%, 6/15/18	25,000	28

	Total		2,288

	Foods (0.3%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	23,000	23
	Constellation Brands, Inc., 6.00%, 5/1/22	10,000	11
	Cott Beverages, Inc., 8.125%, 9/1/18	95,000	103
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	22
	Dean Foods Co., 7.00%, 6/1/16	95,000	101
	Dean Foods Co., 9.75%, 12/15/18	50,000	56
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	26
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	34
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	63
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	35,000	32
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	70,000	71
	Smithfield Foods, Inc., 10.00%, 7/15/14	19,000	22
	TreeHouse Foods, Inc., 7.75%, 3/1/18	75,000	81

	Total		645

	Gaming/Leisure/Lodging (0.5%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	90,000	97
	AMC Entertainment, Inc., 9.75%, 12/1/20	30,000	32
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	31
	Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	95,000	96
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	60,000	63
	The Geo Group, Inc., 6.625%, 2/15/21	35,000	36
	Harrah’s Operating Co., 10.00%, 12/15/18	78,000	53
	Harrah’s Operating Co., 11.25%, 6/1/17	55,000	60
	Host Hotels & Resorts LP, 5.875%, 6/15/19	15,000	16
	MGM Resorts International, 7.625%, 1/15/17	70,000	72
	MGM Resorts International, 7.75%, 3/15/22	30,000	31
	MGM Resorts International, 8.625%, 2/1/19 144A	85,000	91
	MGM Resorts International, 9.00%, 3/15/20	50,000	56
	MGM Resorts International, 11.125%, 11/15/17	55,000	62
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	44
	Regal Entertainment Group, 9.125%, 8/15/18	95,000	105
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	60
	Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	31
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	54
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	39

	Total		1,156

	Health Care/Pharmaceuticals (0.9%)
	Alere, Inc., 8.625%, 10/1/18	25,000	25
(c)	Biomet, Inc., 10.375%, 10/15/17	55,000	59
	Capella Healthcare, Inc., 9.25%, 7/1/17	50,000	52
	Centene Corp., 5.75%, 6/1/17	80,000	80
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	105,000	112

Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	28,000	29
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	15,000	16
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	30,000	32
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	89
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	95,000	99
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	37
HCA, Inc., 5.875%, 3/15/22	125,000	131
HCA, Inc., 6.50%, 2/15/20	145,000	157
HCA, Inc., 7.25%, 9/15/20	85,000	93
HCA, Inc., 7.875%, 2/15/20	25,000	28
HCA, Inc., 8.00%, 10/1/18	30,000	34
HCA, Inc., 8.50%, 4/15/19	50,000	56
HCA, Inc., 9.875%, 2/15/17	7,000	8
Health Management Associates, Inc., 6.125%, 4/15/16	95,000	101
Health Management Associates, Inc., 7.375%, 1/15/20 144A	25,000	26
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	40
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	42
Mylan, Inc./PA, 6.00%, 11/15/18 144A	60,000	63
Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	22
Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	17
Patheon, Inc., 8.625%, 4/15/17 144A	40,000	39
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	40,000	39
Service Corp. International, 7.00%, 5/15/19	30,000	32
Service Corp. International, 8.00%, 11/15/21	15,000	17
Tenet Healthcare Corp., 6.25%, 11/1/18	105,000	111
Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	39
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	73
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	105,000	109
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	140,000	145
Vanguard Health Systems, Inc., 0.00%, 2/1/16	1,000	1
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	54

Total		2,118

Media (1.0%)
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	16
Cablevision Systems Corp., 7.75%, 4/15/18	45,000	48
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	48
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	11
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	59
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	60
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	90,000	99

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	171

Asset Allocation Portfolio

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Media continued
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	22
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	115,000	124
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	65,000	63
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	27
	CSC Holdings LLC, 6.75%, 11/15/21 144A	80,000	85
	CSC Holdings LLC, 7.875%, 2/15/18	77,000	86
	CSC Holdings LLC, 8.625%, 2/15/19	75,000	87
(c)	Dex One Corp., 14%, 1/29/17	86,000	21
	DISH DBS Corp., 6.75%, 6/1/21	80,000	86
	DISH DBS Corp., 7.125%, 2/1/16	85,000	93
	DISH DBS Corp., 7.875%, 9/1/19	50,000	58
	Gannett Co., Inc., 7.125%, 9/1/18	30,000	32
	Gannett Co., Inc., 9.375%, 11/15/17	40,000	45
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	85,000	90
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	27
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	53
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	90,000	95
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	83
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	35,000	37
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	90,000	93
	The McClatchy Co., 11.50%, 2/15/17	25,000	26
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	55
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	50
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	23
	QVC, Inc., 5.125%, 7/2/22 144A	15,000	15
	QVC, Inc., 7.375%, 10/15/20 144A	30,000	33
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	61
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	15,000	14
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	43
	Univision Communications, Inc., 7.875%, 11/1/20 144A	95,000	102
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	95,000	96
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	57
	Videotron Ltee, 5.00%, 7/15/22 144A	80,000	81
	Virgin Media Finance PLC, 8.375%, 10/15/19	25,000	28
	WM Finance Corp., 11.50%, 10/1/18	50,000	55
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	55,000	59
	Total		2,446

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	1
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	6
	Total		7

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	22
	DuPont Fabros Technology LP, 8.50%, 12/15/17	85,000	93
	Total		115

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	15,000	15
	Mobile Mini, Inc., 7.875%, 12/1/20	65,000	69
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	47

	Below Investment Grade Segment (9.7%)	$ Par	Value $ (000’s)

	Services continued
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	15,000	16
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	20,000	21
	Total		168

	Technology (0.5%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	65,000	67
	Amkor Technology, Inc., 6.625%, 6/1/21	110,000	110
	Avaya, Inc., 7.00%, 4/1/19 144A	45,000	42
	Equinix, Inc., 7.00%, 7/15/21	25,000	27
	Equinix, Inc., 8.125%, 3/1/18	35,000	39
	Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	65,000	66
	First Data Corp., 7.375%, 6/15/19 144A	105,000	107
	First Data Corp., 8.25%, 1/15/21 144A	25,000	25
	First Data Corp., 9.875%, 9/24/15	65,000	66
(c)	First Data Corp., 10.55%, 9/24/15	88,382	90
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	32
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	71,000	77
	Iron Mountain, Inc., 7.75%, 10/1/19	80,000	86
	Iron Mountain, Inc., 8.375%, 8/15/21	10,000	11
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	35,000	28
	Seagate HDD Cayman, 7.75%, 12/15/18	45,000	50
	SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	59
	SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	69
	West Corp., 8.625%, 10/1/18	45,000	48
	West Corp., 11.00%, 10/15/16	30,000	32
	Total		1,131

	Telecommunications (0.9%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	110,000	114
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	22
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	18
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	44
	Cricket Communications, Inc., 7.75%, 10/15/20	115,000	110
	Cricket Communications, Inc., 10.00%, 7/15/15	20,000	21
	Frontier Communications Corp., 8.125%, 10/1/18	80,000	85
	Frontier Communications Corp., 8.25%, 4/15/17	70,000	75
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	58
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	32
	Frontier Communications Corp., 9.25%, 7/1/21	30,000	32
	GCI, Inc., 8.625%, 11/15/19	100,000	105
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	30
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	100,000	104
	NII Capital Corp., 7.625%, 4/1/21	75,000	64
	NII Capital Corp., 8.875%, 12/15/19	175,000	159
	Nokia Oyj, 5.375%, 5/15/19	55,000	43
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	32
	SBA Telecommunications, Inc., 8.00%, 8/15/16	13,000	14
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	25
	Sprint Capital Corp., 6.90%, 5/1/19	50,000	47
	Sprint Nextel Corp., 6.00%, 12/1/16	100,000	96
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	35,000	36
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	87
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	105,000	117

The Accompanying Notes are an Integral Part of the Financial Statements.

172	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	35,000	37
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	50,000	56
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	65,000	57
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	84,094	58
	Windstream Corp., 7.00%, 3/15/19	95,000	97
	Windstream Corp., 7.75%, 10/15/20	135,000	143
	Windstream Corp., 7.875%, 11/1/17	50,000	54
	Total		2,088

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	46
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	39
	Total		85

	Utilities (0.5%)
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	85,000	97
	The AES Corp., 8.00%, 6/1/20	85,000	98
	Calpine Corp., 7.50%, 2/15/21 144A	65,000	70
	Calpine Corp., 7.875%, 7/31/20 144A	100,000	110
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	65,000	70
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	95,000	105
	Elwood Energy LLC, 8.159%, 7/5/26	56,185	56
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	60,000	61
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	23
	NRG Energy, Inc., 7.375%, 1/15/17	36,000	37
	NRG Energy, Inc., 7.625%, 1/15/18	130,000	135
	NRG Energy, Inc., 7.625%, 5/15/19	55,000	56
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	5
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	81
	NV Energy, Inc., 6.25%, 11/15/20	25,000	28
	Puget Energy, Inc., 5.625%, 7/15/22 144A	125,000	128
	Total		1,171

	Total Below Investment Grade Segment
	(Cost: $22,160)		22,597

	Investment Companies (18.0%)

	Investment Companies (18.0%)
	iShares MSCI EAFE Index Fund	147,900	7,389
	iShares MSCI Emerging Markets Index	5,300	208
	iShares Russell 2000 Index Fund	15,480	1,233
	iShares Russell Midcap Index Fund	9,383	989
	Market Vectors Junior Gold Miners	3,250	62
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	995,025	937
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3,952,569	6,209

	Investment Companies (18.0%)	Shares/ $ Par	Value $ (000’s)

	Investment Companies continued
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	19,525,802	14,566
	SPDR S&P MidCap 400 ETF Trust	19,310	3,308
	Vanguard Emerging Markets ETF	142,800	5,705
	Vanguard MSCI EAFE	38,800	1,225

	Total Investment Companies
	(Cost: $40,893)		41,831

	Short-Term Investments (6.4%)

	Commercial Banks Non-US (0.3%)
	Bank of Nova Scotia, 0.669%, 10/5/12	800,000	800
	Total		800

	Commercial Banks US (0.7%)
	BP Capital Markets PLC, 0.666%, 2/8/13	900,000	901
	BP Capital Markets PLC, 0.667%, 5/7/13	700,000	701
	Total		1,602

	Electric Utilities (1.3%)
	Xcel Energy, Inc., 0.25%, 7/2/12	3,000,000	3,000
	Total		3,000

	Federal Government & Agencies (0.4%)
(k)	Federal Home Loan Bank, 0.07%, 7/20/12	500,000	500
	Federal Home Loan Bank, 0.11%, 7/20/12	450,000	450
	Total		950

	Finance Services (1.7%)
(b)	Alpine Securitization Corp., 0.22%, 7/26/12	4,000,000	3,999
	Total		3,999

	Machinery (1.3%)
	Deere & Co., 0.13%, 8/2/12	3,000,000	3,000
	Total		3,000

	Restaurants (0.7%)
	Darden Restaurants, Inc., 0.27%, 7/2/12	1,600,000	1,600
	Total		1,600

	Total Short-Term Investments
	(Cost: $14,949)		14,951

	Total Investments (98.7%)
	(Cost: $214,438)(a)		229,981
	Other Assets, Less
	Liabilities (1.3%)		2,948
	Net Assets (100.0%)		232,929

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	173

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012 the value of these securities (in thousands) was $10,624 representing 4.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $214,438 and the net unrealized appreciation of investments based on that cost was $15,543 which is comprised of $20,212 aggregate gross unrealized appreciation and $4,669 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2012, $5,808)	88	9/12	$160
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $1,335)	9	9/12	3
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2012, $1,462)	11	9/12	(5)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2012, $670)	4	9/12	2

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

        -     Morgan Stanley – Brazilian Real

(h)	Forward foreign currency contracts outstanding on June 30, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	182	7/12	$5	$-	$5
Sell	Barclays Bank PLC	EUR	2,450	7/12	149	-	149
Sell	Barclays Bank PLC	EUR	1,600	9/12	-	(1)	(1)

					$154	$(1)	$153

BRL — Brazilian Real

EUR — Euro

The Accompanying Notes are an Integral Part of the Financial Statements.

174	Asset Allocation Portfolio

Asset Allocation Portfolio

(j)	Swap agreements outstanding on June 30, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 25 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index	12/12	663	$-
Russell Midcap Growth Index	Bank of America, N.A.	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 33 Bps	5/13	11,000	353
Russell Midcap Value Index	Bank of America, N.A.	3-Month USD LIBOR - 26 Bps	Russell Midcap Value Index Total Return	5/13	11,000	(99)

						$254

(k)	Securities with an aggregate value of $500 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2012.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2012. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$97,148	$-	$-
Preferred Stocks	-	227	-
Government & US Agency Bonds	-	16,534	-
Foreign Bonds	-	160	-
Municipal Bonds	-	1,251	-
Corporate Bonds	-	35,094	7
Structured Products	-	22,778	-
Investment Companies	41,831	-	-
Short-Term Investments	-	14,951	-
Other Financial Instruments^
Forward Currency Contracts	-	154	-
Futures	165	-	-
Total Return Swaps	-	353	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(1)	-
Futures	(5)	-	-
Total Return Swaps	-	(99)	-
Total	$139,139	$91,402	$7

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	175

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2012 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$533,051	$323,784	$387,769	$70,727	$1,672,744
Affiliated Investments, at Value (2)	-	-	-	-	-
Cash & Cash Equivalents	4,854	30,266	-	6	-
Foreign Currency, at Value (3)	-	-	-	-	-
Cash Collateral for Derivative Positions	-	-	-	-	-
Receivable for Investment Securities Sold	7,777	1,698	10,347	1,718	-
Receivable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	251	-	116	-	383
Outstanding Options Written, at Value (5)	-	-	-	-	-
Outstanding Swap Contracts, at Value (7)	-	-	-	-	-
Receivable for Foreign Currency	-	-	-	-	-
Due from Investment Advisor	-	-	-	-	-
Prepaid Expenses and Other Assets	1	1	1	-	5
Dividends and Interest Receivable	516	117	476	119	2,761

Total Assets	546,450	355,866	398,709	72,570	1,675,893

Liabilities
Payable for Investment Securities Purchased	6,991	-	9,688	112	333
Payable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	-	-	-	-	-
Outstanding Options Written, at Value (5)	-	-	-	-	-
Securities Sold Short, at Value (6)	-	-	-	-	-
Outstanding Swap Contracts, at Value (8)	-	-	-	-	-
Payable for Foreign Currency	-	-	-	-	-
Collateral from Counterparty	-	-	-	-	-
Collateral for Securities on Loan (4)	-	-	-	-	-
Investment Advisory Fees	179	194	132	44	258
Deferred Income for Treasury Roll Transactions	-	-	-	-	-
Interest Payable	-	-	-	-	-
Accrued Expenses	23	16	19	11	33

Total Liabilities	7,193	210	9,839	167	624

Net Assets	$539,257	$355,656	$388,870	$72,403	$1,675,269

Represented By:
Aggregate Paid in Capital (9) (10)	$431,206	$285,024	$367,049	$74,468	$1,217,604
Undistributed Net Investment Income (Loss)	5,047	912	7,355	316	46,125
Undistributed Accumulated Net Realized Gain (Loss)	19,222	(5,303)	(29,015)	(9,603)	31,971
Net Unrealized Appreciation (Depreciation)	83,782	75,023	43,481	7,222	379,569

Net Assets for Shares Outstanding (9) (10)	$539,257	$355,656	$388,870	$72,403	$1,675,269

Net Asset Value, Offering and Redemption Price per Share	$2 .29	$1 .98	$1 .30	$0 .80	$2 .78

(1) Unaffiliated Investments, at Cost	$449,536	$248,761	$344,412	$63,505	$1,293,574
(2) Affiliated Investments, at Cost	-	-	-	-	-
(3) Foreign Currency, at Cost	-	-	-	-	-
(4) Securities on Loan	-	-	-	-	-
(5) Premiums Received on Options Written	-	-	-	-	-
(6) Proceeds Received from Short Sales	-	-	-	-	-
(7) Premiums Paid on Swap Contracts	-	-	-	-	-
(8) Premiums Received from Swap Contracts	-	-	-	-	-
(9) Shares Outstanding	235,975	179,363	299,866	90,438	602,788
(10) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

176	Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$78,026	$386,100	$359,896	$828,579	$456,572	$143,536	$389,488	$66,545	$380,943
-	-	-	-	-	-	-	-	-
-	23	368	-	-	64	-	634	162
-	-	-	-	-	1	-	-	-
-	-	-	-	-	-	-	-	-
2,047	-	595	1,574	4,254	1,362	3,469	43	-
-	-	-	-	-	-	-	-	-
-	-	-	788	371	-	106	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	2	-	-	64	-	-	-
-	-	-	-	-	-	-	-	-
-	1	1	3	1	-	1	-	1
157	1,093	675	395	565	397	12	72	632

80,230	387,217	361,537	831,339	461,763	145,424	393,076	67,294	381,738

1,267	1,040	1,392	4,244	1,462	989	8,492	186	607
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
9	-	-	-	-	133	-	-	-
-	-	-	-	-	-	800	-	-
-	-	-	-	-	-	-	-	-
44	167	178	327	89	93	164	14	248
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
10	20	14	31	19	14	27	10	21

1,330	1,227	1,584	4,602	1,570	1,229	9,483	210	876

$78,900	$385,990	$359,953	$826,737	$460,193	$144,195	$383,593	$67,084	$380,862

$79,413	$444,920	$344,388	$711,821	$375,258	$142,184	$404,450	$61,406	$297,404
895	13,364	9,420	1,694	6,974	3,631	(746)	394	4,122
(6,611)	(112,556)	(10,781)	(2,127)	28,738	(3,250)	(52,292)	1,326	89
5,203	40,262	16,926	115,349	49,223	1,630	32,181	3,958	79,247

$78,900	$385,990	$359,953	$826,737	$460,193	$144,195	$383,593	$67,084	$380,862

$0 .79	$0 .92	$1 .26	$3 .10	$1 .44	$1 .22	$1 .83	$0 .98	$1 .74

$72,815	$345,838	$342,970	$713,755	$407,683	$141,836	$357,427	$62,587	$301,696
-	-	-	-	-	-	-	-	-
-	-	-	-	-	1	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
99,423	420,702	285,946	266,491	318,698	118,638	209,466	68,230	218,823
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	177

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2012 (unaudited)

(Amounts in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$268,503	$206,632	$1,274,506	$198,662	$455,543
Affiliated Investments, at Value (2)	-	-	-	-	-
Cash & Cash Equivalents	13,040	267	21,626	251	-
Foreign Currency, at Value (3)	110	421	610	171	-
Cash Collateral for Derivative Positions	-	-	-	-	-
Receivable for Investment Securities Sold	-	4,879	367	6,286	3,505
Receivable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	-	-	-	-	-
Outstanding Options Written, at Value (5)	-	-	-	-	-
Outstanding Swap Contracts, at Value (7)	-	-	-	-	-
Receivable for Foreign Currency	133	-	-	-	-
Due from Investment Advisor	-	-	-	-	-
Prepaid Expenses and Other Assets	1	-	4	-	2
Dividends and Interest Receivable	1,089	754	6,103	725	677

Total Assets	282,876	212,953	1,303,216	206,095	459,727

Liabilities
Payable for Investment Securities Purchased	-	4,867	-	5,689	3,476
Payable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	-	-	-	-	-
Outstanding Options Written, at Value (5)	-	-	-	-	-
Securities Sold Short, at Value (6)	-	-	-	-	-
Outstanding Swap Contracts, at Value (8)	-	-	-	-	-
Payable for Foreign Currency	74	2	390	45	-
Collateral from Counterparty	-	-	-	-	-
Collateral for Securities on Loan (4)	-	-	-	-	-
Investment Advisory Fees	146	144	594	172	-
Deferred Income for Treasury Roll Transactions	-	-	-	-	-
Interest Payable	-	-	-	-	-
Accrued Expenses	54	39	180	74	-

Total Liabilities	274	5,052	1,164	5,980	3,476

Net Assets	$282,602	$207,901	$1,302,052	$200,115	$456,251

Represented By:
Aggregate Paid in Capital (9) (10)	$349,410	$218,649	$1,262,017	$204,456	$455,839
Undistributed Net Investment Income (Loss)	7,375	2,631	59,952	1,959	415
Undistributed Accumulated Net Realized Gain (Loss)	(72,756)	(17,123)	(3,875)	(2,921)	(3)
Net Unrealized Appreciation (Depreciation)	(1,427)	3,744	(16,042)	(3,379)	–

Net Assets for Shares Outstanding (9) (10)	$282,602	$207,901	$1,302,052	$200,115	$456,251

Net Asset Value, Offering and Redemption Price per Share	$1 .07	$0 .75	$1 .57	$0 .94	$1 .00

(1) Unaffiliated Investments, at Cost	$269,999	$202,893	$1,290,470	$202,039	$455,543
(2) Affiliated Investments, at Cost	-	-	-	-	-
(3) Foreign Currency, at Cost	109	417	613	169	-
(4) Securities on Loan	-	-	-	-	-
(5) Premiums Received on Options Written	-	-	-	-	-
(6) Proceeds Received from Short Sales	-	-	-	-	-
(7) Premiums Paid on Swap Contracts	-	-	-	-	-
(8) Premiums Received from Swap Contracts	-	-	-	-	-
(9) Shares Outstanding	264,879	278,793	828,771	212,538	456,251
(10) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

178	Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$120,754	$1,688,961	$159,140	$228,055	$410,889	$286,789	$2,115,872	$208,269
-	-	-	-	-	-	139,729	21,712
17	5,144	-	180	369	12,534	-	-
-	-	-	25	-	361	-	-
-	-	-	-	-	1	-	-
151	62,145	48,948	125	169	2	55,383	4,951
-	-	45	-	-	-	-	-
84	1,064	-	62	-	-	2,881	219
-	-	-	-	-	-	-	-
-	-	-	24	-	2,385	3,157	350
5	146	-	588	-	1,115	1,066	154
-	-	-	-	-	-	-	-
-	5	-	88	1	1	7	1
526	8,905	697	1,192	6,779	3,804	8,720	826

121,537	1,766,370	208,830	230,339	418,207	306,992	2,326,815	236,482

149	83,011	42,800	11,640	998	4,224	35,939	3,352
-	-	57,469	-	-	-	-	-
-	-	-	-	-	16	16	-
-	-	-	-	-	34	-	-
-	19,032	-	-	-	-	-	-
-	-	-	1,158	-	484	969	97
-	-	-	96	-	1,036	1	1
-	-	-	-	-	3,835	700	-
-	75,637	-	-	-	-	68,985	-
35	377	52	97	142	181	493	82
-	-	42	-	-	-	-	-
-	-	-	-	-	-	-	-
14	-	22	14	26	22	-	21

198	178,057	100,385	13,005	1,166	9,832	107,103	3,553

$121,339	$1,588,313	$108,445	$217,334	$417,041	$297,160	$2,219,712	$232,929

$120,484	$1,431,654	$96,525	$191,675	$397,882	$277,828	$1,997,541	$223,364
1,399	62,024	1,591	6,686	39,882	6,546	33,932	697
(2,014)	33,319	4,456	3,043	(33,322)	2,788	61,674	(7,242)
1,470	61,316	5,873	15,930	12,599	9,998	126,565	16,110

$121,339	$1,588,313	$108,445	$217,334	$417,041	$297,160	$2,219,712	$232,929

$1 .03	$1 .34	$1 .18	$1 .22	$0 .75	$1 .08	$1 .46	$1 .08

$119,256	$1,627,654	$153,267	$211,520	$398,290	$277,800	$1,998,800	$193,438
-	-	-	-	-	-	135,000	21,000
-	-	-	25	-	251	-	-
-	74,105	-	-	-	-	67,726	-
-	-	-	-	-	34	-	-
-	19,052	-	-	-	-	-	-
-	-	-	-	-	963	-	-
-	-	-	-	-	1,900	-	-
117,998	1,181,246	91,805	177,506	558,192	276,312	1,524,510	216,573
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	179

Consolidated Statement of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2012 (unaudited)

(Amounts in thousands)

Commodities Return Strategy Portfolio
Assets
Unaffiliated Investments, at Value (1)	$115,430
Affiliated Investments, at Value (2)	-
Cash & Cash Equivalents	1,784
Foreign Currency, at Value (3)	-
Cash Collateral for Derivative Positions	500
Receivable for Investment Securities Sold	-
Receivable for Treasury Roll Transactions	-
Futures Variation Margin	-
Outstanding Options Written, at Value (5)	-
Outstanding Swap Contracts, at Value (7)	4,191
Receivable for Foreign Currency	-
Due from Investment Advisor	-
Prepaid Expenses and Other Assets	2
Dividends and Interest Receivable	138

Total Assets	122,045

Liabilities
Payable for Investment Securities Purchased	-
Payable for Treasury Roll Transactions	-
Futures Variation Margin	-
Outstanding Options Written, at Value (5)	-
Securities Sold Short, at Value (6)	-
Outstanding Swap Contracts, at Value (8)	2
Payable for Foreign Currency	-
Collateral from Counterparty	-
Collateral for Securities on Loan (4)	-
Investment Advisory Fees	72
Deferred Income for Treasury Roll Transactions	-
Interest Payable	-
Accrued Expenses	34

Total Liabilities	108

Net Assets	$121,937

Represented By:
Aggregate Paid in Capital (9) (10)	$127,731
Undistributed Net Investment Income (Loss)	(120)
Undistributed Accumulated Net Realized Gain (Loss)	(9,879)
Net Unrealized Appreciation (Depreciation)	4,205

Net Assets for Shares Outstanding (9) (10)	$121,937

Net Asset Value, Offering and Redemption Price per Share	$0 .77

(1) Unaffiliated Investments, at Cost	$115,416
(2) Affiliated Investments, at Cost	-
(3) Foreign Currency, at Cost	-
(4) Securities on Loan	-
(5) Premiums Received on Options Written	-
(6) Proceeds Received from Short Sales	-
(7) Premiums Paid on Swap Contracts	-
(8) Premiums Received from Swap Contracts	-
(9) Shares Outstanding	158,570
(10) Shares Authorized, $.01 Par Value	1,950,000

The Accompanying Notes are an Integral Part of the Financial Statements.

180	Consolidated Statement of Assets and Liabilities

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Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2012 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$23	$7	$17	$-	$16	$-
Unaffiliated Dividends (1)	2,659	1,139	3,234	615	18,015	1,070

Total Income	2,682	1,146	3,251	615	18,031	1,070

Expenses
Investment Advisory Fees	1,162	1,308	864	283	1,650	278
Custodian Fees	8	11	8	7	16	8
Shareholder Reporting Fees	17	11	13	2	32	2
Audit Fees	10	10	10	10	9	10
Valuation & Data Services	-	-	-	-	1	-
Compliance Fees	3	3	3	3	3	3
Directors Fees	3	3	3	3	3	3
Professional Fees	2	2	2	2	2	2
Trade Name Fees	-	-	-	-	16	-
Other Expenses	5	3	4	1	15	1

Total Expenses	1,210	1,351	907	311	1,747	307

Less Waived Fees:
Paid by Affiliate	(10)	(106)	(10)	(8)	(31)	(7)

Net Expenses	1,200	1,245	897	303	1,716	300

Net Investment Income (Loss)	1,482	(99)	2,354	312	16,315	770
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	28,870	(3,788)	14,969	2,913	7,836	2,658
Futures Contracts	1,553	-	2,163	-	2,661	15
Options Written	(19)	-	(14)	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	-	-	-	-	-	33

Net Realized Gain (Loss) on Investments	30,404	(3,788)	17,118	2,913	10,497	2,706

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	16,773	45,108	6,991	694	120,201	2,288
Futures Contracts	127	-	(294)	-	(305)	-
Options Written	-	-	-	-	-	-
Short Sales	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	-	-	-	-	-	(12)

Net Change in Unrealized Appreciation (Depreciation) of Investments	16,900	45,108	6,697	694	119,896	2,276

Net Gain (Loss) on Investments	47,304	41,320	23,815	3,607	130,393	4,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,786	$41,221	$26,169	$3,919	$146,708	$5,752

(1) Net of Foreign Dividend Tax	$4	$-	$3	$12	$2	$3

The Accompanying Notes are an Integral Part of the Financial Statements.

182	Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$1	$8	$42	$21	$2	$21	$6	$3
5,460	4,774	2,825	3,269	2,242	362	468	3,980

5,461	4,782	2,867	3,290	2,244	383	474	3,983

1,096	1,092	2,173	581	575	1,086	79	1,620
6	10	9	15	18	11	19	4
13	9	25	15	8	22	3	21
10	10	11	9	10	10	9	10
-	1	-	1	1	-	1	-
3	3	3	3	3	3	3	3
3	3	3	3	3	3	3	3
2	2	2	2	2	2	2	2
-	-	-	9	-	-	2	-
4	3	8	4	1	4	1	3

1,137	1,133	2,234	642	621	1,141	122	1,666

(10)	(10)	(12)	(20)	(9)	(12)	(12)	(12)

1,127	1,123	2,222	622	612	1,129	110	1,654

4,334	3,659	645	2,668	1,632	(746)	364	2,329

18,774	4,121	47,104	7,493	3,247	28,875	762	(3,254)
-	-	4,619	4,322	-	(240)	-	-
-	-	-	-	-	67	-	-
-	-	-	-	-	2,511	435	-
-	-	-	-	105	-	-	-

18,774	4,121	51,723	11,815	3,352	31,213	1,197	(3,254)

(3,363)	17,689	672	20,670	4,275	(5,743)	2,546	20,526
-	-	31	(816)	-	76	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	34	-	-
-	1	-	-	(86)	-	-	-

(3,363)	17,690	703	19,854	4,189	(5,633)	2,546	20,526

15,411	21,811	52,426	31,669	7,541	25,580	3,743	17,272

$19,745	$25,470	$53,071	$34,337	$9,173	$24,834	$4,107	$19,601

$60	$47	$(9)	$-	$4	$-	$-	$2

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	183

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2012 (unaudited)

(Amounts in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$4	$3	$7	$2	$510	$1,384
Unaffiliated Dividends (1)	4,002	3,045	28,454	3,001	-	-

Total Income	4,006	3,048	28,461	3,003	510	1,384

Expenses
Investment Advisory Fees	962	561	4,194	1,023	694	277
Custodian Fees	129	170	369	289	2	8
Shareholder Reporting Fees	30	3	24	6	4	3
Audit Fees	11	11	11	11	3	11
Valuation & Data Services	-	-	-	-	1	5
Compliance Fees	3	3	3	3	3	3
Directors Fees	3	3	3	3	3	3
Professional Fees	5	10	4	21	1	3
Interest Expense	-	-	-	-	-	-
Other Expenses	3	1	13	1	5	4

Total Expenses	1,146	762	4,621	1,357	716	317

Less Waived Fees:
Paid by Affiliate	(20)	(24)	(360)	(10)	(711)	(12)

Net Expenses	1,126	738	4,261	1,347	5	305

Net Investment Income (Loss)	2,880	2,310	24,200	1,656	505	1,079
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(9,595)	(2,649)	17,034	(1,039)	(3)	1,582
Futures Contracts	-	-	-	-	-	(662)
Options Written	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	(90)	42	(815)	(60)	-	13

Net Realized Gain (Loss) on Investments	(9,685)	(2,607)	16,219	(1,099)	(3)	933

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	13,886	5,786	6,438	5,617	-	(570)
Futures Contracts	-	-	-	-	-	122
Options Written	-	-	-	-	-	-
Short Sales	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	72	3	(68)	(2)	-	(51)

Net Change in Unrealized Appreciation (Depreciation) of Investments	13,958	5,789	6,370	5,615	-	(499)

Net Gain (Loss) on Investments	4,273	3,182	22,589	4,516	(3)	434

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,153	$5,492	$46,789	$6,172	$502	$1,513

(1) Net of Foreign Dividend Tax	$102	$71	$937	$78	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

184	Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$22,051	$1,937	$3,323	$14,371	$6,479	$19,642	$1,651
-	-	-	170	-	7,304	980

22,051	1,937	3,323	14,541	6,479	26,946	2,631

2,283	329	558	867	1,031	3,332	634
6	5	13	13	29	14	34
14	4	4	19	5	10	5
4	14	10	12	14	4	11
15	2	6	9	20	21	20
3	3	3	3	3	3	3
3	3	3	3	3	3	3
1	3	2	2	3	1	2
-	17	-	-	-	-	-
14	1	2	3	2	22	2

2,343	381	601	931	1,110	3,410	714

(46)	(10)	(14)	(20)	(29)	(92)	(95)

2,297	371	587	911	1,081	3,318	619

19,754	1,566	2,736	13,630	5,398	23,628	2,012

25,524	81	872	(296)	921	104,389	14,286
(2,150)	279	(13)	-	862	11,207	1,406
-	(1)	-	-	46	(93)	(11)
-	-	-	-	1,390	4,373	596
171	-	600	-	1,192	1,498	189

23,545	359	1,459	(296)	4,411	121,374	16,466

2,026	3,214	3,761	10,327	9,188	(26,806)	(4,619)
76	(41)	37	-	(859)	(369)	(47)
-	-	-	-	(53)	-	-
40	-	-	-	-	-	-
-	-	213	-	844	(12,592)	(1,651)
(423)	-	(518)	-	(945)	(937)	(102)

1,719	3,173	3,493	10,327	8,175	(40,704)	(6,419)

25,264	3,532	4,952	10,031	12,586	80,670	10,047

$45,018	$5,098	$7,688	$23,661	$17,984	$104,298	$12,059

$-	$-	$-	$-	$-	$(2)	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	185

Consolidated Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2012 (unaudited)

(Amounts in thousands)

Commodities Return Strategy Portfolio
Investment Income
Income
Interest	$110

Total Income	110

Expenses
Investment Advisory Fees	425
Custodian Fees	10
Shareholder Reporting Fees	6
Audit Fees	16
Valuation & Data Services	1
Compliance Fees	3
Directors Fees	3
Professional Fees	3
Other Expenses	1

Total Expenses	468

Less Waived Fees:
Paid by Affiliate	(9)

Net Expenses	459

Net Investment Income (Loss)	(349)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	6
Futures Contracts	-
Options Written	-
Swap Contracts	(9,885)
Foreign Currency Transactions	-

Net Realized Gain (Loss) on Investments	(9,879)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(6)
Futures Contracts	-
Options Written	-
Short Sales	-
Swap Contracts	4,420
Foreign Currency Transactions	-

Net Change in Unrealized Appreciation (Depreciation) of Investments	4,414

Net Gain (Loss) on Investments	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,814)

The Accompanying Notes are an Integral Part of the Financial Statements.

186	Consolidated Statement of Operations

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Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,482	$3,564	$(99)	$1,011	$2,354	$5,001
Net Realized Gain (Loss) on Investments	30,404	19,509	(3,788)	7,925	17,118	20,272
Net Change in Unrealized Appreciation (Depreciation) of Investments	16,900	(29,373)	45,108	(27,889)	6,697	(29,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	48,786	(6,300)	41,221	(18,953)	26,169	(4,490)

Distributions to Shareholders from:
Net Investment Income	-	(4,271)	-	(572)	-	(4,523)
Net Realized Gain on Investments	-	-	-	-	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(4,271)	-	(572)	-	(4,523)

Capital Transactions:
Shares Sold	11,699	26,974	32,479	51,848	10,898	20,093
Reinvestment of Distributions Paid	-	4,271	-	572	-	4,523
Shares Redeemed	(35,235)	(63,539)	(23,164)	(38,972)	(25,266)	(46,864)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(23,536)	(32,294)	9,315	13,448	(14,368)	(22,248)

Total Increase (Decrease) in Net Assets	25,250	(42,865)	50,536	(6,077)	11,801	(31,261)
Net Assets
Beginning of Period	514,007	556,872	305,120	311,197	377,069	408,330

End of Period	$539,257	$514,007	$355,656	$305,120	$388,870	$377,069

Undistributed Net Investment Income (Loss)	$5,047	$3,564	$912	$1,011	$7,355	$5,001

Portfolio Share Transactions:
Shares Sold	5,079	12,604	16,458	28,437	8,315	16,154
Reinvestment of Distributions Paid	-	2,066	-	328	-	3,866
Shares Redeemed	(15,206)	(29,525)	(11,808)	(21,095)	(19,286)	(37,694)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(10,127)	(14,855)	4,650	7,670	(10,971)	(17,674)

The Accompanying Notes are an Integral Part of the Financial Statements.

188	Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

$312	$554	$16,315	$30,082	$770	$1,212	$4,334	$9,031
2,913	2,876	10,497	31,098	2,706	2,620	18,774	21,196
694	(4,883)	119,896	(29,380)	2,276	(2,732)	(3,363)	(26,738)

3,919	(1,453)	146,708	31,800	5,752	1,100	19,745	3,489

-	(550)	-	(27,053)	-	(1,205)	-	(8,356)
-	-	-	(36,188)	-	-	-	-

-	(550)	-	(63,241)	-	(1,205)	-	(8,356)

4,775	14,156	42,806	91,690	9,314	16,229	10,981	29,017
-	550	-	63,241	-	1,205	-	8,356
(5,559)	(7,212)	(84,046)	(179,476)	(5,840)	(8,666)	(30,547)	(55,132)

(784)	7,494	(41,240)	(24,545)	3,474	8,768	(19,566)	(17,759)

3,135	5,491	105,468	(55,986)	9,226	8,663	179	(22,626)

69,268	63,777	1,569,801	1,625,787	69,674	61,011	385,811	408,437

$72,403	$69,268	$1,675,269	$1,569,801	$78,900	$69,674	$385,990	$385,811

$316	$4	$46,125	$29,810	$895	$125	$13,364	$9,031

5,900	18,402	15,642	34,976	11,977	22,075	11,888	32,868
-	733	-	26,296	-	1,642	-	10,228
(6,985)	(9,315)	(30,694)	(68,428)	(7,538)	(11,612)	(32,965)	(62,599)

(1,085)	9,820	(15,052)	(7,156)	4,439	12,105	(21,077)	(19,503)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	189

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,659	$5,743	$645	$1,048	$2,668	$4,306
Net Realized Gain (Loss) on Investments	4,121	5,210	51,723	(6,543)	11,815	19,243
Net Change in Unrealized Appreciation (Depreciation) of Investments	17,690	(12,839)	703	(48,275)	19,854	(31,452)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,470	(1,886)	53,071	(53,770)	34,337	(7,903)

Distributions to Shareholders from:
Net Investment Income	-	(4,374)	-	(2,086)	-	(4,083)
Net Realized Gain on Investments	-	-	-	-	-	(26,147)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(4,374)	-	(2,086)	-	(30,230)

Capital Transactions:
Shares Sold	44,192	76,511	12,940	29,235	16,126	35,323
Reinvestment of Distributions Paid	-	4,374	-	2,086	-	30,230
Shares Redeemed	(16,630)	(27,011)	(52,056)	(104,611)	(29,665)	(59,037)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	27,562	53,874	(39,116)	(73,290)	(13,539)	6,516

Total Increase (Decrease) in Net Assets	53,032	47,614	13,955	(129,146)	20,798	(31,617)
Net Assets
Beginning of Period	306,921	259,307	812,782	941,928	439,395	471,012

End of Period	$359,953	$306,921	$826,737	$812,782	$460,193	$439,395

Undistributed Net Investment Income (Loss)	$9,420	$5,761	$1,694	$1,048	$6,974	$4,306

Portfolio Share Transactions:
Shares Sold	35,482	65,084	4,048	9,447	10,992	23,947
Reinvestment of Distributions Paid	-	3,980	-	724	-	23,218
Shares Redeemed	(13,348)	(22,560)	(16,228)	(33,646)	(20,374)	(40,242)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	22,134	46,504	(12,180)	(23,475)	(9,382)	6,923

The Accompanying Notes are an Integral Part of the Financial Statements.

190	Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

$1,632	$1,975	$(746)	$(831)	$364	$318	$2,329	$1,820
3,352	12,913	31,213	52,430	1,197	2,286	(3,254)	8,486
4,189	(15,155)	(5,633)	(62,051)	2,546	(2,123)	20,526	(14,914)

9,173	(267)	24,834	(10,452)	4,107	481	19,601	(4,608)

-	(2,135)	-	(1,448)	-	(385)	-	(2,251)
-	-	-	-	-	(1,522)	-	-

-	(2,135)	-	(1,448)	-	(1,907)	-	(2,251)

18,716	23,891	8,546	28,480	11,616	12,499	22,877	42,410
-	2,135	-	1,448	-	1,907	-	2,251
(7,951)	(17,497)	(29,146)	(57,634)	(2,651)	(4,959)	(24,182)	(49,495)

10,765	8,529	(20,600)	(27,706)	8,965	9,447	(1,305)	(4,834)

19,938	6,127	4,234	(39,606)	13,072	8,021	18,296	(11,693)

124,257	118,130	379,359	418,965	54,012	45,991	362,566	374,259

$144,195	$124,257	$383,593	$379,359	$67,084	$54,012	$380,862	$362,566

$3,631	$1,998	$(746)	$-	$394	$29	$4,122	$1,793

15,542	21,088	4,655	15,812	11,776	13,277	12,999	25,435
-	2,011	-	874	-	2,091	-	1,466
(6,584)	(15,079)	(15,818)	(32,137)	(2,720)	(5,211)	(13,717)	(29,413)

8,958	8,020	(11,163)	(15,451)	9,056	10,157	(718)	(2,512)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	191

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,880	$4,414	$2,310	$1,358	$24,200	$37,067
Net Realized Gain (Loss) on Investments	(9,685)	2,626	(2,607)	592	16,219	29,162
Net Change in Unrealized Appreciation (Depreciation) of Investments	13,958	(46,763)	5,789	(10,879)	6,370	(201,709)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,153	(39,723)	5,492	(8,929)	46,789	(135,480)

Distributions to Shareholders from:
Net Investment Income	-	(3,374)	-	(1,332)	-	(28,606)
Net Realized Gain on Investments	-	-	-	-	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(3,374)	-	(1,332)	-	(28,606)

Capital Transactions:
Shares Sold	26,267	44,750	141,804	39,973	104,797	116,615
Reinvestment of Distributions Paid	-	3,374	-	1,332	-	28,606
Shares Redeemed	(17,033)	(36,616)	(31,351)	(4,799)	(67,604)	(139,658)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	9,234	11,508	110,453	36,506	37,193	5,563

Total Increase (Decrease) in Net Assets	16,387	(31,589)	115,945	26,245	83,982	(158,523)
Net Assets
Beginning of Period	266,215	297,804	91,956	65,711	1,218,070	1,376,593

End of Period	$282,602	$266,215	$207,901	$91,956	$1,302,052	$1,218,070

Undistributed Net Investment Income (Loss)	$7,375	$4,496	$2,631	$322	$59,952	$35,752

Portfolio Share Transactions:
Shares Sold	23,594	38,690	194,835	51,270	67,098	69,216
Reinvestment of Distributions Paid	-	3,067	-	1,845	-	18,491
Shares Redeemed	(15,077)	(31,461)	(43,498)	(5,949)	(41,816)	(81,767)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	8,517	10,296	151,337	47,166	25,282	5,940

The Accompanying Notes are an Integral Part of the Financial Statements.

192	Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

$1,656	$1,669	$505	$643	$1,079	$2,649	$19,754	$44,219
(1,099)	11,755	(3)	2	933	(2,305)	23,545	25,113
5,615	(40,913)	-	-	(499)	500	1,719	30,184

6,172	(27,489)	502	645	1,513	844	45,018	99,516

-	(1,340)	(505)	(643)	-	(2,242)	-	(47,795)
-	-	-	(2)	-	(251)	-	(28,703)

-	(1,340)	(505)	(645)	-	(2,493)	-	(76,498)

56,297	78,927	120,064	288,387	23,290	47,667	131,847	195,170
-	1,340	505	645	-	2,493	-	76,498
(9,190)	(45,267)	(160,878)	(268,760)	(69,180)	(13,215)	(73,982)	(171,352)

47,107	35,000	(40,309)	20,272	(45,890)	36,945	57,865	100,316

53,279	6,171	(40,312)	20,272	(44,377)	35,296	102,883	123,334

146,836	140,665	496,563	476,291	165,716	130,420	1,485,430	1,362,096

$200,115	$146,836	$456,251	$496,563	$121,339	$165,716	$1,588,313	$1,485,430

$1,959	$303	$415	$416	$1,399	$320	$62,024	$42,269

57,234	78,053	120,064	288,387	22,698	46,117	99,586	149,815
-	1,471	505	645	-	2,447	-	59,439
(9,315)	(41,932)	(160,877)	(268,761)	(67,418)	(12,802)	(55,823)	(131,284)

47,919	37,592	(40,308)	20,271	(44,720)	35,762	43,763	77,970

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	193

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,566	$2,676	$2,736	$5,266	$13,630	$26,127
Net Realized Gain (Loss) on Investments	359	23,355	1,459	1,701	(296)	5,272
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,173	4,108	3,493	9,090	10,327	(15,182)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,098	30,139	7,688	16,057	23,661	16,217

Distributions to Shareholders from:
Net Investment Income	-	(2,665)	-	(56)	-	(25,673)
Net Realized Gain on Investments	-	(14,522)	-	(1,196)	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(17,187)	-	(1,252)	-	(25,673)

Capital Transactions:
Shares Sold	14,792	32,894	40,209	62,605	36,800	54,418
Reinvestment of Distributions Paid	-	17,187	-	1,252	-	25,673
Shares Redeemed	(58,594)	(19,264)	(8,938)	(16,365)	(19,709)	(37,895)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(43,802)	30,817	31,271	47,492	17,091	42,196

Total Increase (Decrease) in Net Assets	(38,704)	43,769	38,959	62,297	40,752	32,740
Net Assets
Beginning of Period	147,149	103,380	178,375	116,078	376,289	343,549

End of Period	$108,445	$147,149	$217,334	$178,375	$417,041	$376,289

Undistributed Net Investment Income (Loss)	$1,591	$25	$6,686	$3,949	$39,882	$26,252

Portfolio Share Transactions:
Shares Sold	13,157	28,959	33,415	55,492	50,071	74,505
Reinvestment of Distributions Paid	-	15,235	-	1,083	-	37,755
Shares Redeemed	(51,350)	(18,045)	(7,409)	(14,543)	(26,852)	(51,933)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(38,193)	26,149	26,006	42,032	23,219	60,327

The Accompanying Notes are an Integral Part of the Financial Statements.

194	Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

$5,398	$9,838	$23,628	$51,247	$2,012	$4,222
4,411	5,347	121,374	46,909	16,466	3,043
8,175	(6,023)	(40,704)	(51,923)	(6,419)	(7,267)

17,984	9,162	104,298	46,233	12,059	(2)

-	(11,659)	-	(62,036)	-	(5,767)
-	(4,168)	-	-	-	-

-	(15,827)	-	(62,036)	-	(5,767)

56,100	87,414	53,180	106,877	10,446	19,192
-	15,827	-	62,036	-	5,767
(11,796)	(44,157)	(125,906)	(260,072)	(19,833)	(37,099)

44,304	59,084	(72,726)	(91,159)	(9,387)	(12,140)

62,288	52,419	31,572	(106,962)	2,672	(17,909)

234,872	182,453	2,188,140	2,295,102	230,257	248,166

$297,160	$234,872	$2,219,712	$2,188,140	$232,929	$230,257

$6,546	$(90)	$33,932	$10,277	$697	$(1,315)

53,634	83,111	36,538	75,439	9,668	18,232
-	15,658	-	45,783	-	5,790
(11,293)	(42,560)	(86,576)	(184,722)	(18,440)	(35,293)

42,341	56,209	(50,038)	(63,500)	(8,772)	(11,271)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	195

Consolidated Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Commodities Return Strategy Portfolio
	For the Six Months Ended June 30, 2012 (unaudited)	For the Period from Commencement of Operations to December 31, 2011
Change in Net Assets
Operations
Net Investment Income (Loss)	$(349)	$(370)
Net Realized Gain (Loss) on Investments	(9,879)	(14,391)
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,414	(208)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,814)	(14,969)

Distributions to Shareholders from:
Net Investment Income	-	-
Net Realized Gain on Investments	-	(3)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(3)

Capital Transactions:
Shares Sold	39,329	107,401
Reinvestment of Distributions Paid	-	3
Shares Redeemed	(2,477)	(1,533)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	36,852	105,871

Total Increase (Decrease) in Net Assets	31,038	90,899
Net Assets
Beginning of Period	90,899	-

End of Period	$121,937	$90,899

Undistributed Net Investment Income (Loss)	$(120)	$229

Portfolio Share Transactions:
Shares Sold	49,044	114,372
Reinvestment of Distributions Paid	-	4
Shares Redeemed	(3,100)	(1,750)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	45,944	112,626

The Accompanying Notes are an Integral Part of the Financial Statements.

196	Consolidated Statements of Changes in Net Assets

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2012 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,098
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(421,525)
Proceeds from Disposition of Investment Securities	469,761
Proceeds from Disposition (Purchase) of Short-Term Investments, net	60,739
Procceds from (Payments for) Closed Futures Contracts	259
Cash Paid for Terminated Options Written	(12)
Premiums Received for Options Written	11
Amortization (Accretion) of Premium/Discount, net	183
(Increase) Decrease in:
Cash Collateral for Derivative Positions	9
Receivable for Investment Securities Sold	(48,948)
Prepaid Expenses and Other Assets	2
Dividends and Interest Receivable	365
Payable for Investment Securities Purchased	(75,990)
Payable for Investment Advisory Fees	(13)
Accrued Expenses	8
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(3,214)
Futures Contracts	41
Net Realized Gain (Loss) from:
Investment Securities	(81)
Futures Contracts	(279)
Options Written	1
Paydowns	(6)

Total Adjustments	(18,689)

Net Cash (Used in) Provided by Operating Activities	(13,591)

Cash Flows from Financing Activities
Cash Received from (Used for) Treasury Roll Transactions, net	57,130
Proceeds from Capital Shares Sold	15,069
Payment on Capital Shares Redeemed	(58,608)

Net Cash (Used in) Provided by Financing Activities	13,591

Net Increase (Decrease) in Cash and Cash Equivalents	-
Cash and Cash Equivalents, Beginning of Period	-

Cash and Cash Equivalents, End of Period	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows	197

Financial Highlights

Northwestern Mutual Series Fund, Inc.

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2012(j)	$2.09	$0.01		$0.19	$0.20	$-	$-	$-	$2.29
2011	2.13	0.01		(0.03)	(0.02)	(0.02)	-	(0.02)	2.09
2010	1.92	0.02		0.21	0.23	(0.02)	-	(0.02)	2.13
2009	1.41	0.01		0.52	0.53	(0.02)	-	(0.02)	1.92
2008	2.49	0.02		(0.94)	(0.92)	(0.02)	(0.14)	(0.16)	1.41
2007	2.30	0.02		0.19	0.21	(0.02)	-	(0.02)	2.49
Focused Appreciation Portfolio
2012(j)	$1.75	$0.00	(e)	$0.23	$0.23	$-	$-	$-	$1.98
2011	1.86	0.01		(0.12)	(0.11)	0.00 (e)	-	0.00 (e)	1.75
2010	1.70	0.00	(e)	0.16	0.16	-	-	-	1.86
2009	1.20	0.00	(e)	0.50	0.50	-	-	-	1.70
2008	2.05	0.00	(e)	(0.80)	(0.80)	(0.01)	(0.04)	(0.05)	1.20
2007	1.62	0.01		0.42	0.43	0.00 (e)	0.00 (e)	0.00 (e)	2.05
Large Cap Core Stock Portfolio
2012(j)	$1.21	$0.01		$0.08	$0.09	$-	$-	$-	$1.30
2011	1.24	0.02		(0.04)	(0.02)	(0.01)	-	(0.01)	1.21
2010	1.12	0.01		0.12	0.13	(0.01)	-	(0.01)	1.24
2009	0.88	0.01		0.25	0.26	(0.02)	-	(0.02)	1.12
2008	1.45	0.02		(0.57)	(0.55)	(0.02)	-	(0.02)	0.88
2007	1.35	0.02		0.10	0.12	(0.02)	-	(0.02)	1.45
Large Cap Blend Portfolio
2012(j)	$0.76	$0.00	(e)	$0.04	$0.04	$-	$-	$-	$0.80
2011	0.78	0.01		(0.02)	(0.01)	(0.01)	-	(0.01)	0.76
2010	0.69	0.01		0.09	0.10	(0.01)	-	(0.01)	0.78
2009	0.55	0.01		0.14	0.15	(0.01)	-	(0.01)	0.69
2008	0.93	0.01		(0.38)	(0.37)	(0.01)	-	(0.01)	0.55
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)	0.00 (e)	(0.01)	0.93
Index 500 Stock Portfolio
2012(j)	$2.54	$0.03		$0.21	$0.24	$-	$-	$-	$2.78
2011	2.60	0.05		(0.01)	0.04	(0.04)	(0.06)	(0.10)	2.54
2010	2.33	0.04		0.30	0.34	(0.05)	(0.02)	(0.07)	2.60
2009	1.95	0.05		0.45	0.50	(0.06)	(0.06)	(0.12)	2.33
2008	3.26	0.06		(1.22)	(1.16)	(0.06)	(0.09)	(0.15)	1.95
2007	3.26	0.06		0.12	0.18	(0.06)	(0.12)	(0.18)	3.26
Large Company Value Portfolio
2012(j)	$0.73	$0.01		$0.05	$0.06	$-	$-	$-	$0.79
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)	-	(0.01)	0.73
2010	0.67	0.01		0.07	0.08	(0.01)	-	(0.01)	0.74
2009	0.57	0.01		0.10	0.11	(0.01)	-	(0.01)	0.67
2008	0.93	0.02		(0.36)	(0.34)	(0.02)	0.00 (e)	(0.02)	0.57
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)	-	(0.01)	0.93
Domestic Equity Portfolio
2012(j)	$0.87	$0.01		$0.04	$0.05	$-	$-	$-	$0.92
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)	-	(0.02)	0.87
2010	0.79	0.02		0.10	0.12	(0.02)	-	(0.02)	0.89
2009	0.63	0.02		0.16	0.18	(0.02)	-	(0.02)	0.79
2008	1.15	0.03		(0.44)	(0.41)	(0.03)	(0.08)	(0.11)	0.63
2007	1.31	0.03		(0.11)	(0.08)	(0.02)	(0.06)	(0.08)	1.15

(e)	Amount is less than $0.005.

(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007

(j)	For the six months ended June 30, 2012. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

198	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

9.38%	$539,257	0.44	%(c)	0.43	%(c)	0.53	%(c)	31.93%
(1.30)	514,007	-		0.44		0.65		47.15
12.37	556,872	-		0.44		0.83		48.90
37.17	535,535	-		0.44		0.92		50.16
(38.86)	413,801	-		0.43		0.88		38.18
9.20	748,329	-		0.42		0.84		36.62

13.57%	$355,656	0.78	%(c),(p)	0.72	%(c),(p)	(0.06	)%(c)	9.19%
(6.10)	305,120	0.79	(p)	0.74	(p)	0.32		45.98
9.33	311,197	0.79	(p)	0.77	(p)	0.21		40.65
42.47	264,946	-		0.79		(0.14)		23.61
(40.01)	171,551	-		0.78		(0.09)		67.79
26.84	230,437	-		0.80		0.44		57.89

6.92%	$388,870	0.46	%(c)	0.45	%(c)	1.18	%(c)	37.40%
(1.21)	377,069	-		0.45		1.26		51.46
12.91	408,330	-		0.46		1.21		43.16
29.33	379,809	-		0.46		1.35		42.82
(38.74)	310,665	-		0.44		1.35		50.12
9.12	556,895	-		0.43		1.30		43.86

5.81%	$72,403	0.84	%(c)	0.82	%(c)	0.84	%(c)	20.33%
(2.29)	69,268	-		0.82		0.82		35.91
14.29	63,777	-		0.84		0.83		34.89
27.40	47,031	-		0.85		1.33		39.32
(40.25)	29,382	0.87		0.85		1.15		59.53
(6.52)	34,935	0.89	(c)	0.85	(c)	0.95	(c)	22.41

9.37%	$1,675,269	0.21	%(c)	0.21	%(c)	1.96	%(c)	1.10%
1.95	1,569,801	-		0.21		1.86		3.21
14.89	1,625,787	-		0.21		1.84		4.14
26.40	1,478,052	-		0.20		2.34		5.70
(36.94)	1,231,610	-		0.20		2.13		4.10
5.43	2,088,835	-		0.20		1.89		4.44

8.17%	$78,900	0.79	%(c)	0.77	%(c)	1.98	%(c)	22.57%
1.49	69,674	-		0.78		1.84		47.30
10.95	61,011	-		0.80		1.67		29.84
20.70	45,465	-		0.80		2.11		26.95
(37.23)	28,570	0.81		0.80		2.41		26.04
(5.97)	32,695	0.85	(c)	0.80	(c)	2.03	(c)	16.92

5.04%	$385,990	0.57	%(c)	0.57	%(c)	2.18	%(c)	24.10%
0.91	385,811	-		0.57		2.26		40.73
14.62	408,437	-		0.58		2.29		48.18
29.52	361,647	-		0.59		2.99		67.19
(38.49)	281,556	-		0.57		2.89		60.11
(6.33)	439,896	-		0.56		2.37		38.86

(c)	Computed on an annualized basis.

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(p)	For the Focused Appreciation Portfolio, expense ratios reflect total expenses before a management fee waiver effective August 12, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	199

Financial Highlights

Northwestern Mutual Series Fund, Inc.

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Equity Income Portfolio
2012(j)	$1.16	$0.01		$0.09	$0.10	$-	$-	$-	$1.26
2011	1.19	0.02		(0.03)	(0.01)	(0.02)	-	(0.02)	1.16
2010	1.05	0.02		0.14	0.16	(0.02)	-	(0.02)	1.19
2009	0.87	0.02		0.19	0.21	(0.03)	-	(0.03)	1.05
2008	1.38	0.03		(0.51)	(0.48)	0.00 (e)	(0.03)	(0.03)	0.87
2007	1.53	0.03		0.01	0.04	(0.03)	(0.16)	(0.19)	1.38
Mid Cap Growth Stock Portfolio
2012(j)	$2.92	$0.00	(e)	$0.18	$0.18	$-	$-	$-	$3.10
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)	-	(0.01)	2.92
2010	2.52	0.01		0.60	0.61	(0.01)	-	(0.01)	3.12
2009	1.92	0.00	(e)	0.61	0.61	(0.01)	0.00 (e)	(0.01)	2.52
2008	3.68	0.01		(1.35)	(1.34)	(0.01)	(0.41)	(0.42)	1.92
2007	3.37	0.01		0.66	0.67	(0.03)	(0.33)	(0.36)	3.68
Index 400 Stock Portfolio
2012(j)	$1.34	$0.01		$0.09	$0.10	$-	$-	$-	$1.44
2011	1.47	0.01		(0.04)	(0.03)	(0.01)	(0.09)	(0.10)	1.34
2010	1.18	0.01		0.30	0.31	(0.01)	(0.01)	(0.02)	1.47
2009	0.90	0.01		0.32	0.33	(0.02)	(0.03)	(0.05)	1.18
2008	1.60	0.02		(0.55)	(0.53)	(0.02)	(0.15)	(0.17)	0.90
2007	1.59	0.02		0.10	0.12	(0.02)	(0.09)	(0.11)	1.60
Mid Cap Value Portfolio
2012(j)	$1.13	$0.01		$0.08	$0.09	$-	$-	$-	$1.22
2011	1.16	0.02		(0.03)	(0.01)	(0.02)	-	(0.02)	1.13
2010	0.98	0.02		0.17	0.19	(0.01)	-	(0.01)	1.16
2009	0.81	0.02		0.17	0.19	(0.01)	(0.01)	(0.02)	0.98
2008	1.28	0.01		(0.46)	(0.45)	-	(0.02)	(0.02)	0.81
2007	1.53	0.01		(0.02)	(0.01)	(0.01)	(0.23)	(0.24)	1.28
Small Cap Growth Stock Portfolio
2012(j)	$1.72	$0.00	(e)	$0.11	$0.11	$-	$-	$-	$1.83
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)	-	(0.01)	1.72
2010	1.42	0.00	(e)	0.36	0.36	(0.01)	-	(0.01)	1.77
2009	1.09	0.00	(e)	0.33	0.33	0.00 (e)	-	0.00 (e)	1.42
2008	2.37	0.00	(e)	(0.92)	(0.92)	0.00 (e)	(0.36)	(0.36)	1.09
2007	2.38	0.00	(e)	0.22	0.22	0.00 (e)	(0.23)	(0.23)	2.37
Index 600 Stock Portfolio
2012(j)	$0.91	$0.01		$0.06	$0.07	$-	$-	$-	$0.98
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)	(0.02)	(0.03)	0.91
2010	0.77	0.01		0.19	0.20	(0.03)	-	(0.03)	0.94
2009	0.64	0.01		0.15	0.16	(0.03)	0.00 (e)	(0.03)	0.77
2008	0.93	0.01		(0.29)	(0.28)	-	(0.01)	(0.01)	0.64
2007(h)	1.00	0.00	(e)	(0.06)	(0.06)	-	(0.01)	(0.01)	0.93
Small Cap Value Portfolio
2012(j)	$1.65	$0.01		$0.08	$0.09	$-	$-	$-	$1.74
2011	1.69	0.01		(0.04)	(0.03)	(0.01)	-	(0.01)	1.65
2010	1.40	0.01		0.30	0.31	(0.02)	-	(0.02)	1.69
2009	1.14	0.01		0.30	0.31	(0.01)	(0.04)	(0.05)	1.40
2008	1.72	0.01		(0.45)	(0.44)	(0.01)	(0.13)	(0.14)	1.14
2007	1.84	0.01		(0.02)	(0.01)	(0.01)	(0.10)	(0.11)	1.72

(e)	Amount is less than $0.005.

(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007

(j)	For the six months ended June 30, 2012. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

200	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

8.25%	$359,953	0.67	%(c)	0.66	%(c)	2.16	%(c)	5.66%
(0.92)	306,921	-		0.67		2.05		13.79
15.33	259,307	-		0.67		2.00		11.14
24.58	203,716	-		0.67		2.27		12.49
(35.81)	151,641	-		0.67		2.61		28.82
3.26	212,428	-		0.67		1.93		41.94

6.34%	$826,737	0.52	%(c)	0.51	%(c)	0.15	%(c)	32.21%
(6.18)	812,782	-		0.53		0.12		50.26
23.86	941,928	-		0.54		0.33		41.04
32.09 (o)	831,412	-		0.54		0.23		39.73
(40.08)	695,626	-		0.53		0.20		43.67
20.70	1,294,703	-		0.52		0.26		66.20

7.84%	$460,193	0.27	%(c)	0.27	%(c)	1.14	%(c)	4.55%
(1.92)	439,395	-		0.27		1.04		13.15
26.29	471,012	-		0.27		1.10		9.93
37.00	400,128	-		0.26		1.35		13.40
(36.28)	319,515	-		0.26		1.50		15.94
7.93	558,136	-		0.26		1.44		24.49

7.24%	$144,195	0.91	%(c)	0.90	%(c)	2.39	%(c)	35.85%
(0.61)	124,257	-		0.91		1.66		100.60
19.93	118,130	-		0.92		2.35		121.65
23.24	94,985	-		0.94		1.91		207.63
(35.07)	74,681	-		0.89		1.01		50.78
(0.16)	114,455	-		0.87		0.66		41.37

6.52%	$383,593	0.58	%(c)	0.57	%(c)	(0.38	)%(c)	42.66%
(2.78)	379,359	-		0.57		(0.20)		75.67
25.85	418,965	-		0.59		0.03		74.54
31.17	350,161	-		0.59		0.15		111.08
(43.87)	284,621	-		0.57		0.01		146.28
9.54	543,986	-		0.55		0.13		143.29

7.67%	$67,084	0.39	%(c)	0.35	%(c)	1.15	%(c)	24.64%
0.90	54,012	0.37		0.35		0.72		52.75
25.90	45,991	0.42		0.35		0.88		46.88
25.17	30,716	0.45		0.35		0.78		51.96
(31.30)	21,174	0.55		0.35		1.38		71.09
(5.89)	24,039	0.51	(c)	0.35	(c)	2.02	(c)	51.76

5.45%	$380,862	0.87	%(c)	0.86	%(c)	1.21	%(c)	2.38%
(1.36)	362,566	-		0.87		0.63		7.25
21.95	374,259	-		0.87		0.85		11.51
28.18	308,928	-		0.86		0.76		21.11
(28.13)	240,817	-		0.87		0.87		22.94
(0.83)	337,973	-		0.86		0.80		33.39

(c)	Computed on an annualized basis.

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	201

Financial Highlights

Northwestern Mutual Series Fund, Inc.

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
International Growth Portfolio
2012(j)	$1.04	$0.01		$0.02	$0.03	$-	$-	$-	$1.07
2011	1.21	0.02		(0.18)	(0.16)	(0.01)	-	(0.01)	1.04
2010	1.05	0.02		0.15	0.17	(0.01)	-	(0.01)	1.21
2009	0.86	0.02		0.18	0.20	(0.01)	-	(0.01)	1.05
2008	1.82	0.03		(0.80)	(0.77)	(0.02)	(0.17)	(0.19)	0.86
2007	1.77	0.03		0.18	0.21	(0.02)	(0.14)	(0.16)	1.82
Research International Core Portfolio
2012(j)	$0.72	$0.01		$0.02	$0.03	$-	$-	$-	$0.75
2011	0.82	0.01		(0.10)	(0.09)	(0.01)	-	(0.01)	0.72
2010	0.75	0.01		0.07	0.08	(0.01)	-	(0.01)	0.82
2009	0.58	0.01		0.17	0.18	(0.01)	-	(0.01)	0.75
2008	1.04	0.02		(0.46)	(0.44)	(0.01)	(0.01)	(0.02)	0.58
2007(h)	1.00	0.01		0.05	0.06	(0.01)	(0.01)	(0.02)	1.04
International Equity Portfolio
2012(j)	$1.52	$0.03		$0.02	$0.05	$-	$-	$-	$1.57
2011	1.73	0.05		(0.22)	(0.17)	(0.04)	-	(0.04)	1.52
2010	1.65	0.04		0.09	0.13	(0.05)	-	(0.05)	1.73
2009	1.32	0.04		0.39	0.43	(0.07)	(0.03)	(0.10)	1.65
2008	2.67	0.07		(1.16)	(1.09)	(0.05)	(0.21)	(0.26)	1.32
2007	2.33	0.07		0.35	0.42	(0.05)	(0.03)	(0.08)	2.67
Emerging Markets Equity Portfolio
2012(j)	$0.89	$0.01		$0.04	$0.05	$-	$-	$-	$0.94
2011	1.11	0.01		(0.22)	(0.21)	(0.01)	-	(0.01)	0.89
2010	0.90	0.01		0.21	0.22	(0.01)	-	(0.01)	1.11
2009	0.53	0.01		0.37	0.38	(0.01)	-	(0.01)	0.90
2008	1.24	0.02		(0.71)	(0.69)	(0.02)	0.00 (e)	(0.02)	0.53
2007(h)	1.00	0.01		0.23	0.24	0.00 (e)	-	0.00 (e)	1.24
Money Market Portfolio
2012(j)	$1.00	$0.00	(e)	$0.00 (e)	$0.00 (e)	$0.00 (e)	$-	$0.00 (e)	$1.00
2011	1.00	0.00	(e)	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00
2010	1.00	0.00	(e)	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00
2009	1.00	0.01		0.00 (e)	0.01	(0.01)	0.00 (e)	(0.01)	1.00
2008	1.00	0.03		0.00 (e)	0.03	(0.03)	0.00 (e)	(0.03)	1.00
2007	1.00	0.05		-	0.05	(0.05)	-	(0.05)	1.00
Short-Term Bond Portfolio
2012(j)	$1.02	$0.01		$0.00 (e)	$0.01	$-	$-	$-	$1.03
2011	1.03	0.02		(0.01)	0.01	(0.02)	0.00 (e)	(0.02)	1.02
2010	1.02	0.03		0.02	0.05	(0.03)	(0.01)	(0.04)	1.03
2009	0.99	0.04		0.02	0.06	(0.03)	0.00 (e)	(0.03)	1.02
2008	1.00	0.04		(0.01)	0.03	(0.04)	-	(0.04)	0.99
2007(h)	1.00	0.03		0.00 (e)	0.03	(0.03)	-	(0.03)	1.00

(e)	Amount is less than $0.005.

(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007

(j)	For the six months ended June 30, 2012. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

202	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.79%	$282,602	0.79	%(c)	0.78	%(c)	1.99	%(c)	35.30%
(13.17)	266,215	-		0.78		1.50		82.02
16.43	297,804	0.81	(q)	0.69	(q)	1.40		150.91
23.16	246,868	-		0.85		1.95		218.24
(46.19)	197,383	0.80		0.79		1.96		134.71
12.62	353,426	-		0.78		1.61		105.82

3.47%	$207,901	1.17	%(c)	1.14	%(c)	3.56	%(c)	35.51%
(10.48)	91,956	1.37		1.15		1.79		34.10
11.05	65,711	1.38		1.15		1.54		47.90
30.82	51,345	1.69		1.15		1.94		64.57
(42.54)	33,435	1.69		1.15		2.27		77.80
5.49	47,347	1.71	(c)	1.15	(c)	1.38	(c)	45.53

3.63%	$1,302,052	0.72	%(c)	0.66	%(c)	3.76	%(c)	23.94%
(10.10)	1,218,070	0.72		0.67		2.75		32.06
7.67	1,376,593	0.72		0.67		2.33		28.57
33.11 (o)	1,289,943	0.72		0.66		2.79		10.85
(43.78)	1,009,367	0.71		0.65		3.26		2.98
18.06	1,902,612	0.70		0.63		2.76		15.70

5.61%	$200,115	1.50	%(c)	1.49	%(c)	1.83	%(c)	13.71%
(18.66)	146,836	1.59		1.50		1.21		45.56
24.08	140,665	1.57		1.50		0.98		51.60
69.73	113,931	1.62		1.50		1.37		66.35
(55.22)	52,386	1.79		1.50		2.10		109.36
24.73	89,563	1.85	(c)	1.50	(c)	1.30	(c)	73.03

0.11%	$456,251	0.31	%(c),(l)	0.00	%(c),(e),(l)	0.22	%(c)	-%
0.14	496,563	0.30	(l)	0.08	(l)	0.13		-
0.29	476,291	0.30	(l)	0.00	(e),(l)	0.29		-
0.76 (o)	570,855	0.34	(m),(l)	0.04	(m),(l)	0.62		-
2.76	622,620	0.32	(m),(l)	0.32	(m),(l)	2.66		-
5.28	462,092	-		0.30		5.16		-

0.98%	$121,339	0.39	%(c)	0.37	%(c)	1.32	%(c)	134.73%
0.55	165,716	-		0.38		1.79		116.64
3.63	130,420	-		0.39		2.48		115.08
7.22	96,710	-		0.39		3.54		65.56
2.71	69,797	-		0.40		4.29		74.86 (g)
3.10	57,998	-		0.44	(c)	4.80	(c)	72.69 (g)

(c)	Computed on an annualized basis.

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(l)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(m)	Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

(q)	For the International Growth Portfolio, expense ratios reflect total expenses before a management fee waiver effective from October 1, 2010, through December 31, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	203

Financial Highlights

Northwestern Mutual Series Fund, Inc.

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Select Bond Portfolio
2012(j)	$1.31	$0.02		$0.01	$0.03	$-	$-	$-	$1.34
2011	1.29	0.04		0.05	0.09	(0.04)	(0.03)	(0.07)	1.31
2010	1.26	0.05		0.03	0.08	(0.05)	0.00 (e)	(0.05)	1.29
2009	1.21	0.06		0.05	0.11	(0.06)	-	(0.06)	1.26
2008	1.23	0.06		(0.02)	0.04	(0.06)	-	(0.06)	1.21
2007	1.20	0.05		0.03	0.08	(0.05)	-	(0.05)	1.23
Long-Term U.S. Government Bond Portfolio
2012(j)	$1.13	$0.01		$0.04	$0.05	$-	$-	$-	$1.18
2011	1.00	0.03		0.25	0.28	(0.02)	(0.13)	(0.15)	1.13
2010	1.00	0.03		0.08	0.11	(0.05)	(0.06)	(0.11)	1.00
2009	1.22	0.03		(0.11)	(0.08)	0.00 (e)	(0.14)	(0.14)	1.00
2008	1.04	0.03		0.19	0.22	(0.02)	(0.02)	(0.04)	1.22
2007(h)	1.00	0.03		0.05	0.08	(0.03)	(0.01)	(0.04)	1.04
Inflation Protection Portfolio
2012(j)	$1.18	$0.02		$0.02	$0.04	$-	$-	$-	$1.22
2011	1.06	0.04		0.09	0.13	0.00 (e)	(0.01)	(0.01)	1.18
2010	1.06	0.03		0.03	0.06	(0.04)	(0.02)	(0.06)	1.06
2009	0.99	0.02		0.07	0.09	(0.02)	0.00 (e)	(0.02)	1.06
2008	1.04	0.05		(0.06)	(0.01)	(0.04)	0.00 (e)	(0.04)	0.99
2007(h)	1.00	0.03		0.04	0.07	(0.03)	-	(0.03)	1.04
High Yield Bond Portfolio
2012(j)	$0.70	$0.02		$0.03	$0.05	$-	$-	$-	$0.75
2011	0.72	0.05		(0.02)	0.03	(0.05)	-	(0.05)	0.70
2010	0.68	0.06		0.03	0.09	(0.05)	-	(0.05)	0.72
2009	0.51	0.05		0.18	0.23	(0.06)	-	(0.06)	0.68
2008	0.70	0.05		(0.19)	(0.14)	(0.05)	-	(0.05)	0.51
2007	0.73	0.05		(0.03)	0.02	(0.05)	-	(0.05)	0.70
Multi-Sector Bond Portfolio
2012(j)	$1.00	$0.02		$0.06	$0.08	$-	$-	$-	$1.08
2011	1.03	0.05		(0.01)	0.04	(0.05)	(0.02)	(0.07)	1.00
2010	0.99	0.06		0.08	0.14	(0.08)	(0.02)	(0.10)	1.03
2009	0.85	0.04		0.15	0.19	(0.03)	(0.02)	(0.05)	0.99
2008	0.98	0.04		(0.11)	(0.07)	(0.06)	0.00 (e)	(0.06)	0.85
2007(h)	1.00	0.03		(0.02)	0.01	(0.03)	-	(0.03)	0.98
Commodities Return Strategy Portfolio
2012(j)	$0.81	$0.00	(e)	$(0.04)	$(0.04)	$-	$-	$-	$0.77
2011(r)	1.00	0.00	(e)	(0.19)	(0.19)	-	0.00 (e)	0.00 (e)	0.81
Balanced Portfolio
2012(j)	$1.39	$0.02		$0.05	$0.07	$-	$-	$-	$1.46
2011	1.40	0.03		0.00 (e)	0.03	(0.04)	-	(0.04)	1.39
2010	1.28	0.03		0.12	0.15	(0.03)	-	(0.03)	1.40
2009	1.10	0.04		0.19	0.23	(0.05)	-	(0.05)	1.28
2008	1.99	0.05		(0.41)	(0.36)	(0.02)	(0.51)	(0.53)	1.10
2007	1.97	0.03		0.09	0.12	(0.06)	(0.04)	(0.10)	1.99

(e)	Amount is less than $0.005.

(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007

(j)	For the six months ended June 30, 2012. (Unaudited)

(r)	For the period April 29, 2011 (commencement of operations) through December 31, 2011

The Accompanying Notes are an Integral Part of the Financial Statements.

204	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.99%	$1,588,313	0.31	%(c)	0.30	%(c)	2.57	%(c)	73.41	%(g)
7.16	1,485,430	-		0.30		3.10		139.34	(g)
6.59	1,362,096	-		0.30		3.51		112.85	(g)
9.37	1,200,071	-		0.30		4.42		66.49	(g)
3.26	1,088,647	-		0.30		5.06		85.39	(g)
6.39	1,114,647	-		0.30		5.26		104.07	(g)

4.33%	$108,445	0.63	%(c),(s)	0.61	%(c),(s)	2.59	%(c)	141.60	%(g),(t)
28.92	147,149	-		0.59		2.32		665.73	(g)
10.62	103,380	-		0.60		2.76		525.61	(g)
(6.98)	82,888	-		0.60		2.75		589.06	(g)
20.76	90,206	-		0.62		2.51		272.80	(g)
7.55	35,815	0.72	(c)	0.65	(c)	4.31	(c)	175.03	(g)

3.99%	$217,334	0.60	%(c)	0.59	%(c)	2.75	%(c)	29.25%
11.93	178,375	-		0.61		3.74		52.72
5.60	116,078	-		0.61		2.43		68.09
9.98	105,670	-		0.61		2.35		63.47
(1.38)	69,140	-		0.62		4.34		48.63	(g)
6.83	37,462	0.70	(c)	0.65	(c)	4.95	(c)	94.74	(g)

6.26%	$417,041	0.47	%(c)	0.46	%(c)	6.82	%(c)	25.03%
4.59	376,289	-		0.46		7.33		44.40
14.56	343,549	-		0.47		7.99		71.62
45.39	299,022	-		0.48		8.74		75.30
(21.35)	212,003	-		0.47		8.55		43.30
2.38	292,928	-		0.47		7.43		61.65

7.07%	$297,160	0.84	%(c)	0.81	%(c)	4.07	%(c)	35.43	%(g)
4.99	234,872	-		0.83		5.15		59.18	(g)
13.19	182,453	-		0.84		5.41		102.10	(g)
22.08	145,720	-		0.85		4.43		93.70	(g)
(6.86)	94,121	-		0.88		4.40		23.40	(g)
1.09	74,829	-		0.93	(c)	5.39	(c)	72.85	(g)

(4.71)%	$121,937	0.87	%(c)	0.86	%(c)	(0.65	)%(c)	40.91%
(19.30)	90,899	-		0.91	(c)	(0.51	)(c)	81.69

4.75%	$2,219,712	0.31	%(c)	0.30	%(c)	2.11	%(c)	75.58	%(g)
2.11	2,188,140	-		0.30		2.27		114.17	(g)
11.96	2,295,102	-		0.30		2.58		81.33	(g)
21.43	2,202,539	-		0.30		3.07		73.12	(g)
(22.72)	1,994,701	-		0.30		3.26		68.34	(g)
6.15	2,896,195	-		0.30		3.23		106.64	(g)

(c)	Computed on an annualized basis.

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(s)	The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.61% and 0.59% respectively.

(t)	Due to a change in accounting standards effective for 2012, certain treasury roll transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as a secured borrowing. Had the change in standards not occurred, the portfolio turnover rate would have been 319.26%.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	205

Financial Highlights

Northwestern Mutual Series Fund, Inc.

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Asset Allocation Portfolio
2012(j)	$1.02	$0.01	$0.05	$0.06		$-	$-	$-	$1.08
2011	1.05	0.02	(0.02)	0.00	(e)	(0.03)	-	(0.03)	1.02
2010	0.96	0.02	0.10	0.12		(0.03)	-	(0.03)	1.05
2009	0.77	0.02	0.20	0.22		(0.03)	-	(0.03)	0.96
2008	1.24	0.03	(0.38)	(0.35)		(0.03)	(0.09)	(0.12)	0.77
2007	1.22	0.03	0.08	0.11		(0.03)	(0.06)	(0.09)	1.24
2012(j)	$1.31	$0.02	$0 .01	$0.03		$-	$-	$-	$1.34

(e)	Amount is less than $0.005.

(j)	For the six months ended June 30, 2012. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

206	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

5.28%	$232,929	0.61	%(c)	0.53	%(c)	1.71	%(c)	73.58	%(g)
(0.08)	230,257	0.58		0.53		1.74		95.15	(g)
13.01	248,166	0.58		0.53		2.01		73.04	(g)
27.09	232,454	0.60		0.55		2.44		78.15	(g)
(30.13)	199,640	0.60		0.54		2.59		74.22	(g)
9 .40	302,292	0.58		0.54		2.64		85.44	(g)
2.99%	$1,588,313	0.31	%(c)	0.30	%(c)	2.57	%(c)	73.41	%(g)
7.16	1,485,430	-		0.30		3.10		139.34	(g)

(c)	Computed on an annualized basis.

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	207

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2012 (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its general account and/or for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

During the period ended June 30, 2012, Northwestern Mutual made redemptions from the following Portfolios totaling:

Portfolio	Redemption Amount
Research International Core	$27,365,772
Short-Term Bond	59,636,963
Long-Term U.S. Government Bond	43,771,615

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

The Equity Income, Mid Cap Value, International Growth, Research International Core, International Equity, Emerging Markets Equity, Balanced and Asset Allocation Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains net of losses, if applicable, and repatriation taxes.

C. Federal Income Taxes — The Portfolio’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on distributable income and gains. Therefore, no federal income tax or excise provision is required.

D. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

208	Notes to Financial Statements

Notes to Financial Statements

Note 3. Security Valuation

For purposes of calculating a net asset value, portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 of the fair value hierarchy:

•

Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as a Level 2 of the fair value hierarchy.

•

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

•

Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 of the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	209

Notes to Financial Statements

•

Money market investments, other than in the Money Market Portfolio, with maturities exceeding 60 days are generally valued by a pricing service. Money market investments with maturities of 60 days or less and all securities in the Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

•

Listed derivatives, such as futures or option contracts, that are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

•

Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 of the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2012 include, but are not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period.

At June 30, 2012, the fair market value of certain securities were adjusted, resulting in their level 2 classification, due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE. The following table summarizes security transfers from Level 1 to Level 2 for each Portfolio as of June 30, 2012 (in thousands):

Portfolio	Amount
Equity Income Portfolio	$3,147
Mid Cap Value Portfolio	1,833
International Growth Portfolio	237,753
Research International Core Portfolio	192,707
International Equity Portfolio	1,147,662
Emerging Markets Equity Portfolio	122,523

In addition, management concluded that investments in open ended money market mutual funds should be classified as Level 1, resulting in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 for each Portfolio as of June 30, 2012 (in thousands):

Portfolio	Amount
Large Cap Blend Portfolio	$650
Domestic Equity Portfolio	18,801
Equity Income Portfolio	14,078
Mid Cap Value Portfolio	2,115
Small Cap Value Portfolio	7,626
Long-Term US Government Portfolio	46,423
Inflation Protection Portfolio	-	(m)

210	Notes to Financial Statements

Notes to Financial Statements

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board of Directors has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board of Directors and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board of Directors at its next regular meeting.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on

Notes to Financial Statements	211

Notes to Financial Statements

prepayment rates. Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

G. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios in commercial paper to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2012, the Select Bond and Balanced Portfolios earned $266,661 and $269,926, respectively, in interest from securities lending activity, which is included as interest income in the Statements of Operations. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities on loan. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2012, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Values of Securities on Loan	Value of Collateral
Select Bond Portfolio	$74,104,780	$75,637,500
Balanced Portfolio	67,726,320	68,985,000

As of June 30, 2012, collateral received for securities on loan was invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

H. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, wheras losses from purchase transactions cannot exceed the total amount invested. As of Junce 30, 2012, short positions were held by the Select Bond Portfolio.

I. Treasury Roll Transactions — In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modified the criteria for determining effective control of transferred assets and as a result certain Treasury Roll Transactions are now accounted for as secured borrowings. Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, the Portfolio transfers a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the Treasury security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

212	Notes to Financial Statements

Notes to Financial Statements

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio to hedge exposure to a foreign currency, to earn income and enhance returns, or as an alternative to direct investments. The Portfolios have adopted amendments to authoritative guidance regarding disclosures of derivatives and hedging activity. This guidance requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of, and gains and losses on, derivative instruments. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment under the guidance.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Notes to Financial Statements	213

Notes to Financial Statements

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2011	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2012
Growth Stock Portfolio
# of Contracts	-	555	50	400	105	-
Notional Amount	-	56	5	40	11	-
Premium	$-	125	37	10	78	$-
Large Cap Core Stock Portfolio
# of Contracts	-	180	30	150	-	-
Notional Amount	-	18	3	15	-	-
Premium	$-	26	22	4	-	$-
Small Cap Growth Stock Portfolio
# of Contracts	-	2,734	-	2,091	643	-
Notional Amount	-	273	-	209	64	-
Premium	$-	89	-	67	22	$-
Long-Term U.S. Government Bond Portfolio
# of Contracts	-	10	-	10	-	-
Notional Amount	-	10	-	10	-	-
Premium	$-	6	-	6	-	$-
Multi-Sector Bond Portfolio
# of Contracts	565	220	180	370	15	220
Notional Amount	5,538	2,200	1,800	3,700	38	2,200
Premium	$54	34	13	36	5	$34
Balanced Portfolio
# of Contracts	-	395	47	300	48	-
Notional Amount	-	40	5	30	5	-
Premium	$-	78	35	7	36	$-
Asset Allocation Portfolio
# of Contracts	-	52	6	40	6	-
Notional Amount	-	5	1	4	-	-
Premium	$-	10	5	1	4	$-

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

214	Notes to Financial Statements

Notes to Financial Statements

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedule of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding as of June 30, 2012 for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

E. Commodity-Linked Derivatives — The Commodities Return Strategy Portfolio (“Commodities Portfolio”) invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities market or a commodity index without investing directly in physical commodities. Such instruments may include swap agreements, options, futures and options on futures. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities. However, there can be no guarantee that the Portfolio’s commodity linked investments would not be correlated with traditional financial assets under any particular market conditions. The value of commodity linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Notes to Financial Statements	215

Notes to Financial Statements

F. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2012, are (amounts in thousands):

	Asset Derivatives - June 30, 2012		Liability Derivatives - June 30, 2012
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Growth Stock
Equity contracts	Receivables - Futures Variation Margin	$251	Payables - Futures Variation Margin	$-
Large Cap Core Stock
Equity contracts	Receivables - Futures Variation Margin	116	Payables - Futures Variation Margin	-
Index 500 Stock
Equity contracts	Receivables - Futures Variation Margin	383	Payables - Futures Variation Margin	-
Large Company Value
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	-	Payables - Foreign Currency Purchased	9
Equity Income
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	2	Payables - Foreign Currency Purchased	-
Mid Cap Growth Stock
Equity contracts	Receivables - Futures Variation Margin	788	Payables - Futures Variation Margin	-
Index 400 Stock
Equity contracts	Receivables - Futures Variation Margin	371	Payables - Futures Variation Margin	-
Mid Cap Value
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	64	Payables - Foreign Currency Purchased	133
Small Cap Growth Stock
Equity contracts	Receivables - Futures Variation Margin	106	Payables - Futures Variation Margin	-
International Growth
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	133	Payables - Foreign Currency Purchased	74
Research International Core
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	-	Payables - Foreign Currency Purchased	2
International Equity
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	-	Payables - Foreign Currency Purchased	390
Emerging Markets Equity
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	-	Payables - Foreign Currency Purchased	45
Short-Term Bond
Interest rate contracts	Receivables - Futures Variation Margin	84	Payables - Futures Variation Margin	-
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	5	Payables - Foreign Currency Purchased	-
Select Bond
Interest rate contracts	Receivables - Futures Variation Margin	1,064	Payables - Futures Variation Margin	-
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	146	Payables - Foreign Currency Purchased	-
Inflation Protection
Inflation linked contracts	Receivables - Outstanding Swaps Contracts, at Value	24	Payables - Outstanding Swaps Contracts, at Value	1,158
Interest rate contracts	Receivables - Futures Variation Margin	62	Payables - Futures Variation Margin	-
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	588	Payables - Foreign Currency Purchased	96
Multi-Sector Bond
Interest rate contracts	Receivables - Outstanding Options Written, at Value	-	Payables - Outstanding Options Written, at Value	34
Credit contracts	Receivables - Outstanding Swaps Contracts, at Value	1,385	Payables - Outstanding Swaps Contracts, at Value	385
Interest rate contracts	Receivables - Outstanding Swaps Contracts, at Value	1,000	Payables - Outstanding Swaps Contracts, at Value	99
Interest rate contracts	Receivables - Futures Variation Margin	-	Payables - Futures Variation Margin	16
Foreign currency exchange contracts	Receivable - Foreign Currency Sold	1,115	Payables - Foreign Currency Purchased	1,036
Commodities Return Strategy
Other contracts	Receivables - Outstanding Swaps Contracts, at Value	4,191	Payables - Outstanding Swaps Contracts, at Value	2

216	Notes to Financial Statements

Notes to Financial Statements

	Asset Derivatives - June 30, 2012		Liability Derivatives - June 30, 2012
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Balanced
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	$3,157	Payables - Outstanding Swaps Contracts, at Value	$969
Equity contracts	Receivables - Futures Variation Margin	2,058	Payables - Futures Variation Margin	-
Interest rate contracts	Receivables - Futures Variation Margin	823	Payables - Futures Variation Margin	16
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	1,066	Payables - Foreign Currency Purchased	1
Asset Allocation
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	350	Payables - Outstanding Swaps Contracts, at Value	97
Equity contracts	Receivables - Futures Variation Margin	181	Payables - Futures Variation Margin	-
Interest rate contracts	Receivables - Futures Variation Margin	38	Payables - Futures Variation Margin
Foreign currency exchange contracts	Receivables - Foreign Currency Sold	154	Payables - Foreign Currency Purchased	1

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2012 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock
Equity contracts	$(19)	$1,553	$-	$-	$1,534
Large Cap Core
Equity contracts	(14)	2,163	-	-	2,149
Index 500 Stock
Equity contracts	-	2,661	-	-	2,661
Large Company Value
Equity contracts	-	15	-	-	15
Foreign currency exchange contracts	-	-	33	-	33
Mid Cap Growth Stock
Equity contracts	-	4,619	-	-	4,619
Index 400 Stock
Equity contracts	-	4,322	-	-	4,322
Mid Cap Value
Foreign currency exchange contracts	-	-	105	-	105
Small Cap Growth Stock
Equity contracts	67	(240)	-	2,511	2,338
Index 600 Stock
Equity contracts	-	-	-	435	435
International Growth
Foreign currency exchange contracts	-	-	(90)	-	(90)
Research International Core
Foreign currency exchange contracts	-	-	42	-	42
International Equity
Foreign currency exchange contracts	-	-	(815)	-	(815)
Emerging Markets Equity
Foreign currency exchange contracts	-	-	(60)	-	(60)
Short-Term Bond
Foreign currency exchange contracts	-	-	13	-	13
Interest rate contracts	-	(662)	-	-	(662)
Select Bond
Foreign currency exchange contracts	-	-	171	-	171
Interest rate contracts	-	(2,150)	-	-	(2,150)
Long-Term U.S. Government Bond
Interest rate contracts	(1)	279	-	-	278
Inflation Protection
Foreign currency exchange contracts	-	-	600	-	600
Interest rate contracts	-	(13)	-	-	(13)
Multi-Sector Bond
Credit contracts	-	-	-	552	552
Foreign currency exchange contracts	-	-	1,192	-	1,192
Interest rate contracts	46	862	-	838	1,746
Commodities Return Strategy
Other contracts	-	-	-	(9,885)	(9,885)

Notes to Financial Statements	217

Notes to Financial Statements

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Balanced
Equity contracts	$(93)	$13,249	$-	$4,373	$17,529
Foreign currency exchange contracts	-	-	1,498	-	1,498
Interest rate contracts	-	(2,042)	-	-	(2,042)
Asset Allocation
Equity contracts	(11)	1,462	-	596	2,047
Foreign currency exchange contracts	-	-	189	-	189
Interest rate contracts	-	(56)	-	-	(56)

Change in unrealized appreciation or depreciation on derivative instruments, by contract type and primary risk exposure, including location on the Statement of Operations, for the period ended June 30, 2012 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock
Equity contracts	$-	$127	$-	$-	$127
Large Cap Core
Equity contracts	-	(294)	-	-	(294)
Index 500 Stock
Equity contracts	-	(305)	-	-	(305)
Large Company Value
Foreign currency exchange contracts	-	-	(12)	-	(12)
Equity Income
Foreign currency exchange contracts	-	-	1	-	1
Mid Cap Growth Stock
Equity contracts	-	31	-	-	31
Index 400 Stock
Equity contracts	-	(816)	-	-	(816)
Mid Cap Value
Foreign currency exchange contracts	-	-	(86)	-	(86)
Small Cap Growth Stock
Equity contracts	-	76	-	34	110
International Growth
Foreign currency exchange contracts	-	-	72	-	72
Research International Core
Foreign currency exchange contracts	-	-	3	-	3
International Equity
Foreign currency exchange contracts	-	-	(68)	-	(68)
Emerging Markets Equity
Foreign currency exchange contracts	-	-	(2)	-	(2)
Short-Term Bond
Foreign currency exchange contracts	-	-	(51)	-	(51)
Interest rate contracts	-	122	-	-	122
Select Bond
Foreign currency exchange contracts	-	-	(423)	-	(423)
Interest rate contracts	-	76	-	-	76
Long-Term U.S. Government Bond
Interest rate contracts	-	(41)	-	-	(41)
Inflation Protection
Foreign currency exchange contracts	-	-	(518)	-	(518)
Inflation linked contracts	-	-	-	213	213
Interest rate contracts	-	37	-	-	37
Multi-Sector Bond
Credit contracts	-	-	-	395	395
Foreign currency exchange contracts	-	-	(945)	-	(945)
Interest rate contracts	(53)	(859)	-	449	(463)
Commodities Return Strategy
Other contracts	-	-	-	4,420	4,420
Balanced
Equity contracts	-	(331)	-	(12,592)	(12,923)
Foreign currency exchange contracts	-	-	(937)	-	(937)
Interest rate contracts	-	(38)	-	-	(38)

218	Notes to Financial Statements

Notes to Financial Statements

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Asset Allocation
Equity contracts	$-	$(65)	$-	$(1,651)	$(1,716)
Foreign currency exchange contracts	-	-	(102)	-	(102)
Interest rate contracts	-	18	-	-	18

The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolio’s income.

Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Statements of Assets and Liabilities.

Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Note 7. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to an annually renewable contract pursuant to which each Portfolio pays a charge for investment management and administrative services to Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	0.20%
Index 400 Stock	0.25%
Mid Cap Value	0.85%
Small Cap Value	0.85%
Money Market	0.30%
Select Bond	0.30%
Commodities Return Strategy.	0.80%
Balanced	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock	0.60%	0.50%	0.40%
Large Cap Core Stock	0.60%	0.50%	0.40%
Mid Cap Growth Stock	0.80%	0.65%	0.50%
Small Cap Growth Stock	0.80%	0.65%	0.50%
International Equity	0.85%	0.65%	0.65%
High Yield Bond	0.60%	0.50%	0.40%

Notes to Financial Statements	219

Notes to Financial Statements

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value	0.72%	0.67%	0.62%
Domestic Equity	0.65%	0.55%	0.50%
International Growth	0.75%	0.65%	0.55%
Short-Term Bond	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond	0.555%	0.515%	0.495%
Inflation Protection	0.58%	0.55%	0.49%
Multi-Sector Bond	0.79%	0.78%	0.77%
Asset Allocation	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend	0.77%	0.70%	0.62%	0.56%
Research International Core	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock	0.25%	0.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividends expenses and charges and extraordinary expenses) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation	0.90%	April 30, 2013
Large Cap Blend	0.85%	April 30, 2013
Large Company Value	0.80%	April 30, 2013
Domestic Equity	0.75%	April 30, 2013
Equity Income	0.75%	April 30, 2013
Mid Cap Value	1.00%	April 30, 2013
Index 600 Stock	0.35%	April 30, 2013
Small Cap Value	1.00%	April 30, 2013
International Growth	1.10%	April 30, 2013
Research International Core	1.15%	April 30, 2013
Emerging Markets Equity	1.50%	April 30, 2013
Short-Term Bond	0.45%	April 30, 2013
Long-Term U.S. Government Bond	0.65%	April 30, 2013
Inflation Protection	0.65%	April 30, 2013
Multi-Sector Bond	0.90%	April 30, 2013
Commodities Return Strategy	0.95%	April 30, 2013
Asset Allocation	0.75%	April 30, 2013

Growth Stock Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% of the next $400 million and 0.35% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

220	Notes to Financial Statements

Notes to Financial Statements

Focused Appreciation Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% of the Portfolio’s first $100 million of assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Large Cap Core Stock Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% of the next $400 million and 0.35% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Mid Cap Growth Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% of the next $400 million and 0.45% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Index 400 Stock Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.25% on the Portfolio’s first $500 million of assets and 0.20% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Mid Cap Value Portfolio — MSA has agreed to waive a portion of its management fee on assets over $150 million such that the management fee is 0.85% on the Portfolio’s first $150 million of assets, 0.80% of the next $150 million and 0.75% on assets in excess of $300 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Small Cap Growth Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% of the next $400 million and 0.45% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Small Cap Value Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.85% on the Portfolio’s first $500 million of assets and 0.80% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

International Equity Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee for the Portfolio is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on the next $950 million, 0.58% on the next $500 million and 0.51% on assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Money Market Portfolio — MSA has voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio — MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.35% on the Portfolio’s first $100 million of assets, 0.33% on the next $150 million, 0.30% of the next $250 million and 0.28% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

High Yield Bond Portfolio — MSA has agreed to waive a portion of its management fee on assets over $1 billion such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% of the next $900 million and 0.35% on assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Commodities Return Strategy Portfolio — MSA has agreed to waive its management fee in an amount equal to the management fee paid to it by the Portfolio’s wholly owned Cayman Islands subsidiary fund. The fee waiver agreement will remain in effect for as long as the Portfolio remains invested in the subsidiary fund.

Notes to Financial Statements	221

Notes to Financial Statements

Balanced Portfolio — MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in the International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Portfolio (“Underlying Portfolios”) is 0.05%. MSA may terminate this fee waiver agreement at any time after April 30, 2013.

Asset Allocation Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the next $150 million, and 0.35% on assets in excess of $250 million. In addition, MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in Underlying Portfolios is 0.05%. MSA may terminate these fee waiver agreements at any time after April 30, 2013.

The investment advisory fee is paid to MSA. For the period January 1, 2012 to April 30, 2012, all of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, paid custodian fees, audit expenses and certain other expenses. Effective May 1, 2012, the shareholders of the Series Fund approved an amendment and restatement of three previously existing investment advisory agreements into one single Investment Advisory Agreement which shifted, among other things, the responsibility to pay for certain of the Portfolios’ administrative and operating expenses not already assumed by the Portfolios from MSA to the Portfolios. Prior to May 1, 2012, the Balanced, Select Bond and Money Market Portfolios paid only limited operating expenses whereas the remaining Portfolios paid those and certain additional expenses. Under the new structure, these three Portfolios assumed responsibility for the additional expenses the others already paid, and all Portfolios assumed responsibility for additional day-to-day operating expenses. These additional expenses include the compensation of the Series Fund’s independent directors, compensation, benefits and expenses of the Series Fund’s chief compliance officer and his or her staff relating to their duties and functions for the Series Fund, expenses associated with the pricing of the shares of the Portfolios, and non-recurring or extraordinary expenses as they may arise. For the period May 1, 2012 through June 30, 2012, these additional expenses that were incurred as a result of the new agreements were waived. MSA pays certain other costs in connection with the management of the investment of the assets of the Portfolios and the administration of the affairs of the Portfolios.

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2012, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock	$56
Focused Appreciation	78
Large Cap Core Stock	51
Large Cap Blend	45
Index 500 Stock	67
Domestic Equity	58
Equity Income	43
Mid Cap Growth Stock	52
Index 400 Stock	54
Small Cap Growth Stock	63
Index 600 Stock	69
Small Cap Value	62
Short-Term Bond	67
High Yield Bond	80
Asset Allocation	51

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day to day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

222	Notes to Financial Statements

Notes to Financial Statements

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to the expiration of capital loss carryovers and character differences with respect to income on swaps and foreign currency transactions.

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses and late year ordinary losses for federal income tax purposes are carried forward to offset future income or net realized gains. A summary of the Portfolios’ post-October and late year ordinary losses and capital loss carryovers as of December 31, 2011 is provided below:

	Post- October	Late Year	Capital Loss Carryover
Portfolio	Capital Losses	Ordinary Losses	Amount	Expiration	Utilized in 2011	Expired in 2011
	(Amounts in thousands)
Growth Stock	$-	$-	$9,556	2017	$19,243	$-
Focused Appreciation	-	-	1,247	2017	7,733	-
Large Cap Core Stock	-	-	45,138	2012-2017	19,777	60,491
Large Cap Blend	134	-	12,339	2016-2017	3,074	-
Index 500 Stock	-	-	-	-	-	-
Large Company Value	-	-	6,560	2016-2018	3,437	-
Domestic Equity	-	-	128,738	2016-2017	21,300	-
Equity Income	-	-	13,821	2017-2018	4,023	-
Mid Cap Growth Stock	-	-	42,790	2017	-	-
Index 400 Stock	-	-	-	-	-	-
Mid Cap Value	-	-	5,012	2017	13,619	-
Small Cap Growth Stock	-	-	81,762	2017	46,336	-
Index 600 Stock	-	-	-	-	54	-
Small Cap Value	-	-	-	-	3,997	-
International Growth	-	-	61,141	2016-2017	2,864	-
Research International Core	1,033	3	11,858	2016-2018	2,178	-
International Equity	-	-	18,962	2017	29,766	-
Emerging Markets Equity	353	4	-	-	12,375	-
Money Market	-	-	-	-	-	-
Short-Term Bond	155	-	-	-	-	-
Select Bond	-	-	-	-	-	-
Long-Term U.S. Government Bond	24	-	-	-	-	-
Inflation Protection	-	-	-	-	-	-
High Yield Bond	-	-	32,394	2016-2017	5,009	-
Multi-Sector Bond	-	-	-	-	-	-
Commodities Return Strategy	-	-	-	-	-	-
Balanced	-	-	26,708	2017	97,223	-
Asset Allocation	-	-	21,468	2016-2017	8,544	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“Modernization Act”), capital losses incurred by the Series Fund will not be subject to expiration and retain the character of the original loss. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. The Modernization Act is effective for taxable years beginning after December 22, 2010. During 2011, the Mid Cap Growth Portfolio and Short-Term Bond Portfolio had short-term capital losses of $8,757,548 and $1,316,748, respectively, that will be carried forward and utilized in future years.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Portfolios has reviewed all open tax years (2008 to 2011) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Notes to Financial Statements	223

Notes to Financial Statements

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2011 was as follows:

	2011 Distributions Paid From:
Portfolio	Ordinary Income	Long-Term Capital Gain
	(Amounts in thousands)
Growth Stock	$4,271	$-
Focused Appreciation	572	-
Large Cap Core Stock	4,523	-
Large Cap Blend	550	-
Index 500 Stock	28,570	34,671
Large Company Value	1,205	-
Domestic Equity	8,356	-
Equity Income	4,374	-
Mid Cap Growth Stock	2,086	-
Index 400 Stock	7,351	22,879
Mid Cap Value	2,135	-
Small Cap Growth Stock	1,448	-
Index 600 Stock	662	1,245
Small Cap Value	2,251	-
International Growth	3,374	-
Research International Core	1,332	-
International Equity	28,606	-
Emerging Markets Equity	1,340	-
Money Market	645	-
Short-Term Bond	2,493	-
Select Bond	68,303	8,195
Long-Term U.S. Government Bond	14,173	3,014
Inflation Protection	514	737
High Yield Bond	25,673	-
Multi-Sector Bond	13,385	2,442
Commodities Return Strategy	-	3
Balanced	62,036	-
Asset Allocation	5,767	-

Each Portfolio intends to distribute the maximum allowable amount permitted by law.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amount in Thousands)
Growth Stock	$3,564	$-	$(9,556)	$65,256
Focused Appreciation	1,010	-	(1,247)	29,647
Large Cap Core Stock	5,001	-	(45,138)	35,788
Large Cap Blend	4	-	(12,473)	6,484
Index 500 Stock	30,197	30,142	-	250,619
Large Company Value	125	-	(6,560)	170
Domestic Equity	9,031	-	(128,738)	41,033
Equity Income	5,760	-	(13,821)	(1,845)
Mid Cap Growth Stock	1,048	-	(51,548)	112,344
Index 400 Stock	4,463	20,196	-	27,109
Mid Cap Value	1,999	-	(5,012)	(4,149)
Small Cap Growth Stock	-	-	(81,762)	36,072
Index 600 Stock	219	544	-	898
Small Cap Value	1,838	4,256	-	57,763
International Growth	4,499	-	(61,141)	(17,305)
Research International Core	340	-	(12,894)	(3,672)
International Equity	35,831	-	(18,962)	(23,534)
Emerging Markets Equity	308	93	(357)	(10,554)
Money Market	415	-	-	-
Short-Term Bond	320	-	(1,472)	2,068
Select Bond	68,078	10,069	-	34,128
Long-Term U.S. Government Bond	4,259	76	(24)	2,510
Inflation Protection	6,123	1,827	-	12,723
High Yield Bond	26,613	-	(32,394)	1,280
Multi-Sector Bond	1,635	659	-	(1,110)
Commodities Return Strategy	-	-	-	(16,957)

The Accompanying Notes are an Integral Part of the Financial Statements.

224	Notes to Financial Statements

Notes to Financial Statements

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amount in Thousands)
Balanced	$26,638	$-	$(26,708)	$139,599
Asset Allocation	607	-	(21,468)	19,480

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2012 and the year ended December 31, 2011 are summarized below:

Portfolio	2012 Reimbursements	2011 Reimbursements
International Growth	$189,854	$316,188
Research International Core	153,515	134,488
International Equity	1,724,740	2,789,589
Emerging Markets Equity	145,732	213,969

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Basis of Consolidation

The NMSF Cayman Commodity Fund, Ltd. (“Subsidiary”), a Cayman Islands exempted company, was incorporated on March 8, 2011 and is a wholly owned subsidiary of the Commodities Portfolio. Investing in the Subsidiary allows the Commodities Portfolio to achieve greater exposure to commodities-related investments in pursuit of its investment objectives as outlined in the prospectus and statement of additional information. The Commodities Portfolio is the sole shareholder of the Subsidiary with the intent that the Commodities Portfolio will retain all rights to the Subsidiary. The Commodities Portfolio may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity index linked and commodity linked derivative instruments and other derivatives such as swap agreements and futures contracts that provide exposure to the performance of the commodities markets. The Subsidiary also may invest in fixed income securities. The Commodities Portfolio’s Schedule of Investments and related financial statements have been consolidated and includes the accounts of both the Commodities Portfolio and the Subsidiary. All inter-company transactions and balances have been eliminated.

Note 12. Investment Income and Securities Transactions

For the period ended June 30, 2012, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in Thousands)
Growth Stock	$167,738	$-	$180,764	$-
Focused Appreciation	31,135	-	29,210	-
Large Cap Core Stock	140,822	-	143,081	-
Large Cap Blend	15,450	-	14,311	-
Index 500 Stock	18,075	-	28,536	-
Large Company Value	21,934	-	17,201	-
Domestic Equity	90,999	-	110,246	-
Equity Income	48,512	-	18,372	-
Mid Cap Growth Stock	262,167	-	313,395	-
Index 400 Stock	37,349	-	20,113	-

Notes to Financial Statements	225

Notes to Financial Statements

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in Thousands)
Mid Cap Value	$60,550	$-	$48,279	$-
Small Cap Growth Stock	157,726	-	176,545	-
Index 600 Stock	23,253	-	14,108	-
Small Cap Value	8,964	-	10,113	-
International Growth	106,531	-	99,730	-
Research International Core	156,750	-	47,129	-
International Equity	358,338	-	296,407	-
Emerging Markets Equity	71,265	-	24,602	-
Short-Term Bond	39,887	167,651	54,553	188,278
Select Bond	425,795	948,084	355,713	783,394
Long-Term U.S. Government Bond	3,716	183,233	17,630	216,730
Inflation Protection	34,243	64,989	8,620	49,188
High Yield Bond	114,568	-	91,853	-
Multi-Sector Bond	83,493	63,753	29,831	54,407
Commodities Return Strategy	52,381	12,069	19,442	15,006
Balanced(a)	1,044,745	620,705	985,794	524,253
Asset Allocation(b)	134,224	37,452	119,756	30,503

(a)	Includes (in thousands) $32 of sales directly with affliliates
(b)	Includes (in thousands) $32 of purchases directly with affiliates

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or is under common control. Transactions with affiliated companies during the period ended June 30, 2012 are as follows:

Portfolio	Value at 12/31/2011	Purchases	Sales	Value at 6/30/2012	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2012
	(Amounts in Thousands)
Balanced
Research International Core	$-	$91,000	$-	$94,681	$-	$-	$-	45.5%
International Equity	-	39,000	-	40,362	-	-	-	3.1
Emerging Markets Equity	-	5,000	-	4,686	-	-	-	2.3

	$-	$135,000	$-	$139,729	$-	$-	$-

Asset Allocation
Research International Core	$-	$4,000	$-	$14,566	$-	$-	$-	7.0%
International Equity	-	6,000	-	6,209	-	-	-	0.5
Emerging Markets Equity	-	1,000	-	937	-	-	-	0.5

	$-	$21,000	$-	$21,712	$-	$-	$-

Note 13. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) in bankruptcy proceedings arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2012, were: Index 400 Stock Portfolio $5,600,000 (1.22% of net assets); Index 500 Stock Portfolio $977,000 (0.06% of net assets); Small Cap Value Portfolio $618,000 (0.16% of net assets); and Equity Income Portfolio $2,873,000 (0.80% of net assets).

Note 14. Subsequent Events

Effective July 1, 2012, and continuing for a period of time to be determined by MSA, with respect to the Money Market Portfolio, MSA voluntarily agreed to waive a portion of the investment advisory fee such that the investment advisory fee is 0.15% of the Portfolio’s average net assets.

226	Notes to Financial Statements

Notes to Financial Statements

At its meeting on August 9, 2012, the Series Fund Board of Directors voted to replace the current sub-adviser of the Domestic Equity and Large Cap Blend Portfolios. Effective October 1, 2012, the Domestic Equity Portfolio will be sub-advised by Delaware Management Company, a series of Delaware Management Business Trust and the Large Cap Blend Portfolio will be sub-advised by Fiduciary Management, Inc.

Notes to Financial Statements	227

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

228	Proxy Voting and Portfolio Holdings

Special Meeting of Shareholders

A Special Meeting of Shareholders of Northwestern Mutual Series Fund, Inc. (“NMSF” or the “Series Fund”) was held on April 17, 2012. All of the outstanding shares of NMSF are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and therefore, Northwestern Mutual is the only shareholder of NMSF. Northwestern Mutual holds these shares for its general account and for its separate investment accounts used for its variable annuity contracts and variable life insurance policies. Northwestern Mutual voted the outstanding shares allocated to the separate accounts in accordance with the instructions received from variable annuity contract or variable life insurance policy owners and payees. Shares of each Portfolio of NMSF as to which no timely instructions were received were voted by Northwestern Mutual in proportion to the instructions from those contract and policy owners and payees who furnished timely instructions with respect to shares of that Portfolio. Northwestern Mutual also voted the shares of each Portfolio held in its general account in the same proportion as it voted the rest of the shares for that Portfolio. The results of the shareholders’ vote on the proposals are as follows:

Proposal 1 — To elect six Directors to Series Fund’s Board of Directors. (Under Maryland law, the nominees for director receiving the vote of a plurality of the outstanding voting shares of NMSF cast at a shareholders meeting will be elected.)

Director Name	Votes For	Votes Withheld	Total Votes
Miriam M. Allison	9,142,723,897.877	247,036,127.638	9,359,760,025.515
Christy L. Brown	9,128,053,060.490	231,706,965.025	9,359,760,025.515
Gail L. Hanson	9,142,489,820.848	217,270,204.667	9,359,760,025.515
Robert H. Huffman III	9,148,330,069.379	211,429,956.136	9,359,760,025.515
Gary A. Poliner	9,163,232,588.698	196,527,436.817	9,359,760,025.515
Michael G. Smith	9,131,487,051.808	228,272,973.707	9,359,760,025.515

Proposal 2 — To approve the amendment and restatement of the existing Investment Advisory Agreements between Mason Street Advisors, LLC and the Series Fund.

(Each Portfolio voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Growth Stock	230,292,614.907	9,402,523.087	5,206,319.006	244,901,457.000
Focused Appreciation	168,132,400.458	3,907,719.258	2,904,700.284	174,944,820.000
Large Cap Core Stock	285,433,578.434	14,516,717.833	9,189,561.733	309,139,858.000
Large Cap Blend	84,739,011.786	3,423,400.086	3,466,669.128	91,629,081.000
Index 500 Stock	575,110,043.446	24,546,395.864	15,593,350.690	615,249,790.000
Large Company Value	91,499,080.133	3,603,676.400	2,558,396.467	97,661,153.000
Domestic Equity	417,627,910.137	9,494,396.693	11,732,745.170	438,855,052.000
Equity Income	252,477,258.444	8,289,721.781	5,543,422.775	266,310,403.000
Mid Cap Growth Stock	257,273,474.099	11,272,033.029	8,112,794.872	276,658,302.000
Index 400 Stock	304,348,749.427	12,262,406.184	8,958,869.389	325,570,025.000
Mid Cap Value	107,005,629.747	2,012,226.014	1,921,098.239	110,938,954.000
Small Cap Growth Stock	206,674,890.663	6,832,576.564	5,363,842.773	218,871,310.000
Index 600 Stock	54,354,586.301	5,591,963.170	1,389,013.829	61,335,563.000
Small Cap Value	209,069,314.592	6,243,630.242	4,765,466.166	220,078,411.000
International Growth	244,399,406.329	7,818,216.232	4,948,094.439	257,165,717.000
Research International Core	126,539,304.366	4,934,317.737	2,471,734.897	133,945,357.000
International Equity	746,627,674.028	37,689,575.842	17,909,779.130	802,227,029.000
Emerging Markets Equity	160,079,134.495	5,278,125.224	4,627,579.281	169,984,839.000
Money Market	445,126,662.818	24,029,778.999	12,642,475.183	481,798,917.000
Short-Term Bond	152,760,766.934	3,922,108.403	7,757,887.663	164,440,763.000
Select Bond	894,121,017.637	19,054,360.204	37,276,861.159	950,452,239.000
Long-Term U.S. Government Bond	99,705,759.592	3,203,045.309	4,609,465.435	107,518,270.336
Inflation Protection	146,104,987.007	4,226,437.301	5,489,895.692	155,821,320.000
High Yield Bond	510,144,087.894	15,484,969.669	11,933,584.437	537,562,642.000
Multi-Sector Bond	223,498,633.276	6,735,628.624	8,830,964.100	239,065,226.000
Commodities Return Strategy	112,862,896.062	3,716,258.066	2,150,697.872	118,729,852.000
Balanced	1,465,637,611.525	41,317,777.934	59,758,604.541	1,566,713,994.000
Asset Allocation	209,972,262.806	4,742,852.503	7,474,566.691	222,189,682.000

Special Meeting of Shareholders	229

Special Meeting of Shareholders

Proposal 3 — To approve matters relating to changes in the Portfolios’ commodities policies.

(All Portfolios (other than the Commodities Return Strategy Portfolio) voted on this Proposal separately.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Growth Stock	230,307,942.733	8,360,406.054	6,233,108.213	244,901,457.000
Focused Appreciation	167,381,385.008	3,704,878.023	3,858,556.969	174,944,820.000
Large Cap Core Stock	286,628,273.973	11,376,107.535	11,135,476.492	309,139,858.000
Large Cap Blend	86,663,784.444	2,106,690.786	2,858,605.770	91,629,081.000
Index 500 Stock	574,958,876.532	18,803,308.310	21,487,605.158	615,249,790.000
Large Company Value	94,129,295.211	338,854.094	3,193,003.695	97,661,153.000
Domestic Equity	417,955,196.313	7,490,194.625	13,409,661.062	438,855,052.000
Equity Income	255,421,154.113	4,828,562.570	6,060,686.317	266,310,403.000
Mid Cap Growth Stock	254,907,693.661	11,523,861.058	10,226,747.281	276,658,302.000
Index 400 Stock	304,330,892.637	10,584,909.452	10,654,222.911	325,570,025.000
Mid Cap Value	106,784,376.310	1,770,554.391	2,384,023.299	110,938,954.000
Small Cap Growth Stock	205,530,439.178	6,227,919.196	7,112,951.626	218,871,310.000
Index 600 Stock	54,705,819.393	5,352,200.049	1,277,543.858	61,335,563.000
Small Cap Value	210,063,045.769	4,760,481.579	5,254,883.652	220,078,411.000
International Growth	244,052,500.610	7,507,761.994	5,605,454.396	257,165,717.000
Research International Core	128,873,664.536	2,098,362.120	2,973,330.344	133,945,357.000
International Equity	746,892,942.632	29,072,832.745	26,261,253.623	802,227,029.000
Emerging Markets Equity	161,169,222.961	4,036,071.397	4,779,544.642	169,984,839.000
Money Market	443,697,228.761	18,200,959.261	19,900,728.978	481,798,917.000
Short-Term Bond	154,059,830.016	2,670,815.151	7,710,117.833	164,440,763.000
Select Bond	896,516,685.404	15,143,505.378	38,792,048.218	950,452,239.000
Long-Term U.S. Government Bond	100,986,029.261	979,081.449	5,553,159.626	107,518,270.336
Inflation Protection	147,440,136.887	1,784,689.944	6,596,493.169	155,821,320.000
High Yield Bond	514,627,251.624	8,799,060.001	14,136,330.375	537,562,642.000
Multi-Sector Bond	226,112,635.205	2,808,224.314	10,144,366.481	239,065,226.000
Balanced	1,453,323,242.355	37,897,426.145	75,493,325.500	1,566,713,994.000
Asset Allocation	208,076,339.675	3,134,202.275	10,979,140.050	222,189,682.000

Proposal 4 — To approve the reclassification of the investment objectives of 18 Portfolios from “fundamental” to “non-fundamental.”

(Only the shareholders of the Growth Stock, Focused Appreciation, Large Cap Core Stock, Index 500 Stock, Domestic Equity, Equity Income, Mid Cap Growth Stock, Index 400 Stock, Mid Cap Value, Small Cap Growth Stock, Small Cap Value, International Growth, International Equity, Money Market, Select Bond, High Yield Bond, Balanced and Asset Allocation Portfolios, voting separately, voted on this Proposal.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Growth Stock	227,062,477.496	11,782,631.969	6,056,347.535	244,901,457.000
Focused Appreciation	165,643,347.709	5,891,376.911	3,410,095.380	174,944,820.000
Large Cap Core Stock	284,605,132.946	13,560,480.248	10,974,244.806	309,139,858.000
Index 500 Stock	561,240,342.877	33,886,902.773	20,122,544.350	615,249,790.000
Domestic Equity	413,568,441.885	12,170,357.013	13,116,253.102	438,855,052.000
Equity Income	251,273,290.958	9,188,409.101	5,848,702.941	266,310,403.000
Mid Cap Growth Stock	252,104,476.077	15,426,750.527	9,127,075.396	276,658,302.00
Index 400 Stock	298,368,476.180	15,545,980.078	11,655,568.742	325,570,025.000
Mid Cap Value	105,678,357.281	2,878,894.059	2,381,702.660	110,938,954.000
Small Cap Growth Stock	202,954,026.548	10,332,387.171	5,584,896.281	218,871,310.000
Small Cap Value	207,765,587.593	6,410,501.907	5,902,321.500	220,078,411.000
International Growth	241,985,587.405	9,676,711.190	5,503,418.405	257,165,717.000
International Equity	737,127,538.486	42,842,941.207	22,256,549.307	802,227,029.000
Money Market	433,030,821.130	34,402,781.628	14,365,314.242	481,798,917.000
Select Bond	879,826,990.825	31,995,078.294	38,630,169.881	950,452,239.000
High Yield Bond	507,807,537.032	15,757,156.982	13,997,947.986	537,562,642.000

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Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Balanced	1,422,269,237.379	70,297,286.471	74,147,470.150	1,566,713,994.000
Asset Allocation	206,418,560.825	6,638,414.815	9,132,706.360	222,189,682.000

Proposal 5 — To approve a change in the classification of each of the Focused Appreciation Portfolio and the Inflation Protection Portfolio from a “diversified company” to a “non-diversified company” under Section 5(b) of the Investment Company Act of 1940, as amended.

(Only the shareholders of the Focused Appreciation and Inflation Protection Portfolios, voting separately, voted on this Proposal.)

Portfolio Name	Votes For	Votes Against	Votes Abstained	Total Votes
Focused Appreciation	165,002,373.055	6,027,559.148	3,914,887.797	174,944,820.000
Inflation Protection	144,394,925.252	4,721,869.670	6,704,525.078	155,821,320.000

Special Meeting of Shareholders	231

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2012

At its February 23, 2012 meeting, the Series Fund Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s existing Portfolios (the “Existing Advisory Agreements”). The Board also approved the continuation of an Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to the Series Fund’s existing Portfolios (the “Amended Advisory Agreement”), contingent on the approval of the Amended Advisory Agreement by the Series Fund’s shareholders at a special meeting of shareholders to be held in April 2012 (together with the Existing Advisory Agreements, the “Advisory Agreements”).

At its May 10, 2012 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio and (2) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio. The Series Fund Board, including the Independent Directors, also unanimously approved the continuance, subject to the limitations discussed below, of the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Capital Guardian Trust Company (“Cap Guardian”) relating to the Series Fund’s Domestic Equity Portfolio, and the Investment Sub-Advisory Agreement between Mason Street Advisors and Cap Guardian relating to the Series Fund’s Large Cap Blend Portfolio. MFS, Templeton and Cap Guardian are sometimes collectively referred to hereinafter as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to hereinafter as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to hereinafter as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with approving the continuance of the Advisory Agreements and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards

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with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to the Sub-Advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreements Between the Series Fund and Mason Street Advisors

At its February 23, 2012 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreements with respect to each Series Fund Portfolio. In doing so, the Board recognized that at its November 16, 2011 meeting, it had approved the amendment and restatement of each of the Existing Advisory Agreements into one Amended Advisory Agreement and, further, determined to present the Amended Advisory Agreement to the Series Fund’s shareholders for their consideration at a special meeting to be held in April 2012. At its February 23, 2012 meeting, the Board approved the continuation of the Existing Advisory Agreements subject to shareholder approval at the April 2012 special meeting of shareholders. The Board then approved the continuation of the Amended Advisory Agreement contingent upon shareholder approval. The Amended Advisory Agreement was subsequently approved by the Series Fund’s shareholders at the April 2012 special meeting.

The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel in general and the portfolio managers of each Portfolio in particular. The directors also considered the scope of the services provided by Mason Street Advisors, its general investment philosophy, the specific investment strategies employed for each Portfolio and the performance of the Portfolios. The directors understood that entering into the Amended Advisory Agreement would not impact the nature or quality of the investment advisory services being provided by Mason Street Advisors, or the persons providing those services. The Board also considered information presented by Mason Street Advisors regarding personnel changes and a reorganization of the investment team for the Series Fund’s Asset Allocation and Balanced Portfolios, and concluded that it was satisfied that the changes would not diminish the level of service provided by Mason Street Advisors to those Portfolios.

The directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors understood that entering into the Amended Advisory Agreement would not diminish the nature or quality of the administrative services being provided by Mason Street Advisors and its affiliates, or the persons or entities providing those services. The directors also took into consideration Mason Street Advisors’ compliance oversight with respect to the Portfolios and its risk management infrastructure. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio. The directors took into consideration the challenges presented in managing the Portfolios in the current market environment.

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In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the market conditions and factors that had resulted in the underperformance by certain Portfolios over various periods, and a discussion of the additional steps that Mason Street Advisors was implementing to address the performance of certain Portfolios, including certain sub-advised Portfolios. With respect to those Portfolios the performance of which had lagged their respective benchmark or peer group of funds over longer periods of time, the directors considered other factors relevant to performance that they believed were sufficient to warrant the continuation of the Advisory Agreements. These factors, which varied among the Portfolios, included stronger longer term relative performance, explanations by the portfolio managers regarding the reasons for the underperformance, stronger shorter term performance reflecting, where applicable, steps taken to address the performance issues, competitive performance when compared to other benchmarks or peer groups, and actions taken or being considered by Mason Street Advisors and/or the sub-advisers that were designed to help improve investment performance. The Board considered information relating to the Portfolios’ Lipper peer group rankings over various periods, and noted favorably the positive progression in the number of Portfolios moving out of the fourth quartile, as well as the increasing number of Portfolios ranked within the first quartile, for periods ended December 31, 2011 as compared to earlier periods. Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, on balance, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. In evaluating the management fees paid by each Portfolio, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreements and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not ascertainable. The directors also noted that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often be the case under a typical investment management contract.

The directors recognized that Mason Street Advisors manages the assets of other clients in addition to the Series Fund, substantially all of whom are affiliates of Mason Street Advisors. The directors did not, however, consider the management fees charged to other Mason Street Advisors’ clients as particularly relevant in assessing the fees charged under the Advisory Agreements. They were informed that the advisory fees were based on different factors and considerations, including differences in the level and nature of services provided to Mason Street Advisors’ affiliated clients compared to the services provided by Mason Street Advisors to the Series Fund, and in some instances, these clients had investment objectives and policies different than the Portfolios.

The directors also considered each Portfolio’s operating expenses over various periods, and noted that overall the expense ratios of the Portfolios continued to be extremely competitive compared to peer groups and to the industry at large. The directors considered that 25 of the 28 Portfolios were in the top two quartiles (meaning lowest expenses) of their respective Lipper peer group category for total operating expenses, with 20 of the 28 in the top quartile, while the remaining Portfolios were in the third quartile, for the period ended December 31, 2011. Expense information considered by the directors for the period ended December 31, 2011 was based on actual expenses plus estimated expenses proposed to be shifted to the Portfolios under the Amended Advisory Agreement after giving effect to expense caps and breakpoints. With respect to the three Portfolios in the third quartile, the directors considered the nature of the expenses that had contributed to the higher operating expenses and noted that expense caps were in place with respect to each such Portfolio.

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In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios, the amounts waived or reimbursed by Mason Street Advisors under the agreements and Mason Street Advisors’ plans to implement new advisory fee waivers for seven additional Portfolios, contingent on the approval of the Amended Advisory Agreement. The directors also considered that the costs of managing mutual funds have increased and are likely to continue to increase in the current market and regulatory environment. Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Portfolios, including pro forma 2011 gross profit information on average assets under management reflecting the effects of the estimated expenses proposed to be shifted to the Portfolios under the Amended Advisory Agreement after giving effect to expense caps and breakpoints. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Lipper category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including the participation of fund families advised by certain sub-advisers to the Portfolios in affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors.

The Board also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs, and concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicatve of, services provided by the ETFs.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 28 Portfolios and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that these Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Lipper. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time, as evidenced by Mason Street Advisors’ agreement to add advisory fee waivers for seven additional Portfolios contingent on the approval of the Amended Advisory Agreement. Based on this information, the Board concluded that each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its May 10, 2012 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance, subject to the limitations discussed below, of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. In addition to the information provided to them at the meeting by Mason Street Advisors and the Sub-Advisers, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-

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Advisers and their discussions with representatives of Mason Street Advisors, its affiliates and the Sub-Advisers. The directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. The directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the directors included the Sub-Adviser’s overall business, organization and management structure, the tenure and experience of the Sub-Adviser’s investment personnel in general and the portfolio managers of each of the Sub-Advised Portfolios in particular, changes in key personnel, and each Sub-Adviser’s succession plan. The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers, and concluded that generally there had been no changes in the level of service provided. Consideration was also given to the Sub-Advisers’ respective reputations in providing investment management services, the Sub-Advisers’ experience and the performance of each Sub-Advised Portfolio. The directors also reviewed information provided by each Sub-Adviser with respect to its financial condition and assets under management. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, other than as discussed below, the directors concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services.

With respect to the Board’s consideration of the continuation of the Sub-Advisory Agreements with Cap Guardian relating to the Domestic Equity and Large Cap Blend Portfolios, the Board considered the decline in both Cap Guardian’s assets under management and the number of its institutional sub-advisory accounts and the potential impact of such declines on future service levels to those Portfolios. The Board also considered the Portfolios’ investment results over a variety of periods, and while acknowledging that performance had improved slightly in the near term, expressed dissatisfaction with the Portfolios’ longer-term performance. The Board took into consideration the frequency with which the portfolio manager teams for each Portfolio had been reconfigured over the past several years. Based on the foregoing considerations, the Board concluded that the Sub-Advisory Agreements with Cap Guardian relating to the Domestic Equity and Large Cap Blend Portfolios should be continued only until such time as an orderly transition to a new sub-adviser could be accomplished.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. It was noted that, in keeping with its stated investment strategies, the International Equity Portfolio tended to outperform in down markets.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance. For the reasons and based on the discussion summarized above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. In evaluating the management fees and total expenses paid by the Sub-Advised Portfolios, the directors considered the actual and contractual fees paid by each Sub-Advised Portfolio, as presented in connection with the review of the Series Fund’s Advisory Agreements with Mason Street Advisors. The directors also considered the sub-advisory fees to be paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. The directors also considered a

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comparison of the actual and contractual management fees of the Sub-Advised Portfolios and those of an independently selected peer group of mutual funds for each of the Sub-Advised Portfolios. The directors considered the comparative data as a tool to help assess the reasonableness of each Sub-Advised Portfolio’s advisory fee, although they noted that it was difficult to make precise comparisons with other funds because the exact nature of services provided to peer funds is often not ascertainable. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense cap and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

The directors noted that, during the period, Mason Street Advisors had engaged affiliates of MFS and Templeton to sub-advise certain assets allocated to international investments for two Northwestern Mutual accounts (“NM Accounts”) advised by Mason Street Advisors. The directors did not, however, consider the sub-advisory fees charged by such MFS and Templeton affiliates to the NM Accounts as particularly relevant in assessing the fees charged by MFS for the Series Fund’s Research International Core and Emerging Markets Equity Portfolios and by Templeton for the Series Fund’s International Equity Portfolio because the fees were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors and the MFS and Templeton affiliates to the NM Accounts, and the differences in the investment mandate, objectives, portfolio managers and policies of those Accounts, as compared to those of the Series Fund’s Research International Core, Emerging Markets Equity and International Equity Portfolios.

The directors also considered the total operating expenses of each of the Sub-Advised Portfolios and compared those expenses with those of each Sub-Advised Portfolio’s respective peer group. The directors considered that the Lipper expense rankings of the Portfolios sub-advised by Templeton and Cap Guardian were in the top two Lipper quartiles (meaning lowest expenses) of their respective peer groups. The directors also considered the nature of the expenses that had contributed to the higher total operating expenses of the Portfolios sub-advised by MFS, which were in Lipper’s third and fourth quartile, respectively, for net expenses and noted that expense cap agreements were in place with respect to each such Portfolio.

Based on their review of the above information and other factors deemed relevant by the directors, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. In all instances, including those where profitability information had not been provided, the directors noted that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. In connection with their review, the directors were presented with information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers and their affiliates arising from the Sub-Advised Portfolios. The directors also considered the profitability of Mason Street Advisors. Based on their review, the directors concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economics of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense cap and/or fee waiver agreements that were in place with respect to each Sub-Advised Portfolio. The directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between each Sub-Advised Portfolio and Mason Street Advisors. The directors also considered the total assets of each Sub-Advised Portfolio and the expense ratios of the Sub-Advised Portfolios. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

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Sub-Advisory Agreements

Other Information

The directors were presented with other information intended to assist them in their consideration of the approval of the continuation of the Advisory Agreements and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios, information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions, and information regarding oversight of the Series Fund’s various service providers. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions, and information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio turnover, succession planning and other matters.

Conclusions of the Directors

Based on a consideration of all information they deemed relevant in its totality, the directors, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable, and approved the continuation of each Agreement (in the case of the Amended Advisory Agreement, contingent on subsequent approval by the Series Fund’s shareholders) for another year, as being in the best interests of each Portfolio.

238	Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: August 16, 2012

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 16, 2012